AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 27, 2009

File No. 333-

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

EQ Advisors Trust

(Exact Name of Registrant as Specified in Charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of Principal Executive Offices)

(212) 554-1234

(Registrant’s Area Code and Telephone Number)

STEVEN M. JOENK

AXA Funds Management Group

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

With copies to:

PATRICIA LOUIE, ESQ. AXA Equitable Life Insurance Company 1290 Avenue of the Americas New York, New York 10104	CLIFFORD J. ALEXANDER, ESQ. MARK C. AMOROSI, ESQ. K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: Class IA and Class IB shares of beneficial interest in the series of the registrant designated as the EQ/Core Bond Index Portfolio, EQ/Intermediate Government Bond Index Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/PIMCO Ultra Short Bond Portfolio and EQ/Quality Bond PLUS Portfolio.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-17217 and 811-07953).

EQ ADVISORS TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders

Notice of Special Meeting

Information Statement

Part A - Proxy Statement/Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

AXA EQUITABLE LIFE INSURANCE COMPANY

MONY LIFE INSURANCE COMPANY

MONY LIFE INSURANCE COMPANY OF AMERICA

1290 Avenue of the Americas

New York, New York 10104

June     , 2009

Dear Contractholder:

Enclosed is a notice of a Special Meeting of Shareholders of each of the following Portfolios:

•	EQ/Ariel Appreciation II Portfolio (the “Appreciation Portfolio”),

•	EQ/AXA Rosenberg Value Long/Short Equity Portfolio (the “Long/Short Portfolio”),

•	EQ/Bond Index Portfolio (the “Bond Index Portfolio”),

•	EQ/Caywood-Scholl High Yield Bond Portfolio (the “High Yield Portfolio”),

•	EQ/Government Securities Portfolio (the “Government Securities Portfolio”),

•	EQ/Long Term Bond Portfolio (the “Long Term Bond Portfolio”),

•	EQ/Lord Abbett Mid Cap Value Portfolio (the “Mid Cap Value Portfolio”),

•	EQ/Short Duration Bond Portfolio (the “Short Duration Bond Portfolio”), and

•	EQ/Van Kampen Real Estate Portfolio (the “Real Estate Portfolio” and together, the “Acquired Portfolios”).

Each Acquired Portfolio is a portfolio of EQ Advisors Trust (the “Trust”). The Special Meeting of Shareholders of the Acquired Portfolios is scheduled to be held at the Trust’s offices, 1290 Avenue of the Americas, New York, New York 10104, on August 26, 2009 at             , Eastern time (“Meeting”). At the Meeting, the shareholders of the Acquired Portfolios will be asked to approve the proposals described below.

The Trust’s Board of Trustees (“Board of Trustees”) has called the Meeting to request shareholder approval of the reorganization of each Acquired Portfolio into a corresponding series of the Trust (the “Acquiring Portfolios”) (the “Reorganizations”) as set forth below:

•	the Appreciation Portfolio, Mid Cap Value Portfolio and Real Estate Portfolio into the EQ/Mid Cap Value PLUS Portfolio,

•	the Long/Short Portfolio and Short Duration Bond Portfolio into the EQ/PIMCO Ultra Short Bond Portfolio,

•	the Bond Index Portfolio and Long Term Bond Portfolio into the EQ/Core Bond Index Portfolio,

•	the High Yield Portfolio into the EQ/Quality Bond PLUS Portfolio, and

•	the Government Securities Portfolio into the EQ/Intermediate Government Bond Index Portfolio.

The Board of Trustees has approved these proposals.

Each Portfolio is managed by AXA Equitable Life Insurance Company (“AXA Equitable”) and sub-advised by one or more investment sub-advisers. In each case, if a Reorganization is approved and implemented, each Contractholder that invests indirectly in an Acquired Portfolio will automatically become a Contractholder that invests indirectly in the corresponding Acquiring Portfolio.

As an owner of an annuity contract or certificate and/or life insurance policy that participates in the Acquired Portfolios through the investment divisions of separate accounts established by AXA Equitable, MONY Life Insurance Company or MONY Life Insurance Company of America (each, an “Insurance Company”), you are entitled to instruct the applicable Insurance Company how to vote the Acquired Portfolio shares related to your interest in those accounts as of the close of business on May 31, 2009. The attached Notice of Special Meeting of Shareholders and Combined Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

You are cordially invited to attend the Meeting. Since it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your voting instructions by completing, dating, signing, and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even though you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. Please respond promptly in order to save additional costs of proxy solicitation and in order to make sure you are represented.

Very truly yours,

Steven M. Joenk
President
AXA Funds Management Group
AXA Equitable Life Insurance Company

EQ ADVISORS TRUST

EQ/Ariel Appreciation II Portfolio

EQ/AXA Rosenberg Value Long/Short Equity Portfolio

EQ/Bond Index Portfolio

EQ/Caywood-Scholl High Yield Bond Portfolio

EQ/Government Securities Portfolio

EQ/Long Term Bond Portfolio

EQ/Lord Abbett Mid Cap Value Portfolio

EQ/Short Duration Bond Portfolio

EQ/Van Kampen Real Estate Portfolio

1290 Avenue of the Americas

New York, New York 10104

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON AUGUST 26, 2009

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of each of the following Portfolios, each of which is a portfolio of EQ Advisors Trust (the “Trust”), will be held on Wednesday, August 26, 2009, at             , Eastern time, at the offices of the Trust, located at 1290 Avenue of the Americas, New York, New York 10104 (the “Meeting”):

•	EQ/Ariel Appreciation II Portfolio (the “Appreciation Portfolio”),

•	EQ/AXA Rosenberg Value Long/Short Equity Portfolio (the “Long/Short Portfolio”),

•	EQ/Bond Index Portfolio (the “Bond Index Portfolio”),

•	EQ/Caywood-Scholl High Yield Bond Portfolio (the “High Yield Portfolio”),

•	EQ/Government Securities Portfolio (the “Government Securities Portfolio”),

•	EQ/Long Term Bond Portfolio (the “Long Term Bond Portfolio”),

•	EQ/Lord Abbett Mid Cap Value Portfolio (the “Mid Cap Value Portfolio”),

•	EQ/Short Duration Bond Portfolio (the “Short Duration Bond Portfolio”), and

•	EQ/Van Kampen Real Estate Portfolio (the “Real Estate Portfolio” and together, the “Acquired Portfolios”).

The Meeting will be held to act on the following proposals:

1.	To approve the Plan of Reorganization and Termination adopted by the Trust (the “Reorganization Plan”), which provides for the reorganization of the Appreciation Portfolio, Mid Cap Value Portfolio and Real Estate Portfolio into the EQ/Mid Cap Value PLUS Portfolio, also a series of the Trust.

2.	To approve the Plan of Asset/Stock Exchange adopted by the Trust, which provides for the sale of the Long/Short Portfolio’s assets to the EQ/PIMCO Ultra Short Bond Portfolio (the “Ultra Short Bond Portfolio”), also a series of the Trust, and the Reorganization Plan, which provides for the reorganization of the Short Duration Bond Portfolio into the Ultra Short Bond Portfolio.

3.	To approve the Reorganization Plan, which provides for the reorganization of the Bond Index Portfolio and Long Term Bond Portfolio into the EQ/Core Bond Index Portfolio, also a series of the Trust.

4.	To approve the Reorganization Plan, which provides for the reorganization of the High Yield Portfolio into the EQ/Quality Bond PLUS Portfolio, also a series of the Trust.

5.	To approve the Reorganization Plan, which provides for the reorganization of the Government Securities Portfolio into the EQ/Intermediate Government Bond Index Portfolio, also a series of the Trust.

6.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please note that owners of variable life insurance policies or variable annuity contracts or certificates (“Contractholders”) issued by AXA Equitable Life Insurance Company, MONY Life Insurance Company or MONY Life Insurance Company of America (each, an “Insurance Company”) who have invested in shares of the Acquired Portfolios through the investment divisions of a separate account or accounts of an Insurance Company will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Combined Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote and the Contractholders entitled to provide voting instructions at the Meeting and any adjournments thereof has been fixed as the close of business on May 31, 2009. If you attend the Meeting, you may vote or give your voting instructions in person.

YOUR VOTE IS IMPORTANT

PLEASE RETURN YOUR PROXY CARD OR VOTING INSTRUCTION CARD PROMPTLY

Regardless of whether you plan to attend the Meeting, you should vote or give voting instructions by promptly completing, dating, signing, and returning the enclosed proxy or voting instruction card for the Portfolio in which you directly or indirectly own shares in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 12-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time. The Trust’s Board of Trustees recommends that you vote or provide voting instructions to vote FOR the proposals.

By order of the Board of Trustees,

Patricia Louie
Vice President and Secretary

June     , 2009

New York, New York

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AXA EQUITABLE LIFE INSURANCE COMPANY

MONY LIFE INSURANCE COMPANY

MONY LIFE INSURANCE COMPANY OF AMERICA

INFORMATION STATEMENT

REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

EQ/ARIEL APPRECIATION II PORTFOLIO

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

EQ/BOND INDEX PORTFOLIO

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

EQ/GOVERNMENT SECURITIES PORTFOLIO

EQ/LONG TERM BOND PORTFOLIO

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

EQ/SHORT DURATION BOND PORTFOLIO

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

EACH A SERIES OF EQ ADVISORS TRUST

TO BE HELD ON AUGUST 26, 2009

DATED: JUNE     , 2009

GENERAL

This Information Statement is being furnished by AXA Equitable Life Insurance Company (“AXA Equitable”), MONY Life Insurance Company or MONY Life Insurance Company of America (each, an “Insurance Company” and together, the “Insurance Companies”), each of which is a stock life insurance company, to owners of their variable life insurance policies or variable annuity contracts or certificates (“Contracts”) (“Contractholders”) who, as of May 31, 2009 (“Record Date”), had net premiums or contributions allocated to the investment divisions of their separate accounts (“Separate Accounts”) that are invested in shares of one or more of the following Portfolios:

•	EQ/Ariel Appreciation II Portfolio,

•	EQ/AXA Rosenberg Value Long/Short Equity Portfolio,

•	EQ/Bond Index Portfolio,

•	EQ/Caywood-Scholl High Yield Bond Portfolio,

•	EQ/Government Securities Portfolio,

•	EQ/Long Term Bond Portfolio,

•	EQ/Lord Abbett Mid Cap Value Portfolio,

•	EQ/Short Duration Bond Portfolio, and

•	EQ/Van Kampen Real Estate Portfolio (together, the “Acquired Portfolios”).

Each Acquired Portfolio is a portfolio of EQ Advisors Trust (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission as an open-end management investment company.

Each Insurance Company is required to offer Contractholders the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Portfolios (“Shares”) held by its Separate Accounts, as to how it should vote on the reorganization and asset exchange (“transaction”) proposals (“Proposals”) to be considered at the Special Meeting of Shareholders of the Acquired Portfolios referred to in the preceding Notice and at any adjournments (the “Meeting”). The enclosed Combined Proxy Statement and Prospectus, which you should retain for future reference, sets forth concisely information about the proposed transactions involving the Acquired Portfolios and corresponding series of the Trust that a Contractholder should know before completing the enclosed voting instruction card.

AXA Financial, Inc. is the parent company of each Insurance Company and is a wholly owned subsidiary of AXA, a French insurance holding company. The principal executive offices of AXA Financial, Inc. and each Insurance Company are located at 1290 Avenue of the Americas, New York, New York 10104.

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This Information Statement and the accompanying voting instruction card are being mailed to Contractholders on or about June     , 2009.

HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contractholders are asked to promptly complete their voting instructions on the enclosed voting instruction card(s); and sign, date and mail the voting instruction card(s) in the accompanying postage-paid envelope. Contractholders also may provide voting instructions by phone at 1-800-             or by Internet at our website at                     .

If a voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the Shares in favor of the Proposal(s).

The number of Shares held in the investment division of a Separate Account corresponding to an Acquired Portfolio for which a Contractholder may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of the corresponding Acquired Portfolio. At any time prior to an Insurance Company’s voting at the Meeting, a Contractholder may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.

HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contractholders in accordance with those instructions. An Insurance Company will vote Shares attributable to Contracts for which it is the Contractholder “FOR” each applicable Proposal. Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the applicable Proposal. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from Contractholders, or that are attributable to amounts retained by AXA Equitable as surplus or seed money, will be voted by the applicable Insurance Company either for or against approval of the Proposals, or as an abstention, in the same proportion as the Shares for which Contractholders (other than the Insurance Company) have provided voting instructions to the Insurance Company.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the specified Proposals, to be acted on at the Meeting. If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of AXA Equitable or its affiliates as well as officers and agents of the Trust. The principal solicitation will be by mail but voting instructions may also be solicited by telephone, telegraph, fax, personal interview, the Internet or other permissible means.

If the necessary quorum to transact business is not established or the vote required to approve or reject a Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of voting instructions. The persons named as proxies will vote in favor of such adjournment with respect to those Shares for which they received voting instructions in favor of a Proposal and will vote against any such adjournment those Shares for which they received voting instructions against a Proposal.

It is important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date and mail the voting instruction card in the accompanying postage-paid envelope. You may also provide your voting instructions by telephone at 1-800-             or by Internet at our website at                     .

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COMBINED PROXY STATEMENT AND PROSPECTUS

June     , 2009

EQ ADVISORS TRUST

EQ/Ariel Appreciation II Portfolio

EQ/AXA Rosenberg Value Long/Short Equity Portfolio

EQ/Bond Index Portfolio

EQ/Caywood-Scholl High Yield Bond Portfolio

EQ/Government Securities Portfolio

EQ/Long Term Bond Portfolio

EQ/Lord Abbett Mid Cap Value Portfolio

EQ/Short Duration Bond Portfolio

EQ/Van Kampen Real Estate Portfolio

EQ/Core Bond Index Portfolio

EQ/Intermediate Government Bond Index Portfolio

EQ/Mid Cap Value PLUS Portfolio

EQ/PIMCO Ultra Short Bond Portfolio

EQ/Quality Bond PLUS Portfolio

1290 Avenue of the Americas

New York, New York 10104

1-877-222-2144

This Combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) is being furnished to owners of variable life insurance policies or variable annuity contracts or certificates (“Contracts”) (“Contractholders”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), MONY Life Insurance Company or MONY Life Insurance Company of America (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of May 31, 2009, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (“Separate Accounts”) that are invested in shares of beneficial interest in one or more of the following Portfolios:

•	EQ/Ariel Appreciation II Portfolio (the “Appreciation Portfolio”),

•	EQ/AXA Rosenberg Value Long/Short Equity Portfolio (the “Long/Short Portfolio”),

•	EQ/Bond Index Portfolio (the “Bond Index Portfolio”),

•	EQ/Caywood-Scholl High Yield Bond Portfolio (the “High Yield Portfolio”),

•	EQ/Government Securities Portfolio (the “Government Securities Portfolio”),

•	EQ/Long Term Bond Portfolio (the “Long Term Bond Portfolio”),

•	EQ/Lord Abbett Mid Cap Value Portfolio (the “Mid Cap Value Portfolio”),

•	EQ/Short Duration Bond Portfolio (the “Short Duration Bond Portfolio”), and

•	EQ/Van Kampen Real Estate Portfolio (the “Real Estate Portfolio” and each an “Acquired Portfolio” and together the “Acquired Portfolios”)

Each Acquired Portfolio is a portfolio of EQ Advisors Trust (the “Trust”), an open-end management investment company. This Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in one or more of the Acquired Portfolios as of May 31, 2009. Contractholders are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposals contained in this Proxy Statement/Prospectus in connection with the solicitation by the Board of Trustees of the Trust (“Board”) of proxies to be used at the Special Meeting of Shareholders of the Acquired Portfolios to be held at 1290 Avenue of the Americas, New York, New York 10104, on Wednesday, August 26, 2009, at             , Eastern time, or any adjournment or adjournments thereof (“Meeting”).

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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The proposals described in this Proxy Statement/Prospectus are as follows:

Proposal	Shareholders Entitled to Vote on the Proposal

1.      To approve the Plan of Reorganization and Termination adopted by the Trust (the “Reorganization Plan”), which provides for the reorganization of the Appreciation Portfolio, Mid Cap Value Portfolio and Real Estate Portfolio into the EQ/Mid Cap Value PLUS Portfolio (the “Mid Cap PLUS Portfolio”), also a series of the Trust.

Shareholders of the Appreciation Portfolio, Mid Cap Value Portfolio and Real Estate Portfolio, voting separately with respect to the Reorganization of their Portfolio.

2.      To approve the Plan of Asset/Stock Exchange adopted by the Trust (the “Exchange Plan”), which provides for the sale of the Long/Short Portfolio’s assets to the EQ/PIMCO Ultra Short Bond Portfolio (the “Ultra Short Bond Portfolio”), also a series of the Trust (the “Asset Exchange”), and the Reorganization Plan, which provides for the reorganization of the Short Duration Bond Portfolio into the Ultra Short Bond Portfolio.

Shareholders of the Long/Short Portfolio voting separately with respect to the Asset Exchange and shareholders of the Short Duration Bond Portfolio voting separately with respect to the Reorganization of their Portfolio.

3.      To approve the Reorganization Plan, which provides for the reorganization of the Bond Index Portfolio and Long Term Bond Portfolio into the EQ/Core Bond Index Portfolio (the “Core Bond Index Portfolio”), also a series of the Trust.

Shareholders of the Bond Index Portfolio and Long Term Bond Portfolio, voting separately with respect to the Reorganization of their Portfolio.

4.      To approve the Reorganization Plan, which provides for the reorganization of the High Yield Portfolio into the EQ/Quality Bond PLUS Portfolio (the “Quality Bond PLUS Portfolio”), also a series of the Trust.

Shareholders of the High Yield Portfolio.

5.      To approve the Reorganization Plan, which provides for the reorganization of the Government Securities Portfolio into the EQ/Intermediate Government Bond Index Portfolio (the “Government Bond Index Portfolio”), also a series of the Trust.

Shareholders of the Government Securities Portfolio.

Each reorganization referred to in Proposals 1 through 5 above is referred to herein as a “Reorganization” and together as the “Reorganizations;” and the Asset Exchange and each Reorganization is referred to herein as a “Transaction” and together as the “Transactions.” Each of the Mid Cap PLUS, Ultra Short Bond, Core Bond Index, Quality Bond PLUS and Government Bond Index Portfolios is referred to herein as an “Acquiring Portfolio” and together as the “Acquiring Portfolios.” In addition, the Mid Cap PLUS and Quality Bond PLUS Portfolios may be referred to herein as a “PLUS Portfolio.”

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposals that you should know before voting or providing voting instructions. Additional information about the Trust has been filed with the Securities and Exchange Commission (“SEC”) and is available upon oral or written request without charge. This Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contractholders and other shareholders on or about June     , 2009. It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contractholders and in accordance with voting procedures established by the Trust.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of the Trust, each dated May 1, 2009, as supplemented, with respect to all of the Acquired Portfolios (File Nos. 333-17217 and 811-07953);

2.	The Annual Report to Shareholders of the Trust with respect to all of the Acquired Portfolios for the fiscal year ended December 31, 2008 (File Nos. 333-17217 and 811-07953); and

3.	The Statement of Additional Information dated June , 2009, relating to the Transactions (File No. 333- ).

For a free copy of any of the above documents, please call or write the Trust at the phone number below or the above address.

Shareholders and Contractholders can find out more about the Acquired Portfolios in the Trust’s Annual Report listed above, which has been furnished to shareholders and Contractholders. Shareholders and Contractholders may request another copy thereof, without charge, by writing to the Trust at the above address or by calling 1-877-222-2144.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended. Accordingly, it must file certain reports and other information with the SEC. You can copy and review information about the Trust at the SEC’s Public Reference Room in Washington, DC, and at certain of the following SEC Regional Offices: New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, MA 02110; Philadelphia Regional Office, The Mellon Independence Center, 701 Market Street, Philadelphia, PA 19106; Atlanta Regional Office, 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; Salt Lake Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, CA 94104. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the IDEA Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information from the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549, at prescribed rates.

TABLE OF CONTENTS

SUMMARY	1
The Proposed Transactions	1
PROPOSAL 1: APPROVAL OF THE REORGANIZATION PLAN WITH RESPECT TO THE REORGANIZATION OF THE APPRECIATION PORTFOLIO, MID CAP VALUE PORTFOLIO AND REAL ESTATE PORTFOLIO INTO THE MID CAP PLUS PORTFOLIO	2
Comparison of Investment Objectives, Policies and Strategies	6
Comparison of Principal Risk Factors	10
Comparative Fee and Expense Tables	11
Example of Portfolio Expenses	13
Comparative Performance Information	14
Capitalization	16
PROPOSAL 2: APPROVAL OF THE EXCHANGE PLAN WITH RESPECT TO THE SALE OF THE LONG/SHORT PORTFOLIO’S ASSETS TO THE ULTRA SHORT BOND PORTFOLIO AND THE REORGANIZATION PLAN WITH RESPECT TO THE REORGANIZATION OF THE SHORT DURATION BOND PORTFOLIO INTO THE ULTRA SHORT BOND PORTFOLIO	17
Comparison of Investment Objectives, Policies and Strategies	21
Comparison of Principal Risk Factors	23
Comparative Fee and Expense Tables	24
Example of Portfolio Expenses	26
Comparative Performance Information	26
Capitalization	28
PROPOSAL 3: APPROVAL OF THE REORGANIZATION PLAN WITH RESPECT TO THE REORGANIZATION OF THE BOND INDEX PORTFOLIO AND LONG TERM BOND PORTFOLIO INTO THE CORE BOND INDEX PORTFOLIO	29
Comparison of Investment Objectives, Policies and Strategies	32
Comparison of Principal Risk Factors	33
Comparative Fee and Expense Tables	34
Example of Portfolio Expenses	35
Comparative Performance Information	36
Capitalization	38
PROPOSAL 4: APPROVAL OF THE REORGANIZATION PLAN WITH RESPECT TO THE REORGANIZATION OF THE HIGH YIELD PORTFOLIO INTO THE QUALITY BOND PLUS PORTFOLIO	39
Comparison of Investment Objectives, Policies and Strategies	42
Comparison of Principal Risk Factors	43
Comparative Fee and Expense Tables	45
Example of Portfolio Expenses	46
Comparative Performance Information	46
Capitalization	47
PROPOSAL 5: APPROVAL OF THE REORGANIZATION PLAN WITH RESPECT TO THE REORGANIZATION OF THE GOVERNMENT SECURITIES PORTFOLIO INTO THE GOVERNMENT BOND INDEX PORTFOLIO	48
Comparison of Investment Objectives, Policies and Strategies	50
Comparison of Principal Risk Factors	51
Comparative Fee and Expense Tables	52
Example of Portfolio Expenses	53
Comparative Performance Information	53
Capitalization	54
ADDITIONAL INFORMATION ABOUT THE TRANSACTIONS	55
Terms of the Reorganization Plan	55
Terms of the Exchange Plan	56
Description of the Securities to Be Issued	57
Board Considerations	57
Potential Benefits of the Transactions to AXA Equitable	58
Description of Risk Factors	58

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SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Reorganization Plan, a copy of which is attached hereto as Appendix A, or the Exchange Plan, a copy of which is attached hereto as Appendix B (each, a “Plan”), as applicable.

The Proposed Transactions

This Proxy Statement/Prospectus is soliciting shareholders with amounts invested in one or more of the Acquired Portfolios as of May 31, 2009 to approve (1) the Reorganization Plan, whereby each Acquired Portfolio (other than the Long/Short Portfolio) will be reorganized into the corresponding Acquiring Portfolio, or (2) the Exchange Plan, whereby the Long/Short Portfolio will sell its assets to the Ultra Short Bond Portfolio. (Each Acquired Portfolio and Acquiring Portfolio is sometimes referred to herein as a “Portfolio.”)

Each Acquired Portfolio’s shares are divided into two classes, designated Class IA and Class IB shares (“Acquired Portfolio Shares”). Each Acquiring Portfolio’s shares also are divided into two classes, designated Class IA and Class IB shares (“Acquiring Portfolio Shares”). The rights and preferences of each class of Acquiring Portfolio Shares are identical to the corresponding class of Acquired Portfolio Shares.

The Reorganization Plan provides, with respect to each Reorganization, and the Exchange Plan provides, with respect to the Asset Exchange, for:

•

the transfer (sale, in the case of the Asset Exchange) of all of the assets of the Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for Acquiring Portfolio Shares having an aggregate net asset value equal to the Acquired Portfolio’s net assets;

•	the Acquiring Portfolio’s assumption of all the liabilities of the Acquired Portfolio;

•	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contractholders) of those Acquiring Portfolio Shares; and

•	the complete termination of the Acquired Portfolio.

A comparison of the investment objective(s), investment policies, strategies and principal risks of each Acquired Portfolio and its corresponding Acquiring Portfolio is included in “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below. The Portfolios have identical distribution procedures, purchase procedures, exchange rights and redemption procedures, as discussed in “Additional Information about the Acquiring Portfolios” below. Each Portfolio offers its shares to Separate Accounts and certain other eligible investors. Shares of each Portfolio are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of a Transaction.

Subject to shareholder approval, each Transaction is expected to be effective at the close of business on September     , 2009, or on a later date the Trust decides upon (“Closing Date”). As a result of each Transaction, each shareholder invested in shares of one or more of the Acquired Portfolios would become an owner of shares of the corresponding Acquiring Portfolio. Each such shareholder would hold, immediately after the Closing Date, Class IA or Class IB shares of the applicable Acquiring Portfolio having an aggregate value equal to the aggregate value of the Class IA or Class IB Acquired Portfolio Shares, as applicable, that were held by the shareholder as of the Closing Date. Similarly, each Contractholder whose Contract values are invested in shares of one or more of the Acquired Portfolios would become an indirect owner of shares of the corresponding Acquiring Portfolio. Each such Contractholder would indirectly hold, immediately after the Closing Date, Class IA or Class IB shares of the applicable Acquiring Portfolio having an aggregate value equal to the aggregate value of the Class IA or Class IB Acquired Portfolio Shares, as applicable, that were indirectly held by the Contractholder as of the Closing Date. The consummation of any one Transaction is not contingent on the consummation of any other Transaction. The Trust believes that there will be no adverse tax consequences to shareholders or Contractholders as a result of the Transactions. Please see “Additional Information about the Transactions – Federal Income Tax Consequences of the Transactions” below for further information.

The Board has unanimously approved each Plan with respect the Portfolios involved therein. Accordingly, the Board is submitting each Plan for approval by the relevant Acquired Portfolio’s shareholders. In considering whether to approve a proposal (a “Proposal”), you should review the Proposal for the Acquired Portfolio(s) in which you were a direct or indirect holder on the Record Date (as defined under “Voting Information”). In addition, you should review the information in this Proxy Statement/Prospectus that relates to all of the Proposals and the applicable Plan generally. The Board recommends that you vote “FOR” the Proposals to approve the Plans.

PROPOSAL 1:	APPROVAL OF THE REORGANIZATION PLAN WITH RESPECT TO THE REORGANIZATION OF THE APPRECIATION PORTFOLIO, MID CAP VALUE PORTFOLIO AND REAL ESTATE PORTFOLIO INTO THE MID CAP PLUS PORTFOLIO.

This Proposal 1 requests your approval of the Reorganization Plan, pursuant to which the Appreciation Portfolio, Mid Cap Value Portfolio and Real Estate Portfolio will be reorganized into the Mid Cap PLUS Portfolio. The shareholders of each Acquired Portfolio will vote separately on its Reorganization. The consummation of any one Reorganization described in this Proposal is not contingent on the consummation of any other Reorganization.

In considering whether you should approve this Proposal, you should note that:

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The Appreciation Portfolio and Mid Cap PLUS Portfolio have identical investment objectives and substantially similar investment policies, strategies and principal risks. Below is a summary comparison of the two Portfolios. For a detailed comparison of the each Portfolio’s investment objectives, policies, strategies and risks, see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.

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Each Portfolio’s investment objective is to seek to achieve long-term capital appreciation. Each Portfolio also invests primarily in equity securities of mid-capitalization companies. In particular, the Appreciation Portfolio invests primarily (normally at least 65% of its assets) in the securities of mid-capitalization companies, while the Mid Cap PLUS Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other instruments that derive their value from the securities of such companies). In addition, the investment adviser(s) for each Portfolio generally employ a value investing approach in selecting securities for investment. Each Portfolio also may invest, to a limited extent, in derivatives, real estate investment trusts (“REITs”), foreign securities and exchange-traded funds (“ETFs”).

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There are also some differences between the Portfolios of which you should be aware. One primary difference between the Portfolios is that the Mid Cap PLUS Portfolio normally allocates its assets among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Mid Cap PLUS Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in ETFs (“ETF Allocated Portion”). The Appreciation Portfolio is actively managed by one Adviser and does not have an Index Allocated Portion or ETF Allocated Portion. In addition, the Mid Cap PLUS Portfolio has an investment strategy to invest under normal circumstances a larger percentage of its assets in the securities of mid-capitalization companies than the Appreciation Portfolio, and each Portfolio defines mid-capitalization companies somewhat differently (companies with market capitalizations between $2 billion and $15 billion at the time of purchase for the Appreciation Portfolio and companies within the market capitalization ranges of certain indices, ranging from $24 million to $14 billion as of December 31, 2008, for the Mid Cap PLUS Portfolio).

Another difference is that, while both Portfolios may invest to a limited extent in foreign securities, the Mid Cap PLUS Portfolio limits investments in foreign securities to 20% of its total assets, including up to 10% in developing markets, while the Appreciation Portfolio does not have a stated limit with respect to such investments. In addition, the Appreciation Portfolio is a focused portfolio that generally contains no more than 50 stocks and holds investments for a relatively long period of time. The Mid Cap PLUS Portfolio does not have a similar policy.

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Each Portfolio is subject to adviser selection risk, asset class risk, equity risk, foreign securities risk, including currency risk, market risk, mid-cap company risk, portfolio management risk, securities lending risk, security risk, security selection risk and value investing risk as principal risks. The Appreciation Portfolio also is subject to convertible securities risk and focused portfolio risk as principal risks, while the Mid Cap PLUS Portfolio generally is not. In addition, the principal risks of investing in the Mid Cap PLUS Portfolio also include derivatives risk, including futures and options risk, emerging markets risk, ETF risk, index fund risk, multiple adviser risk and real estate investing risk, which are not principal risks of investing in the Appreciation Portfolio.

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The Mid Cap Value Portfolio and Mid Cap PLUS Portfolio have substantially similar investment objectives, investment policies, strategies and principal risks. Below is a summary comparison of the two Portfolios. For a detailed comparison of the each Portfolio’s investment objectives, policies, strategies and risks, see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.

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Each Portfolio seeks capital appreciation as its investment objective. Each Portfolio also invests primarily in equity securities of mid-capitalization companies. In particular, the Mid Cap Value Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of mid-sized companies, while the Mid Cap PLUS Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other instruments that derive their value from the securities of such companies). Both Portfolios also define mid-capitalization companies by reference to the market capitalization of companies in a particular index(es), which as of December 31, 2008, ranged from $24 million to $14 billion. In addition, the investment adviser(s) for each Portfolio generally employ a value investing approach in selecting securities for investment. Each Portfolio also may invest, to a limited extent, in derivatives, REITs, foreign securities and ETFs.

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There are also some differences between the Portfolios of which you should be aware. One primary difference between the two Portfolios is that the Mid Cap PLUS Portfolio normally allocates its assets among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Mid Cap PLUS Portfolio is an Active Allocated Portion; one portion of the Portfolio is an Index Allocated Portion; and one portion of the Portfolio is an ETF Allocated Portion. The Mid Cap Value Portfolio is actively managed by one Adviser and does not have an Index Allocated Portion or ETF Allocated Portion. In addition, while each Portfolio may invest to a limited extent in foreign securities, the Mid Cap Value Portfolio limits investments in foreign securities traded outside of the U.S. (other than American Depositary Receipts and similar depositary receipts) to 10% of its net assets, while the Mid Cap PLUS Portfolio limits investments in foreign securities to 20% of its total assets, including up to 10% in developing markets.

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Each Portfolio is subject to adviser selection risk, asset class risk, derivatives risk, including futures and options risk, equity risk, foreign securities risk, including currency risk, market risk, mid-cap company risk, portfolio management risk, securities lending risk, security risk, security selection risk and value investing risk as principal risks. The Mid Cap Value Portfolio also is subject to convertible securities risk and depositary receipts risk as principal risks, while the Mid Cap PLUS Portfolio generally is not. In addition, the principal risks of investing in the Mid Cap PLUS Portfolio also include emerging markets risk, ETF risk, index fund risk, multiple adviser risk and real estate investing risk, which are not principal risks of investing in the Appreciation Portfolio.

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The Real Estate Portfolio and Mid Cap PLUS Portfolio have similar investment objectives and investment policies, but different primary investment policies and strategies and some different principal risks. Below is a summary comparison of the two Portfolios. For a detailed comparison of each Portfolio’s investment objectives, policies, strategies and risks, see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.

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The Real Estate Portfolio’s investment objective is to seek to provide average current income and long-term capital appreciation. The Mid Cap PLUS Portfolio’s investment objective is to seek to achieve long-term capital appreciation. Thus, each Portfolio seeks long-term capital appreciation as a component of its investment objective. Each Portfolio also invests primarily in equity securities. In addition, the investment advisers for both Portfolios employ a value investing approach in selecting securities for investment. Each Portfolio also may invest, to a limited extent, in derivatives, REITs, foreign securities and ETFs.

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There are also some differences between the Portfolios of which you should be aware. One primary difference between the Portfolios is that the Mid Cap PLUS Portfolio seeks to achieve long-term capital appreciation as its investment objective, while the Real Estate Portfolio seeks to provide average current income in addition to long-term capital appreciation. Another primary difference between the Portfolios is that the Real Estate Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry, including REITs, while the Mid Cap PLUS Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other instruments that derive their value from the securities of such companies). Thus, the Real Estate Portfolio focuses its investments in the real estate industry, while the Mid Cap PLUS Portfolio does not. However, the Mid Cap PLUS Portfolio may invest to a limited extent in REITs. In addition, the Index Allocated Portion of the Mid Cap PLUS Portfolio seeks to track the performance (before fees and expenses) of the Russell Midcap Value Index, which holds approximately 10% in real estate holdings. Another difference between the two Portfolios is that the Mid Cap PLUS Portfolio normally allocates its assets among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Mid Cap PLUS Portfolio is an Active Allocated Portion; one portion of the Portfolio is an Index Allocated Portion; and one portion of the Portfolio is an ETF Allocated Portion. The Real Estate Portfolio is actively managed by one Adviser and does not have an Index Allocated Portion or ETF Allocated Portion. The Real Estate Portfolio also is a non-diversified portfolio, which means that it may invest in a limited number of issuers. The Mid Cap PLUS Portfolio is diversified.

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Each Portfolio is subject to adviser selection risk, asset class risk, derivatives risk, including futures and options risk, equity risk, foreign securities risk, including currency risk, market risk, portfolio management risk, real estate investing risk, securities lending risk, security risk, security selection risk and value investing risk as principal risks. The Real Estate Portfolio also is subject to convertible securities risk, fixed income risk, focused portfolio risk and non-diversification risk as principal risks, while the Mid Cap PLUS Portfolio generally is not. In addition, the principal risks of investing in the Mid Cap PLUS Portfolio also include emerging markets risk, ETF risk, index fund risk, mid-cap company risk and multiple adviser risk, which are not principal risks of investing in the Real Estate

Portfolio. For a detailed description of the investment objectives, policies, and strategies and principal risks of each Portfolio, please see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.

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AXA Equitable (“Manager”) serves as the investment manager and administrator for each Portfolio and would continue to manage and administer the Mid Cap PLUS Portfolio after the Reorganizations. AXA Equitable has received an exemptive order from the SEC that generally permits AXA Equitable and the Board to appoint, dismiss and replace each Portfolio’s investment sub-adviser(s) (each, an “Adviser”) and to amend the advisory agreements between AXA Equitable and the Advisers without obtaining shareholder approval. AXA Equitable has appointed one Adviser to manage the assets of each of the Appreciation Portfolio, Mid Cap Value Portfolio and Real Estate Portfolio. In particular, Ariel Investments, Lord Abbett & Co. LLC and Morgan Stanley Investment Management, Inc., respectively, currently serve as the Advisers for the Appreciation Portfolio, Mid Cap Value Portfolio and Real Estate Portfolio. AXA Equitable has appointed two Advisers to manage distinct portions of the Mid Cap PLUS Portfolio’s assets. In particular, Wellington Management Company, LLP, which is responsible for the management of the Active Allocated Portion of the Mid Cap PLUS Portfolio, and SSgA Funds Management, Inc., which is responsible for the Index Allocated Portion of the Mid Cap PLUS Portfolio, currently serve as Advisers to the Mid Cap PLUS Portfolio and it is anticipated that they would continue to advise their respective portions of the Mid Cap PLUS Portfolio after the Reorganizations. In addition, AXA Equitable is responsible for the management of the ETF Allocated Portion of the Mid Cap PLUS Portfolio and it is anticipated that it would continue to manage the ETF Allocated Portion of Mid Cap PLUS Portfolio after the Reorganizations. For a detailed description of the Manager and the Mid Cap PLUS Portfolio’s Advisers, please see “Additional Information about the Acquiring Portfolios - The Manager” and “- The Advisers” below.

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The Appreciation Portfolio, Mid Cap Value Portfolio, Real Estate Portfolio and Mid Cap PLUS Portfolio had net assets of approximately $48.4 million, $259.6 million, $450.6 million and $857.5 million, respectively, as of December 31, 2008. Thus, if the Reorganizations had been in effect on that date, the combined Portfolio would have had net assets of approximately $1.6 billion.

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Class IA shareholders of each Acquired Portfolio will receive Class IA shares of the Mid Cap PLUS Portfolio, and Class IB shareholders of each Acquired Portfolio will receive Class IB shares of the Mid Cap PLUS Portfolio, pursuant to the Reorganizations. Shareholders will not pay any sales charges in connection with the Reorganizations. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Transactions” and “Additional Information about the Acquiring Portfolios” below for more information.

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It is estimated that the annual operating expense ratios for Mid Cap PLUS Portfolio’s Class IA and Class IB shares, immediately following the Reorganizations, will be lower than those of each Acquired Portfolio’s Class IA and Class IB shares, respectively, for the last fiscal year, before and after taking into account expense limitation arrangements that are in effect for the Portfolios. The expense limitation arrangement for each Portfolio will be in effect until April 30, 2010, and may be considered for renewal by AXA Equitable and the Board of Trustees of the Trust annually thereafter. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

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The maximum management fee for each of the Appreciation Portfolio, Mid Cap Value Portfolio and Real Estate Portfolio is equal to an annual rate of 0.75%, 0.70% and 0.90%, respectively, of the relevant Portfolio’s average daily net assets, while the maximum management fee for the Mid Cap PLUS Portfolio is equal to an annual rate of 0.55% of its average daily net assets. The administration fee schedule for each Acquired Portfolio is $30,000 per year for each Portfolio, plus the Portfolio’s proportionate share of the Trust’s administration fee for portfolios with a single Adviser, which is equal to an annual rate of 0.12% of the first $3 billion of total the Trust average daily net assets (exclusive of certain portfolios, including the Mid Cap PLUS Portfolio), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The Mid Cap PLUS Portfolio pays AXA Equitable an annual fee of

0.15% of its average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of the Portfolio allocated to separate Advisers and/or managed in a discrete style). For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

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Following the Reorganizations, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the Mid Cap PLUS Portfolio. It is not expected that the Mid Cap PLUS Portfolio will revise any of its investment policies following the Reorganizations to reflect those of any of the Acquired Portfolios. AXA Equitable has reviewed each Acquired Portfolio’s current portfolio holdings and determined that the holdings generally are compatible with the Mid Cap PLUS Portfolio’s investment objective and policies. Thus, AXA Equitable believes that, if the Reorganizations are approved, all or a substantial portion of the holdings of the Appreciation Portfolio and the Mid Cap Value Portfolio and a significant portion of the holdings of the Real Estate Portfolio could be transferred to and held by the Mid Cap PLUS Portfolio. However, it is expected that some of those holdings may not remain at the time of the Reorganizations due to normal portfolio turnover. It is also expected that, if a Reorganization is approved, the holdings of the Acquired Portfolio involved therein that are not compatible with the Mid Cap PLUS Portfolio’s investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with that investment objective and policies. The portion of each Acquired Portfolio’s assets that will be liquidated in connection with a Reorganization will depend on market conditions and on the assessment by AXA Equitable and the Mid Cap PLUS Portfolio’s Advisers of the compatibility of those holdings with the Mid Cap PLUS Portfolio’s portfolio composition and investment objective and policies at the time of the Reorganization. The need for a Portfolio to sell investments in connection with a Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred.

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AXA Equitable is expected to bear the costs associated with the Reorganizations, including the costs associated with obtaining shareholder approval of the Reorganizations, but excluding brokerage and similar expenses in connection with a Reorganization, which will be borne by the Portfolios. Please see “Additional Information about the Transactions” below for more information.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of each Acquired Portfolio with those of the Mid Cap PLUS Portfolio. The Board may change the investment objective of a Portfolio without a vote of the Portfolio’s shareholders.

Acquiring Portfolio	Acquired Portfolios
Mid Cap PLUS Portfolio	Appreciation Portfolio	Mid Cap Value Portfolio	Real Estate Portfolio
Investment Objective

Seeks to achieve long-term capital appreciation.	Seeks to achieve long-term capital appreciation.	Seeks to achieve capital appreciation.	Seeks to provide above average current income and long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus	The Portfolio invests primarily in the securities of mid-capitalization	Under normal circumstances, the Portfolio invests at least	Under normal circumstances, the Portfolio invests at least

borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). Medium market capitalization companies means those companies with market capitalizations within the range of the following indices at the time of purchase: Russell MidCap Index (market capitalization range of approximately $24 million - $14 billion as of December 31, 2008), Morningstar Mid Core Index (market capitalization range of approximately $500 million - $10 billion as of December 31, 2008), S&P MidCap 400 Index (market capitalization range of approximately $104 million - $5 billion as of December 31, 2008).	companies (currently considered by the Adviser to mean companies with market capitalizations generally between $2 billion and $15 billion at the time of initial purchase by the Portfolio).	80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-size companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap Index. As of December 31, 2008, the market capitalization range of the Russell Midcap Index was $24 million to $14 billion.	80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry, including REITs.

The Portfolio’s assets normally are allocated among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is an Active Allocated Portion; one portion of is an Index Allocated Portion; and one portion of the Portfolio is an ETF Allocated Portion. Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets.	No corresponding strategy.	No corresponding strategy.	No corresponding strategy.

The Active Allocated Portion invests primarily in common stocks, but it may also invest in other securities the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock.	Same with respect to the Portfolio as a whole.	Equity securities in which the Portfolio may invest include common stocks, convertible securities, preferred stocks, warrants and similar instruments.	The Portfolio invests primarily in equity REITs. The Portfolio may also invest, to a limited extent, in common stocks, preferred stocks, warrants and convertible securities.

The Active Allocated Portion may invest up to 20% of its total assets in securities of foreign issuers, including up to 10% of those in developing markets.	The Portfolio may invest, to a limited extent, in foreign securities, including emerging markets securities.	The Portfolio may invest, without limit, in American Depositary Receipts and similar depositary receipts. The Portfolio limits its other investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.	The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, some or all of which may be in the real estate industry.

The Active Allocated Portion also may invest, to a limited extent, in derivatives, including futures and options, and REITs.	Same with the respect to the Portfolio as a whole.	The Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written. The Portfolio also may invest, to a limited extent, in REITs.	The Portfolio may, to a limited extent, purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. The Portfolio also may invest, to a limited extent, in REITs.

In choosing investments for the Active Allocated Portion, the Adviser seeks to add value through bottom-up fundamentally driven security selection, favoring those securities that appear to be undervalued in the marketplace.	The Adviser seeks to invest in quality companies in industries where the Adviser has expertise. The Adviser only buys when it determines that these businesses are selling at excellent values.	In selecting investments, the Portfolio uses a value approach that seeks to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement.	The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell Midcap Value Index (“Midcap Value Index”) with minimal tracking error. Generally, the Index Allocated Portion employs full replication, holding each company in proportion to its market capitalization weight in the Mid Cap Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion.	No corresponding strategy; however, the Portfolio’s benchmark is the Midcap Value Index.	No corresponding strategy; however, the Portfolio’s benchmark is the Midcap Value Index.	No corresponding strategy.

The ETF Allocated Portion invests in ETFs that meet the investment criteria of the Portfolio as a whole.	The Portfolio may invest, to a limited extent, in ETFs.	The Portfolio may invest, to a limited extent, in ETFs.	The Portfolio may invest, to a limited extent, in ETFs.

The Portfolio is a diversified portfolio under the Investment Company Act of 1940, as amended (“1940 Act”).	The Portfolio is a diversified portfolio under the 1940 Act, but generally contains no more than 50 stocks, and it generally holds investments for a relatively long period of time – typically two to five years.	The Portfolio is a diversified portfolio under the 1940 Act.	The Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

Comparison of Principal Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are noted below. However, other factors may also affect each Portfolio’s net asset value. There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Transactions – Description of Risk Factors” below.

Risks	Mid Cap PLUS Portfolio	Appreciation Portfolio	Mid Cap Value Portfolio	Real Estate Portfolio
Adviser Selection Risk	X	X	X	X
Asset Class Risk	X	X	X	X
Convertible Securities Risk		X	X	X
Currency Risk	X	X	X	X
Depositary Receipts Risk			X
Derivatives Risk	X		X	X
Emerging Markets Risk	X
Equity Risk	X	X	X	X
ETF Risk	X
Fixed Income Risk				X
Focused Portfolio Risk		X		X
Foreign Securities Risk	X	X	X	X
Futures and Options Risk	X		X	X
Index Fund Risk	X
Mid-Cap Company Risk	X	X	X
Market Risk	X	X	X	X
Multiple Adviser Risk	X
Non-Diversification Risk				X
Portfolio Management Risk	X	X	X	X
Real Estate Investing Risk	X			X
Securities Lending Risk	X	X	X	X
Security Risk	X	X	X	X
Security Selection Risk	X	X	X	X
Value Investing Risk	X	X	X	X

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each class of shares of each Portfolio and the estimated pro forma fees and expenses of each class of shares of the Acquiring Portfolio after giving effect to the proposed Reorganizations. Fees and expenses for each Portfolio are based on those incurred by each class of its shares for the last fiscal year ended December 31, 2008. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that a Reorganization had been in effect for the last year ended on that date. The tables do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses.

There are no fees or charges to buy or sell shares of any Portfolio, reinvest dividends or exchange into other portfolios.

Annual Operating Expenses

(expenses that are deducted from Portfolio assets)

	Appreciation Portfolio		Mid Cap PLUS Portfolio		Pro Forma Mid Cap PLUS Portfolio (assuming only the Reorganization with the Appreciation Portfolio is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
Management Fee	0.75%	0.75%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.30%	0.30%	0.22%	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses (Underlying ETFs)[1]	N/A	N/A	0.03%	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	1.05%	1.30%	0.80%	1.05%	0.80%	1.05%
Less Fee Waiver/Expense Reimbursement[2]	(0.15)%	(0.15)%	(0.00)%	(0.00)%	(0.00)%	(0.00)%
Net Annual Portfolio Operating Expenses (and Acquired Fund Fees and Expenses, if applicable)	0.90%	1.15%	0.80%	1.05%	0.80%	1.05%

Annual Operating Expenses

(expenses that are deducted from Portfolio assets)

	Mid Cap Value Portfolio		Mid Cap PLUS Portfolio		Pro Forma Mid Cap PLUS Portfolio (assuming only the Reorganization with the Mid Cap Value Portfolio is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
Management Fee	0.70%	0.70%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.16%	0.16%	0.22%	0.22%	0.21%	0.21%
Acquired Fund Fees and Expenses (Underlying ETFs)[1]	N/A	N/A	0.03%	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.86%	1.11%	0.80%	1.05%	0.79%	1.04%
Less Fee Waiver/Expense Reimbursement[2]	(0.06)%	(0.06)%	(0.00)%	(0.00)%	(0.00)%	(0.00)%
Net Annual Portfolio Operating Expenses (and Acquired Fund Fees and Expenses, if applicable)	0.80%	1.05%	0.80%	1.05%	0.79%	1.04%

Annual Operating Expenses
(expenses that are deducted from Portfolio assets)

	Real Estate Portfolio		Mid Cap PLUS Portfolio		Pro Forma Mid Cap PLUS Portfolio (assuming only the Reorganization with the Real Estate Portfolio is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
Management Fee	0.90%	0.90%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.15%	0.15%	0.22%	0.22%	0.20%	0.20%
Acquired Fund Fees and Expenses (Underlying ETFs)[1]	N/A	N/A	0.03%	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	1.05%	1.30%	0.80%	1.05%	0.78%	1.03%
Less Fee Waiver/Expense Reimbursement[2]	(0.04)%	(0.04)%	(0.00)%	(0.00)%	(0.00)%	(0.00)%
Net Annual Portfolio Operating Expenses (and Acquired Fund Fees and Expenses, if applicable)	1.01%	1.26%	0.80%	1.05%	0.78%	1.03%

Annual Operating Expenses

(expenses that are deducted from Portfolio assets)

	Pro Forma Mid Cap PLUS Portfolio (assuming all three Reorganizations are approved)
	Class IA	Class IB
Management Fee	0.54%	0.54%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses (Underlying ETFs)[1]	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.78%	1.03%
Less Fee Waiver/Expense Reimbursement[2]	(0.00)%	(0.00)%
Net Annual Portfolio Operating Expenses (and Acquired Fund Fees and Expenses, if applicable)	0.78%	1.03%

†	The maximum annual distribution and/or service (12b-1) fee for a Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to a Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
(1)	The Mid Cap PLUS Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Mid Cap PLUS Portfolio will bear, in addition to its own expenses such as management fees, its pro rata share of the fees and expenses incurred by the ETFs in which it invests and the investment return of the Mid Cap PLUS Portfolio will be reduced by each of these ETF’s expenses.
(2)	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of each Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.90% for Class IA shares and 1.15% for Class IB shares of the Appreciation Portfolio, 0.80% for Class IA shares and 1.05% for Class IB shares of the Mid Cap Value Portfolio and Mid Cap PLUS Portfolio, respectively, and 1.01% for the Class IA shares and 1.26% for the Class IB shares of the Real Estate Portfolio. The Manager may be reimbursed the amount of any such payments and waivers in the future, provided that the payments or waivers are reimbursed within three years (or, with respect to the Mid Cap PLUS Portfolio, five years) of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped all eligible previous payments made, the Portfolio will be charged such lower expenses. The Manager may discontinue these arrangements at any time after April 30, 2010.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The expense limitation currently in effect is not renewed.

This example should not be considered a representation of past or future expenses of the Portfolios. Actual expenses may be higher or lower than those shown. The costs in the example would be the same whether or not you redeemed all of your shares at the end of these periods. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Appreciation Portfolio		Mid Cap PLUS Portfolio		Pro Forma Mid Cap PLUS Portfolio (assuming only the Reorganization with the Appreciation Portfolio is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
1 Year	$92	$117	$82	$107	$82	$107
3 Years	$319	$397	$255	$334	$255	$334
5 Years	$565	$699	$444	$579	$444	$579
10 Years	$1,269	$1,555	$990	$1,283	$990	$1,283

	Mid Cap Value Portfolio		Mid Cap PLUS Portfolio		Pro Forma Mid Cap PLUS Portfolio (assuming only the Reorganization with the Mid Cap Value Portfolio is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
1 Year	$82	$107	$82	$107	$81	$106
3 Years	$268	$347	$255	$334	$252	$331
5 Years	$471	$606	$444	$579	$439	$574
10 Years	$1,055	$1,346	$990	$1,283	$978	$1,271

	Real Estate Portfolio		Mid Cap PLUS Portfolio		Pro Forma Mid Cap PLUS Portfolio (assuming only the Reorganization with the Real Estate Portfolio is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
1 Year	$103	$128	$82	$107	$80	$105
3 Years	$330	$408	$255	$334	$249	$328
5 Years	$575	$709	$444	$579	$433	$569
10 Years	$1,279	$1,564	$990	$1,283	$966	$1,259

	Pro Forma Mid Cap PLUS Portfolio (assuming all three Reorganizations are approved)
	Class IA	Class IB
1 Year	$80	$105
3 Years	$249	$328
5 Years	$433	$569
10 Years	$966	$1,259

Comparative Performance Information

The bar charts below illustrate each Portfolio’s annual total returns for the calendar years indicated and give some indication of the risks of investing in each Portfolio by showing yearly changes in the Portfolio’s performance. The tables below show each Portfolio’s average annual total returns for the periods shown through December 31, 2008 and compare the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for the Mid Cap PLUS Portfolio because prior to May 25, 2007, the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. SEC regulations require the Portfolios to disclose this performance information to you, but you should note that it provides a limited basis for comparison between the Portfolios because of the relatively recent changes to the investment policies and strategies of the Acquiring Portfolio. Following the investment strategy change, the Mid Cap PLUS Portfolio’s assets have been managed by three investment advisers using different investment strategies. If the Mid Cap PLUS Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Mid Cap PLUS Portfolio was advised by a different Adviser prior to May 25, 2007. The performance results of the Mid Cap PLUS Portfolio shown below for the one-year period ended December 31, 2008 reflect the performance of the Portfolio employing its current investment strategies and as managed by its current Advisers.

Both the bar charts and the tables assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Appreciation Portfolio – Calendar Year Total Returns (Class IB)

11.24%	-1.20%	-38.50%
2006	2007	2008

Best Quarter (% and time period)	Worst Quarter (% and time period)
7.78% (2007 2nd Quarter)	-27.98 (2008 4th Quarter)

Mid Cap Value Portfolio – Calendar Year Total Returns (Class IB)

12.37%	0.64%	-38.96%
2006	2007	2008

Best Quarter (% and time period)	Worst Quarter (% and time period)
8.77% (2006 4th Quarter)	-20.81 (2008 4th Quarter)

Real Estate Portfolio – Calendar Year Total Returns (Class IB)

-38.97%
2008

Best Quarter (% and time period)	Worst Quarter (% and time period)
3.77% (2008 3rd Quarter)	-38.33 (2008 4th Quarter)

Mid Cap PLUS Portfolio – Calendar Year Total Returns (Class IB)

1.80%	5.13%	4.04%	-14.77%	33.36%	17.84%	11.31%	12.45%	-1.62%	-39.53%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Best Quarter (% and time period)					Worst Quarter (% and time period)
16.29% (2003 2nd Quarter)					-25.87 (2008 4th Quarter)

Appreciation Portfolio – Average Annual Total Returns (For the periods ended December 31, 2008)

	One Year	Since Inception
Appreciation Portfolio – Class IA	-38.32%	-10.61%
Appreciation Portfolio – Class IB	-38.50%	-10.85%
Russell Midcap Value Index†	-38.44%	-9.00%

Mid Cap Value Portfolio – Average Annual Total Returns (For the periods ended December 31, 2008)

	One Year	Since Inception
Mid Cap Value Portfolio – Class IA	-38.79%	-6.17%
Mid Cap Value Portfolio – Class IB	-38.96%	-6.40%
Russell Midcap Value Index†	-38.44%	-4.71%

Real Estate Portfolio – Average Annual Total Returns (For the periods ended December 31, 2008)

	One Year	Since Inception
Real Estate Portfolio – Class IA	-38.68%	-35.98%
Real Estate Portfolio – Class IB	-38.97%	-36.24%
FTSE NARIET Equity REIT Index†	-37.73%	-33.42%

Mid Cap PLUS Portfolio – Average Annual Total Returns (For the periods ended December 31, 2008)

	One Year	Five Years	Ten Years
Mid Cap PLUS Portfolio – Class IA*	-39.06%	-2.20%	1.38%
Mid Cap PLUS Portfolio – Class IB	-39.53%	-2.58%	1.05%
Russell Midcap Value Index†	-38.44%	0.33%	4.44%

*	For periods prior to the date Class IA shares commenced operations (November 24, 1998), performance information shown is the performance of the Class IB shares which reflects the effect of 12b-1 fees paid by the Class IB shares. Class IA shares do not pay any 12b-1 fees.
†

The Russell Midcap Value® Index is an unmanaged index that measures the performance of those Russell Mid Cap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents about 31% of the total market capitalization of the Russell 1000® Index. The FTSE NAREIT Equity REIT Index measures the performance of commercial real estate space across the U.S. economy.

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2008 and of the Mid Cap PLUS Portfolio on a pro forma combined basis as of that date after giving effect to the proposed Reorganizations.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Appreciation Portfolio – Class IA	$1.2	$6.63	179,324
Mid Cap PLUS Portfolio – Class IA	$18.7	$6.18	3,034,489
Adjustments*	—	—	13,086
Pro forma Mid Cap PLUS Portfolio – Class IA (assuming only the Reorganization with the Appreciation Portfolio is approved)	$19.9	$6.18	3,226,899
Appreciation Portfolio – Class IB	$47.2	$6.64	7,104,975
Mid Cap PLUS Portfolio – Class IB	$838.8	$6.10	137,510,905
Adjustments*	—	—	631,258
Pro forma Mid Cap PLUS Portfolio – Class IB (assuming only the Reorganization with the Appreciation Portfolio is approved)	$886.0	$6.10	145,247,138
Mid Cap Value Portfolio – Class IA	$42.9	$6.76	6,342,522
Mid Cap PLUS Portfolio – Class IA	$18.7	$6.18	3,034,489
Adjustments*	—	—	598,467
Pro forma Mid Cap PLUS Portfolio – Class IA (assuming only the Reorganization with the Mid Cap Value Portfolio is approved)	$61.6	$6.18	9,975,478
Mid Cap Value Portfolio – Class IB	$216.7	$6.77	32,015,399
Mid Cap PLUS Portfolio – Class IB	$838.8	$6.10	137,510,905
Adjustments*	—	—	3,506,188

Pro forma Mid Cap PLUS Portfolio – Class IB (assuming only the Reorganization with the Mid Cap Value Portfolio is approved)	$1,055.5	$6.10	173,032,492
Real Estate Portfolio – Class IA	$70.7	$4.82	14,682,472
Mid Cap PLUS Portfolio – Class IA	$18.7	$6.18	3,034,489
Adjustments*	—	—	(3,235,698)
Pro forma Mid Cap PLUS Portfolio – Class IA (assuming only the Reorganization with the Real Estate Portfolio is approved)	$89.4	$6.18	14,481,263
Real Estate Portfolio – Class IB	$379.9	$4.81	78,935,622
Mid Cap PLUS Portfolio – Class IB	$838.8	$6.10	137,510,905
Adjustments*	—	—	(16,650,889)
Pro forma Mid Cap PLUS Portfolio – Class IB (assuming only the Reorganization with the Real Estate Portfolio is approved)	$1,218.7	$6.10	199,795,638
Pro forma Mid Cap PLUS Portfolio – Class IA (assuming all three Reorganizations are approved)	$133.5	$6.18	21,614,661
Pro forma Mid Cap PLUS Portfolio – Class IB (assuming all three Reorganizations are approved)	$1,482.6	$6.10	243,053,459

*	AXA Equitable is expected to bear the expenses of the Reorganizations as described in “Additional Information about the Transactions - Terms of the Reorganization Plan” below.

After careful consideration, the Board unanimously approved the Reorganization Plan with respect to the Appreciation Portfolio, Mid Cap Value Portfolio and Real Estate Portfolio. Accordingly, the Board has submitted the Reorganization Plan for approval by these Portfolios’ shareholders. The Board recommends that you vote “FOR” Proposal 1.

*    *    *    *    *

PROPOSAL 2:	APPROVAL OF THE EXCHANGE PLAN WITH RESPECT TO THE SALE OF THE LONG/SHORT PORTFOLIO’S ASSETS TO THE ULTRA SHORT BOND PORTFOLIO AND THE REORGANIZATION PLAN WITH RESPECT TO THE REORGANIZATION OF THE SHORT DURATION BOND PORTFOLIO INTO THE ULTRA SHORT BOND PORTFOLIO.

This Proposal 2 requests your approval of the Exchange Plan, pursuant to which the Long/Short Portfolio will sell its assets to the Ultra Short Bond Portfolio, and the Reorganization Plan, pursuant to which the Short Duration Bond Portfolio will be reorganized into the Ultra Short Bond Portfolio. The shareholders of each Acquired Portfolio will vote separately on its Transaction. The consummation of either Transaction described in this Proposal is not contingent on the consummation of the other Transaction.

In considering whether you should approve this Proposal, you should note that:

•

The Long/Short Portfolio and Ultra Short Bond Portfolio generally have similar investment objectives, but pursue their objectives using different primary investment policies and strategies and have some different principal risks. Below is a summary comparison of the two Portfolios. For a detailed comparison of each Portfolio’s investment objectives, policies, strategies and risks, see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.

•

The Long/Short Portfolio and Ultra Short Bond Portfolio have similar investment objectives in that each Portfolio seeks preservation of capital while also seeking a total return that exceeds a short-term benchmark. The Long/Short Portfolio’s investment objective is to seek to increase value through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk and its benchmark is the Merrill Lynch 3-Month U.S. Treasury Bill Index. The Ultra Short Bond Portfolio’s investment objective is to seek to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity and its benchmark is the Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index. In addition, each Portfolio may invest in fixed income securities, including asset-backed securities, bonds, convertible securities, investment grade securities, mortgage-backed securities and U.S. government securities. Furthermore, each Portfolio may invest in repurchase agreements, real estate investment trusts (“REITs”) and preferred stocks and, to a limited extent, in derivatives and exchange-traded funds (“ETFs”).

•

There are also differences between the Portfolios of which you should be aware. One primary difference between the Portfolios is that while both Portfolios may invest in fixed income securities, the Long/Short Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities and primarily in stocks of small- and mid-capitalization companies, whereas the Ultra Short Bond Portfolio normally invests at least 80% of its net assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. In addition, the Long/Short Portfolio attempts to achieve its objective by taking long positions in stocks of companies within certain capitalization ranges principally traded in U.S. markets that the investment sub-adviser (an “Adviser”) has identified as undervalued and short positions in such stocks that it has identified as overvalued. The Ultra Short Bond Portfolio may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated Baa or higher by Moody’s Investor Services, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality. Also, the average duration of the Ultra Short Bond Portfolio will vary based on the Adviser’s forecast for interest rates and will normally not exceed one year. Because the Long/Short Portfolio invests a substantial portion of its assets in equity securities, the Portfolio does not have an average duration.

Another difference between the Portfolios is that while both Portfolios may invest in derivatives and preferred stocks, the Ultra Short Bond Portfolio limits its investments in derivatives to up to 5% of its total assets and its investments in preferred stocks to up to 10% of its total assets, while the Long/Short Portfolio does not have stated limits with respect to its investments in such securities. In addition, the Ultra Short Bond Portfolio may invest in a wider variety of fixed income securities than the Long/Short Portfolio, including loan participations and assignments, reverse repurchase agreements and structured notes.

While there are differences between the two Portfolios, AXA Equitable believes that the Ultra Short Bond Portfolio is an appropriate alternative investment to the Long/Short Portfolio given that the Portfolios have similar investment objectives and benchmarks.

•

Each Portfolio is subject to adviser selection risk, asset class risk, equity risk, market risk, portfolio management risk, portfolio turnover risk, securities lending risk, security risk and security selection risk as principal risks. The Long/Short Portfolio also is subject to ETF risk, large-cap company risk, leveraging risk, real estate investing risk, short sales risk, small- and mid-cap company risk and value investing risk as principal risks, while the Ultra Short Bond Portfolio generally is not. In addition, the principal risks of investing in the Ultra Short Bond Portfolio also include derivatives risk, including futures and options risk, fixed income risk, including asset-backed risk, credit risk, interest rate risk, investment grade securities risk and mortgage-backed securities risk, and liquidity risk, which are not principal risks of investing in the Long/Short Portfolio.

•

The Short Duration Bond Portfolio and Ultra Short Bond Portfolio have substantially similar investment objectives, investment policies, strategies and principal risks. Below is a summary comparison of the two Portfolios. For a detailed comparison of the each Portfolio’s investment objectives, policies, strategies and risks, see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.

•

Each Portfolio invests primarily in short duration bonds. The Short Duration Bond Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities and intends to invest only in investment grade fixed income securities and seeks to maintain a minimum average credit quality rating of “A” by Moody’s or S&P in its portfolio. The Ultra Short

Bond Portfolio normally invests at least 80% of its net assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements and may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated Baa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Short Duration Bond Portfolio has an average duration of one to three years, and the Ultra Short Bond Portfolio normally has an average duration of one year. In addition, each Portfolio seeks to employ its primary investment strategy by investing in a variety of fixed income instruments, including U.S. government securities, corporate debt securities, convertible securities, asset-backed securities and mortgage-backed securities. Each Portfolio also may invest, to a limited extent, in derivatives, ETFs, preferred stocks and REITs. In addition, each Portfolio may have a high portfolio turnover rate.

•

There are also some differences between the Portfolios of which you should be aware. The investment objective of the Short Duration Bond Portfolio is to seek to achieve current income with reduced volatility of principal, while the investment objective of the Ultra Short Bond Portfolio is to seek to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity. While their investment objectives are stated differently, each Portfolio emphasizes current income consistent with preservation of capital. In addition, the Ultra Short Bond Portfolio’s primary investment strategy is to normally invest at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, while the Short Duration Bond Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities.

Another difference between the Portfolios is that while both Portfolios may invest to a limited extent in derivatives and preferred stocks, the Ultra Short Bond Portfolio limits its investments in derivatives to up to 5% of its total assets and its investments in preferred stocks to up to 10% of its total assets, while the Short Duration Bond Portfolio does not have stated limits with respect to its investments in such securities. In addition, the Short Duration Bond Portfolio limits investments in foreign securities to up to 20% of its total assets in U.S. dollar denominated fixed income securities of foreign issuers, while the Ultra Short Bond Portfolio generally does not invest in foreign securities. Finally, the Ultra Short Bond Portfolio may borrow money for leveraging purposes and invest in loan participations and assignments, while the Short Duration Bond Portfolio may not.

•

Each Portfolio is subject to adviser selection risk, asset class risk, derivatives risk, fixed income risk, including asset-backed securities, credit risk, interest rate risk, investment grade securities risk and mortgage-backed securities risk, market risk, portfolio management risk, securities lending risk, security risk and security selection risk as principal risks. The Short Duration Bond Portfolio also is subject to convertible securities risk and foreign securities risk as principal risks, while the Ultra Short Bond Portfolio generally is not. In addition, the principal risks of investing in the Ultra Short Bond Portfolio also include equity risk, futures and options risk, liquidity risk and portfolio turnover risk, which are not principal risks of investing in the Short Duration Bond Portfolio.

•

AXA Equitable (“Manager”) serves as the investment manager and administrator for each Portfolio and would continue to manage and administer the Ultra Short Bond Portfolio after the Transactions. AXA Equitable has received an exemptive order from the SEC that generally permits AXA Equitable and the Board to appoint, dismiss and replace each Portfolio’s Adviser and to amend the advisory agreements between AXA Equitable and the Advisers without obtaining shareholder approval (except with respect to Affiliated Advisers (as defined herein) such as AXA Rosenberg Investment Management, LLC (“AXA Rosenberg”)). AXA Rosenberg currently serves as the Adviser to the Long/Short Portfolio and BlackRock Financial Management, Inc. currently serves as the Adviser to the Short Duration Bond Portfolio. Pacific Investment Management Company, LLC currently serves as the Adviser to the Ultra Short Bond Portfolio and it is anticipated that they would continue to advise the Ultra Short Bond Portfolio after the

Transactions. For a detailed description of the Manager and the Ultra Short Bond Portfolio’s Adviser, please see “Additional Information about the Acquiring Portfolios - The Manager” and “- The Advisers” below.

•

The Long/Short Portfolio, Short Duration Bond Portfolio and Ultra Short Bond Portfolio had net assets of approximately $177.5 million, $1.75 billion and $2.07 billion, respectively, as of December 31, 2008. Thus, if the Transactions had been in effect on that date, the combined Portfolio would have had net assets of approximately $4.0 billion.

•

Class IA shareholders of each Acquired Portfolio will receive Class IA shares of the Ultra Short Bond Portfolio, and Class IB shareholders of each Acquired Portfolio will receive Class IB shares of the Ultra Short Bond Portfolio, pursuant to the Transactions. Shareholders will not pay any sales charges in connection with the Transactions. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Transactions” and “Additional Information about the Acquiring Portfolios” below for more information.

•

It is estimated that the annual operating expense ratios for Ultra Short Bond Portfolio’s Class IA and Class IB shares, immediately following the Transactions, will be lower than those of the Long/Short Portfolio’s Class IA and Class IB shares, respectively, for the last fiscal year, before and after taking into account expense limitation arrangements that are in effect for the Long/Short and Ultra Short Bond Portfolios and after taking into account adjustments to reflect the current fees for the Ultra Short Bond Portfolio. It is also estimated that the annual operating expense ratios for Ultra Short Bond Portfolio’s Class IA and Class IB shares, immediately following the Transactions, will be approximately three basis points higher than those of the Short Duration Bond Portfolio’s Class IA and Class IB shares, respectively, for the last fiscal year, after taking into account adjustments to reflect the current fees for the Ultra Short Bond Portfolio. However, the Ultra Short Bond Portfolio’s expense ratios are subject to an expense limitation arrangement. The expense limitation arrangement for the Long/Short and Ultra Short Bond Portfolios will be in effect until April 30, 2010, and may be considered for renewal by AXA Equitable and the Board of Trustees of the Trust annually thereafter. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

The maximum management fee for each of the Long/Short Portfolio and Short Duration Bond Portfolio is equal to an annual rate of 1.40% and 0.45%, respectively, of the relevant Portfolio’s average daily net assets, while the maximum management fee for the Ultra Short Bond Portfolio is equal to an annual rate of 0.50% of its average daily net assets. The administration fee schedule for the Portfolios is the same. The administration fee for each Portfolio is $30,000 per year, plus the Portfolio’s proportionate share of the Trust’s administration fee for portfolios with a single Adviser, which is equal to an annual rate of 0.12% of the first $3 billion of total the Trust average daily net assets (exclusive of certain portfolios), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

Following the Transactions, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the Ultra Short Bond Portfolio. It is not expected that the Ultra Short Bond Portfolio will revise any of its investment policies following the Transactions to reflect those of either of the Acquired Portfolios. AXA Equitable has reviewed each Acquired Portfolio’s current portfolio holdings and determined that the Short Duration Bond Portfolio’s holdings generally are compatible with the Ultra Short Bond Portfolio’s investment objective and policies. Thus, AXA Equitable believes that, if the Reorganization with respect to the Short Duration Bond Portfolio is approved, all or substantially all of those holdings could be transferred to and held by the Ultra Short Bond Portfolio. However, AXA Equitable also has determined that, if the Asset Exchange is approved, all or substantially all of the holdings of the Long/Short Portfolio will be liquidated in connection with the Asset Exchange given that the Ultra Short Bond Portfolio normally invests at least 80% of its net assets in fixed income securities, while the Long/Short Portfolio normally invests at least 80% of its assets in equity securities. It is also expected that some of the holdings of each Acquired Portfolio may not remain at the time of the Transactions due to normal portfolio turnover. If a Transaction is approved, the holdings of the Acquired Portfolio involved therein that are not compatible with the Ultra Short Bond Portfolio’s investment objective and policies will be liquidated in an orderly manner in connection with the Transaction, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with that investment objective and policies. The portion of each Acquired Portfolio’s assets that will be liquidated in connection with a Transaction will depend on market conditions and on the assessment by AXA Equitable and the Ultra Short Bond Portfolio’s Adviser of the compatibility of those holdings with the Ultra Short Bond Portfolio’s portfolio composition and investment objective and policies at the time of the Transaction. The need for a Portfolio to sell investments in connection with a Transaction may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred.

•

AXA Equitable is expected to bear the costs associated with the Transactions, including the costs associated with obtaining shareholder approval of the Transactions, but excluding brokerage and similar expenses in connection with a Transaction, which will be borne by the Portfolios. Please see “Additional Information about the Transactions” below for more information.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of each of the Long/Short Portfolio and Short Duration Bond Portfolio with those of the Ultra Short Bond Portfolio. The Board may change the investment objective of a Portfolio without a vote of the Portfolio’s shareholders.

Acquiring Portfolio	Acquired Portfolios
Ultra Short Bond Portfolio	Long/Short Portfolio	Short Duration Bond Portfolio
Investment Objective

Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	Seeks to increase value through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.	Seeks to achieve current income with reduced volatility of principal.

Principal Investment Strategies

The Portfolio invests at least 80% of its net assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated Baa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in stocks of small- and mid-capitalization companies, but also may invest in stocks of large-capitalization companies. The Portfolio attempts to achieve its objective by taking long positions in stocks of companies within certain capitalization ranges (as noted above) principally traded in U.S. markets that the Adviser has identified as undervalued and short positions in such stocks that it has identified as overvalued.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. The Portfolio intends to invest only in investment grade fixed income securities and seeks to maintain a minimum average credit quality rating of “A” by Moody’s or S&P in its portfolio.

The Portfolio invests in a variety of fixed income investments, including securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; and debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises.	The Portfolio may invest, to a limited extent, in fixed income securities, including asset-backed securities, bond, convertible securities, investment grade securities, mortgage-backed or related securities, U.S. government securities. The Portfolio also may invest, to a limited extent, in repurchase agreements.	The securities included within the Portfolio’s 80% strategy include U.S. Government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities and mortgage related securities. The Portfolio also may invest in repurchase agreements, reverse repurchase agreements and structured notes.

The average portfolio duration of this Portfolio will vary based on the Adviser’s forecast for interest rates and will normally not exceed one year.	Not applicable.	The Portfolio seeks to maintain a high level of share price stability by keeping the average duration of the overall portfolio between one year and three years.

The Portfolio may invest up to 5% of its total assets in derivative instruments, such as options, futures contracts or swap agreements (including long and short credit default swaps and interest rate swaps).	The Portfolio may invest, to a limited extent, in derivatives.	The Portfolio may also engage in risk management techniques, including, to a limited extent, futures contracts, swap agreements and other derivatives, in seeking to increase share price stability, increase income and otherwise manage the Portfolio’s exposure to investment risks.

The Portfolio may also invest up to 10% of its total assets in preferred stocks.	The Portfolio may invest in preferred stocks.	The Portfolio may invest, to a limited extent, in preferred stocks.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.	The Portfolio also may engage in active and frequent trading.	The Portfolio has a high portfolio turnover rate (i.e. a rate in excess of 100%).

The Portfolio may invest, to a limited extent, in foreign securities.	The Portfolio may invest, to a limited extent, in foreign securities.	The Portfolio focuses primarily on U.S. securities but may invest up to 20% of its total assets in U.S. dollar denominated fixed income securities of foreign issuers.

The Portfolio may invest, to a limited extent, in ETFs and REITs. The Portfolio also may borrow money for leveraging purposes.	The Portfolio may purchase shares of ETFs, to a limited extent, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The Portfolio also may invest in REITs and may also borrow money for leveraging purposes.	The Portfolio may invest, to a limited extent, in ETFs and REITs. The Portfolio may not borrow money for leveraging purposes.

Comparison of Principal Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are noted below. However, other factors may also affect each Portfolio’s net asset value. There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Transactions – Description of Risk Factors” below.

Risks	Ultra Short Bond Portfolio	Long/Short Portfolio	Short Duration Bond Portfolio
Asset-Backed Securities Risk	X		X
Adviser Selection Risk	X	X	X
Asset Class Risk	X	X	X
Convertible Securities Risk			X
Credit Risk	X		X
Derivatives Risk	X		X
Equity Risk	X	X
ETF Risk		X
Fixed Income Risk	X		X
Foreign Securities Risk			X
Futures and Options Risk	X
Interest Rate Risk	X		X
Investment Grade Securities Risk	X		X
Large-Cap Company Risk		X

Leveraging Risk		X
Liquidity Risk	X
Market Risk	X	X	X
Mortgage Backed Securities Risk	X		X
Portfolio Management Risk	X	X	X
Portfolio Turnover Risk	X	X
Real Estate Investing Risk		X
Securities Lending Risk	X	X	X
Security Risk	X	X	X
Security Selection Risk	X	X	X
Short Sales Risk		X
Small- and Mid-Cap Company Risk		X
Value Investing Risk		X

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each class of shares of each Portfolio and the estimated pro forma fees and expenses of each class of shares of the Acquiring Portfolio after giving effect to the proposed Transactions. Fees and expenses for each Portfolio are based on those incurred by each class of its shares for the last fiscal year ended December 31, 2008, as adjusted to reflect the current fees for the Ultra Short Bond Portfolio. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that a Transaction has been in effect for the last year ended on that date. The tables do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses.

There are no fees or charges to buy or sell shares of any Portfolio, reinvest dividends or exchange into other portfolios.

Annual Operating Expenses

(expenses that are deducted from Portfolio assets)

	Long/Short Portfolio		Ultra Short Bond Portfolio		Pro Forma Ultra Short Bond Portfolio (assuming only the Asset Exchange with the Long/Short Portfolio is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
Management Fee[1]	1.40%	1.40%	0.48%	0.48%	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%	None	0.25%	None	0.25%
Other Expenses	1.96%	2.00%	0.17%	0.17%	0.15%	0.15%

Total Annual Portfolio Operating Expenses	3.36%	3.65%	0.65%	0.90%	0.62%	0.87%
Less Fee Waiver/Expense Reimbursement[2]	(0.00)%	(0.00)%	(0.00)%	(0.00)%	(0.00)%	(0.00)%
Net Annual Portfolio Operating Expenses	3.36%	3.65%	0.65%	0.90%	0.62%	0.87%
Dividend Expenses on Securities Sold Short	1.77%	1.81%	N/A	N/A	N/A	N/A
Net Expenses	1.59%	1.84%	0.65%	0.90%	0.62%	0.87%

Annual Operating Expenses

(expenses that are deducted from Portfolio assets)

	Short Duration Bond Portfolio		Ultra Short Bond Portfolio		Pro Forma Ultra Short Bond Portfolio (assuming only the Reorganization with the Short Duration Bond Portfolio is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
Management Fee[1]	0.43%	0.43%	0.48%	0.48%	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.13%	0.13%	0.17%	0.17%	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.56%	0.81%	0.65%	0.90%	0.59%	0.84%
Less Fee Waiver/Expense Reimbursement[2]	N/A	N/A	(0.00)%	(0.00)%	(0.00)%	(0.00)%
Net Annual Portfolio Operating Expenses	0.56%	0.81%	0.65%	0.90%	0.59%	0.84%

Annual Operating Expenses

(expenses that are deducted from Portfolio assets)

	Pro Forma Ultra Short Bond Portfolio (assuming both Transactions are approved)
	Class IA	Class IB
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.59%	0.84%
Less Fee Waiver/Expense Reimbursement[2]	(0.00)%	(0.00)%
Net Annual Portfolio Operating Expenses	0.59%	0.84%

†	The maximum annual distribution and/or service (12b-1) fee for a Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to a Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
(1)	Restated to reflect current fees for the Ultra Short Bond Portfolio.
(2)	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) so that the Net Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests, dividends and interest on securities sold short and extraordinary expenses) do not exceed 1.74% for the Class IA shares and 1.99% for Class IB Shares of the Long/Short Portfolio and 0.70% for the Class IA shares and 0.95% for the Class IB shares of the Ultra Short Bond Portfolio. The Manager may be reimbursed the amount of any such payments and waivers in the future, provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped all eligible previous payments made, the Portfolio will be charged such lower expenses. The Manager may discontinue these arrangements at any time after April 30, 2010.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	If applicable, the expense limitation currently in effect is not renewed.

This example should not be considered a representation of past or future expenses of the Portfolios. Actual expenses may be higher or lower than those shown. The costs in the example would be the same whether or not you redeemed all of your shares at the end of these periods. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Long/Short Portfolio		Ultra Short Bond Portfolio		Pro Forma Ultra Short Bond Portfolio (assuming only the Asset Exchange with the Long/Short Portfolio is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
1 Year	$162	$187	$66	$92	$63	$89
3 Years	$868	$950	$208	$287	$199	$278
5 Years	$1,598	$1,734	$362	$498	$346	$482
10 Years	$3,529	$3,789	$810	$1,108	$774	$1,073

	Short Duration Bond Portfolio		Ultra Short Bond Portfolio		Pro Forma Ultra Short Bond Portfolio (assuming only the Reorganization with the Short Duration Bond Portfolio is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
1 Year	$57	$83	$66	$92	$60	$86
3 Years	$179	$259	$208	$287	$189	$268
5 Years	$313	$450	$362	$498	$329	$466
10 Years	$701	$1,002	$810	$1,108	$738	$1,037

	Pro Forma Ultra Short Bond Portfolio (assuming both Transactions are approved)
	Class IA	Class IB
1 Year	$60	$86
3 Years	$189	$268
5 Years	$329	$466
10 Years	$738	$1,037

Comparative Performance Information

The bar charts below illustrate each Portfolio’s annual total returns for the calendar years indicated and give some indication of the risks of investing in each Portfolio by showing yearly changes in the Portfolio’s performance. The tables below show each Portfolio’s average annual total returns for the periods shown through December 31, 2008 and compare the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for the Short Duration Bond Portfolio because a different Adviser managed the Portfolio prior to October 1, 2006 and for the Ultra Short Bond Portfolio because it was advised using a different investment objective and investment strategy prior to May 1, 2009. SEC regulations require the Portfolios to disclose this performance information to you, but you should note that it provides a limited basis for comparison between the Portfolios because of the relatively recent changes to the investment policies and strategies of the Acquiring Portfolio.

Both the bar charts and the tables assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Long/Short Portfolio – Calendar Year Total Returns (Class IB)*

3.63%	7.51%	1.45%	3.29%	-5.71%
2004	2005	2006	2007	2008
Best Quarter (% and time period)			Worst Quarter (% and time period)
6.33% (2008 2nd Quarter)			-8.66% (2008 3rd Quarter)

Short Duration Bond Portfolio – Calendar Year Total Returns (Class IB)

1.70%	1.38%	3.95%	5.28%	-2.01%
2004	2005	2006	2007	2008
Best Quarter (% and time period)			Worst Quarter (% and time period)
1.89% (2006 3rd Quarter)			-1.73% (2008 4th Quarter)

Ultra Short Bond Portfolio – Calendar Year Total Returns (Class IB)

5.65%	4.78%	0.77%	0.44%	11.43%	-4.07%
2003	2004	2005	2006	2007	2008
Best Quarter (% and time period)			Worst Quarter (% and time period)
5.91% (2007 4th Quarter)			-5.22 (2008 3rd Quarter)

Long/Short Portfolio - Average Annual Total Returns (For the periods ended December 31, 2008)*

	One Year	Five Years	Since Inception
Long/Short Portfolio – Class IA*	-5.43%	2.30%	1.13%
Long/Short Portfolio – Class IB	-5.71%	1.94%	3.56%
Merrill Lynch 3-Month U.S. Treasury Bill Index†	2.06%	3.25%	3.00%

Short Duration Bond Portfolio - Average Annual Total Returns (For the periods ended December 31, 2008)

	One Year	Five Years	Since Inception
Short Duration Bond Portfolio – Class IA**	-1.76%	2.22%	2.16%
Short Duration Bond Portfolio – Class IB	-2.01%	2.03%	1.99%
Barclays Capital 1-3 Year Government Credit Index†	4.97%	3.81%	3.62%

Ultra Short Bond Portfolio - Average Annual Total Returns (For the periods ended December 31, 2008)

	One Year	Five Years	Since Inception
Ultra Short Bond Portfolio – Class IA***	-3.74%	2.64%	3.73%
Ultra Short Bond Portfolio – Class IB	-4.07%	2.54%	3.65%
3-Month Libor Index †, ††	3.83%	3.79%	3.18%
Barclays Capital U.S. TIPS Index†	-2.35%	4.07%	6.38%

*	Performance information shown for periods prior to the date the predecessor portfolio transferred its assets to the Portfolio (November 17, 2006) is the performance of the predecessor, which had one class of outstanding shares. The predecessor portfolio’s performance reflects the fees and expenses (including Rule 12b-1 fees) incurred by the predecessor portfolio. The Portfolio is subject to its own fees and expenses. Class IB shares of the Portfolio are subject to a Rule 12b-1 fee. Class IA shares do not pay any Rule 12b-1 fees. In addition, for periods prior to the date Class IA shares commenced operations (June 15, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.
**	For periods prior to the date the Class IA shares commenced operations (June 9, 2005), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
***	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	The Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The Barclays Capital 1-3 Year Government Credit Index is an unmanaged index that represents all U.S. Treasury and agency securities with maturities ranging from 1-3 years. The Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index (“3-Month Libor Index”) tracks the performance of a synthetic asset paying Libor to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and without coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current fixing rate) and rolled into a new instrument. The Barclays Capital U.S. TIPS Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities Market.
††	Effective May 1, 2009, the Portfolio changed its benchmark from the Barclays Capital U.S. TIPS Index to the 3-Month Libor Index. The Portfolio changed its benchmark because the Manager believes that the 3-Month Libor Index reflects more closely the securities and sectors in which the Portfolio invests.

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2008 and of the Ultra Short Bond Portfolio on a pro forma combined basis as of that date after giving effect to the proposed Transactions.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Long/Short Portfolio – Class IA	$10.8	$10.12	1,071,520
Ultra Short Bond Portfolio – Class IA	$952.3	$9.28	102,675,352
Adjustments*	—	—	97,174
Pro forma Ultra Short Bond Portfolio – Class IA (assuming only the Asset Exchange with the Long/Short Portfolio is approved)	$963.1	$9.28	103,844,046
Long/Short Portfolio – Class IB	$166.7	$10.09	16,520,284
Ultra Short Bond Portfolio – Class IB	$1,120.6	$9.28	120,696,193
Adjustments*	—	—	1,434,996
Pro forma Ultra Short Bond Portfolio – Class IB (assuming only the Asset Exchange with the Long/Short Portfolio is approved)	$1,287.3	$9.28	138,651,473
Short Duration Bond Portfolio – Class IA	$1,585.2	$9.30	170,411,696
Ultra Short Bond Portfolio – Class IA	$952.3	$9.28	102,675,352

Adjustments*	—	—	499,914
Pro forma Ultra Short Bond Portfolio – Class IA (assuming only the Reorganization with the Short Duration Bond Portfolio is approved)	$2,537.5	$9.28	273,586,962
Short Duration Bond Portfolio – Class IB	$166.1	$9.31	17,839,727
Ultra Short Bond Portfolio – Class IB	$1,120.6	$9.28	120,696,193
Adjustments*	—	—	49,242
Pro forma Ultra Short Bond Portfolio – Class IB (assuming only the Reorganization with the Short Duration Bond Portfolio is approved)	$1,286.7	$9.28	138,858,162
Pro forma Ultra Short Bond Portfolio – Class IA (assuming both Transactions are approved)	$2,548.4	$9.28	274,755,657
Pro forma Ultra Short Bond Portfolio – Class IB (assuming both Transactions are approved)	$1,453.4	$9.28	156,540,442

*	AXA Equitable is expected to bear the expenses of the Transactions as described in “Additional Information about the Transactions -Terms of the Reorganization Plan” below.

After careful consideration, the Board unanimously approved the Exchange Plan with respect to the Long/Short Portfolio and the Reorganization Plan with respect to the Short Duration Bond Portfolio. Accordingly, the Board has submitted each Plan for approval by the applicable Portfolio’s shareholders. The Board recommends that you vote “FOR” Proposal 2.

*     *     *     *     *

PROPOSAL 3:	APPROVAL OF THE REORGANIZATION PLAN WITH RESPECT TO THE REORGANIZATION OF THE BOND INDEX PORTFOLIO AND LONG TERM BOND PORTFOLIO INTO THE CORE BOND INDEX PORTFOLIO.

This Proposal 3 requests your approval of the Reorganization Plan, pursuant to which the Bond Index Portfolio and Long Term Bond Portfolio will be reorganized into the Core Bond Index Portfolio. The shareholders of each Acquired Portfolio will vote separately on its Reorganization. The consummation of a Reorganization described in this Proposal is not contingent on the consummation of any other Reorganization.

In considering whether you should approve this Proposal, you should note that:

•

The Bond Index Portfolio and Core Bond Index Portfolio have substantially identical investment objectives, investment policies and strategies and identical principal risks. Below is a summary comparison of the two Portfolios. For a detailed comparison of the each Portfolio’s investment objectives, policies, strategies and risks, see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.

•

Each Portfolio has an investment objective to seek to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”), including reinvestment of dividends (or, in the case of the Bond Index Portfolio, coupon payments), at a risk level consistent with that of the Aggregate Bond Index. In addition, each Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in securities (or, in the case of the Bond Index Portfolio, debt securities) that are included in the Aggregate Bond Index. The Portfolios have the same investment sub-adviser (an “Adviser”) who employs a stratified sample approach with respect to each Portfolio to build a portfolio whose broad characteristics match those of the Aggregate Bond Index. In addition, both Portfolios may also purchase or sell futures contracts on fixed income securities in lieu of investment directly in fixed-income securities themselves and may also purchase or sell futures contracts on the Aggregate Bond Index (or other fixed-income securities indices), if and when they become available.

•

Each Portfolio also is subject to identical risks, including adviser selection risk, asset class risk, derivatives risk, including futures and options risk, fixed income risk, including asset-backed risk, credit risk, interest rate risk, investment grade securities risk and mortgage-backed securities risk, index fund risk, liquidity risk, market risk, portfolio management risk, securities lending risk, security risk and security selection risk as principal risks.

•

The Long Term Bond Portfolio and Core Bond Index Portfolio have similar investment objectives, investment policies, strategies and principal risks. Below is a summary comparison of the two Portfolios. For a detailed comparison of the each Portfolio’s investment objectives, policies, strategies and risks, see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.

•

Each Portfolio has an investment objective to achieve a combination of current income and capital appreciation. Each Portfolio also invests primarily in investment grade fixed-income securities, which may include asset-backed securities, mortgage-backed securities and U.S. government securities. In addition, each Portfolio may invest in derivatives, including futures contracts.

•

There are also some differences between the Portfolios of which you should be aware. One primary difference is that the Core Bond Index Portfolio is an index fund that has as its investment objective to seek to achieve a total return before expenses that approximates the total return performance of the Aggregate Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Aggregate Bond Index, while the Long Term Bond Portfolio is an actively managed fund that has as its investment objective to seek to maximize income and capital appreciation through investment in long-maturity debt obligations. However, these objectives are similar in that each Portfolio seeks a combination of current income and capital appreciation through investments in fixed income securities. Another primary difference is that the Long Term Bond Portfolio may invest in securities that have a maturity of one day to 30 years or more and the Portfolio is expected to have an average maturity of longer than eight years and an effective duration of between eight and fifteen years. The Core Bond Index Portfolio, however, seeks to track the performance (before expenses) of the Aggregate Bond Index, which has a modified adjusted duration of approximately four years, and thus it is expected that the Core Bond Index Portfolio generally will have a shorter average duration than the Long Term Bond Portfolio, which generally means that the Portfolio will be less sensitive to interest rates changes.

Another difference is that, although each Portfolio invests a substantial portion of its assets in investment grade fixed income securities, at least 80% of the Core Bond Index Portfolio’s net assets, plus borrowings for investment purposes, must consist of securities that are included in the Aggregate Bond Index, which covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities. The Long Term Bond Portfolio is able to invest in a potentially wider range of debt securities because it is required to invest under normal circumstances at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. government and its agencies or instrumentalities, mortgage-backed securities and asset-backed securities. It is unlikely that this will have a practical impact on the Core Bond Index Portfolio because, as of April 30, 2009, the Aggregate Bond Index was comprised of more than 9,000 debt securities issued by a variety of issuers.

•

Each Portfolio is subject to adviser selection risk, asset class risk, fixed income risk, including asset-backed securities risk, credit risk, interest rate risk, investment grade securities risk and mortgage-backed securities risk, liquidity risk, market risk, portfolio management risk, securities lending risk, security risk and security selection risk as principal risks. In addition, the principal risks of investing in the Core Bond Index Portfolio include derivatives risk, including futures and options risk, and index fund risk, which are not principal risks of investing in the Long Term Bond Portfolio.

•

AXA Equitable (“Manager”) serves as the investment manager and administrator for each Portfolio and would continue to manage and administer the Core Bond Index Portfolio after the Reorganizations. AXA Equitable has received an exemptive order from the SEC that generally permits AXA Equitable and the Board to appoint, dismiss and replace each Portfolio’s Adviser and to amend the advisory agreements between AXA Equitable and the Advisers without obtaining shareholder approval. BlackRock Financial Management, Inc. currently serves as the Adviser for the Long Term Bond Portfolio. SSgA Funds Management, Inc. currently serves as the Adviser to both the Bond Index Portfolio and the Core Bond Index Portfolio and it is anticipated that it would continue to advise the Core Bond Index Portfolio after the Reorganizations. For a detailed description of the Manager and the Adviser, please see “Additional Information about the Acquiring Portfolios - The Manager” and “- The Advisers” below.

•

The Bond Index Portfolio, Long Term Bond Portfolio and Core Bond Index Portfolio had net assets of approximately $64.9 million, $1.37 billion and $1.21 billion, respectively, as of December 31, 2008. Thus, if the Reorganizations had been in effect on that date, the combined Portfolio would have had net assets of approximately $2.65 billion.

•

Class IA shareholders of each Acquired Portfolio will receive Class IA shares of the Core Bond Index Portfolio, and Class IB shareholders of each Acquired Portfolio will receive Class IB shares of the Core Bond Index Portfolio, pursuant to the Reorganizations. Shareholders will not pay any sales charges in connection with the Reorganizations. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Transactions” and “Additional Information about the Acquiring Portfolios” below for more information.

•

It is estimated that the annual operating expense ratios for Core Bond Index Portfolio’s Class IA and Class IB shares, immediately following the Reorganizations, will be lower than those of the Long Term Bond Portfolio’s Class IA and Class IB shares, respectively, for the last fiscal year, after taking into account adjustments to reflect the current fees for the Core Bond Index Portfolio. It is also estimated that the annual operating expense ratios for Core Bond Index Portfolio’s Class IA and Class IB shares, immediately following the Reorganizations, will be approximately one basis point higher than those of the Bond Index Portfolio’s Class IA and Class IB shares, respectively, for the last fiscal year, after taking into account an expense limitation arrangement in effect for the Bond Index Portfolio and after taking into account adjustments to reflect the current fees for the Core Bond Index Portfolio. The expense limitation arrangement for the Bond Index Portfolio will be in effect until April 30, 2010, and may be considered for renewal by AXA Equitable and the Board of Trustees of the Trust annually thereafter. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

The maximum management fee for each of the Bond Index Portfolio and Long Term Bond Portfolio is equal to an annual rate of 0.35% and 0.50%, respectively, of the relevant Portfolio’s average daily net assets, while the maximum management fee for the Core Bond Index Portfolio is equal to an annual rate of 0.35% of its average daily net assets. The administration fee schedule for the Portfolios is the same. The administration fee for each Portfolio is $30,000 per year, plus the Portfolio’s proportionate share of the Trust’s administration fee for portfolios with a single Adviser, which is equal to an annual rate of 0.12% of the first $3 billion of total the Trust average daily net assets (exclusive of certain portfolios), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

Following the Reorganizations, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the Core Bond Index Portfolio. It is not expected that the Core Bond Index Portfolio will revise any of its investment policies following the Reorganizations to reflect those of either Acquired Portfolio. AXA Equitable has reviewed each Acquired Portfolio’s current portfolio holdings and determined that they generally are compatible with the Core Bond Index Portfolio’s investment objective and policies. Thus, AXA Equitable believes that, if the Reorganizations are approved, all or substantially all of the Bond Index Portfolio’s holdings and a substantial portion of the Long Term

Bond Portfolio’s holdings could be transferred to and held by the Core Bond Index Portfolio. However, it is expected that some of those holdings may not remain at the time of the Reorganizations due to normal portfolio turnover. It is also expected that, if a Reorganization is approved, the holdings of the Acquired Portfolio involved therein that are not compatible with the Core Bond Index Portfolio’s investment objective and policies will be liquidated in an orderly manner in connection with the Reorganizations, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with that investment objective and policies. The portion of each Acquired Portfolio’s assets that will be liquidated in connection with a Reorganization will depend on market conditions and on the assessment by AXA Equitable and the Core Bond Index Portfolio’s Adviser of the compatibility of those holdings with the Core Bond Index Portfolio’s portfolio composition and investment objective and policies at the time of the Reorganization. The need for a Portfolio to sell investments in connection with a Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred.

•

AXA Equitable is expected to bear the costs associated with the Reorganizations, including the costs associated with obtaining shareholder approval of the Reorganizations, but excluding brokerage and similar expenses in connection with the Reorganizations, which will be borne by the Portfolios. Please see “Additional Information about the Transactions” below for more information.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Bond Index Portfolio and Long Term Bond Portfolio with those of the Core Bond Index Portfolio. The Board may change the investment objective of a Portfolio without a vote of the Portfolio’s shareholders.

Acquiring Portfolio	Acquired Portfolios
Core Bond Index Portfolio	Bond Index Portfolio	Long Term Bond Portfolio

Investment Objective

Seeks to achieve a total return before expenses that approximates the total return performance of the Aggregate Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Aggregate Bond Index.

Same, except seeks to achieve a total return before expenses that approximates the total return performance of the Aggregate Bond Index, including reinvestment of coupon payments (rather than dividends).

Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Aggregate Bond Index, which covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities. To qualify for inclusion in the Aggregate Bond Index, a bond must have at least one year remaining to final maturity, be rated Baa3 or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

Same, except normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities (emphasis added) that are included in the Aggregate Bond Index.

The Portfolio invests in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities. Under normal circumstances, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, are invested in such securities. All securities in the Portfolio are rated investment-grade at the time of purchase. An investment-grade security carries a minimum rating of credit quality issued by an independent rating agency at the time of purchase.

While complete replication of the Aggregate Bond Index is not possible, the Adviser will employ a stratified sample approach to build a portfolio whose broad characteristics match those of the Aggregate Bond Index. Individual securities holdings may differ from the Aggregate Bond Index, and the fund may not track the performance of the Aggregate Bond Index perfectly due to the expenses and the transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the Aggregate Bond Index are valued. The Aggregate Bond Index has a modified adjusted duration of approximately four years.	Same.	No corresponding strategy. Specific securities in the Portfolio can have expected maturities as short as one day, or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of longer than eight years and an effective duration between 8 and 15 years.

The Adviser may also purchase or sell futures contracts on fixed income securities in lieu of investment directly in fixed-income securities themselves. The Adviser may also purchase or sell futures contracts on the Aggregate Bond Index (or other fixed-income securities indices), if and when they become available.	Same.	The Portfolio may invest, to a limited extent, in derivatives, including futures contracts.

Comparison of Principal Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are noted below. However, other factors may also affect each Portfolio’s net asset value. There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Transactions – Description of Risk Factors” below.

Risks	Core Bond Index Portfolio	Bond Index Portfolio	Long Term Bond Portfolio
Asset-Backed Securities Risk	X	X	X
Adviser Selection Risk	X	X	X

Asset Class Risk	X	X	X
Credit Risk	X	X	X
Derivatives Risk	X	X
Fixed Income Risk	X	X	X
Futures and Options Risk	X	X
Index Fund Risk	X	X
Interest Rate Risk	X	X	X
Investment Grade Securities Risk	X	X	X
Liquidity Risk	X	X	X
Market Risk	X	X	X
Mortgage-Backed Securities Risk	X	X	X
Portfolio Management Risk	X	X	X
Securities Lending Risk	X	X	X
Security Risk	X	X	X
Security Selection Risk	X	X	X

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each class of shares of each Portfolio and the estimated pro forma fees and expenses of each class of shares of the Acquiring Portfolio after giving effect to the proposed Reorganizations. Fees and expenses for each Portfolio are based on those incurred by each class of its shares for the last fiscal year ended December 31, 2008, as adjusted to reflect the current fees for the Core Bond Index Portfolio. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that a Reorganization has been in effect for the last year ended on that date. The tables do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses.

There are no fees or charges to buy or sell shares of either Portfolio, reinvest dividends or exchange into other portfolios.

Annual Operating Expenses

(expenses that are deducted from Portfolio assets)

	Bond Index Portfolio		Core Bond Index Portfolio		Pro Forma Core Bond Index Portfolio (assuming only the Reorganization with the Bond Index Portfolio is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
Management Fee[1]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%	None	0.25%	None	0.25%

Other Expenses	0.39%	0.39%	0.11%	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.74%	0.99%	0.46%	0.71%	0.46%	0.71%
Less Fee Waiver/Expense Reimbursement[2]	(0.29)%	(0.29)%	N/A	N/A	N/A	N/A
Net Annual Portfolio Operating Expenses	0.45%	0.70%	0.46%	0.71%	0.46%	0.71%

Annual Operating Expenses

(expenses that are deducted from Portfolio assets)

	Long Term Bond Portfolio		Core Bond Index Portfolio		Pro Forma Core Bond Index Portfolio (assuming only the Reorganization with the Long Term Bond Portfolio is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
Management Fee[1]	0.38%	0.38%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.14%	0.14%	0.11%	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.52%	0.77%	0.46%	0.71%	0.46%	0.71%

Annual Operating Expenses

(expenses that are deducted from Portfolio assets)

	Pro Forma Core Bond Index Portfolio (assuming both Reorganizations are approved)
	Class IA	Class IB
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.46%	0.71%

†	The maximum annual distribution and/or service (12b-1) fee for a Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to a Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
(1)	Restated to reflect current fees for the Core Bond Index Portfolio.
(2)	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Bond Index Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future, provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped all eligible previous payments made, the Portfolio will be charged such lower expenses. The Manager may discontinue this arrangement at any time after April 30, 2010.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	If applicable, the expense limitation currently in effect is not renewed.

This example should not be considered a representation of past or future expenses of the Portfolios. Actual expenses may be higher or lower than those shown. The costs in the example would be the same whether or not you redeemed all of your shares at the end of these periods. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Bond Index Portfolio		Core Bond Index Portfolio		Pro Forma Core Bond Index Portfolio (assuming only the Reorganization with the Bond Index Portfolio is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
1 Year	$46	$72	$47	$73	$47	$73
3 Years	$207	$286	$148	$227	$148	$227
5 Years	$383	$519	$258	$395	$258	$395
10 Years	$891	$1,187	$579	$883	$579	$883

	Long Term Bond Portfolio		Core Bond Index Portfolio		Pro Forma Core Bond Index Portfolio (assuming only the Reorganization with the Long Term Bond Portfolio is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
1 Year	$53	$79	$47	$73	$47	$73
3 Years	$167	$246	$148	$227	$148	$227
5 Years	$291	$428	$258	$395	$258	$395
10 Years	$653	$954	$579	$883	$579	$883

	Pro Forma Core Bond Index Portfolio (assuming both Reorganizations are approved)
	Class IA	Class IB
1 Year	$47	$73
3 Years	$148	$227
5 Years	$258	$395
10 Years	$579	$883

Comparative Performance Information

The bar charts below illustrate each Portfolio’s annual total returns for the calendar years indicated and give some indication of the risks of investing in each Portfolio by showing yearly changes in the Portfolio’s performance. The tables below show each Portfolio’s average annual total returns for the periods shown through December 31, 2008 and compare the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for the Bond Index Portfolio because prior to August 25, 2006 the Portfolio and its predecessor had a different investment objective and invested in an actively managed portfolio of fixed income securities. SEC regulations require the Portfolios to disclose this performance information to you, but you should note that it provides a limited basis for comparison between the Portfolios because of the relatively recent changes to the investment policies and strategies of the Acquiring Portfolio. If the Portfolio and its predecessor had historically invested substantially all of their assets in fixed income securities in a manner that was intended to track the performance of the index, the performance of the Portfolio and its predecessor may have been different. The Bond Index Portfolio also was advised by different Advisers prior to December 1, 2008. This may be particularly true for the Long Term Bond Portfolio as well because a different Adviser advised the Portfolio prior to October 1, 2006.

In addition, this may be particularly true for the Core Bond Index Portfolio because prior to January 15, 2009, the Portfolio had a different investment strategy and consisted entirely of an actively managed portfolio of fixed income securities. If the Portfolio had historically been managed using its current strategy, the performance of the Portfolio may have been different. In addition, the Core Bond Index Portfolio was advised by a different Adviser prior to January 15, 2009.

Both the bar charts and the tables assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Bond Index Portfolio – Calendar Year Total Returns (Class IB)*

-0.20%	7.53%	8.10%	8.96%	2.32%	1.99%	0.69%	3.58%	6.38%	5.32%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Best Quarter (% and time period)					Worst Quarter (% and time period)
4.90% (2008 4th Quarter)					-2.68% (2004 2nd Quarter)

Long Term Bond Portfolio – Calendar Year Total Returns (Class IB)**

-8.02%	15.14%	5.88%	13.66%	4.45%	7.65%	2.76%	1.82%	7.35%	5.01%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Best Quarter (% and time period)					Worst Quarter (% and time period)
12.14% (2008 4th Quarter)					-5.60% (2008 3rd Quarter)

Core Bond Index Portfolio – Calendar Year Total Returns (Class IB)

-1.64%	11.55%	7.95%	9.52%	3.38%	4.13%	2.24%	4.01%	3.08%	-8.93%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Best Quarter (% and time period)					Worst Quarter (% and time period)
4.62% (2001 3rd Quarter)					-2.89% (2008 3rd Quarter)

Bond Index Portfolio - Average Annual Total Returns (For the periods ended December 31, 2008)

	One Year	Five Years	Ten Years
Bond Index Portfolio – Class IA	5.49%	3.81%	4.74%
Bond Index Portfolio – Class IB*	5.32%	3.57%	4.42%
Barclays Capital U.S. Aggregate Bond Index†	5.24%	4.65%	5.63%

Long Term Bond Portfolio - Average Annual Total Returns (For the periods ended December 31, 2008)

	One Year	Five Years	Ten Years
Long Term Bond Portfolio – Class IA	5.21%	5.16%	5.73%
Long Term Bond Portfolio – Class IB**	5.01%	4.92%	5.48%
Barclays Capital Long Government/Credit Bond Index†	8.44%	6.31%	6.62%

Core Bond Index Portfolio - Average Annual Total Returns (For the periods ended December 31, 2008)

	One Year	Five Years	Ten Years
Core Bond Index Portfolio – Class IA***	-8.70%	1.02%	3.56%
Core Bond Index Portfolio – Class IB	-8.93%	0.78%	3.38%
Barclays Capital U.S. Aggregate Bond Index†	5.24%	4.65%	5.63%

*	For periods prior to the date Class IB Shares commenced operations (June 20, 2005), performance information shown is that of Class IA Shares adjusted to reflect the 12b-1 fees paid by Class IB Shares.
**	For periods prior to the date the Class IB shares commenced operations (April 29, 2005), performance information shown is that of the Class IA Shares adjusted to reflect the 12b-1 fees paid by Class IB Shares.
***	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	The Aggregate Bond Index covers the dollar denominated investment-grade, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, MBS pass-through securities (including hybrid ARMs as of April 1, 2007), asset-backed securities, and commercial mortgage-backed securities. To qualify for inclusion in the Aggregate Bond Index, a bond must have at least one year remaining to final maturity and must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rates a security, the rating must be investment grade. The bond also must be dollar-denominated and nonconvertible. Barclays Capital Long Government/Credit Bond Index is an unmanaged benchmark representing the long-term, investment-grade U.S. bond market.

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2008 and of the Core Bond Index Portfolio on a pro forma combined basis as of that date after giving effect to the proposed Reorganizations.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Bond Index Portfolio – Class IA	$61.5	$10.22	6,017,369
Core Bond Index Portfolio – Class IA	$102.8	$9.36	10,985,225
Adjustments*	—	—	556,128
Pro forma Core Bond Index Portfolio – Class IA (assuming only the Reorganization with the Bond Index Portfolio is approved)	$164.3	$9.36	17,558,722
Bond Index Portfolio – Class IB	$3.4	$10.24	330,307
Core Bond Index Portfolio – Class IB	$1,104.1	$9.37	117,810,774
Adjustments*	—	—	30,555
Pro forma Core Bond Index Portfolio – Class IB (assuming only the Reorganization with the Bond Index Portfolio is approved)	$1,107.5	$9.37	118,171,636
Long Term Bond Portfolio – Class IA	$1,194.1	$13.57	88,010,795
Core Bond Index Portfolio – Class IA	$102.8	$9.36	10,985,225
Adjustments*	—	—	39,580,257
Pro forma Core Bond Index Portfolio – Class IA (assuming only the Reorganization with the Long Term Bond Portfolio is approved)	$1,296.9	$9.36	138,576,277
Long Term Bond Portfolio – Class IB	$173.2	$13.58	12,758,743
Core Bond Index Portfolio – Class IB	$1,104.1	$9.37	117,810,774
Adjustments*	—	—	5,722,653
Pro forma Core Bond Index Portfolio – Class IB (assuming only the Reorganization with the Long Term Bond Portfolio is approved)	$1,277.3	$9.37	136,292,170

Pro forma Core Bond Index Portfolio – Class IA (assuming both Reorganizations are approved)	$1,358.4	$9.36	145,149,774
Pro forma Core Bond Index Portfolio – Class IB (assuming both Reorganizations are approved)	$1,280.7	$9.37	136,653,032

*	AXA Equitable is expected to bear the expenses of the Reorganizations as described in “Additional Information about the Transactions - Terms of the Reorganization Plan” and “— Terms of the Exchange Plan” below.

After careful consideration, the Board unanimously approved the Reorganization Plan with respect to the Bond Index Portfolio and Long Term Bond Portfolio. Accordingly, the Board has submitted the Reorganization Plan for approval by these Portfolios’ shareholders. The Board recommends that you vote “FOR” Proposal 3.

*    *    *    *    *

PROPOSAL 4:	APPROVAL OF THE REORGANIZATION PLAN WITH RESPECT TO THE REORGANIZATION OF THE HIGH YIELD PORTFOLIO INTO THE QUALITY BOND PLUS PORTFOLIO.

This Proposal 4 requests your approval of the Reorganization Plan, pursuant to which the High Yield Portfolio will be reorganized into the Quality Bond PLUS Portfolio.

In considering whether you should approve this Proposal, you should note that:

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The High Yield Portfolio and Quality Bond PLUS Portfolio have similar investment objectives, but there are differences in their primary investment policies, strategies and principal risks. Below is a summary comparison of the two Portfolios. For a detailed comparison of the each Portfolio’s investment objectives, policies, strategies and risks, see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.

•

The Portfolios have very similar investment objectives. The High Yield Portfolio seeks to maximize current income and the Quality Bond PLUS Portfolio seeks to achieve high current income consistent with moderate risk to capital. Thus, both Portfolios seek high current income as a component of their investment objectives. In addition, each Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. Moreover, each Portfolio may invest in a variety of fixed income securities, including zero coupon and pay-in-kind securities, mortgage-backed securities, asset-backed securities, securities lending, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements. Each Portfolio also may invest in foreign securities and, to a limited extent, in derivatives, exchange-traded funds (“ETFs”) and preferred stocks. In addition, each Portfolio may have a high portfolio turnover rate.

•

There are also some differences between the Portfolios of which you should be aware. One primary difference between the Portfolios is that, while each Portfolio seeks high current income, the Quality Bond PLUS Portfolio seeks high current income consistent with moderate risk to capital as its investment objective. The High Yield Portfolio seeks to maximize current income and may invest in high risk securities to a greater extent than the Quality Bond PLUS Portfolio. Another primary difference between the Portfolios is that, while each Portfolio invests a substantial portion of its assets in debt securities, the Quality Bond PLUS Portfolio generally invests in higher-rated securities than the High Yield Portfolio. In this regard, the Quality Bond PLUS Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities and primarily in securities that are rated investment grade at the time of purchase (i.e., at least Baa by Moody’s Investor Services, Inc. (“Moody’s) or BBB by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”)), or if unrated, fixed income securities that the investment sub-adviser (an “Adviser”) determines to be of comparable quality. The Quality Bond PLUS Portfolio also seeks to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody’s, S&P or Fitch). The High Yield Portfolio, however, normally invests at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are below investment grade and generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody’s or B- to BB+ by S&P, which are commonly known as “junk bonds.”

Another primary difference between the two Portfolios is that the Quality Bond PLUS Portfolio normally allocates its assets among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Quality Bond PLUS Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in ETFs (“ETF Allocated Portion”). The High Yield Portfolio is actively managed by one Adviser and does not have an Index Allocated Portion or ETF Allocated Portion. While there are differences between the two Portfolios, AXA Equitable believes that the Quality Bond PLUS Portfolio is an appropriate alternative investment to the High Yield Portfolio given that the Portfolios have similar investment objectives and invest primarily in debt securities and that the Quality Bond PLUS Portfolio has the flexibility to invest a portion of its assets in high yield securities.

•

Each Portfolio is subject to adviser selection risk, asset class risk, convertible securities risk, derivatives risk, fixed income risk, including credit risk and interest rate risk, foreign securities risk, including currency risk, liquidity risk, market risk, portfolio management risk, portfolio turnover risk, securities lending risk, security risk and security selection risk as principal risks. The High Yield Portfolio also is subject to junk bonds or lower rated securities risk as principal risk, while the Quality Bond PLUS Portfolio generally is not. In addition, the principal risks of investing in the Quality Bond PLUS Portfolio also include asset-backed securities risk, emerging markets risk, ETF risk, futures and options risk, index fund risk, investment grade securities risk, mortgage-backed securities risk, multiple adviser risk and zero coupon and pay-in-kind risk, which are not principal risks of investing in the High Yield Portfolio.

•

AXA Equitable (“Manager”) serves as the investment manager and administrator for each Portfolio and would continue to manage and administer the Quality Bond PLUS Portfolio after the Reorganization. AXA Equitable has received an exemptive order from the SEC that generally permits AXA Equitable and the Board to appoint, dismiss and replace each Portfolio’s Adviser(s) and to amend the advisory agreements between AXA Equitable and the Advisers without obtaining shareholder approval (except with respect to Affiliated Advisers (as defined herein) such as AllianceBernstein L.P. (“AllianceBernstein”)). AXA Equitable has appointed one Adviser to manage the assets of the High Yield Portfolio. In particular, Caywood-Scholl Capital Management currently serves as the Adviser for the High Yield Portfolio. AXA Equitable has appointed two Advisers to manage distinct portions of the Quality Bond PLUS Portfolio’s assets. In particular, AllianceBernstein, which is responsible for the management of the Active Allocated Portion of the Quality Bond PLUS Portfolio, and SSgA Funds Management, Inc., which is responsible for the Index Allocated Portion of the Quality Bond PLUS Portfolio, currently serve as Advisers to the Quality Bond PLUS Portfolio and it is anticipated that they will continue to advise their respective portion of the Quality Bond PLUS Portfolio after the Reorganization. In addition, AXA Equitable is responsible for the management of the ETF Allocated Portion of the Quality Bond PLUS Portfolio and it is anticipated that it would continue to manage the ETF Allocated Portion of Quality Bond PLUS Portfolio after the Reorganization. For a detailed description of the Manager and the Quality Bond PLUS Portfolio’s Advisers, please see “Additional Information about the Acquiring Portfolios—The Manager” and “- The Advisers” below.

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The High Yield Portfolio and Quality Bond PLUS Portfolio had net assets of approximately $196.5 million and $1.29 billion, respectively, as of December 31, 2008. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $1.49 billion.

•

Class IA shareholders of the High Yield Portfolio will receive Class IA shares of the Quality Bond PLUS Portfolio, and Class IB shareholders of the High Yield Portfolio will receive Class IB shares of the Quality Bond PLUS Portfolio, pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Transactions” and “Additional Information about the Acquiring Portfolios” below for more information.

•

It is estimated that the annual operating expense ratios for Quality Bond PLUS Portfolio’s Class IA and Class IB shares, immediately following the Reorganization, will be lower than those of the High Yield Portfolio’s Class IA and Class IB shares, respectively, for the last fiscal year, before and after taking into account the expense limitation arrangement that is in effect for the High Yield Portfolio and after taking into account adjustments to reflect the current fees for the Quality Bond PLUS Portfolio. The expense limitation arrangement for the High Yield Portfolio will be in effect until April 30, 2010, and may be considered for renewal by AXA Equitable and the Board of Trustees of the Trust annually thereafter. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

The maximum management fee for the High Yield Portfolio is equal to an annual rate of 0.60% of its average daily net assets, while the maximum management fee for the Quality Bond PLUS Portfolio is equal to an annual rate of 0.40% of its average daily net assets. The administration fee schedule for the High Yield Portfolio is $30,000 per year, plus the Portfolio’s proportionate share of the Trust’s administration fee for portfolios with a single Adviser, which is equal to an annual rate of 0.12% of the first $3 billion of total the Trust average daily net assets (exclusive of certain portfolios, including the Quality Bond PLUS Portfolio), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The Quality Bond PLUS Portfolio pays AXA Equitable an annual fee of 0.15% of its average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of the Portfolio allocated to separate Advisers and/or managed in a discrete style). For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the Quality Bond PLUS Portfolio. It is not expected that the Quality Bond PLUS Portfolio will revise any of its investment policies following the Reorganization to reflect those of the High Yield Portfolio. AXA Equitable has reviewed High Yield Portfolio’s current portfolio holdings and determined that, given the small size of the High Yield Portfolio in relation to the Quality Bond PLUS Portfolio, all or a substantial portion of the High Yield Portfolio’s holdings are consistent with the Quality Bond PLUS Portfolio’s investment objectives and policies and thus, if the Reorganization is approved, could be transferred to and held by the Quality Bond PLUS Portfolio. However, it is expected that some of those holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the High Yield Portfolio’s holdings that are not compatible with the Quality Bond PLUS Portfolio’s investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with that investment objective and policies. The portion of the High Yield Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by AXA Equitable and the Quality Bond PLUS Portfolio’s Advisers of the compatibility of those holdings with the Quality Bond PLUS Portfolio’s portfolio composition and investment objective and policies at the time of the Reorganization. The need for a Portfolio to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred.

•

AXA Equitable is expected to bear the costs associated with the Reorganization, including the costs associated with obtaining shareholder approval of the Reorganization, but excluding brokerage and similar expenses in connection with the Reorganization, which will be borne by the Portfolios. Please see “Additional Information about the Transactions” below for more information.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the High Yield Portfolio with those of the Quality Bond PLUS Portfolio. The Board may change the investment objective of a Portfolio without a vote of the Portfolio’s shareholders.

Acquiring Portfolio	Acquired Portfolio
Quality Bond PLUS Portfolio	High Yield Portfolio
Investment Objective

Seeks to achieve high current income consistent with moderate risk to capital.	Seeks to maximize current income.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities that are rated investment grade at the time of purchase (i.e., at least Baa by Moody’s or BBB by S&P or Fitch), or unrated, fixed income securities that the Adviser determines to be of comparable quality. The Portfolio also seeks to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody’s, S&P or Fitch).	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are below investment grade. The Portfolio generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody’s or B- to BB+ by S&P, which are commonly known as “junk bonds.”

The Portfolio’s assets normally are allocated among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is an Active Allocated Portion; one portion of the Portfolio is an Index Allocated Portion; and one portion of the Portfolio is an ETF Allocated Portion. Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets.	No corresponding strategy.

The Active Allocated Portion of the Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect the Adviser’s assessment of prospective cyclical changes even if such action may adversely affect current income.	The Adviser utilizes a top-down approach that seeks to identify industries and companies that appear favorable for investment. After the industries are selected, the Adviser identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high yield market. The Portfolio also may invest, to a limited extent, in convertible securities, preferred stocks and U.S. government securities.

The Active Allocated Portion of the Portfolio may invest in USD and Non-USD denominated foreign securities, including those of both developed and developing countries.	The Portfolio may invest, to a limited extent, in foreign securities, including emerging market securities.

The Active Allocated Portion of the Portfolio may also make use of various other investment strategies, including zero coupon and pay-in-kind securities, collateralized mortgage obligations, asset-backed securities, securities lending, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements.	The Portfolio may use various other investment strategies, to a limited extent, including zero coupon and pay-in-kind securities, mortgage-backed securities, asset-backed securities, securities lending, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements.

The Active Allocated Portion of the Portfolio may also, to a limited extent, use derivatives, including purchasing put and call options and writing covered put and call options on securities it may purchase.	Up to 20% of the Portfolio’s assets may include: (1) bonds rated Caa by Moody’s or CCC by S&P; (2) unrated debt securities which, in the judgment of the Adviser, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”) with minimal tracking error. The Aggregate Bond Index covers the dollar denominated investment-grade, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, MBS passthrough securities (including hybrid ARMs as of April 1, 2007), asset-backed securities, and commercial mortgage-based securities. The Adviser selects the Index Allocated Portion’s investments by a “sampling” strategy. Specifically, the Adviser invests in a representative sample of securities from each broad segment of the Aggregate Bond Index, such as government bonds, mortgages, and corporate issues that represent key index characteristics.	No corresponding strategy.

The ETF Allocated Portion invests in ETFs that meet the investment criteria of the Portfolio as a whole.	The Portfolio may invest, to a limited extent, in ETFs.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.	The Portfolio may have a high portfolio turnover rate in excess of 100%.

Comparison of Principal Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are noted below. However, other factors may also affect each Portfolio’s net asset value. There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Transactions – Description of Risk Factors” below.

Risks	Quality Bond PLUS Portfolio	High Yield Portfolio
Asset-Backed Securities Risk	X

Adviser Selection Risk	X	X

Asset Class Risk	X	X

Convertible Securities Risk	X	X

Credit Risk	X	X

Currency Risk	X	X

Derivatives Risk	X	X

Emerging Markets Risk	X

ETF Risk	X

Fixed Income Risk	X	X

Foreign Securities Risk	X	X

Futures and Options Risk	X

Index Fund Risk	X

Interest Rate Risk	X	X

Investment Grade Securities Risk	X

Junk Bonds or Lower Rated Securities Risk		X

Liquidity Risk	X	X

Market Risk	X	X

Mortgage-Backed Securities Risk	X

Multiple Adviser Risk	X

Portfolio Management Risk	X	X

Portfolio Turnover Risk	X	X

Securities Lending Risk	X	X

Security Risk	X	X

Security Selection Risk	X	X

Zero Coupon and Pay-in-Kind Securities Risk	X

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each class of shares of each Portfolio and the estimated pro forma fees and expenses of each class of shares of the Acquiring Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by each class of its shares for the last fiscal year ended December 31, 2008, as adjusted to reflect the current fees for the Quality Bond PLUS Portfolio. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that the Reorganization has been in effect for the last year ended on that date. The tables do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses.

There are no fees or charges to buy or sell shares of either Portfolio, reinvest dividends or exchange into other portfolios.

Annual Operating Expenses

(expenses that are deducted from Portfolio assets)

	High Yield Portfolio		Quality Bond PLUS Portfolio		Pro Forma Quality Bond PLUS Portfolio (assuming the Reorganization is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
Management Fee[1]	0.60%	0.60%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%	None	0.25%	None	0.25%
Other Expenses[1]	0.20%	0.20%	0.19%	0.19%	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.80%	1.05%	0.59%	0.84%	0.59%	0.84%
Less Fee Waiver/Expense Reimbursement[2]	(0.00)%	(0.00)%	N/A	N/A	N/A	N/A
Net Annual Portfolio Operating Expenses	0.80%	1.05%	0.59%	0.84%	0.59%	0.84%

†	The maximum annual distribution and/or service (12b-1) fee for a Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to a Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
(1)	Restated to reflect current fees for the Quality Bond PLUS Portfolio.
(2)	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the High Yield Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future, provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped all eligible previous payments made, the Portfolio will be charged such lower expenses. The Manager may discontinue these arrangements at any time after April 30, 2010.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	If applicable, the expense limitation currently in effect is not renewed.

This example should not be considered a representation of past or future expenses of the Portfolios. Actual expenses may be higher or lower than those shown. The costs in the example would be the same whether or not you redeemed all of your shares at the end of these periods. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	High Yield Portfolio		Quality Bond PLUS Portfolio		Pro Forma Quality Bond PLUS Portfolio (assuming the Reorganization is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
1 Year	$82	$107	$60	$86	$60	$86
3 Years	$255	$334	$189	$268	$189	$268
5 Years	$444	$579	$329	$466	$329	$466
10 Years	$990	$1,283	$738	$1,037	$738	$1,037

Comparative Performance Information

The bar charts below illustrate each Portfolio’s annual total returns for the calendar years indicated and give some indication of the risks of investing in each Portfolio by showing yearly changes in the Portfolio’s performance. The tables below show each Portfolio’s average annual total returns for the periods shown through December 31, 2008 and compare the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for the Quality Bond PLUS Portfolio because prior to December 1, 2008 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of fixed income securities managed by a single Adviser. SEC regulations require the Portfolios to disclose this performance information to you, but you should note that it provides a limited basis for comparison between the Portfolios because of the relatively recent changes to the investment policies and strategies of the Acquiring Portfolio. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different.

Both the bar charts and the tables assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

High Yield Portfolio – Calendar Year Total Returns (Class IB)

-3.87%	-2.55%	5.91%	1.51%	22.64%	9.70%	2.72%	7.95%	2.81%	-19.08%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Best Quarter (% and time period) 7.66% (2003 2nd Quarter)					Worst Quarter (% and time period) -14.32% (2008 4th Quarter)

Quality Bond PLUS Portfolio – Calendar Year Total Returns (Class IB)

-2.24%	11.23%	8.04%	7.68%	3.56%	3.79%	1.95%	3.79%	4.60%	-6.57%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Best Quarter (% and time period) 4.49% (2001 3rd Quarter)						Worst Quarter (% and time period) -3.44% (2008 3rd Quarter)

High Yield Portfolio - Average Annual Total Returns (For the periods ended December 31, 2008)

	One Year	Five Years	Ten Years
High Yield Portfolio – Class IA*	-19.08%	0.24%	3.05%
High Yield Portfolio – Class IB	-19.08%	0.24%	3.05%
Merrill Lynch U.S. High Yield Master Cash Pay Only Index†	-26.21%	-0.84%	2.27%

Quality Bond PLUS Portfolio - Average Annual Total Returns (For the periods ended December 31, 2008)

	One Year	Five Years	Ten Years
Quality Bond PLUS Portfolio – Class IA	-6.36%	1.67%	3.71%
Quality Bond PLUS Portfolio – Class IB	-6.57%	1.43%	3.47%
Barclays Capital U.S. Aggregate Bond Index†	5.24%	4.65%	5.63%

*	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	The Merrill Lynch U.S. High Yield Master Cash Pay Only Index is an unmanaged index that measures the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Aggregate Bond Index covers the dollar denominated investment-grade, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, MBS pass-through securities (including hybrid ARMs as of April 1, 2007), asset-backed securities, and commercial mortgage-backed securities. To qualify for inclusion in the Aggregate Bond Index, a bond must have at least one year remaining to final maturity and must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rates a security, the rating must be investment grade. The bond also must be dollar-denominated and nonconvertible.

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2008 and of the Quality Bond PLUS Portfolio on a pro forma combined basis as of that date after giving effect to the proposed Reorganizations.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
High Yield Portfolio – Class IA	N/A	N/A	N/A
Quality Bond PLUS Portfolio – Class IA	$884.0	$8.75	100,972,858
Adjustments*	—	—	—
Pro forma Quality Bond PLUS Portfolio – Class IA (assuming the Reorganization is approved)	$884.0	$8.75	100,972,858
High Yield Portfolio – Class IB	$196.5	$3.24	60,715,871
Quality Bond PLUS Portfolio – Class IB	$410.6	$8.71	47,140,381
Adjustments*	—	—	(38,152,136)
Pro forma Quality Bond PLUS Portfolio – Class IB (assuming the Reorganization is approved)	$607.1	$8.71	69,704,116

*	AXA Equitable is expected to bear the expenses of the Reorganizations as described in “Additional Information about the Transactions - Terms of the Reorganization Plan” below.

After careful consideration, the Board unanimously approved the Reorganization Plan with respect to the High Yield Portfolio. Accordingly, the Board has submitted the Reorganization Plan for approval by these Portfolios’ shareholders. The Board recommends that you vote “FOR” Proposal 4.

*            *            *            *             *

PROPOSAL 5:	APPROVAL OF THE REORGANIZATION PLAN WITH RESPECT TO THE REORGANIZATION OF THE GOVERNMENT SECURITIES PORTFOLIO INTO THE GOVERNMENT BOND INDEX PORTFOLIO.

This Proposal 5 requests your approval of the Reorganization Plan, pursuant to which the Government Securities Portfolio will be reorganized into the Government Bond Index Portfolio.

In considering whether you should approve this Proposal, you should note that:

•

The Government Securities Portfolio and Government Bond Index Portfolio have similar investment objectives, investment policies, strategies and principal risks. Below is a summary comparison of the two Portfolios. For a detailed comparison of the each Portfolio’s investment objectives, policies, strategies and risks, see “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.

•

Each Portfolio has an investment objective to achieve a combination of current income and capital appreciation. Each Portfolio also normally invests at least 80% of its net assets in bonds, notes and other obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, each Portfolio seeks to maintain an average duration that approximates that of the Barclays Capital U.S. Intermediate Government Bond Index (the “Government Bond Index”). In addition, each Portfolio may invest in derivatives and, to a limited extent, in securities of other investment companies, including exchange-traded funds (“ETFs”).

•

There are also some differences between the Portfolios of which you should be aware. One primary difference between the Portfolios is that the Government Bond Index Portfolio is an index portfolio that seeks to achieve a total return before expenses that approximates the total return performance of the Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Government Bond Index as its investment objective, while the Government Securities Portfolio is an actively managed Portfolio with an investment objective to seek to maximize income and capital appreciation through investment in the highest credit quality debt obligations. However, these objectives are similar in that each Portfolio seeks a combination of current income and capital appreciation through investments in U.S. government securities. In addition, while both Portfolios normally invest a substantial portion of their net assets in debt securities, particularly U.S. government securities, the Government Bond Index Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Government Bond Index, or other financial instruments that derive their value from those securities, while the Government Securities Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in bonds, notes and other obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which may include obligations such as mortgage-backed securities that carry full agency or instrumentality guarantees. Thus, the Government Securities Portfolio potentially can invest in a wider range of debt securities. Furthermore, while both Portfolios may invest in derivatives, the Government Securities Portfolio may do so to a limited extent, while the Government Bond Index Portfolio does not have stated limit.

•

Each Portfolio is subject to adviser selection risk, asset class risk, fixed income risk, including interest rate risk and mortgage-backed securities risk, market risk, portfolio management risk, securities lending risk, security risk and security selection risk as principal risks. The principal risks of investing in the Government Bond Index Portfolio also include asset-backed securities risk, credit risk, derivatives risk, including futures and options risk, ETF risk, index fund risk, investment grade securities risk and zero coupon risk, which are not principal risks of investing in the Government Securities Portfolio.

•

AXA Equitable (“Manager”) serves as the investment manager and administrator for each Portfolio and would continue to manage and administer the Government Bond Index Portfolio after the Reorganization. AXA Equitable has received an exemptive order from the SEC that generally permits AXA Equitable and the Board to appoint, dismiss and replace each Portfolio’s investment sub-adviser(s) (“Adviser”) and to amend the advisory agreements between AXA Equitable and the Advisers without obtaining shareholder approval. BlackRock Financial Management, Inc. currently serves as the Adviser for the Government Securities Portfolio. SSgA Funds Management, Inc. currently serves as the Adviser for the Government Bond Index Portfolio and it is anticipated that it will continue to advise the Government Bond Index Portfolio after the Reorganization. For a detailed description of the Manager and the Government Bond Index Portfolio’s Adviser, please see “Additional Information about the Acquiring Portfolios - The Manager” and “- The Advisers” below.

•

The Government Securities Portfolio and Government Bond Index Portfolio had net assets of approximately $60.8 million and $790.3 million, respectively, as of December 31, 2008. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $851.1 million.

•

Class IA shareholders of the Government Securities Portfolio will receive Class IA shares of the Government Bond Index Portfolio, and Class IB shareholders of the Government Securities Portfolio will receive Class IB shares of the Government Bond Index Portfolio, pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Transactions” and “Additional Information about the Acquiring Portfolios” below for more information.

•

It is estimated that the annual operating expense ratios for Government Bond Index Portfolio’s Class IA and Class IB shares, immediately following the Reorganization, will be lower than those of the Government Securities Portfolio’s Class IA and Class IB shares, respectively, for the last fiscal year, before and after taking into account the expense limitation arrangement that is in effect for the Government Securities Portfolio and after taking into account adjustments to reflect the current fees for the Government Bond Index Portfolio. The expense limitation arrangement for the Government Securities Portfolio will be in effect until April 30, 2010, and may be considered for renewal by AXA Equitable and the Board of Trustees of the Trust annually thereafter. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

The maximum management fee for each of the Government Securities Portfolio is equal to an annual rate of 0.50% of its average daily net assets, while the maximum management fee for the Government Bond Index Portfolio is equal to an annual rate of 0.35% of its average daily net assets. The administration fee schedule for each Portfolio is $30,000 per year, plus the Portfolio’s proportionate share of the Trust’s administration fee for portfolios with a single Adviser, which is equal to an annual rate of 0.12% of the first $3 billion of total the Trust average daily net assets (exclusive of certain portfolios), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the Government Bond Index Portfolio. It is not expected that the Government Bond Index Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Government Securities Portfolio. AXA Equitable has reviewed Government Securities

Portfolio’s current portfolio holdings and determined that they generally are compatible with the Government Bond Index Portfolio’s investment objective and policies. Thus, AXA Equitable believes that, if the Reorganization is approved, all or a substantial portion of those holdings could be transferred to and held by the Government Bond Index Portfolio. However, it is expected that some of those holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the Government Securities Portfolio’s holdings that are not compatible with the Government Bond Index Portfolio’s investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with that investment objective and policies. The portion of the Government Securities Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by AXA Equitable and the Government Bond Index Portfolio’s Adviser of the compatibility of those holdings with the Government Bond Index Portfolio’s portfolio composition and investment objective and policies at the time of the Reorganization. The need for a Portfolio to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred.

•

AXA Equitable is expected to bear the costs associated with the Reorganization, including the costs associated with obtaining shareholder approval of the Reorganization, but excluding brokerage and similar expenses in connection with the Reorganization, which will be borne by the Portfolios. Please see “Additional Information about the Transactions” below for more information.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Government Securities Portfolio with those of the Government Bond Index Portfolio. The Board may change the investment objective of a Portfolio without a vote of the Portfolio’s shareholders.

Acquiring Portfolio	Acquired Portfolio
Government Bond Index Portfolio	Government Securities Portfolio
Investment Objective

Seeks to achieve a total return before expenses that approximates the total return performance of the Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Government Bond Index.	Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

Principal Investment Strategies

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Government Bond Index, or other financial instruments that derive their value from those securities. The Government Bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.	The Portfolio invests in bonds, notes and other obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal market conditions, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, are invested in such securities. This may include obligations such as mortgage-backed securities that carry full agency or instrumentality guarantees.

While complete replication of the Government Bond Index is not practicable, the Adviser will employ a	No corresponding strategy; however, specific securities in the Portfolio can have expected maturities as short

stratified sample approach to build a portfolio whose broad characteristics match those of the Government Bond Index. Individual securities holdings may differ from the Government Bond Index, and the Portfolio may not track the performance of the Government Bond Index perfectly due to the expenses and the transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Government Bond Index are valued.	as one day or as long as 30 years or more, but the Portfolio as a whole is expected to have an average duration within a range of 20% above or below the duration of the Government Bond Index.

The Adviser may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves. The Adviser may also purchase or sell futures contracts on the Government Bond Index (or other fixed-income securities indices), if and when they become available.	The Portfolio may invest, to a limited extent, in derivatives, including futures contracts.

The Portfolio may invest in other investment companies, including exchange-traded funds (“ETFs”) that invest in securities comprising the Government Bond Index. When the Portfolio invests in ETFs or other investment companies, the Portfolio bears a proportionate share of expenses charged by the investment company in which it invests.	The Portfolio may invest, to a limited extent, in other investment companies, including ETFs.

The Portfolio also may seek to increase income by lending portfolio securities with a value up of to 33.33% of its net assets to broker-dealers.	The Portfolio may borrow securities with a value of up to 33.3% of its net assets.

Comparison of Principal Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are noted below. However, other factors may also affect each Portfolio’s net asset value. There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Transactions – Description of Risk Factors” below.

Risks	Government Bond Index Portfolio	Government Securities Portfolio
Asset-Backed Securities Risk	X

Adviser Selection Risk	X	X

Asset Class Risk	X	X

Credit Risk	X

Derivatives Risk	X

ETF Risk	X

Fixed Income Risk	X	X

Futures and Options Risk	X

Index Fund Risk	X

Interest Rate Risk	X	X

Investment Grade Securities Risk	X

Market Risk	X	X

Mortgage-Backed Securities Risk	X	X

Portfolio Management Risk	X	X

Securities Lending Risk	X	X

Security Risk	X	X

Security Selection Risk	X	X

Zero Coupon Risk	X

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each class of shares of each Portfolio and the estimated pro forma fees and expenses of each class of shares of the Acquiring Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by each class of its shares for the last fiscal year ended December 31, 2008, as adjusted to reflect the current fees for the Government Bond Index Portfolio. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that the Reorganization has been in effect for the last year ended on that date. The tables do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses.

There are no fees or charges to buy or sell shares of either Portfolio, reinvest dividends or exchange into other portfolios.

Annual Operating Expenses

(expenses that are deducted from Portfolio assets)

	Government Securities Portfolio		Government Bond Index Portfolio		Pro Forma Government Bond Index Portfolio (assuming the Reorganization is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
Management Fee[1]	0.50%	0.50%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.29%	0.29%	0.14%	0.14%	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.79%	1.04%	0.49%	0.74%	0.49%	0.74%
Less Fee Waiver/Expense Reimbursement[2]	(0.04)%	(0.04)%	N/A	N/A	N/A	N/A
Net Annual Portfolio Operating Expenses	0.75%	1.00%	0.49%	0.74%	0.49%	0.74%

†	The maximum annual distribution and/or service (12b-1) fee for a Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to a Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
(1)	Restated to reflect current fees for the Government Bond Index Portfolio.
(2)	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Government Securities Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future, provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped all eligible previous payments made, the Portfolio will be charged such lower expenses. The Manager may discontinue these arrangements at any time after April 30, 2010.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	If applicable, the expense limitation currently in effect is not renewed.

This example should not be considered a representation of past or future expenses of the Portfolios. Actual expenses may be higher or lower than those shown. The costs in the example would be the same whether or not you redeemed all of your shares at the end of these periods. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Government Securities Portfolio		Government Bond Index Portfolio		Pro Forma Government Bond Index Portfolio (assuming the Reorganization is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
1 Year	$77	$102	$50	$76	$50	$76
3 Years	$248	$327	$157	$237	$157	$237
5 Years	$435	$570	$274	$411	$274	$411
10 Years	$974	$1,267	$616	$918	$616	$918

Comparative Performance Information

The bar charts below illustrate each Portfolio’s annual total returns for the calendar years indicated and give some indication of the risks of investing in each Portfolio by showing yearly changes in the Portfolio’s performance. The tables below show each Portfolio’s average annual total returns for the periods shown through December 31, 2008 and compare the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for the Government Securities Portfolio because a different Adviser advised the Portfolio prior to October 1, 2006. In addition, this may be particularly true for the Government Bond Index Portfolio because prior to January 15, 2009, the Portfolio had a different investment strategy and consisted entirely of an actively managed portfolio of fixed income securities. SEC regulations require the Portfolios to disclose this performance information to you, but you should note that it provides a limited basis for comparison between the Portfolios because of the relatively recent changes to the investment policies and strategies of the Acquiring Portfolio. If the Portfolio had historically been managed using its current strategy, the performance of the Portfolio may have been different. The Government Bond Index Portfolio was advised by a different Adviser prior to January 15, 2009.

Both the bar charts and the tables assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Government Securities Portfolio – Calendar Year Total Returns (Class IB)*

0.23%	9.28%	6.17%	6.20%	1.36%	1.12%	1.05%	3.36%	6.41%	3.18%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Best Quarter (% and time period) 3.57% (2000 4th Quarter)						Worst Quarter (% and time period) -1.24% (2004 2nd Quarter)

Government Bond Index Portfolio – Calendar Year Total Returns (Class IB)

-0.24%	8.94%	7.98%	8.58%	2.10%	1.97%	1.24%	3.07%	6.97%	3.19%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Best Quarter (% and time period) 4.83% (2001 3rd Quarter)						Worst Quarter (% and time period) -2.35% (2004 2nd Quarter)

Government Securities Portfolio - Average Annual Total Returns (For the periods ended December 31, 2008)

	One Year	Five Years	Ten Years
Government Securities Portfolio – Class IA	3.43%	3.27%	4.12%
Government Securities Portfolio – Class IB*	3.18%	3.00%	3.81%
Barclays Capital U.S. Intermediate Government Bond Index†	10.43%	5.30%	5.74%

Government Bond Index Portfolio - Average Annual Total Returns (For the periods ended December 31, 2008)

	One Year	Five Years	Ten Years
Government Bond Index Portfolio – Class IA	3.56%	3.58%	4.63%
Government Bond Index Portfolio – Class IB	3.19%	3.33%	4.36%
Barclays Capital U.S. Intermediate Government Bond Index†	10.43%	5.30%	5.74%

*	Class IB shares have not commenced operations. Performance information shown is the performance of the Class IA shares of the Portfolio adjusted to reflect the 12b-1 fees paid by Class IB Shares.
†	Barclays Capital U.S. Intermediate Government Bond Index is an unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2008 and of the Government Bond Index Portfolio on a pro forma combined basis as of that date after giving effect to the proposed Reorganizations.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Government Securities Portfolio – Class IA	$60.8	$10.86	5,597,420
Government Bond Index Portfolio – Class IA	$233.1	$9.89	23,566,905
Adjustments*			547,069
Pro forma Government Bond Index Portfolio – Class IA (assuming the Reorganization is approved)	$293.9	$9.89	29,711,394
Government Securities Portfolio – Class IB	N/A	N/A	N/A
Government Bond Index Portfolio – Class IB	$557.2	$9.83	56,658,975
Adjustments*
Pro forma Government Bond Index Portfolio – Class IB (assuming the Reorganization is approved)	$557.2	$9.83	56,658,975

*	AXA Equitable is expected to bear the expenses of the Reorganizations as described in “Additional Information about the Transactions - Terms of the Reorganization Plan” below.

After careful consideration, the Board unanimously approved the Reorganization Plan with respect to the Government Securities Portfolio. Accordingly, the Board has submitted the Reorganization Plan for approval by these Portfolios’ shareholders. The Board recommends that you vote “FOR” Proposal 5.

*            *            *            *             *

ADDITIONAL INFORMATION ABOUT THE TRANSACTIONS

Terms of the Reorganization Plan

The terms and conditions under which the Reorganizations would be completed are contained in the Reorganization Plan. The following summary thereof is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

Each Reorganization involves an Acquiring Portfolio acquiring all the assets of the corresponding Acquired Portfolio in exchange solely for Acquiring Portfolio Shares equal in net asset value (as determined in accordance with the Trust’s normal valuation procedures), by class, to the outstanding Acquired Portfolio Shares and the Acquiring Portfolio’s assumption of the Acquired Portfolio’s liabilities. The Reorganization Plan further provides that, on or as promptly as reasonably practicable after the Closing Date, each Acquired Portfolio will distribute the Acquiring Portfolio Shares it receives in the Reorganization to its shareholders, for the benefit of the Separate Accounts, as applicable, and thus the Contractholders, by class. The number of full and fractional Acquiring Portfolio Shares each shareholder will receive (for the benefit of each Separate Account, as applicable) will be equal in net asset value, as of immediately after the close of business (generally 4:00 p.m., Eastern time) on the Closing Date, to the corresponding Acquired Portfolio Shares the shareholder holds at that time (for the benefit thereof, as applicable). After such distribution, the Trust will take all necessary steps under its Amended and Restated Declaration of Trust, as amended (“Declaration”), and Delaware and any other applicable law to effect a complete termination of each Acquired Portfolio.

The Board may terminate the Reorganization Plan with respect to, and abandon, any Reorganization or all Reorganizations at any time prior to the Closing Date, before or after approval by the relevant Acquired Portfolio’s shareholders, if circumstances develop that, in the Board’s opinion, make proceeding with a Reorganization inadvisable for a Portfolio. The completion of each Reorganization also is subject to various conditions, including approval of the applicable Proposal by the Acquired Portfolio’s shareholders, completion of all filings with, and receipt of all necessary approvals from, the SEC, delivery of a legal opinion regarding the federal tax consequences of the Reorganization (see below) and other customary corporate and securities matters. Subject to the satisfaction of those conditions, each Reorganization will take place immediately after the close of business on the Closing Date.

The Board, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (“Independent Trustees”), has determined, with respect to each Portfolio, that the interests of its shareholders will not be diluted as a result of its Reorganization and that participation in that Reorganization is in the best interests of that Portfolio.

The expenses of the Reorganizations, including the costs associated with obtaining shareholder approval of the Reorganization Plan, but excluding the brokerage and similar expenses in connection the Reorganizations, are expected to be borne by AXA Equitable. Such brokerage and similar expenses will be borne by the Portfolio incurring such expenses.

Approval of the Reorganization Plan with respect to each Acquired Portfolio covered thereby will require a majority vote of its shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present at a meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (ii) more than 50% of its outstanding voting securities. If the Reorganization Plan is not approved with respect to an Acquired Portfolio by its shareholders or its Reorganization is not consummated for any other reason, the Board will consider other possible courses of action. The consummation of any one Reorganization is not contingent on the consummation of any other Transaction. Please see “Voting Information” below for more information.

Terms of the Exchange Plan

The terms and conditions under which the Asset Exchange would be completed are contained in the Exchange Plan. The following summary thereof is qualified in its entirety by reference to the Exchange Plan, a copy of which is attached to this Proxy Statement/Prospectus as Appendix B. (The Plans are very similar, the principal difference between them being the exclusion from the Exchange Plan of provisions designed to comply with the requirements for a tax-free reorganization for federal income tax purposes.)

The Asset Exchange involves the Ultra Short Bond Portfolio (the “Acquiring Portfolio” in the following discussion) acquiring all the assets of the Long/Short Portfolio (the “Acquired Portfolio” in the following discussion) in exchange solely for Acquiring Portfolio Shares equal in net asset value (as determined in accordance with the Trust’s normal valuation procedures), by class, to the outstanding Acquired Portfolio Shares and the Acquiring Portfolio’s assumption of the Acquired Portfolio’s liabilities. The Exchange Plan further provides that, on or as promptly as reasonably practicable after the Closing Date, the Acquired Portfolio will distribute the Acquiring Portfolio Shares it receives in the Asset Exchange to its shareholders, for the benefit of the Separate Accounts, as applicable, and thus the Contractholders, by class. The number of full and fractional Acquiring Portfolio Shares each shareholder will receive (for the benefit of each Separate Account, as applicable) will be equal in net asset value, as of immediately after the close of business (generally 4:00 p.m., Eastern time) on the Closing Date, to the Acquired Portfolio Shares the shareholder holds at that time (for the benefit thereof, as applicable). After such distribution, the Trust will take all necessary steps under the Declaration and Delaware and any other applicable law to effect a complete termination of the Acquired Portfolio.

The Board may terminate the Exchange Plan, and abandon the Asset Exchange, at any time prior to the Closing Date, before or after approval by the Acquired Portfolio’s shareholders, if circumstances develop that, in the Board’s opinion, make proceeding with the Asset Exchange inadvisable for a Portfolio. The completion of the Asset Exchange also is subject to various conditions, including approval of the applicable Proposal by the Acquired Portfolio’s shareholders, completion of all filings with, and receipt of all necessary approvals from, the SEC, delivery of a legal opinion regarding the federal tax consequences of the Asset Exchange (see below) and other customary corporate and securities matters. Subject to the satisfaction of those conditions, the Asset Exchange will take place immediately after the close of business on the Closing Date.

The Board, including the Independent Trustees, has determined, with respect to each Portfolio, that the interests of its shareholders will not be diluted as a result of the Asset Exchange and that participation in the Asset Exchange is in the best interests of that Portfolio.

The expenses of the Asset Exchange, including the costs associated with obtaining shareholder approval of the Exchange Plan, but excluding the brokerage and similar expenses in connection the Asset Exchange, are expected to be borne by AXA Equitable. Such brokerage and similar expenses will be borne by the Portfolio incurring such expenses.

Approval of the Exchange Plan will require a majority vote of the Acquired Portfolio’s shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present at a meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (ii) more than 50% of its outstanding voting securities. If the Exchange Plan is not approved by the Acquired Portfolio’s shareholders or the Asset Exchange is not consummated for any other reason, the Board will consider other possible courses of action. The consummation of the Asset Exchange is not contingent on the consummation of any Reorganization. Please see “Voting Information” below for more information.

Description of the Securities to Be Issued

The shareholders of each Acquired Portfolio will receive Class IA or Class IB shares of the corresponding Acquiring Portfolio in accordance with the procedures provided for in the applicable Plan. Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of authorized shares of beneficial interest, par value $0.001 per share. The Declaration authorizes the Board to issue shares in different series and classes. In addition, the Declaration authorizes the Board to create new series and to name the rights and preferences of the shareholders of each series. The Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders’ rights and preferences. Each Acquiring Portfolio is a series of the Trust.

The Trust currently offers two classes of shares – Class IA and Class IB shares. The Trust has adopted, in the manner prescribed under Rule 12b-1 under the 1940 Act, a plan of distribution pertaining to the Class IB shares of the Acquiring Portfolios. The maximum distribution and/or service (12b-1) fee for each Acquiring Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to those shares. That fee is currently limited to an annual rate of 0.25% of the average daily net assets attributable to those shares and may not be increased without the approval of the Board. Because these distribution/service fees are paid out of an Acquiring Portfolio’s assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges.

Board Considerations

At a meeting of the Board held on May 21, 2009, AXA Equitable’s representatives (“management”) recommended that each Acquired Portfolio be reorganized into the corresponding Acquiring Portfolio. Management noted that it believed that the Transactions would be beneficial to the shareholders invested in the Acquired Portfolios because each Transaction would provide a means by which Contractholders with amounts allocated to an Acquired Portfolio could pursue similar investment objectives in the context of a larger fund with the potential for less volatility and better growth prospects, greater opportunities for portfolio diversification and the potential for lower expenses through greater economies of scale. Management also noted that AXA Equitable had determined that it would no longer offer the Acquired Portfolios as investment options in new Contracts that offered death benefit, income benefit and other guarantees to Contractholders and that it may cease offering the Acquired Portfolios as investment options in existing Contracts because the Acquired Portfolios had either underperformed expectations and/or invested in potentially volatile asset classes that were difficult for AXA Equitable to hedge in connection with offering such guarantees. Management further noted that this decision potentially could limit each Acquired Portfolio’s future growth prospects and its corresponding ability to achieve economies of scale and greater portfolio diversification.

In determining whether to approve the Plans with respect to the Acquired Portfolios and recommend their approval to shareholders, the Board, including the Independent Trustees, with the advice and assistance of independent legal counsel, inquired into a number of matters and considered the following factors, among others: (1) the potential benefits of the Transactions to shareholders, including the greater potential to increase the assets of the Acquired Portfolios and to realize economies of scale in the Acquired Portfolios’ expenses and portfolio management as a result of asset growth; (2) comparisons of the Portfolios’ investment objectives, policies, strategies and risks; (3) the effect of a Transaction on an Acquired Portfolio’s annual operating expenses and shareholder costs; (4) the relative historical performance records of the Portfolios; (5) the direct or indirect federal income tax consequences of the Transactions to shareholders and Contractholders; (6) the terms and conditions of the Plans and whether the Transactions would result in dilution of shareholder interests; (7) the potential benefits of the Transactions to other persons, including AXA Equitable and its affiliates as discussed below in the section entitled “Potential Benefits of the Transactions to AXA Equitable”; and (8) possible alternatives to the Transactions, including the potential benefits and detriments of maintaining the current structure.

In connection with the Board’s consideration of the proposed Transactions, the Independent Trustees requested, and management provided the Board, information regarding the factors set forth above as well as other information relating to the Transactions.

In reaching the decision to recommend approval of the Transactions, the Board, including the Independent Trustees, concluded that each Portfolio’s participation in the relevant Transaction is in its best interests and that the interests of existing shareholders of that Portfolio would not be diluted as a result of the Transaction. The Board’s conclusion was based on a number of factors, including the following:

•

The Transactions will permit shareholders invested in each Acquired Portfolio to continue to allocate amounts to a Portfolio that pursues a similar investment objective, and in most cases similar investment policies and strategies, and that is part of a larger combined portfolio with the potential for less volatility and better growth prospects, greater opportunities for portfolio diversification and the potential for lower expenses through greater economies of scale.

•

The net annual operating expense ratios for the Class IA and Class IB shares of each Acquiring Portfolio are expected to be comparable to, or lower than, those of the corresponding classes of shares of the corresponding Acquired Portfolio for the last fiscal year (restated to reflect current fees).

•

AXA Equitable will continue to serve as the investment manager and administrator of the Acquiring Portfolios following the Transactions, and the current Advisers to the Acquiring Portfolios will continue to serve as the Advisers to those Portfolios.

•

As a result of the Transactions, each shareholder of Class IA or Class IB shares of an Acquired Portfolio would hold, immediately after the Closing Date, Class IA or Class IB shares of the corresponding Acquiring Portfolio, as applicable, having an aggregate value equal to the aggregate value of the relevant Acquired Portfolio Shares such shareholder holds as of the Closing Date.

•

The Transactions will be effected on the basis of each participating Portfolio’s net asset value, which will be determined in connection with each Transaction in accordance with the Trust’s normal valuation procedures, which are identical for all of the Trust’s Portfolios.

•	Shareholders will not pay sales charges in connection with the Transactions.

•	The Transactions are not expected to have any adverse tax results to Contractholders.

•	AXA Equitable is expected to bear the costs associated with the Transactions, excluding brokerage and similar expenses in connection with the Transactions.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, voted unanimously to approve each Plan and to recommend that the shareholders of each Acquired Portfolio also approve the relevant Plan.

Potential Benefits of the Transactions to AXA Equitable

AXA Equitable may realize benefits in connection with the Transactions. For example, the fees payable to AXA Equitable and its affiliates with respect to certain Acquiring Portfolios, or the profitability of those fees to AXA Equitable and its affiliates, may be higher than the fees payable by the corresponding Acquired Portfolios, or the profits derived from those fees. In addition, certain Transactions will reduce or eliminate AXA Equitable’s obligations under expense limitation arrangements in effect for certain Portfolios by reorganizing Acquired Portfolios that are currently subject to lower expense limitation arrangements into Acquiring Portfolios that are subject to either a higher expense limit or no expense limit. The elimination or reduction of certain expense limits may result in increased profits to AXA Equitable from the fees it receives with respect to the Portfolios. Certain Transactions also may enable AXA Equitable to recoup certain fees and expenses previously waived or reimbursed, subject to the terms of the expense limitation arrangements in effect for the applicable Portfolio.

In addition, the Portfolios are offered and sold through Contracts issued by AXA Equitable and its affiliates that may provide certain death benefit, income benefit or other guarantees to Contract owners. In providing these guarantees, AXA Equitable assumes the risk that Contract owner account values will not be sufficient to pay the guaranteed amounts when due, and therefore that AXA Equitable will have to use its own resources to cover any shortfall. AXA Equitable may enter into hedging transactions from time to time that are intended to help manage its risks under these guarantees. The Transactions described in this Proxy Statement/Prospectus may enhance AXA Equitable’s ability to manage this risk, for example, by eliminating Portfolios that have underperformed expectations and reducing or eliminating exposure to certain potentially volatile asset classes that may be difficult to hedge. This could have a positive impact on AXA Equitable’s profitability and/or financial position.

Description of Risk Factors

Adviser Selection Risk: The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio or portion thereof invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio or portion thereof is called for redemption, the Portfolio or portion thereof will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether a Portfolio should invest and/or continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s or portion thereof’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio’s or portion thereof’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio or portion thereof also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio or portion thereof uses a derivative security for purposes other than as a hedge, that Portfolio or portion thereof is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Exchange-Traded Funds Risk: When a Portfolio or portion thereof invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when a Portfolio or portion thereof invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs may also change their investment objectives or policies without the approval of the Portfolio or portion thereof. If that were to occur, the Portfolio or portion thereof might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio or portion thereof. Most ETFs are not actively managed. An ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for an ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio or portion thereof that invests in such an ETF could be adversely impacted.

Fixed Income Risk: To the extent that any of the Portfolios invests a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. The risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. In addition, the principal on asset-backed securities may be prepaid at any time, which will reduce the yield and market value. When interest rates are declining, there are usually more prepayments of loans as borrowers are motivated to pay off debt and refinance at new lower rates, which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on, among other factors, general economic conditions and other demographic conditions. If a Portfolio purchases asset backed securities that are “subordinated” to other interests in the same pool of assets, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. In addition, instability in the markets for asset-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Credit Risk: The actual or perceived reduction in the creditworthiness of debt issuers generally will have adverse effects on the values of their debt securities. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio. Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk Bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Portfolio expenses can be spread and possibly reducing the Portfolio’s rate of return.

Mortgage-Backed Securities Risk: The risk that the principal on mortgage-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

If a Portfolio purchases mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Focused Portfolio Risk: Portfolios or portions thereof that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s or portion’s net asset value.

Foreign Securities Risk: A Portfolio’s or portion thereof’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s or portion’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s or portion’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. A Portfolio or portion thereof may be subject to the following risks associated with investing in foreign securities:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s or portion thereof’s investment in securities denominated in a foreign currency or may widen existing losses.

Depositary Receipts Risk: A Portfolio or portion thereof may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (“GDRs”) (issued throughout the world) each evidence a similar ownership arrangement. A Portfolio or portion thereof may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio or portion thereof investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Index Fund Risk: Certain Portfolios and the Index Allocated Portions of certain Portfolios invest in the securities included in a relevant index or a representative sample of securities regardless of market trends. These Portfolios and the Index Allocated Portions of these Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although each of these Portfolios (or portion thereof) attempts to closely track its benchmark index, the Portfolio (or portion thereof) may not invest in all of the securities in the index. Therefore, there can be no assurance that performance of the Portfolio (or portion thereof) will match that of the benchmark index. Also, each Portfolio’s (or portion’s) returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the Portfolio.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When a Portfolio borrows money or otherwise leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Multiple Adviser Risk: Certain Portfolios employ more than one Adviser. Each Adviser independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser manages its allocated portion of the Portfolio independently from another Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire portfolio. In addition, while the Manager seeks to allocate a Portfolio’s assets among the Portfolio’s Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Advisers to which the Manager pays different fees, which could impact the Manager’s revenues and profits.

Non-Diversification Risk: The EQ/Van Kampen Real Estate Portfolio is classified as a “non-diversified” investment company, which means that the proportion of the Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of a non-diversified Portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of such Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of such a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which such a Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Portfolio Management Risk: The risk that strategies used by the Manager or the Advisers and their securities selections fail to produce the intended results.

Portfolio Turnover Risk: The Portfolios and portions thereof do not restrict the frequency of trading to limit expenses. The Portfolios and portions thereof may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio or portion thereof and its shareholders, which would reduce investment returns.

Real Estate Investing Risk: Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Security Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Manager or the Adviser(s) for each Portfolio or portion thereof, as applicable, selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio or portion thereof may not perform as well as other securities that were not selected for the Portfolio or portion thereof. As a result the Portfolio or portion thereof may underperform other funds with the same objective or in the same asset class.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio or portion thereof may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially or a decline in the value of the collateral held by a Portfolio or portion thereof. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser or Manager, as applicable, the consideration to be earned from such loans would justify the risk.

Short Sales Risk: A Portfolio may sell a security short by borrowing it from a third party and selling it at the then-current market price. A Portfolio is then obligated to buy the security on a later date so it can be returned to the lender. Short sales, therefore, involve the risk that the Portfolio will incur a loss by subsequently buying a security at a higher price than the price at which the Portfolio previously sold the security short. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Portfolio’s potential loss on a long position arises from decreases in the value of the security and, therefore, such loss is limited by the fact that a security’s value cannot drop below zero.

Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s or portion thereof’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well- known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Description of Additional Investment Risks

The following is a list of additional risks to which a Portfolio may be subject by investing in various types of securities or engaging in various practices. While some of these risks may be principal risks of certain Portfolios, each of the following risks generally applies to each Portfolio.

Initial Public Offering (“IPO”) Risk: A Portfolio that purchases securities issued in an IPO is subject to the risk that the value of the securities may rise or fall more rapidly than other investments. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO, therefore, the market price for the securities may be subject to significant fluctuations and a Portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued by a company that may be in the early stages of development with a history of little or no revenues and such company may operate at a loss following the offering. A Portfolio’s ability to obtain shares of an IPO security may be substantially limited in the event of high demand for the securities and there is no guarantee that the Portfolio will receive an allocation of shares. To the extent a Portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. There is no guarantee that as those Portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Investment Company Securities Risk: A Portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the Portfolio level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Leveraging Risk: When a Portfolio borrows money or otherwise leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Portfolio Turnover Risk: The Portfolios and portions thereof do not restrict the frequency of trading to limit expenses. The Portfolios and portions thereof may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio or portion thereof and its shareholders, which would reduce investment returns.

Short Sales Risk: A Portfolio may sell a security short by borrowing it from a third party and selling it at the then-current market price. A Portfolio is then obligated to buy the security on a later date so it can be returned to the lender. Short sales, therefore, involve the risk that the Portfolio will incur a loss by subsequently buying a security at a higher price than the price at which the Portfolio previously sold the security short. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Portfolio’s potential loss on a long position arises from decreases in the value of the security and, therefore, such loss is limited by the fact that a security’s value cannot drop below zero.

Federal Income Tax Consequences of the Transactions

All the Reorganizations are intended to qualify for federal income tax purposes as tax-free reorganizations under Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”). The Asset Exchange is not intended to so qualify.

Reorganizations. As a condition to consummation of each Reorganization, the Trust will receive an opinion from K&L Gates LLP (“Counsel”), with respect to the Reorganization and the Portfolios participating therein and their shareholders, substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust and conditioned on the Reorganization’s being completed in accordance with the Reorganization Plan, for federal income tax purposes: (1) the Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Code), and each Portfolio will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code); (2) neither Portfolio will recognize any gain or loss on the Reorganization; (3) the Acquired Portfolio shareholders will not recognize any gain or loss on the exchange of their Acquired Portfolio Shares for Acquiring Portfolio Shares; (4) the holding period for and tax basis in the Acquiring Portfolio Shares that an Acquired Portfolio shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the Acquired Portfolio Shares that the shareholder holds immediately before the Reorganization (provided the shareholder holds the shares as capital assets on the applicable Closing Date); and (5) each Acquiring Portfolio’s tax basis in each asset the Acquired Portfolio transfers to it will be the same as the Acquired Portfolio’s tax basis therein immediately before the Reorganization, and the Acquiring Portfolio’s holding period for each such asset will include the Acquired Portfolio’s holding period therefor (except where the Acquiring Portfolio’s investment activities have the effect of reducing or eliminating an asset’s holding period). Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of a Reorganization on the Portfolios or the Acquired Portfolio shareholders with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Contractholders who had premiums or contributions allocated to the investment divisions of the Separate Accounts that are invested in Acquired Portfolio Shares generally will not recognize any gain or loss as a result of the Reorganizations. If an Acquired Portfolio sells securities before its Reorganization, it may recognize net gains or losses. Any net gains recognized on those sales would increase the amount of any distribution that such an Acquired Portfolio must make to its shareholders before consummating its Reorganization.

As a result of the Reorganizations, each Acquiring Portfolio will succeed to certain tax attributes of the corresponding Acquired Portfolio, except that the amount of an Acquired Portfolio’s accumulated capital loss carryforwards (plus any net capital loss that Acquired Portfolio sustains during its taxable year ending on the applicable Closing Date and any net unrealized built-in loss it has on that date) that the corresponding Acquiring Portfolio may use to offset capital gains it recognizes after its Reorganization, generally in the eight succeeding taxable years, will be subject to an annual limitation under Sections 382 and 383 of the Code. In general, the limitation applicable to an Acquiring Portfolio for each taxable year will equal the sum of (1) the product of the net asset value (“NAV”) of the corresponding Acquired Portfolio as of the Closing Date of their Reorganization (“Acquired Portfolio’s NAV”) multiplied by the “long-term tax-exempt rate” (which is a market-based rate published by the Internal Revenue Service (“Service”) each month, currently 4.61%) for the month in which that Closing Date occurs plus (2) the amount of any net unrealized built-in gain of that Acquired Portfolio as of that Closing Date that the Acquiring Portfolio recognizes in any taxable year all or part of which is in the period through the fifth anniversary of that Closing Date (as long as the amount of that net unrealized built-in gain is greater than the lesser of (i) 15% of the Acquired Portfolio’s NAV or (ii) $10,000,000). The annual limitation will be proportionately reduced for the portion of an Acquiring Portfolio’s current taxable year after the Closing Date of its Reorganization and for any subsequent short taxable year.

If a Reorganization fails to meet the requirements of Code Section 368(a)(1), a Separate Account that is invested in shares of the Acquired Portfolio involved therein could realize a gain or loss on the transaction equal to the difference between its tax basis in those shares and the fair market value of the Acquiring Portfolio Shares it receives.

Asset Exchange. As a condition to consummation of the Asset Exchange, the Trust will receive an opinion from Counsel substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust and conditioned on the Asset Exchange’s being completed in accordance with the Exchange Plan, for federal income tax purposes: (1) the Asset Exchange will not qualify as a tax-free “reorganization” (as defined in Section 368(a)(1) of the Code) and instead will be treated as a taxable transaction; (2) the Long/Short Portfolio will recognize gain on any appreciated assets it transfers to the Ultra Short Bond Portfolio (loss on any depreciated assets it transfers being required to be deferred) equal to the difference between (a) the sum of the fair market value as of the Closing Date of the Asset Exchange (“Effective Time”) of the Ultra Short Bond Portfolio’s shares the Long/Short Portfolio receives in the Asset Exchange, plus the amount of any Long/Short Portfolio liabilities the Ultra Short Bond Portfolio assumes, with respect to those appreciated assets and (b) the Long/Short Portfolio’s aggregate adjusted basis in those appreciated assets; (3) the Long/Short Portfolio’s liquidating distribution to its shareholders of the Ultra Short Bond Portfolio’s shares it receives in the Asset Exchange, together with other distributions it makes to its shareholders in the taxable year that ends on its liquidation, will entitle the Long/Short Portfolio to a deduction for dividends paid to its shareholders in an amount that should be sufficient to offset its investment company taxable income and its net capital gain for that year and therefore enable it to avoid having any federal income tax liability for that year; (4) the Ultra Short Bond Portfolio will not recognize any gain or loss on the receipt of the Long/Short Portfolio’s assets in exchange for its shares and its assumption of those liabilities; (5) the Ultra Short Bond Portfolio’s basis in each asset it so acquires will be the fair market value thereof as of the Effective Time; (6) the Ultra Short Bond Portfolio’s holding period for each such asset will start as of the Effective Time; (7) a Long/Short Portfolio’s shareholder will recognize gain or loss pursuant to the Asset Exchange equal to the difference between the fair market value as of the Effective Time of the Ultra Short Bond Portfolio shares it receives and the shareholder’s adjusted basis in its Long/Short Portfolio shares; (8) a Long/Short Portfolio shareholder’s aggregate basis in those Ultra Short Bond Portfolio shares will be that fair market value; and (9) a Long/Short Portfolio shareholders’ holding period for those Ultra Short Bond Portfolio shares will start as of the Effective Time. If the Contracts and the insurance companies issuing them are properly structured so as to comply with Subchapter L of the Code (which governs the taxation of variable annuities and life insurance policies), the Asset Exchange will not be a taxable event for Contractholders whose Contract values are determined by investment in Long/Short Portfolio shares.
All Transactions. The Trust has not sought a tax ruling from the Service but instead is acting in reliance on the opinions of Counsel discussed above. Those opinions are not binding on the Service or the courts and do not preclude the Service from adopting a contrary position. Contractholders are urged to consult their tax advisers as to the specific consequences to them of the Transactions, including the applicability and effect of state, local, foreign and other taxes.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIOS

Management of the Trust

This section gives you information about the Trust, the Manager and the Advisers for the Acquiring Portfolios.

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and each of its series (“portfolios”), including the Acquiring Portfolios. The Trust issues shares of beneficial interest that are currently divided among eighty-one (81) portfolios, each of which has authorized Class IA and Class IB shares. The Proxy Statement/Prospectus describes the Class IA and Class IB shares of the Acquiring Portfolios.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the portfolios. With respect to the PLUS Portfolios, the Manager is responsible for, among other things, determining the asset allocation range for the portfolios, selecting and monitoring the Advisers for the portfolios, advising the ETF Allocated Portions of the portfolios (including selecting ETFs in which the portfolios invest) and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board. With respect to the Trust’s other portfolios, the Manager’s management responsibilities include the selection and monitoring of Advisers for the portfolios.

The Manager plays an active role in monitoring each portfolio (or portion thereof) and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the portfolios’ or portion thereof’s investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs due diligence reviews with each Adviser no less frequently than annually.

The Manager obtains detailed, comprehensive information concerning portfolio (or portion thereof) and Adviser performance and portfolio (or portion thereof) operations that is used to supervise and monitor the Advisers and the portfolio (or portion thereof) operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which portfolio (or portion thereof) performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the portfolios (or portions thereof). The Manager may appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees. The Manager also may allocate a portfolio’s assets to additional Advisers subject to the approval of the Trust’s Board of Trustees and has discretion to allocate each portfolio’s assets among a portfolio’s current Advisers. The Manager recommends Advisers for each portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers.

The Manager has received an exemptive order from the SEC to permit it and the Trust’s Board of Trustees to appoint, dismiss and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint, dismiss and replace Advisers and to amend advisory agreements without obtaining shareholder approval. If a new Adviser is retained for a portfolio, shareholders will receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P. or AXA Rosenberg Investment Management, LLC, unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected portfolio’s shareholders.

Management Fees

Each Acquiring Portfolio pays a fee to AXA Equitable for management services. The table below shows the annual rate of the management fees (as a percentage of each Acquiring Portfolio’s average daily net assets) that the Manager received in 2008 for managing each of the Acquiring Portfolios included in the table (as adjusted to reflect current fees for Core Bond Index, Government Bond Index and Quality Bond PLUS Portfolios) and the rate of the management fees waived by the Manager in 2008 in accordance with the provisions of the Expense Limitation Agreement, as defined below, between the Manager and the Trust with respect to the Acquiring Portfolios.

Acquiring Portfolio	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
Core Bond Index Portfolio	0.35%	N/A
Government Bond Index Portfolio	0.35%	N/A
Mid Cap PLUS Portfolio	0.55%	0.00%
Quality Bond PLUS Portfolio	0.40%	N/A
Ultra Short Bond Portfolio	0.48%	0.00%

The Advisers to the Acquiring Portfolios are paid by AXA Equitable. Changes to the advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by AXA Equitable, without shareholder approval. A discussion of the basis for the decision by the Board to approve the investment management agreements with AXA Equitable and the investment advisory agreement with an Adviser with respect to each Acquiring Portfolio is available in the Trust’s Annual or Semi-Annual Report to Shareholders for the fiscal year ended December 31 or semi-annual period ended June 30.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each of the Core Bond Index, Government Bond Index and Ultra Short Bond Portfolios pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust. The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain Portfolios noted below), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The excluded Portfolios are: All Asset Allocation Portfolio, EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, the Crossings Allocation Portfolios, the Strategic Allocation Series Portfolios, the Tactical Manager Portfolios, the EQ/AXA Franklin Income Core Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/AXA Mutual Shares Core Portfolio, the EQ/AXA Templeton Growth Core Portfolio, the EQ/Global Multi-Sector Equity Portfolio, and the PLUS Portfolios. Each of the Mid Cap PLUS and Quality Bond PLUS Portfolios pays AXA Equitable an annual fee of 0.15% of the Portfolio’s average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

Expense Limitation Agreement

In the interest of limiting through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Acquiring Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Acquiring Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Acquiring Portfolios listed below so that the annual operating expenses of each Acquiring Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Portfolio invests, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) do not exceed the following respective expense ratios:

	Total Expenses Limited to (% of average daily net assets)
	Class IA	Class IB
Mid Cap PLUS Portfolio	0.80%	1.05%
Ultra Short Bond Portfolio	0.70%	0.95%

AXA Equitable may be reimbursed the amount of any such payments or waivers in the future, provided that the payments or waivers are reimbursed within three years (or five years with respect to the Mid Cap PLUS Portfolio) of the payment or waiver being made and the combination of the Acquiring Portfolio’s expense ratio and such reimbursements do not exceed its expense cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments made, the Acquiring Portfolio will be charged such lower expenses.

The Advisers

Each Acquiring Portfolio’s investments are selected by one or more Advisers. The following table describes each Acquiring Portfolio’s Adviser(s), portfolio managers and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Acquiring Portfolios is available in the Trust’s Statement of Additional Information dated May 1, 2009.

Acquiring Portfolio	Adviser and Portfolio Managers	Business Experience
Core Bond Index	SSgA Funds Management, Inc. (“SSgA FM”) State Street Financial Center One Lincoln Street Boston MA 02111 Portfolio Manager John Kirby Mike Brunell

The Portfolio is managed by the SSgA’s Passive Fixed Income Team. Portfolio Managers John Kirby and Mike Brunell are jointly and primarily responsible for the day-to-day management of the Portfolio.

John Kirby is a Principal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm’s Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997. In addition to portfolio management, Mr. Kirby’s responsibilities include risk management and product development.

Mike Brunell has been a member of the Fixed Income Index team since 2004. Mr. Brunell is a Principal of SSgA FM and a Vice President of SSgA. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income exchange-traded funds, which were established in 2007. Prior to joining the investment group, Mr. Brunell was responsible for managing the US Bond Operations team, which he had been a member of since 1997.

Government Bond Index Portfolio	SSgA FM State Street Financial Center One Lincoln Street Boston MA 02111 Portfolio Manager John Kirby Elya Schwartzman

The Portfolio is managed by the SSgA Passive Fixed Income Team. Portfolio managers John Kirby and Elya Schwartzman will jointly and primarily have responsibility for the day-to-day management of the Bond Index Portfolio.

John Kirby is a Principal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm’s Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997. In addition to portfolio management, Mr. Kirby’s responsibilities include risk management and product development.

Elya Schwartzman is a Principal of SSgA FM and Vice President of SSgA. Elya Schwartzman is a member of the Fixed Income Index team. Previously, Mr. Schwartzman spent ten years as an analyst and portfolio manager in the Active Credit group, covering a broad group of industry sectors in both investment grade and speculative grade markets. He has been working in the Fixed Income field since 1996.

Mid Cap PLUS Portfolio	AXA Equitable 1290 Avenue of the Americas New York, New York 10104 Portfolio Manager Kenneth T. Kozlowski Xaiver Poutas

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the ETF Allocated Portion.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

SSgA FM State Street Financial Center One Lincoln Street Boston MA 02111 Portfolio Manager John Kirby Elya Schwartzman

The Index Allocated Portion of the Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Index Allocated Portion of the Portfolio.

Lynn Blake is a Principal of SSgA FM, Senior Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all U.S. equity index strategies and Exchange-Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

	Wellington Management Company, LLP (“Wellington Management”) 75 State Street Boston, MA 02109 Portfolio Manager James N. Mordy	James N. Mordy, Senior Vice President and Equity Portfolio Manager, is responsible for the day-to-day management of the Active Allocated Portion. Mr. Mordy joined Wellington Management as an investment professional in 1985.

Quality Bond PLUS Portfolio	AXA Equitable 1290 Avenue of the Americas New York, New York 10104 Portfolio Manager Kenneth T. Kozlowski Xaiver Poutas

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the ETF Allocated Portion.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

SSgA FM State Street Financial Center One Lincoln Street Boston MA 02111 Portfolio Manager John Kirby Mike Brunell

The Index Allocated Portion of the Portfolio is managed by the SSgA Passive Fixed Income Team. Portfolio managers John Kirby and Mike Brunell are jointly and primarily responsible for the day-to-day management of the Index Allocated Portion of the Portfolio.

John Kirby is a Principal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm’s Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997. In addition to portfolio management, Mr. Kirby’s responsibilities include risk management and product development.

Mike Brunell is a Principal of SSgA FM and a Vice President of SSgA. Mr. Brunell has been a member of the Fixed Income Index team since 2004. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income exchange-traded funds, which were established in 2007. Prior to joining the investment group, Mr. Brunell was responsible for managing the US Bond Operations team, which he had been a member of since 1997.

	AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas New York, New York 10105 Portfolio Manager Greg Wilensky	The management of and investment decisions for the Active Allocated Portion of the Portfolio are made by the U.S.: Core Fixed Income Team, comprised of senior Core Fixed Asset Team members. The Core Fixed Asset Team relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. While all members of the team work jointly to determine the majority of the investment strategy, including security selection for the firm’s U.S.: Core Fixed Income accounts, Greg Wilensky, Senior Vice President and Portfolio Manager — US Core and Absolute Return Team at AllianceBernstein, is primarily responsible for the day-to-day management of, and has oversight and trading responsibilities for, the Active Allocated Portion of the Portfolio. Mr. Wilensky is a member of the US Core and Absolute Return Team and also manages US Inflation Linked Securities Portfolios. Mr. Wilensky has been responsible for the firm’s stable value business since 1998. He joined AllianceBernstein in 1996 as a Vice President in Portfolio Management and has had portfolio management responsibilities with AllianceBernstein for the past eleven years.

Ultra Short Bond Portfolio	Pacific Investment Management Company, LLC (“PIMCO”)	Paul McCulley is responsible for the day-to-day management of the Portfolio. Mr. McCulley is also a managing director, General Portfolio Manager, member of the investment

840 Newport Center Drive Newport Beach, California 92660 Portfolio Manager Paul McCulley	committee in PIMCO’s Newport Beach office and head of PIMCO’s Short-Term Desk. He joined PIMCO in 1999 as a Portfolio Manager and has had portfolio management responsibility since that time.

Legal Proceedings Relating to the Advisers

AllianceBernstein

Material Litigation and Regulatory Matters

All aspects of AllianceBernstein L.P.’s (“AllianceBernstein” and “the firm”) business are subject to various federal and state laws and regulations, and to laws in foreign countries in which AllianceBernstein’s subsidiaries conduct business. Accordingly, from time to time, regulators contact AllianceBernstein seeking information concerning the firm and its business activities. At any given time, AllianceBernstein is also a party to civil lawsuits.

Please see below for details on current material litigation against AllianceBernstein and material regulatory matters involving AllianceBernstein:

Pending Litigation

1. Market Timing Litigation. On October 2, 2003, a complaint (Hindo v. Alliance Capital Management L.P., et al.) was filed in federal court in New York alleging that AllianceBernstein and numerous other defendants entered into agreements under which certain parties were permitted to engage in “late trading” and “market timing” transactions in certain firm-sponsored mutual funds in violation of the Securities Act of 1933 (“Securities Act”), the Securities Exchange Act of 1934 (“Exchange Act”) and the Investment Advisers Act of 1940. Hindo further alleges that the prospectuses for certain of these funds were false and misleading. Numerous additional lawsuits making factual allegations generally similar to those in Hindo were later filed in federal and state court, including a lawsuit by the State of West Virginia. In February 2004, all of the pending actions were transferred to the United States District Court for the District of Maryland. In September 2004, plaintiffs filed consolidated amended class action complaints with respect to four types of claim against the firm and other defendants — mutual fund shareholder claims, mutual fund derivative claims, ERISA claims by participants in the firm’s profit sharing plan, and derivative claims brought on behalf of AllianceBernstein Holding L.P. In general terms, these lawsuits allege facts similar to those in the Hindo complaint, and assert claims under the Securities Act and Exchange Act, as well as claims under the 1940 Act, the Employee Retirement Income Security Act of 1974 and common law. They seek unspecified damages. AllianceBernstein has moved to dismiss the consolidated complaints.

On April 21, 2006, the firm and attorneys for plaintiffs entered into a confidential memorandum of understanding containing their agreement to settle the claims in the mutual fund shareholder, mutual fund derivative and ERISA actions. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. AllianceBernstein and the other defendants in these actions continue to vigorously defend against any remaining and/or unsettled claims.

* * *

At the present time, AllianceBernstein is unable to predict the outcome or estimate a possible loss or range of loss in respect of the foregoing matters because of the inherent uncertainty regarding the outcome of complex litigation.

With respect to all significant litigation matters, AllianceBernstein conducts a probability assessment of the likelihood of a negative outcome. If the likelihood of a negative outcome is probable, and the amount of the loss can be reasonably estimated, AllianceBernstein records an estimated loss for the expected outcome of the litigation as required by Statement of Financial Accounting Standards No. 5 (“SFAS No. 5”), “Accounting for Contingencies”, and Financial Accounting Standards Board (“FASB”) Interpretation No. 14, “Reasonable Estimation of the Amount of a Loss — an interpretation of FASB Statement No. 5”.

If the likelihood of a negative outcome is reasonably possible and AllianceBernstein is able to indicate an estimate of the possible loss or range of loss, AllianceBernstein discloses that fact together with the estimate of the possible loss or range of loss. However, it is difficult to predict the outcome or estimate a possible loss or range of loss because litigation is subject to significant uncertainties, particularly when plaintiffs allege substantial or indeterminate damages, or when the litigation is highly complex or broad in scope.

Pending Regulatory Matters

1. Mutual Fund Trading Matters. Certain regulatory authorities, including the SEC and the Office of the New York State Attorney General (“NYAG”), are investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares and have requested that the firm provide information to them. Our firm has cooperated and will continue to cooperate with all of these authorities.

On December 18, 2003, the firm reached terms with the SEC for the resolution of regulatory claims against Alliance Capital Management L.P. with respect to market timing. The SEC Order reflecting the agreement found that the firm maintained relationships with certain investors who were permitted to engage in market timing trades in certain domestic mutual funds sponsored by the firm in return for or in connection with making investments (which were not actively traded) in other firm products, including hedge funds and mutual funds, for which it receives advisory fees (“Market Timing Relationships”). The Order also stated that the SEC determined to accept an Offer of Settlement submitted by Alliance Capital Management L.P. The firm concurrently reached an agreement in principle with the NYAG which was subject to final, definitive documentation. That documentation, titled the Assurance of Discontinuance, is dated September 1, 2004.

Under both the SEC Order and the NYAG agreement, the firm must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, the Agreements characterize $150 million as disgorgement and $100 million as a penalty. The Agreement with the NYAG requires a weighted average reduction in fees of 20% with respect to investment advisory agreements with AllianceBernstein-sponsored U.S. long-term open-end retail mutual funds for a minimum of five years, which commenced January 1, 2004. The terms of the agreements also call for the formation of certain compliance and ethics committees and the election of independent chairman to mutual fund boards, among other things.

On February 10, 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia’s Office of the State Auditor, Securities Commission (“West Virginia Securities Commission”) (together, the “Information Requests”). Both Information Requests require AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in our sponsored mutual funds. AllianceBernstein responded to the Information Requests and are cooperating fully with the investigation.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a “Summary Order to Cease and Desist, and Notice of Right to Hearing” addressed to Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. The Summary Order claims that the firms violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Hindo Complaint. On January 25, 2006, AllianceBernstein and several unaffiliated firms filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court, seeking to vacate the Summary Order and for other relief. The court denied the writ and in September 2006 the Supreme Court of Appeals declined our petition for appeal. On September 22, 2006, AllianceBernstein filed an answer and motion to dismiss the Summary Order with the Securities Commissioner. AllianceBernstein intends to vigorously defend against the allegations in the Summary Order.

2. On September 16, 2005, the SEC issued a Wells notice to the firm claiming that it aided and abetted violations of Section 19(a) of the 1940 Act by the Alliance All-Market Advantage Fund and the Spain Fund. The notice alleged that the funds did not, under Section 19(a), provide the required disclosure of the character of dividend distributions.

The funds revised their dividend disclosures in 2004 in response to the SEC’s review of this matter and the firm believes that the disclosures now fully comply with Section 19(a). The firm has reached an agreement in principle with the SEC to resolve this matter, and has recorded a $450,000 earnings charge in connection therewith.

A discussion of material litigation and regulatory matters also is contained in AllianceBernstein’s Form 10-K for the year ended December 31, 2005, and Form 10-Q for the quarter ended September 30, 2006. If you would like additional information concerning any of these matters, or any other matters, please let us know.

PIMCO

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, trustees, and employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares during specified periods, or as derivative actions. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees and employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Portfolio Services

Fund Distribution Arrangements

The Trust offers two classes of shares on behalf of each Acquiring Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the co-distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the co-distributors for promoting, selling and servicing shares of the Acquiring Portfolios. The annual fee equals 0.25% (subject to 0.50% maximum) of each Acquiring Portfolio’s average daily net assets attributable to Class IB Shares. Because these fees are paid out of an Acquiring Portfolio’s assets on an on going basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The co-distributors may receive payments from certain Advisers of the Acquiring Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Acquiring Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The co-distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

Buying and Selling Shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Acquiring Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange (“NYSE”) is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. An Acquiring Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for an Acquiring Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Acquiring Portfolio Shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Acquiring Portfolios. Excessive purchases and redemptions of shares of an Acquiring Portfolio may adversely affect the Acquiring Portfolio’s performance and the interests of long-term investors by requiring the Acquiring Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, an Acquiring Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Acquiring Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because an Acquiring Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Acquiring Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, an Acquiring Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Acquiring Portfolios (or underlying ETFs in which an Acquiring Portfolio invests) that invest a significant portion of their assets in foreign securities, in securities of small- and mid-capitalization companies (e.g. Mid Cap PLUS Portfolio), or in high-yield securities tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Acquiring Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Acquiring Portfolio Shares. As a general matter, each Acquiring Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Acquiring Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly, including omnibus accounts. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio. The Trust aggregates inflows and outflows for each portfolio on a daily basis. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of portfolio shares also apply to retirement plan participants, but do not apply to AXA Equitable’s funds of funds.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Acquiring Portfolio.

How Portfolio Shares Are Priced

“Net asset value” is the price of one share of a portfolio of the Trust, including an Acquiring Portfolio, without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities + Cash and other assets - Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the NYSE on the days it is open for trading. This is normally 4:00 p.m. Eastern time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a portfolio or its designated agent.

•

portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchase or sold because foreign securities sometimes trade on days when a portfolio’s shares are not priced.

Generally, portfolio securities are valued as follows:

•	Equity securities (including securities issued by ETFs) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities – based upon pricing service valuations.

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the NYSE. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds (other than ETFs) held by a portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and securities of certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable portfolio when the Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the portfolio’s NAV by those traders.

Dividends and other Distributions

The Acquiring Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions by an Acquiring Portfolio are automatically reinvested at net asset value in shares of that Acquiring Portfolio.

Federal Income Tax Considerations

Each portfolio, including the Acquiring Portfolios, is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal tax purposes. A portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company that satisfies those requirements is not taxed at the entity (portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that each portfolio will be operated to have no federal tax liability, if a portfolio does have any federal tax liability, that would hurt its investment performance. Also, any portfolio that invests in foreign securities or holds foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each portfolio to maintain its regulated investment company status (and to satisfy certain other requirements) because the shareholders of a portfolio that are insurance company separate accounts will then be able to use a “look-through” rule in determining whether the Contracts indirectly funded by the portfolio meet the investment diversification rules for separate accounts. If a portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. AXA Equitable, in its capacity as Manager and administrator of the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Acquiring Portfolio’s Class IA and Class IB shares. The financial information in the tables is for the past five years (or, if shorter, the period of the Portfolio’s operations). The financial information below for the Class IA and Class

IB shares of each Acquiring Portfolio has been derived from the financial statements of each Acquiring Portfolio, which have been audited by PricewaterhouseCoopers LLP (“PwC”), an independent registered public accounting firm. PwC’s report on each Acquiring Portfolio’s financial statements as of December 31, 2008 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in each Acquiring Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any Separate Account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report, which are incorporated by reference into the Trust’s Statement of Additional Information relating to this Proxy Statement/Prospectus and available upon request.

Financial Highlights

EQ/Core Bond Index Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004(e)	2008(e)		2007(e)	2006(e)		2005(e)	2004(e)
Net asset value, beginning of year	$10.80	$10.96	$11.00	$11.14	$11.18	$10.81		$10.97	$11.01		$11.15	$11.19

Income (loss) from investment operations:
Net investment income	0.45	0.56	0.55	0.42	0.33	0.42		0.53	0.50		0.39	0.30
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.39)	(0.20)	(0.08)	(0.14)	0.15	(1.39)		(0.20)	(0.06)		(0.14)	0.15

Total from investment operations	(0.94)	0.36	0.47	0.28	0.48	(0.97)		0.33	0.44		0.25	0.45

Less distributions:
Dividends from net investment income	(0.50)	(0.52)	(0.51)	(0.40)	(0.32)	(0.47)		(0.49)	(0.48)		(0.37)	(0.29)
Distributions from realized gains	—	—	—	(0.02)	(0.20)	—		—	—		(0.02)	(0.20)

Total dividends and distributions	(0.50)	(0.52)	(0.51)	(0.42)	(0.52)	(0.47)		(0.49)	(0.48)		(0.39)	(0.49)

Net asset value, end of year	$9.36	$10.80	$10.96	$11.00	$11.14	$9.37		$10.81	$10.97		$11.01	$11.15

Total return	(8.70)%	3.35%	4.28%	2.50%	4.31%	(8.93)%		3.08%	4.01%		2.24%	4.13%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$102,806	$633,814	$105,248	$11,367	$5,715	$1,104,157		$1,529,392	$1,491,463		$1,392,453	$1,208,076
Ratio of expenses to average net assets	0.57%	0.56%	0.56%	0.49%	0.50%	0.82	%(c)	0.81%	0.81	%(c)	0.74%	0.75%
Ratio of net investment income to average net assets	4.24%	5.02%	4.87%	3.75%	2.93%	4.05%		4.78%	4.50%		3.50%	2.68%
Portfolio turnover rate	462%	513%	543%	588%	560%	462%		513%	543%		588%	560%

Financial Highlights (cont’d)

EQ/Intermediate Government Bond Index Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004	2008(e)	2007(e)	2006(e)	2005(e)	2004
Net asset value, beginning of year	$9.89	$9.67	$9.77	$10.00	$10.11	$9.84	$9.62	$9.71	$9.94	$10.05

Income (loss) from investment operations:
Net investment income	0.37	0.44	0.40	0.34	0.32	0.35	0.41	0.37	0.32	0.28
Net realized and unrealized gain (loss) on investments	(0.02)	0.25	(0.07)	(0.19)	(0.09)	(0.03)	0.25	(0.06)	(0.20)	(0.08)

Total from investment operations	0.35	0.69	0.33	0.15	0.23	0.32	0.66	0.31	0.12	0.20

Less distributions:
Dividends from net investment income	(0.35)	(0.47)	(0.43)	(0.38)	(0.33)	(0.33)	(0.44)	(0.40)	(0.35)	(0.30)
Distributions from realized gains	—	—	—	—	(0.01)	—	—	—	—	(0.01)

Total dividends and distributions	(0.35)	(0.47)	(0.43)	(0.38)	(0.34)	(0.33)	(0.44)	(0.40)	(0.35)	(0.31)

Net asset value, end of year	$9.89	$9.89	$9.67	$9.77	$10.00	$9.83	$9.84	$9.62	$9.71	$9.94

Total return	3.56%	7.13%	3.35%	1.51%	2.13%	3.19%	6.97%	3.07%	1.24%	1.97%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$233,132	$227,848	$222,451	$248,266	$296,399	$557,195	$470,755	$486,352	$542,787	$595,497
Ratio of expenses to average net assets	0.65%	0.63%	0.61%	0.56%	0.56%	0.90%	0.88%	0.86%	0.81%	0.81%
Ratio of net investment income to average net assets	3.74%	4.46%	4.03%	3.42%	2.95%	3.49%	4.21%	3.74%	3.17%	2.70%
Portfolio turnover rate	211%	167%	231%	251%	274%	211%	167%	231%	251%	274%

82

Financial Highlights (cont’d)

EQ/Mid Cap Value PLUS Portfolio

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2008(e)	2007	2006(e)	2005(e)		2004(e)	2008(e)	2007	2006(e)		2005(e)		2004(e)
Net asset value, beginning of year	$10.39	$14.37	$14.01	$14.05		$13.09	$10.31	$14.30	$13.95		$14.00		$13.08

Income (loss) from investment operations:
Net investment income	0.14	0.19	0.08	0.09		0.03	0.12	0.16	0.04		0.05		— #
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(4.20)	(0.42)	1.68	1.51		2.20	(4.20)	(0.44)	1.67		1.50		2.19

Total from investment operations	(4.06)	(0.23)	1.76	1.60		2.23	(4.08)	(0.28)	1.71		1.55		2.19

Less distributions:
Dividends from net investment income	(0.15)	(0.19)	(0.08)	(0.10)		—	(0.13)	(0.15)	(0.04)		(0.06)		—
Distributions from realized gains	—	(3.56)	(1.32)	(1.54)		(1.27)	—	(3.56)	(1.32)		(1.54)		(1.27)

Total dividends and distributions	(0.15)	(3.75)	(1.40)	(1.64)		(1.27)	(0.13)	(3.71)	(1.36)		(1.60)		(1.27)

Net asset value, end of year	$6.18	$10.39	$14.37	$14.01		$14.05	$6.10	$10.31	$14.30		$13.95		$14.00

Total return	(39.06)%	(1.29)%	12.76%	11.62%		18.14%	(39.53)%	(1.62)%	12.45%		11.31%		17.84%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,747	$26,777	$24,186	$16,535		$8,178	$838,774	$1,671,712	$1,897,629		$1,730,041		$1,438,673
Ratio of expenses to average net assets:
After waivers (f)	0.76%	0.79%	0.83%	0.79%		0.82%	1.01%	1.04%	1.08%		1.04%		1.07%
After waivers and fees paid indirectly (f)	0.75%	0.58%	0.82%	0.77%		0.80%	1.00%	0.83%	1.07	%(c)	1.02%		1.05%
Before waivers and fees paid indirectly (f)	0.77%	0.79%	0.83%	0.79%		0.82%	1.02%	1.04%	1.08%		1.04%		1.07%
Ratio of net investment income to average net assets:
After waivers (f)	1.62%	1.05%	0.53%	0.60%		0.21%	1.34%	0.82%	0.27%		0.35%		(0.04)%
After waivers and fees paid indirectly (f)	1.63%	1.26%	0.54%	0.62%		0.23%	1.34%	1.03%	0.29%		0.37%		(0.02)%
Before waivers and fees paid indirectly (f)	1.61%	1.05%	0.53%	0.60%		0.21%	1.32%	0.81%	0.27%		0.35%		(0.04)%
Portfolio turnover rate	38%	160%	66%	55	%(d)	74%	38%	160%	66%		55	%(d)	74%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$—	$—		$—	$— #	$— #	$—		$—		$—

83

Financial Highlights (cont’d)

EQ/PIMCO Ultra Short Bond Portfolio

	Class IA		Class IB
	Year Ended December 31, 2008(e)	March 30, 2007* to December 31, 2007(e)	Year Ended December 31,
			2008(e)	2007(e)		2006(e)	2005(e)	2004
Net asset value, beginning of period	$10.53	$10.06	$10.54	$9.76		$10.14	$10.31	$10.33

Income (loss) from investment operations:
Net investment income	0.34	0.34	0.31	0.43		0.43	0.34	0.20
Net realized and unrealized gain (loss) on investments, options written, futures, and foreign currency transactions	(0.71)	0.51	(0.71)	0.70		(0.41)	(0.26)	0.29

Total from investment operations	(0.37)	0.85	(0.40)	1.13		0.02	0.08	0.49

Less distributions:
Dividends from net investment income	(0.31)	(0.29)	(0.29)	(0.26)		(0.35)	(0.22)	(0.21)
Distributions from realized gains	(0.57)	(0.09)	(0.57)	(0.09)		(0.05)	(0.03)	(0.30)

Total dividends and distributions	(0.88)	(0.38)	(0.86)	(0.35)		(0.40)	(0.25)	(0.51)

Net asset value, end of period	$9.28	$10.53	$9.28	$10.54		$9.76	$10.14	$10.31

Total return (b)	(3.74)%	8.72%	(4.07)%	11.43%		0.44%	0.77%	4.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$952,328	$705,347	$1,120,616	$584,940		$375,504	$217,873	$60,511
Ratio of expenses to average net assets:
After waivers (a)	0.66%	0.65%	0.91%	0.90%		0.70%	0.65%	0.65%
Before waivers (a)	0.68%	0.69%	0.93%	0.94	%(c)	0.95%	0.96%	1.00%
Ratio of net investment income to average net assets:
After waivers (a)	3.20%	4.45%	2.91%	4.27%		4.20%	3.31%	2.04%
Before waivers (a)	3.18%	4.40%	2.89%	4.21%		3.95%	3.00%	1.69%
Portfolio turnover rate	1,056%	1,088%	1,056%	1,088%		1,040%	1,249%	396%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$0.01		$0.03	$0.03	$0.04

84

Financial Highlights (concluded)

EQ/Quality Bond PLUS Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008	2007(e)	2006(e)	2005(e)	2004	2008	2007(e)	2006(e)	2005(e)	2004
Net asset value, beginning of year	$9.94	$10.00	$10.02	$10.20	$10.25	$9.89	$9.95	$9.96	$10.15	$10.19

Income (loss) from investment operations:
Net investment income	0.63	0.46	0.43	0.36	0.26	0.48	0.43	0.40	0.33	0.23
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.26)	0.01	(0.02)	(0.12)	0.15	(1.13)	0.01	(0.01)	(0.13)	0.16

Total from investment operations	(0.63)	0.47	0.41	0.24	0.41	(0.65)	0.44	0.39	0.20	0.39

Less distributions:
Dividends from net investment income	(0.56)	(0.53)	(0.43)	(0.39)	(0.27)	(0.53)	(0.50)	(0.40)	(0.36)	(0.24)
Distributions from realized gains	—	—	—	(0.03)	(0.19)	—	—	—	(0.03)	(0.19)

Total dividends and distributions	(0.56)	(0.53)	(0.43)	(0.42)	(0.46)	(0.53)	(0.50)	(0.40)	(0.39)	(0.43)

Net asset value, end of year	$8.75	$9.94	$10.00	$10.02	$10.20	$8.71	$9.89	$9.95	$9.96	$10.15

Total return	(6.36)%	4.78%	4.06%	2.33%	3.95%	(6.57)%	4.60%	3.79%	1.95%	3.79%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$883,979	$1,556,385	$1,644,924	$1,543,231	$1,627,106	$410,584	$497,051	$480,846	$465,584	$424,156
Ratio of expenses to average net assets	0.65%	0.64%	0.61%	0.55%	0.56%	0.90%	0.89%	0.86%	0.80%	0.81%
Ratio of net investment income to average net assets	4.80%	4.49%	4.25%	3.51%	2.55%	4.53%	4.24%	4.00%	3.26%	2.30%
Portfolio turnover rate	135%	165%	353%	531%	659%	135%	165%	353%	531%	659%

*	Commencement of Operations.
#	Amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income and capital changes per share are based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

85

VOTING INFORMATION

The following information applies to the Reorganization of each Acquired Portfolio and Acquiring Portfolio for which you are entitled to vote.

Voting Rights

Shareholders with amounts allocated to the Acquired Portfolios at the close of business on May 31, 2009 (the “Record Date”) will be entitled to be present and vote or give voting instructions for the applicable Acquired Portfolio at the Meeting with respect to their shares or shares attributable to their Contracts as of the Record Date.

Each whole share of the Acquired Portfolios is entitled to one vote as to each matter with respect to which it is entitled to vote, as described above, and each fractional share is entitled to a proportionate fractional vote. Votes cast by proxy or in person by a shareholder at the Meeting will be counted by persons appointed as inspectors of election for the Meeting. The table below shows the number of outstanding shares of the Acquired Portfolios as of the Record Date that are entitled to vote at the Meeting. Together, the Insurance Companies owned of record more than 95% of those shares.

Portfolio	Total Number	Number of Class IA	Number of Class IB
Appreciation Portfolio

Bond Index Portfolio

Government Securities Portfolio

High Yield Portfolio

Long/Short Portfolio

Long Term Bond Portfolio

Mid Cap Value Portfolio

Real Estate Portfolio

Short Duration Bond Portfolio

Required Shareholder Vote

Approval of a Plan with respect to a Transaction involving an Acquired Portfolio will require the affirmative vote of (i) 67% or more of the voting securities of the Portfolio present at the Meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (ii) more than 50% of its outstanding voting securities, whichever is less. The presence, in person or by proxy, of at least one-third of the shares of an Acquired Portfolio entitled to vote at the Meeting will constitute a quorum for the transaction of business at the Meeting with respect to an Acquired Portfolio. If a proxy card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares in favor of the proposal. If a shareholder abstains from voting as to any matter, the shares represented by the abstention will be deemed present at the Meeting for purposes of determining a quorum.

To the knowledge of the Trust, as of May 31, 2009, the officers and Trustees owned, as a group, less than 1% of the shares of each Portfolio.

Each Insurance Company may be deemed to be a control person of each Portfolio by virtue of its direct or indirect ownership of more than 25% of the shares of each Portfolio. In addition, AXA Equitable may be deemed to be a control person of the Trust by virtue of its direct or indirect ownership of more than 95% of the Trust’s shares. As of May 31, 2009, except as set forth in Appendix C, to the Trust’s knowledge, (1) no person, other than the Insurance Companies, owned beneficially or of record 5% or more of the outstanding Class IA or Class IB shares of a Portfolio and (2) no Contractholder owned Contracts entitling such Contractholder to give voting instructions regarding more than 5% of the outstanding Class IA or Class IB shares of a Portfolio.

Solicitation of Proxies and Voting Instructions

Solicitation of proxies and voting instructions is being made primarily by the mailing of this Notice and Proxy Statement/Prospectus with its enclosures on or about June     , 2009. In addition to the solicitation of proxies and voting instructions by mail, officers, agents and employees of AXA Equitable and the Trust and their affiliates, without additional compensation, may solicit proxies and voting instructions in person or by telephone, telegraph, fax, the internet or oral communication.

Contractholders with amounts allocated to an Acquired Portfolio on the Record Date will be entitled to be present and give voting instructions for the Acquired Portfolio at the Meeting with respect to shares held indirectly as of the Record Date, to the extent required by applicable law. An Insurance Company will vote the shares for which it receives timely voting instructions from Contractholders in accordance with those instructions. An Insurance Company will vote shares attributable to Contracts for which it is the Contractholder “FOR” each proposal. Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the shares in favor of the applicable proposal. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from Contractholders, or which are attributable to amounts retained by AXA Equitable as surplus or seed money, will be voted by the applicable Insurance Company “FOR” or “AGAINST” approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractholders (other the Insurance Company) have provided voting instructions to the Insurance Company.

Voting instructions executed by a Contractholder may be revoked at any time prior to an Insurance Company voting the shares represented thereby by the Contractholder providing the Insurance Company with a properly executed written revocation of such voting instructions, or by the Contractholder providing the Insurance Company with proper later-dated voting instructions by voting instruction card, telephone or the Internet. In addition, any Contractholder who attends the Meeting in person may provide voting instructions by a voting instruction card at the Meeting, thereby canceling any voting instruction previously given. Proxies executed by an Insurance Company may be revoked at any time before they are exercised by a written revocation duly received, by properly executing a later-dated proxy or by attending the Meeting and voting in person.

An Insurance Company will vote as directed by the voting instruction card, but in the absence of voting instructions in any voting instruction card that is signed and returned, an Insurance Company intends to vote “FOR” the applicable proposal and may vote in its discretion with respect to other matters not now known to the Board that may be presented at the Meeting.

Proxy Solicitation

The cost of the Meeting, including the cost of solicitation of proxies and voting instructions, will be borne by                     . The principal solicitation will be by mail, but voting instructions also may be solicited by telephone, telegraph, fax, personal interview by officers or agents of the Trust or the Internet. Contractholders can provide voting instructions: (1) by Internet at our website at                     ; (2) by telephone at 1-800-                    ; or (3) by mail, with the enclosed voting instruction card.

Adjournment

If sufficient votes in favor of a proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the shares represented in person or by proxy at the session of the Meeting to be adjourned. An Insurance Company will vote in favor of such adjournment those proxies that it is entitled to vote in favor of the proposal. An Insurance Company will vote against the adjournment those proxies required to be voted against the proposal. An Insurance Company will pay the costs of any additional solicitation and any adjourned session.

Other Matters

The Trust does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement/Prospectus. If other business properly comes before the Meeting, the proxyholders will vote thereon in accordance with their best judgment.

The Trust is not required to hold regular shareholder meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation or regulatory policy or if otherwise deemed advisable by the Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Prompt execution and return of the enclosed voting instruction card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience. If executed but unmarked voting instructions are received, an Insurance Company will vote those unmarked voting instructions in favor of the Reorganization Plan.

*        *        *        *        *

APPENDIX A

PLAN OF REORGANIZATION AND TERMINATION

THIS PLAN OF REORGANIZATION AND TERMINATION (“Plan”) is adopted by EQ ADVISORS TRUST, a Delaware statutory trust (“Trust”), on behalf of each of its segregated portfolios of assets (“series”) listed on Schedule A to this Plan (“Schedule A”). (Each series listed under the heading “Targets” on Schedule A is referred to herein as a “Target”; each series listed under the heading “Acquiring Portfolios” on Schedule A is referred to herein as an “Acquiring Portfolio”; and each Target and Acquiring Portfolio is sometimes referred to herein as a “Portfolio.”) All agreements, covenants, actions, and obligations of each Portfolio contained herein shall be deemed to be agreements, covenants, actions, and obligations of, and all rights and benefits created hereunder in favor of each Portfolio shall inure to and be enforceable by, the Trust acting on its behalf.

The Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, (2) is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A. Each Portfolio is a duly established and designated series thereof.

The Trust may sell voting shares of beneficial interest in the Portfolios, $0.001 par value per share (“shares”), to (1) separate accounts of AXA Equitable Life Insurance Company (“AXA Equitable”), (2) separate accounts of AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies, (3) AXA Equitable’s Investment Plan for Employees (a 401(k) plan it sponsors) and other tax-qualified retirement plans, and (4) other series of the Trust and series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sells its shares to such accounts and plans. At the date of adoption hereof, some shares in the Portfolios named                     ,                     ,                     , and                      are held by one or more shareholders described in clauses (2) – (4) (collectively, “Other Shareholders”) and the balance of the shares in those Portfolios and all the shares in each other Portfolio are held by AXA Equitable for separate accounts thereof. The Portfolios are underlying investment options for those separate accounts, which fund certain variable annuity certificates and contracts and variable life insurance policies issued by AXA Equitable (collectively, “Contracts”). Under applicable law, the assets of all those separate accounts (i.e., the shares of the Portfolios) are the property of AXA Equitable, which is the owner of record of those shares, and are held for the benefit of the Contract holders.

The Trust wishes to effect eight separate reorganizations, each described in section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Plan to be, and adopts it as, a “plan of reorganization” (within the meaning of the regulations under section 368(a) (“Regulations”)). Each reorganization will consist of (1) the transfer of all of a Target’s assets to the Acquiring Portfolio listed on Schedule A opposite its name (“corresponding Acquiring Portfolio”) – in the case of EQ/Mid Cap Value PLUS Portfolio, three Targets, and in the case of EQ/Core Bond Index Portfolio, two Targets – in exchange solely for shares in that Acquiring

Portfolio and that Acquiring Portfolio’s assumption of all of that Target’s liabilities, (2) the distribution of those shares pro rata to that Target’s shareholders in exchange for their shares in that Target and in liquidation thereof, and (3) that Target’s termination (all the foregoing transactions involving each Target and its corresponding Acquiring Portfolio being referred to herein collectively as a “Reorganization”), all on the terms and conditions set forth herein. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization. (For convenience, the balance of this Plan, except paragraph 5, refers only to a single Reorganization, one Target, and one Acquiring Portfolio, but the terms and conditions hereof shall apply separately to each Reorganization and the Portfolios participating therein.)

The Trust’s Amended and Restated Declaration of Trust, as amended (“Declaration”), permits it to vary its shareholders’ investment. The Trust does not have a fixed pool of assets – each series thereof (including each Portfolio) is a managed portfolio of securities, and AXA Equitable and each investment sub-adviser thereof have the authority to buy and sell securities for it.

The Trust’s Board of Trustees (“Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) thereof, (1) has duly adopted and approved this Plan and the transactions contemplated hereby and has duly authorized performance thereof on each Portfolio’s behalf by all necessary Board action and (2) has determined that participation in the Reorganization is in the best interests of each Portfolio and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Target offers two classes of shares, designated Class IA and Class IB shares (“Class IA Target Shares” and “Class IB Target Shares,” respectively, and collectively, “Target Shares”). Acquiring Portfolio also offers two classes of shares, also designated Class IA and Class IB shares (“Class IA Acquiring Portfolio Shares” and “Class IB Acquiring Portfolio Shares,” respectively, and collectively, “Acquiring Portfolio Shares”). The Portfolios’ identically designated classes of shares have identical characteristics.

1.	PLAN OF REORGANIZATION AND TERMINATION

1.1 Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Portfolio. In exchange therefor, Acquiring Portfolio shall –

(a) issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the eighth decimal place) (i) Class IA Acquiring Portfolio Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Class IA Target Shares by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of a Class IA Acquiring Portfolio Share and (ii) Class IB Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class IB Target Shares by the NAV of a Class IB Acquiring Portfolio Share, and

(b) assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2 The Assets shall consist of all assets and property – including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses (other than unamortized organizational expenses) shown as assets on Target’s books – Target owns at the Valuation Time (as defined in paragraph 2.1).

1.3 The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time (as defined in paragraph 3.1), and whether or not specifically referred to in this Plan, except Reorganization Expenses (as defined in paragraph 4.3(j)) borne by AXA Equitable pursuant to paragraph 5. Notwithstanding the foregoing, Target will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its known Liabilities before the Effective Time.

1.4 At or immediately before the Effective Time, Target shall declare and pay to its shareholders one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, and (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryforward, for prior taxable years and the current taxable year through the Effective Time.

1.5 At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the separate accounts for which AXA Equitable holds Target Shares, and Other Shareholders, of record at the Effective Time (each, a “Shareholder”), in proportion to the Target Shares then so held and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by the Trust’s transfer agent (“Transfer Agent”) opening accounts on Acquiring Portfolio’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Portfolio Shares to those newly opened and existing accounts. Each Shareholder’s newly opened or existing account shall be credited with the respective pro rata number of full and fractional Acquiring Portfolio Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Class IA Target Shares shall be credited with the respective pro rata number of full and fractional Class IA Acquiring Portfolio Shares due that Shareholder, and the account for each Shareholder that holds Class IB Target Shares shall be credited with the respective pro rata number of full and fractional Class IB Acquiring Portfolio Shares due that Shareholder). The aggregate NAV of Acquiring Portfolio Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares such Shareholder owned at the Effective

Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records. Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares issued in connection with the Reorganization.

1.6 As soon as reasonably practicable after distribution of the Acquiring Portfolio Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of the Trust and any further actions shall be taken in connection therewith as required by applicable law.

1.7 Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

2.	VALUATION

2.1 For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange, and the declaration of any dividends and/or other distributions, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Trust’s then-current prospectus and statement of additional information and valuation procedures established by the Board, less (b) the amount of the Liabilities at the Valuation Time.

2.2 For purposes of paragraph 1.1(a), the NAV per share for each class of Acquiring Portfolio Shares shall be computed at the Valuation Time, using the valuation procedures referred to in paragraph 2.1.

2.3 All computations pursuant to paragraphs 2.1 and 2.2 shall be made by AXA Equitable, in its capacity as the Trust’s administrator.

3.	CLOSING AND EFFECTIVE TIME

3.1 Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on September     , 2009 (“Effective Time”). If at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Portfolio (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board’s judgment, accurate appraisal of the value of either Portfolio’s net assets and/or the NAV per share of either class of Acquiring Portfolio Shares is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored. The Closing shall be held at the Trust’s offices or at such other place as the Trust determines.

3.2 The Trust shall direct the custodian of the Portfolios’ assets to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Portfolio at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Portfolio, as reflected on Acquiring Portfolio’s books immediately after the Closing, does or will conform to such information on Target’s books immediately before the Closing.

3.3 The Trust shall direct the Transfer Agent to deliver at the Closing a certificate of an authorized officer (a) stating that its records contain the number of full and fractional outstanding Target Shares each Shareholder owns at the Effective Time and (b) as to the opening of accounts on Acquiring Portfolio’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Portfolio Shares to be credited to Target at the Effective Time have been credited to Target’s account on those records.

4.	CONDITIONS PRECEDENT

4.1 The Trust’s obligation to implement this Plan on Acquiring Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a) At the Effective Time, the Trust, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on Acquiring Portfolio’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(b) Target is not currently engaged in, and the Trust’s adoption and performance of this Plan and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Declaration or the Trust’s By-Laws (collectively, “Governing Documents”), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Trust, on Target’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, on Target’s behalf, is a party or by which it is bound;

(c) All material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of Target thereunder will be made, at or before the Effective Time, without either Portfolio’s

“incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(d) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and the Trust, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(e) Target’s Statement of Assets and Liabilities (including Schedule of Investments), Statement of Operations, and Statement of Changes in Net Assets (collectively, “Statements”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2008, have been audited by PricewaterhouseCoopers LLP (“PwC”) and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and such Statements present fairly, in all material respects, Target’s financial condition at such date in accordance with GAAP, and there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at such date that are not disclosed therein;

(f) Since December 31, 2008, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Share due to declines in market values of securities Target holds, the discharge of Target liabilities, or the redemption of Target Shares by its shareholders shall not constitute a material adverse change;

(g) At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such Returns shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to such Returns;

(h) Target is a “fund” (as defined in section 851(g)(2)); for each taxable year of its operation (including the taxable year that will end at the Effective Time), Target has met (or for such year will meet) the requirements of Part I of Subchapter M of Chapter 1 of the Code (“Subchapter M”) for qualification as a regulated investment company

(“RIC”) and has been (or for such year will be) eligible to and has computed (or for such year will compute) its federal income tax under section 852; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(i) Target is in the same line of business as Acquiring Portfolio is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(h); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of such section) in a substantially unchanged manner; from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (i) for the purpose of satisfying Acquiring Portfolio’s investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC and (2) has not otherwise changed, and will not otherwise change, its historic investment policies; and the Trust believes, based on its review of each Portfolio’s investment portfolio, that most of Target’s assets are consistent with Acquiring Portfolio’s investment objective and policies and thus can be transferred to and held by Acquiring Portfolio;

(j) At the Effective Time, (1) at least 33 1 /3% of Target’s portfolio assets will meet Acquiring Portfolio’s investment objective, strategies, policies, risks, and restrictions, and (2) Target will not have altered its portfolio in connection with the Reorganization to meet such 33 1/3% threshold;

(k) To the best of the Trust’s management’s knowledge, at the record date for Target’s shareholders entitled to vote on approval of this Plan, there was no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Portfolio Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Portfolio Shares) to a number of shares that was less than 50% of the number of the Target Shares at such date;

(l) All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records, as provided in paragraph 3.3; and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

(m) Target incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n) At the Effective Time, Target will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o) During the five-year period ending at the Effective Time, neither Target nor any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations (“Related”), without regard to section 1.368-1(e)(4)(i)(A) thereof) to it will have (1) acquired Target Shares with consideration other than Acquiring Portfolio Shares or Target Shares, except for shares redeemed in the ordinary course of Target’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (2) made distributions with respect to Target Shares except for normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice and dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax; and

(p) Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

4.2 The Trust’s obligation to implement this Plan on Target’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a) No consideration other than Acquiring Portfolio Shares (and Acquiring Portfolio’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(b) Acquiring Portfolio is not currently engaged in, and the Trust’s adoption and performance of this Plan and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Governing Documents, or any Undertaking to which the Trust, on Acquiring Portfolio’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, on Acquiring Portfolio’s behalf, is a party or by which it is bound;

(c) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Acquiring Portfolio or any of its properties or assets attributable or allocable to Acquiring Portfolio, that, if adversely determined, would materially and adversely affect Acquiring Portfolio’s financial condition or the conduct of its business; and the Trust, on Acquiring Portfolio’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Portfolio’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(d) Acquiring Portfolio’s Statements at and for the fiscal year (in the case of its Statement of Changes in Net Assets, for the two fiscal years) ended December 31, 2008, have been audited by PwC and are in accordance with GAAP; and such Statements present fairly, in all material respects, Acquiring Portfolio’s financial condition at such date in accordance with GAAP, and there are no known contingent liabilities of Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at such date that are not disclosed therein;

(e) Since December 31, 2008, there has not been any material adverse change in Acquiring Portfolio’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Acquiring Portfolio Share due to declines in market values of securities Acquiring Portfolio holds, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by its shareholders shall not constitute a material adverse change;

(f) At the Effective Time, all Returns of Acquiring Portfolio required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such Returns shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to such Returns;

(g) Acquiring Portfolio is a “fund” (as defined in section 851(g)(2)); for each taxable year of its operation (including the taxable year that includes the Effective Time), Acquiring Portfolio has met (or for such year will meet) the requirements of Subchapter M for qualification as a RIC and has been (or for such year will be) eligible to and has computed (or for such year will compute) its federal income tax under section 852; Acquiring Portfolio intends to continue after the Reorganization to meet all such requirements and to be eligible to and to so compute its federal income tax; and Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(h) Acquiring Portfolio is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization; following the Reorganization, Acquiring Portfolio will continue, and has no intention to change, such line of business; and at the Effective Time, (1) at least 33 1/3% of Target’s portfolio assets will meet Acquiring Portfolio’s investment objective, strategies, policies, risks, and restrictions and (2) Acquiring Portfolio will have no plan or intention to change its investment objective or any of its investment strategies, policies, risks, or restrictions after the Reorganization;

(i) Following the Reorganization, Acquiring Portfolio (1) will continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the

Regulations) and (2) will use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Portfolio (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

(j) At the Effective Time and at all times thereafter, neither Acquiring Portfolio nor any person Related to it will have any plan or intention to acquire or redeem – either directly or through any transaction, agreement, or arrangement with any other person – any Acquiring Portfolio Shares issued pursuant to the Reorganization, other than redemptions that Acquiring Portfolio will make in the ordinary course of its business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act;

(k) All issued and outstanding Acquiring Portfolio Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor are there outstanding any securities convertible into any Acquiring Portfolio Shares;

(l) There is no plan or intention for Acquiring Portfolio to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(m) Acquiring Portfolio will not own, nor will it have owned during the five years preceding the Effective Time, directly or indirectly, any Target Shares;

(n) Before or pursuant to the Reorganization, neither Acquiring Portfolio nor any person Related to it will have acquired Target Shares, directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Portfolio Shares;

(o) Assuming satisfaction of the condition in paragraph 4.1(p), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Portfolio’s total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

(p) The Acquiring Portfolio Shares to be issued and delivered to Target, for the Shareholders’ benefit, pursuant to the terms of this Plan, (1) will have been duly authorized by the Trust and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Portfolio Shares and will be fully paid and non-assessable by the Trust.

4.3 The Trust’s obligation to implement this Plan on each Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for the Trust’s adoption and performance, on either Portfolio’s behalf, of this Plan, except for (1) the Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The fair market value of the Acquiring Portfolio Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

(c) The Trust’s management (1) is unaware of any plan or intention of the Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person Related to either Portfolio or (ii) any portion of the Acquiring Portfolio Shares they receive in the Reorganization to any person Related to Acquiring Portfolio, (2) does not anticipate dispositions of those Acquiring Portfolio Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result, or at the time, of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Portfolio Shares immediately following the Reorganization;

(d) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;

(e) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Portfolio and those to which the Assets are subject;

(f) At the Effective Time, there will be no intercompany indebtedness between the Portfolios that was issued or acquired, or will be settled, at a discount;

(g) Pursuant to the Reorganization, Target will transfer to Acquiring Portfolio, and Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;

(h) Immediately after the Reorganization, AXA Equitable (through its separate accounts) will own shares constituting “control” (within the meaning of section 368(a)(2)(H)(i), i.e., as defined in section 304(c)) of Acquiring Portfolio;

(i) None of the compensation AXA Equitable receives as a service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that AXA Equitable (on any Shareholder’s behalf) holds; none of the Acquiring Portfolio Shares AXA Equitable (on any Shareholder’s behalf) receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to AXA Equitable will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(j) No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Portfolio, AXA Equitable, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Portfolio Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

(k) All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Portfolio’s assets or properties;

(l) At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

(m) The Trust shall have called a meeting of Target’s shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”);

(n) The Trust shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties and, if Counsel requests, on representations and warranties made in a separate letter addressed to Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

(1) Acquiring Portfolio’s acquisition of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares, in complete liquidation of Target, will qualify as a “reorganization” (as defined in section 368(a)(1)(D)), and each Portfolio will be “a party to a reorganization” (within the meaning of section 368(b));

(2) Target will recognize no gain or loss on the transfer of the Assets to Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and Acquiring Portfolio’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

(3) Acquiring Portfolio will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities;

(4) Acquiring Portfolio’s basis in each Asset will be the same as Target’s basis therein immediately before the Reorganization, and Acquiring Portfolio’s holding period for each Asset will include Target’s holding period therefor (except where Acquiring Portfolio’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(5) A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Portfolio Shares pursuant to the Reorganization; and

(6) A Shareholder’s aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Portfolios or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

5.	EXPENSES

Subject to satisfaction of the condition contained in paragraph 4.3(j), AXA Equitable shall bear the total Reorganization Expenses. The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing the Registration Statement, and printing and distributing Acquiring Portfolio’s prospectus and Target’s proxy materials, (2) legal and accounting fees, and (3) expenses of holding the Shareholders Meeting (including any adjournments thereof) but exclude brokerage and similar expenses in connection with the Reorganization. Notwithstanding the foregoing, expenses shall be paid by the Portfolio directly incurring them if and to the extent that the payment thereof by another person would result in such Portfolio’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6.	TERMINATION

The Board may terminate this Plan and abandon the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Portfolio.

7.	AMENDMENTS

The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target’s shareholders’ approval thereof; provided that, following such approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

8.	MISCELLANEOUS

8.1 This Plan shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust (on the Portfolios’ behalf) and its successors and assigns any rights or remedies under or by reason of this Plan.

8.3 Notice is hereby given that this instrument is adopted on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Portfolios but are only binding on and enforceable against the respective Portfolio’s property. The Trust, in asserting any rights or claims under this Plan on either Portfolio’s behalf, shall look only to the other Portfolio’s property in settlement of such rights or claims and not to the property of any other series of the Trust or to such trustees, officers, or shareholders.

8.4 Any term or provision of this Plan that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

SCHEDULE A

TARGETS	ACQUIRING PORTFOLIOS
EQ/Ariel Appreciation II Portfolio EQ/Lord Abbett Mid Cap Value Portfolio EQ/Van Kampen Real Estate Portfolio	EQ/Mid Cap Value PLUS Portfolio

EQ/Short Duration Bond Portfolio	EQ/PIMCO Ultra Short Bond Portfolio

EQ/Bond Index Portfolio EQ/Long Term Bond Portfolio	EQ/Core Bond Index Portfolio

EQ/Caywood-Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio

EQ/Government Securities Portfolio	EQ/Intermediate Government Bond Index Portfolio

APPENDIX B

PLAN OF ASSET/STOCK EXCHANGE

THIS PLAN OF ASSET/STOCK EXCHANGE (“Plan”) is adopted by EQ ADVISORS TRUST, a Delaware statutory trust (“Trust”), on behalf of EQ/AXA Rosenberg Value Long/Short Equity Portfolio, a segregated portfolio of assets (“series”) thereof (“Target”), and its EQ/PIMCO Ultra Short Bond Portfolio series (“Acquiring Portfolio”) (each sometimes referred to herein as a “Portfolio”). All agreements, covenants, actions, and obligations of each Portfolio contained herein shall be deemed to be agreements, covenants, actions, and obligations of, and all rights and benefits created hereunder in favor of each Portfolio shall inure to and be enforceable by, the Trust acting on its behalf.

The Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, (2) is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A. Each Portfolio is a duly established and designated series thereof.

The Trust may sell voting shares of beneficial interest in the Portfolios, $0.001 par value per share (“shares”), to (1) separate accounts of AXA Equitable Life Insurance Company (“AXA Equitable”), (2) separate accounts of AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies, (3) AXA Equitable’s Investment Plan for Employees (a 401(k) plan it sponsors) and other tax-qualified retirement plans, and (4) other series of the Trust and series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sells its shares to such accounts and plans. At the date of adoption hereof, some shares in the Portfolios named             ,             ,             , and              are held by one or more shareholders described in clauses (2) – (4) (collectively, “Other Shareholders”) and the balance of the shares in those Portfolios and all the shares in each other Portfolio are held by AXA Equitable for separate accounts thereof. The Portfolios are underlying investment options for those separate accounts, which fund certain variable annuity certificates and contracts and variable life insurance policies issued by AXA Equitable (collectively, “Contracts”). Under applicable law, the assets of all those separate accounts (i.e., the shares of the Portfolios) are the property of AXA Equitable, which is the owner of record of those shares, and are held for the benefit of the Contract holders.

The Trust wishes to effect a sale of assets consisting of (1) the transfer of all of Target’s assets to Acquiring Portfolio in exchange for shares in Acquiring Portfolio and Acquiring Portfolio’s assumption of all of Target’s liabilities, (2) the distribution of those shares pro rata to Target’s shareholders in exchange for their shares in Target and in liquidation thereof, and (3) Target’s termination (collectively, the “Exchange”), all on the terms and conditions set forth herein.

The Trust’s Amended and Restated Declaration of Trust, as amended (“Declaration”), permits it to vary its shareholders’ investment. The Trust does not have a fixed pool of assets – each series thereof (including each Portfolio) is a managed portfolio of securities, and AXA Equitable and each investment sub-adviser thereof have the authority to buy and sell securities for it.

The Trust’s Board of Trustees (“Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) thereof, (1) has duly adopted and approved this Plan and the transactions contemplated hereby and has duly authorized performance thereof on each Portfolio’s behalf by all necessary Board action and (2) has determined that participation in the Exchange is in the best interests of each Portfolio and that the interests of the existing shareholders thereof will not be diluted as a result of the Exchange.

Target offers two classes of shares, designated Class IA and Class IB shares (“Class IA Target Shares” and “Class IB Target Shares,” respectively, and collectively, “Target Shares”). Acquiring Portfolio also offers two classes of shares, also designated Class IA and Class IB shares (“Class IA Acquiring Portfolio Shares” and “Class IB Acquiring Portfolio Shares,” respectively, and collectively, “Acquiring Portfolio Shares”). The Portfolios’ identically designated classes of shares have identical characteristics.

1.	THE EXCHANGE

1.1 Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Portfolio. In exchange therefor, Acquiring Portfolio shall –

(a) issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the eighth decimal place) (i) Class IA Acquiring Portfolio Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Class IA Target Shares by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of a Class IA Acquiring Portfolio Share and (ii) Class IB Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class IB Target Shares by the NAV of a Class IB Acquiring Portfolio Share, and

(b) assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2 The Assets shall consist of all assets and property – including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses (other than unamortized organizational expenses) shown as assets on Target’s books – Target owns at the Valuation Time (as defined in paragraph 2.1).

1.3 The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued,

contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time (as defined in paragraph 3.1), and whether or not specifically referred to in this Plan. Notwithstanding the foregoing, Target will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its known Liabilities before the Effective Time.

1.4 At or immediately before the Effective Time, Target shall declare and pay to its shareholders one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its (a) “investment company taxable income” (within the meaning of section 852(b)(2) of the Internal Revenue Code of 1986, as amended (“Code”)) (all “section” references are to the Code, unless otherwise noted), computed without regard to any deduction for dividends paid, and (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryforward, for prior taxable years and the current taxable year through the Effective Time.

1.5 At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the separate accounts for which AXA Equitable holds Target Shares, and Other Shareholders, of record at the Effective Time (each, a “Shareholder”), in proportion to the Target Shares then so held and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by the Trust’s transfer agent (“Transfer Agent”) opening accounts on Acquiring Portfolio’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Portfolio Shares to those newly opened and existing accounts. Each Shareholder’s newly opened or existing account shall be credited with the respective pro rata number of full and fractional Acquiring Portfolio Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Class IA Target Shares shall be credited with the respective pro rata number of full and fractional Class IA Acquiring Portfolio Shares due that Shareholder, and the account for each Shareholder that holds Class IB Target Shares shall be credited with the respective pro rata number of full and fractional Class IB Acquiring Portfolio Shares due that Shareholder). The aggregate NAV of Acquiring Portfolio Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares such Shareholder owned at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records. Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares issued in connection with the Exchange.

1.6 As soon as reasonably practicable after distribution of the Acquiring Portfolio Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of the Trust and any further actions shall be taken in connection therewith as required by applicable law.

1.7 Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

2.	VALUATION

2.1 For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange, and the declaration of any dividends and/or other distributions, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Trust’s then-current prospectus and statement of additional information and valuation procedures established by the Board, less (b) the amount of the Liabilities at the Valuation Time.

2.2 For purposes of paragraph 1.1(a), the NAV per share for each class of Acquiring Portfolio Shares shall be computed at the Valuation Time, using the valuation procedures referred to in paragraph 2.1.

2.3 All computations pursuant to paragraphs 2.1 and 2.2 shall be made by AXA Equitable, in its capacity as the Trust’s administrator.

3.	CLOSING AND EFFECTIVE TIME

3.1 Unless the Trust determines otherwise, all acts necessary to consummate the Exchange (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on September     , 2009 (“Effective Time”). If at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Portfolio (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board’s judgment, accurate appraisal of the value of either Portfolio’s net assets and/or the NAV per share of either class of Acquiring Portfolio Shares is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored. The Closing shall be held at the Trust’s offices or at such other place as the Trust determines.

3.2 The Trust shall direct the custodian of the Portfolios’ assets to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Portfolio at the Effective Time and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3 The Trust shall direct the Transfer Agent to deliver at the Closing a certificate of an authorized officer (a) stating that its records contain the number of full and fractional outstanding Target Shares each Shareholder owns at the Effective Time and (b) as to the opening of accounts on Acquiring Portfolio’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Portfolio Shares to be credited to Target at the Effective Time have been credited to Target’s account on those records.

4.	CONDITIONS PRECEDENT

4.1 The Trust’s obligation to implement this Plan on Acquiring Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a) At the Effective Time, the Trust, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on Acquiring Portfolio’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(b) Target is not currently engaged in, and the Trust’s adoption and performance of this Plan and consummation of the Exchange will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Declaration or the Trust’s By-Laws (collectively, “Governing Documents”), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Trust, on Target’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, on Target’s behalf, is a party or by which it is bound;

(c) All material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of Target thereunder will be made, at or before the Effective Time, without either Portfolio’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(d) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and the Trust, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(e) Target’s Statement of Assets and Liabilities (including Schedule of Investments), Statement of Operations, and Statement of Changes in Net Assets (collectively, “Statements”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2008, have been audited by PricewaterhouseCoopers LLP (“PwC”) and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and such Statements present fairly, in all material respects, Target’s financial condition at such date in accordance with GAAP, and there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at such date that are not disclosed therein;

(f) Since December 31, 2008, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Share due to declines in market values of securities Target holds, the discharge of Target liabilities, or the redemption of Target Shares by its shareholders shall not constitute a material adverse change;

(g) At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such Returns shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to such Returns;

(h) Target is a “fund” (as defined in section 851(g)(2)); for each taxable year of its operation (including the taxable year that will end at the Effective Time), Target has met (or for such year will meet) the requirements of Part I of Subchapter M of Chapter 1 of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has been (or for such year will be) eligible to and has computed (or for such year will compute) its federal income tax under section 852; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(i) Target is not in the same line of business as Acquiring Portfolio is in, for purposes of section 1.368-1(d)(2) of the regulations under section 368(a) (“Regulations”)); and the Trust believes, based on its review of each Portfolio’s investment portfolio, that [virtually] none of Target’s assets are consistent with Acquiring Portfolio’s investment objective and policies and thus cannot be transferred to and held by Acquiring Portfolio;

(j) At the date of adoption of this Plan (and at the Effective Time), virtually none of Target’s portfolio assets met (or will meet) Acquiring Portfolio’s investment objective, strategies, policies, risks, and restrictions; and

(k) All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the

Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records, as provided in paragraph 3.3; and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares.

4.2 The Trust’s obligation to implement this Plan on Target’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a) Acquiring Portfolio is not currently engaged in, and the Trust’s adoption and performance of this Plan and consummation of the Exchange will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Governing Documents, or any Undertaking to which the Trust, on Acquiring Portfolio’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, on Acquiring Portfolio’s behalf, is a party or by which it is bound;

(b) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Acquiring Portfolio or any of its properties or assets attributable or allocable to Acquiring Portfolio, that, if adversely determined, would materially and adversely affect Acquiring Portfolio’s financial condition or the conduct of its business; and the Trust, on Acquiring Portfolio’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Portfolio’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(c) Acquiring Portfolio’s Statements at and for the fiscal year (in the case of its Statement of Changes in Net Assets, for the two fiscal years) ended December 31, 2008, have been audited by PwC and are in accordance with GAAP; and such Statements present fairly, in all material respects, Acquiring Portfolio’s financial condition at such date in accordance with GAAP, and there are no known contingent liabilities of Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at such date that are not disclosed therein;

(d) Since December 31, 2008, there has not been any material adverse change in Acquiring Portfolio’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Acquiring Portfolio Share due to declines in market values of securities Acquiring Portfolio holds, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by its shareholders shall not constitute a material adverse change;

(e) At the Effective Time, all Returns of Acquiring Portfolio required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such Returns shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to such Returns;

(f) Acquiring Portfolio is a “fund” (as defined in section 851(g)(2)); for each taxable year of its operation (including the taxable year that includes the Effective Time), Acquiring Portfolio has met (or for such year will meet) the requirements of Subchapter M for qualification as a RIC and has been (or for such year will be) eligible to and has computed (or for such year will compute) its federal income tax under section 852; Acquiring Portfolio intends to continue after the Exchange to meet all such requirements and to be eligible to and to so compute its federal income tax; and Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(g) Acquiring Portfolio is not in the same line of business as Target was in preceding the Exchange, for purposes of section 1.368-1(d)(2) of the Regulations; and at the date of adoption of this Plan (and at the Effective Time), [virtually] none of Target’s portfolio assets met (or will meet) Acquiring Portfolio’s investment objective, strategies, policies, risks, and restrictions;

(h) Following the Exchange, Acquiring Portfolio (1) will not continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will not use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Portfolio (3) plans to sell or otherwise dispose of all the Assets, and (4) expects to retain virtually none of the Assets in the same form as it receives them in the Exchange;

(i) All issued and outstanding Acquiring Portfolio Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor are there outstanding any securities convertible into any Acquiring Portfolio Shares; and

(j) The Acquiring Portfolio Shares to be issued and delivered to Target, for the Shareholders’ benefit, pursuant to the terms of this Plan, (1) will have been duly authorized by the Trust and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Portfolio Shares and will be fully paid and non-assessable by the Trust.

4.3 The Trust’s obligation to implement this Plan on each Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for the Trust’s adoption and performance, on either Portfolio’s behalf, of this Plan, except for (1) the Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The fair market value of the Acquiring Portfolio Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

(c) All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Exchange under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Portfolio’s assets or properties;

(d) At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

(e) The Trust shall have called a meeting of Target’s shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”);

(f) The Trust shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties and, if Counsel requests, on representations and warranties made in a separate letter addressed to Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Exchange in accordance with this Plan, for federal income tax purposes:

(1) Acquiring Portfolio’s acquisition of the Assets in exchange for Acquiring Portfolio Shares and its assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders, in complete liquidation of Target, will not qualify as a “reorganization” (as defined in section 368(a)(1)) and instead will be treated as a taxable transaction;

(2) Target will recognize gain or loss on the Exchange equal to the difference between (a) the sum of the fair market value as of the Effective Time of the Acquiring Portfolio Shares it receives in the Exchange plus the amount of any Liabilities Acquiring Portfolio assumes and (b) Target’s aggregate adjusted basis in the Assets;

(3) Target’s liquidating distribution to the Shareholders of the Acquiring Portfolio Shares it receives in the Exchange, together with other distributions it makes to its shareholders in the taxable year that ends on its liquidation, will entitle Target to a deduction for dividends paid to its shareholders in an amount that should be sufficient to offset its investment company taxable income and its net capital gain for that year and therefore should enable it to avoid having any federal income tax liability for that year;

(4) Acquiring Portfolio will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities;

(5) Acquiring Portfolio’s basis in each Asset it so acquires will be the fair market value thereof as of the Effective Time, and its holding period for each Asset will start as of the Effective Time;

(6) A Shareholder will recognize gain or loss pursuant to the Exchange equal to the difference between the fair market value as of the Effective Time of the Acquiring Portfolio Shares it receives and the Shareholder’s adjusted basis in its Target Shares; and

(7) A Shareholder’s aggregate basis in the Acquiring Portfolio Shares it receives in the Exchange will be that fair market value, and its holding period for those Acquiring Portfolio Shares will start as of the Effective Time.

5.	EXPENSES

AXA Equitable shall bear the total expenses of the Exchange. The expenses of the Exchange include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing the Registration Statement, and printing and distributing Acquiring Portfolio’s prospectus and Target’s proxy materials, (2) legal and accounting fees, and (3) expenses of holding the Shareholders Meeting (including any adjournments thereof) but exclude brokerage and similar expenses in connection with the Exchange. Notwithstanding the foregoing, expenses shall be paid by the Portfolio directly incurring them if and to the extent that the payment thereof by another person would result in such Portfolio’s disqualification as a RIC.

6.	TERMINATION

The Board may terminate this Plan and abandon the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Exchange inadvisable for either Portfolio.

7.	AMENDMENTS

The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target’s shareholders’ approval thereof; provided that, following such approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

8.	MISCELLANEOUS

8.1 This Plan shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust (on the Portfolios’ behalf) and its successors and assigns any rights or remedies under or by reason of this Plan.

8.3 Notice is hereby given that this instrument is adopted on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Portfolios but are only binding on and enforceable against the respective Portfolio’s property. The Trust, in asserting any rights or claims under this Plan on either Portfolio’s behalf, shall look only to the other Portfolio’s property in settlement of such rights or claims and not to the property of any other series of the Trust or to such trustees, officers, or shareholders.

8.4 Any term or provision of this Plan that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

APPENDIX C

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

As of the Record Date, to the Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the Class IA or Class IB shares of a Portfolio.

Shareholder’s or Contractholder’s Name/Address	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Transactions occur)

C-1

STATEMENT OF ADDITIONAL INFORMATION

June     , 2009

EQ ADVISORS TRUST

EQ/Ariel Appreciation II Portfolio

EQ/AXA Rosenberg Value Long/Short Equity Portfolio

EQ/Bond Index Portfolio

EQ/Caywood-Scholl High Yield Bond Portfolio

EQ/Government Securities Portfolio

EQ/Long Term Bond Portfolio

EQ/Lord Abbett Mid Cap Value Portfolio

EQ/Short Duration Bond Portfolio

EQ/Van Kampen Real Estate Portfolio

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”)

AND

EQ/Core Bond Index Portfolio

EQ/Intermediate Government Bond Index

EQ/Mid Cap Value PLUS Portfolio

EQ/PIMCO Ultra Short Bond Portfolio

EQ/Quality Bond PLUS Portfolio

(each, an “Acquiring Portfolio” and together, the “Acquiring Portfolios”)

1290 Avenue of the Americas

New York, New York 10104

(877) 222-2144

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:

EQ/Ariel Appreciation II Portfolio EQ/Lord Abbett Mid Cap Value Portfolio EQ/Van Kampen Real Estate Portfolio	EQ/Mid Cap Value PLUS Portfolio

EQ/AXA Rosenberg Value Long/Short Equity Portfolio (the “Long/Short Portfolio”) EQ/Short Duration Bond Portfolio	EQ/PIMCO Ultra Short Bond Portfolio

EQ/Bond Index Portfolio EQ/Long Term Bond Portfolio	EQ/Core Bond Index Portfolio

EQ/Caywood-Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio

EQ/Government Securities Portfolio	EQ/Intermediate Government Bond Index Portfolio

The Acquired and Acquiring Portfolios are series of EQ Advisors Trust (the “Trust”).

This Statement of Additional Information (“SAI”) relates specifically to the proposed reorganization, or with respect to the Long/Short Portfolio, exchange of assets, involving each Acquired Portfolio with the corresponding Acquiring Portfolio under which the Acquiring Portfolio would acquire all of the assets of the Acquired Portfolio in exchange solely for shares of the Acquiring Portfolio and that Acquiring Portfolio’s assumption of all of the corresponding Acquired Portfolio’s liabilities (“Transactions”). This SAI is available to owners of and participants in variable life insurance contracts and variable annuity contracts and certificates (“Contracts”) with amounts allocated to an Acquired Portfolio and to other shareholders of the Acquired Portfolios as of May 31, 2009.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1) The combined Statement of Additional Information of the Trust dated May 1, 2009, as supplemented, which contains information about the Acquiring Portfolios; and

(2) The Trust’s combined Annual Report to Shareholders for the fiscal year ended December 31, 2008, which includes information relating to each of the Acquiring and Acquired Portfolios.

The Trust’s SAI that is incorporated by reference above includes information about the Trust’s other portfolios that is not relevant to the Transactions. Please disregard that information.

This SAI is not a prospectus. A Combined Proxy Statement and Prospectus dated June     , 2009 relating to the Transactions (the “Proxy Statement/Prospectus”) may be obtained, without charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or calling (877) 222-2144. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

PRO FORMA FINANCIAL STATEMENTS

The following tables set forth the pro forma Portfolio of Investments as of December 31, 2008, the pro forma condensed Statement of Assets and Liabilities as of December 31, 2008, and the pro forma condensed Statement of Operations for the twelve-month period ended December 31, 2008 for the Acquired Portfolios and the Acquiring Portfolios, as adjusted giving effect to the Transactions.

The pro forma Portfolio of Investments contains information about the securities holdings of the combined Portfolios as of December 31, 2008, which has, and will continue to, change over time due to normal portfolio turnover in response to changes in market conditions. Thus, it is expected that some of an Acquired Portfolio’s holdings may not remain at the time of the Transactions. It is also expected that, if a Transaction is approved, an Acquired Portfolio’s holdings that are not compatible with the corresponding Acquiring Portfolio’s investment objective and policies will be liquidated in an orderly manner in connection with the Transaction, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with that investment objective and policies. The portion of an Acquired Portfolio’s assets that will be liquidated in connection with a Transaction will depend on market conditions and on the assessment by AXA Equitable Life Insurance Company, the corresponding Acquiring Portfolio’s investment manager, and the corresponding Acquiring Portfolio’s investment sub-adviser(s) of the compatibility of those holdings with the Acquiring Portfolio’s portfolio composition and investment objective and policies at the time of the Transaction. The need for a Portfolio to sell investments in connection with a Transaction may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred.

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares					Value (Note 1)
	EQ/Ariel Appreciation II	EQ/Lord Abbett Mid Cap Value	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	EQ/Ariel Appreciation II	EQ/Lord Abbett Mid Cap Value	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets
COMMON STOCKS:
Consumer Discretionary
Auto Components
Autoliv, Inc.	—	—	—	33,438	33,438	$—	$—	$—	$717,580	$717,580
ArvinMeritor, Inc.	—	160,000	—	—	160,000	—	456,000	—	—	456,000
BorgWarner, Inc.^	—	—	—	6,800	6,800	—	—	—	148,036	148,036
Federal Mogul Corp.*^	—	—	—	10,500	10,500	—	—	—	44,415	44,415
Goodyear Tire & Rubber Co.*	—	410,200	—	38,431	448,631	—	2,448,894	—	229,433	2,678,327
TRW Automative Holdings Corp.*^	—	—	—	272,700	272,700	—	—	—	981,720	981,720

						—	2,904,894	—	2,121,184	5,026,078	0.3%

Automobiles
Ford Motor Co.*^	—	—	—	1,056,495	1,056,495	—	—	—	2,419,373	2,419,373
General Motors Corp.^	—	—	—	238,615	238,615	—	—	—	763,568	763,568
Harley-Davidson, Inc.^	—	—	—	12,003	12,003	—	—	—	203,691	203,691
Thor Industries, Inc.^	—	—	—	11,170	11,170	—	—	—	147,221	147,221

						—	—	—	3,533,853	3,533,853	0.2%

Distributors
Geniune Parts Co.	—	123,926	—	129,113	253,039	—	4,691,838	—	4,888,218	9,580,056	0.6%

Diversified Consumer Services
Career Education Corp.*	—	—	—	40,636	40,636	—	—	—	729,010	729,010
Service Corp. International^	—	—	—	121,547	121,547	—	—	—	604,088	604,088
Sotheby’s, Inc.	59,100	—	—	—	59,100	525,399	—	—	—	525,399
Weight Watchers International, Inc.^	—	—	—	2,500	2,500	—	—	—	73,550	73,550

						525,399	—	—	1,406,648	1,932,047	0.1%

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	—	—	—	23,100	23,100	—	—	—	109,263	109,263
Brinker International, Inc.	—	352,084	—	—	352,084	—	3,710,965	—	—	3,710,965
Carnival Corp.	70,600	—	—	—	70,600	1,716,992	—	—	—	1,716,992
Choice Hotels International, Inc.^	—	—	—	9,200	9,200	—	—	—	276,552	276,552
Darden Restaurants, Inc.	—	121,400	—	—	121,400	—	3,421,052	—	—	3,421,052
International Game Technology	140,900	—	—	—	140,900	1,675,301	—	—	—	1,675,301
International Speedway Corp., Class A	—	—	—	14,697	14,697	—	—	—	422,245	422,245
Interval Leisure Group, Inc.*^	—	—	—	14,581	14,581	—	—	—	78,591	78,591
MGM MIRAGE*^	—	—	—	3,400	3,400	—	—	—	46,784	46,784
Morgans Hotel Group Co.*	—	—	423,623	—	423,623	—	—	1,974,083	—	1,974,083
Orient-Express Hotels Ltd., Class A^	—	—	—	2,700	2,700	—	—	—	20,682	20,682
Royal Caribbean Cruises Ltd.^	—	—	—	63,372	63,372	—	—	—	871,365	871,365
Starwood Hotels & Resorts Worldwide, Inc.	—	—	1,344,482	—	1,344,482	—	—	24,066,228	—	24,066,228
Wyndham Worldwide Corp.	—	—	—	79,227	79,227	—	—	—	518,937	518,937

						3,392,293	7,132,017	26,040,311	2,344,419	38,909,040	2.4%

Household Durables
Black & Decker Corp.	—	—	—	27,887	27,887	—	—	—	1,165,955	1,165,955
Centex Corp.	—	—	—	56,899	56,899	—	—	—	605,405	605,405
D.R. Horton, Inc.^	—	—	—	144,613	144,613	—	—	—	1,022,414	1,022,414
Fortune Brands, Inc.	—	—	—	70,278	70,278	—	—	—	2,901,076	2,901,076
Harman International Industries, Inc.	—	—	—	6,800	6,800	—	—	—	113,764	113,764
Jarden Corp.*^	—	—	—	30,833	30,833	—	—	—	354,580	354,580
KB Home^	—	—	—	34,243	34,243	—	—	—	466,390	466,390
Leggett & Platt, Inc.^	—	—	—	74,515	74,515	—	—	—	1,131,883	1,131,883
Lennar Corp., Class A^	—	—	—	61,027	61,027	—	—	—	529,104	529,104
M.D.C. Holdings, Inc.^	—	—	—	190,131	190,131	—	—	—	5,760,969	5,760,969
Mohawk Industries, Inc.*	—	—	—	25,305	25,305	—	—	—	1,087,356	1,087,356
Newell Rubbermaid, Inc.	—	—	—	316,974	316,974	—	—	—	3,100,006	3,100,006
NVR, Inc.*	—	—	—	1,812	1,812	—	—	—	826,725	826,725
Pulte Homes, Inc.	—	—	—	73,932	73,932	—	—	—	808,077	808,077
Snap-On, Inc.	—	126,344	—	26,124	152,468	—	4,975,427	—	1,028,763	6,004,190
Stanley Works^	—	—	—	35,813	35,813	—	—	—	1,221,223	1,221,223
Toll Brothers, Inc.*^	—	—	—	173,069	173,069	—	—	—	3,708,869	3,708,869
Whirlpool Corp.^	—	—	—	34,166	34,166	—	—	—	1,412,764	1,412,764

						—	4,975,427	—	27,245,323	32,220,750	2.0%

Internet & Catalog Retail
Expedia, Inc.*^	—	—	—	95,362	95,362	—	—	—	785,783	785,783
HSN, Inc.*^	—	—	—	14,581	14,581	—	—	—	106,004	106,004
Liberty Media Corp., Interactive, Class A*	—	—	—	272,838	272,838	—	—	—	851,254	851,254
Ticketmaster Entertainment, Inc.*	—	—	—	14,581	14,581	—	—	—	93,610	93,610

						—	—	—	1,836,651	1,836,651	0.1%

Leisure Equipment & Products
Eastman Kodak Co.^	—	—	—	129,118	129,118	—	—	—	849,597	849,597
Hasbro, Inc.	—	—	—	32,471	32,471	—	—	—	947,179	947,179
Mattel, Inc.	—	—	—	165,588	165,588	—	—	—	2,649,408	2,649,408

						—	—	—	4,446,184	4,446,184	0.3%

Media
Ascent Media Corp., Class A *	—	—	—	6,391	6,391	—	—	—	139,579	139,579
Cablevision Systems Corp. - New York Group, Class A	—	—	—	100,731	100,731	—	—	—	1,696,310	1,696,310
CBS Corp., Class B	284,700	—	—	269,915	554,615	2,331,693	—	—	2,210,604	4,542,297
Clear Channel Outdoor Holdings, Inc., Class A*^	—	—	—	4,100	4,100	—	—	—	25,215	25,215
Discovery Communications, Inc., Class A*	—	—	—	62,095	62,095	—	—	—	879,265	879,265
Discovery Communications, Inc., Class C*	—	—	—	69,518	69,518	—	—	—	930,846	930,846
EW Scripps Co., Class A	—	—	—	13,400	13,400	—	—	—	29,614	29,614
Gannett Co., Inc.^	172,300	100,200	—	105,050	377,550	1,378,400	801,600	—	840,400	3,020,400
Hearst-Argyle Television, Inc.^	—	—	—	10,600	10,600	—	—	—	64,236	64,236
Interpublic Group of Cos., Inc.*	363,100	1,037,984	—	31,500	1,432,584	1,437,876	4,110,417	—	124,740	5,673,033
Liberty Global, Inc., Class A*^	—	—	—	69,536	69,536	—	—	—	1,107,013	1,107,013
Liberty Media Corp., Capital Series, Class A*	—	—	—	49,888	49,888	—	—	—	234,973	234,973
McGraw-Hill Cos., Inc.	—	—	—	74,279	74,279	—	—	—	1,722,530	1,722,530
Meredith Corp.	—	—	—	17,862	17,862	—	—	—	305,797	305,797
New York Times Co., Class A^	—	—	—	64,373	64,373	—	—	—	471,854	471,854
Omnicom Group, Inc.	34,000	—	—	—	34,000	915,280	—	—	—	915,280
Regal Entertainment Group, Class A	—	—	—	36,188	36,188	—	—	—	369,480	369,480
Scripps Networks Interactive, Inc., Class A	—	—	—	39,893	39,893	—	—	—	877,646	877,646
Virgin Media, Inc.^	—	—	—	609,854	609,854	—	—	—	3,043,172	3,043,172
Warner Music Group Corp.^	—	—	—	19,400	19,400	—	—	—	58,588	58,588
Washington Post Co., Class B	—	—	—	2,857	2,857	—	—	—	1,114,944	1,114,944

						6,063,249	4,912,017	—	16,246,806	27,222,072	1.7%

Multiline Retail
Family Dollar Stores, Inc.	—	—	—	58,497	58,497	—	—	—	1,525,017	1,525,017
J.C. Penney Co., Inc.^	—	—	—	101,511	101,511	—	—	—	1,999,767	1,999,767
Kohl’s Corp.*	—	—	—	33,537	33,537	—	—	—	1,214,039	1,214,039
Macy’s, Inc.^	—	233,878	—	194,033	427,911	—	2,420,637	—	2,008,242	4,428,879
Nordstrom, Inc.	71,400	—	—	—	71,400	950,334	—	—	—	950,334
Saks, Inc.*^	—	—	—	65,490	65,490	—	—	—	286,846	286,846
Sears Holdings Corp.*^	—	—	—	25,042	25,042	—	—	—	973,382	973,382

						950,334	2,420,637	—	8,007,293	11,378,264	0.7%

Specialty Retail
American Eagle Outfitters, Inc.	—	—	—	268,982	268,982	—	—	—	2,517,671	2,517,671
AnnTaylor Stores Corp.*^	—	—	—	16,866	16,866	—	—	—	97,317	97,317
AutoNation, Inc.*^	—	—	—	52,135	52,135	—	—	—	515,094	515,094
Barnes & Noble, Inc.^	—	—	—	16,377	16,377	—	—	—	245,655	245,655
Bed Bath & Beyond, Inc.*^	—	—	—	20,780	20,780	—	—	—	528,227	528,227
Foot Locker, Inc.	—	269,664	—	69,315	338,979	—	1,979,334	—	508,772	2,488,106
Gap, Inc.	—	—	—	111,865	111,865	—	—	—	1,497,872	1,497,872
Limited Brands, Inc.^	—	—	—	44,122	44,122	—	—	—	442,985	442,985
Office Depot, Inc.*	—	—	—	122,242	122,242	—	—	—	364,281	364,281
OfficeMax, Inc.^	—	406,494	—	34,387	440,881	—	3,105,614	—	262,717	3,368,331
O’Reilly Automotive, Inc.*^	—	—	—	39,066	39,066	—	—	—	1,200,889	1,200,889
Penske Automotive Group, Inc.	—	—	—	18,900	18,900	—	—	—	145,152	145,152
RadioShack Corp.^	—	—	—	60,353	60,353	—	—	—	720,615	720,615
Signet Jewelers Ltd.^	—	—	—	38,728	38,728	—	—	—	335,772	335,772
Tiffany & Co.	68,500	—	—	—	68,500	1,618,655	—	—	—	1,618,655
TJX Cos., Inc.	—	—	—	80,900	80,900	—	—	—	1,664,113	1,664,113
Williams-Sonoma, Inc.	—	—	—	36,457	36,457	—	—	—	286,552	286,552

						1,618,655	5,084,948	—	11,333,684	18,037,287	1.1%

Textiles, Apparel & Luxury Goods
Jones Apparel Group, Inc.	—	—	—	39,282	39,282	—	—	—	230,193	230,193
Liz Claiborne, Inc.^	—	—	—	42,981	42,981	—	—	—	111,751	111,751
Phillips-Van Heusen Corp.^	—	—	—	3,000	3,000	—	—	—	60,390	60,390
VF Corp.^	—	—	—	101,024	101,024	—	—	—	5,533,084	5,533,084

						—	—	—	5,935,418	5,935,418	0.4%

Total Consumer Discretionary						12,549,930	32,121,778	26,040,311	89,345,681	160,057,700	9.9%

Consumer Staples
Beverages
Brown-Forman Corp., Class B	—	—	—	12,453	12,453	—	—	—	641,205	641,205
Coca-Cola Enterprises, Inc.	—	375,055	—	144,770	519,825	—	4,511,912	—	1,741,583	6,253,495
Constellation Brands, Inc., Class A*^	97,600	—	—	84,368	181,968	1,539,152	—	—	1,330,483	2,869,635
Dr. Pepper Snapple Group, Inc.*	—	—	—	116,599	116,599	—	—	—	1,894,734	1,894,734
Molson Coors Brewing Co., Class B	—	—	—	52,869	52,869	—	—	—	2,586,352	2,586,352
Pepsi Bottling Group, Inc.	—	—	—	62,765	62,765	—	—	—	1,412,840	1,412,840
PepsiAmericas, Inc.	—	—	—	26,330	26,330	—	—	—	536,079	536,079

						1,539,152	4,511,912	—	10,143,276	16,194,340	1.0%

Food & Staples Retailing
BJ’s Wholesale Club, Inc.*^	—	—	—	27,152	27,152	—	—	—	930,228	930,228
Kroger Co.	—	195,792	—	—	195,792	—	5,170,866	—	—	5,170,866
Rite Aid Corp.*^	—	—	—	235,400	235,400	—	—	—	72,974	72,974
Safeway, Inc.	—	217,053	—	200,209	417,262	—	5,159,350	—	4,758,968	9,918,318
SUPERVALUE, Inc.	—	—	—	97,014	97,014	—	—	—	1,416,404	1,416,404

						—	10,330,216	—	7,178,574	17,508,790	1.1%

Food Products
Archer-Daniels-Midland Co.	—	92,200	—	—	92,200	—	2,658,126	—	—	2,658,126
Bunge Ltd.^	—	—	—	55,570	55,570	—	—	—	2,876,859	2,876,859
Campbell Soup Co.	—	—	—	46,993	46,993	—	—	—	1,410,260	1,410,260
Chaoda Modern Agriculture (Holdings) Ltd.	—	—	—	3,080,720	3,080,720	—	—	—	1,983,207	1,983,207
ConAgra Foods, Inc.	—	—	—	207,126	207,126	—	—	—	3,417,579	3,417,579
Corn Products International, Inc.	—	—	—	33,995	33,995	—	—	—	980,756	980,756
Cosan Ltd., Class A*^	—	—	—	28,200	28,200	—	—	—	97,572	97,572
Dean Foods Co.*	—	218,900	—	190,270	409,170	—	3,933,633	—	3,419,152	7,352,785
Del Monte Foods Co.	—	—	—	89,515	89,515	—	—	—	639,137	639,137
First Pacific Co.	—	—	—	4,404,000	4,404,000	—	—	—	1,536,674	1,536,674
H.J. Heinz Co.	—	—	—	64,148	64,148	—	—	—	2,411,965	2,411,965
Hershey Co.	—	—	—	34,750	34,750	—	—	—	1,207,215	1,207,215
Hormel Foods Corp.	—	—	—	32,529	32,529	—	—	—	1,011,001	1,011,001
JM Smucker Co.	—	—	—	43,892	43,892	—	—	—	1,903,157	1,903,157

See notes to pro-forma financial statements.

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares					Value (Note 1)
	EQ/Ariel Appreciation II	EQ/Lord Abbett Mid Cap Value	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	EQ/Ariel Appreciation II	EQ/Lord Abbett Mid Cap Value	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets
Marfrig Frigorificos e Comercio de Alimentos S.A.*	—	—	—	238,100	238,100	—	—	—	778,892	778,892
Marine Harvest ASA*	—	—	—	6,958,000	6,958,000	—	—	—	1,062,029	1,062,029
McCormick & Co., Inc. (Non-Voting)	—	—	—	31,958	31,958	—	—	—	1,018,182	1,018,182
Perdigao S.A.*	—	—	—	71,200	71,200	—	—	—	926,966	926,966
Sara Lee Corp.	—	—	—	324,351	324,351	—	—	—	3,175,396	3,175,396
Smithfield Foods, Inc.*^	—	338,400	—	322,139	660,539	—	4,761,288	—	4,532,496	9,293,784
Tyson Foods, Inc., Class A	—	—	—	119,345	119,345	—	—	—	1,045,462	1,045,462

						—	11,353,047	—	35,433,957	46,787,004	2.9%

Household Products
Clorox Co.	16,200	—	—	43,782	59,982	900,072	—	—	2,432,528	3,332,600
Energizer Holdings, Inc.*	32,100	—	—	—	32,100	1,737,894	—	—		1,737,894

						2,637,966	—	—	2,432,528	5,070,494	0.3%

Personal Products
Alberto-Culver Co.	—	—	—	34,660	34,660	—	—	—	849,517	849,517
NBTY, Inc.*	—	—	—	12,073	12,073	—	—	—	188,942	188,942

						—	—	—	1,038,459	1,038,459	0.1%

Tobacco
Lorillard, Inc.	—	—	—	37,898	37,898	—	—	—	2,135,552	2,135,552
UST, Inc.	—	—	—	67,558	67,558	—	—	—	4,687,174	4,687,174

						—	—	—	6,822,726	6,822,726	0.4%

Total Consumer Staples						4,177,118	26,195,175	—	63,049,520	93,421,813	5.8%

Energy
Energy Equipment & Services
BJ Services Co.^	—	—	—	133,888	133,888	—	—	—	1,562,473	1,562,473
Cie Generale de Geophysique-Veritas (ADR)*^	—	—	—	120,400	120,400	—	—	—	1,804,796	1,804,796
ENSCO International, Inc.	—	—	—	4,500	4,500	—	—	—	127,755	127,755
Exterran Holdings, Inc.*	—	—	—	30,593	30,593	—	—	—	651,631	651,631
Global Industries Ltd.*^	—	—	—	19,300	19,300	—	—	—	67,357	67,357
Halliburton Co.	—	188,289	—	—	188,289	—	3,423,094	—	—	3,423,094
Helix Energy Solutions Group, Inc.*	—	—	—	37,517	37,517	—	—	—	271,623	271,623
Helmerich & Payne, Inc.	—	—	—	47,746	47,746	—	—	—	1,086,222	1,086,222
Hercules Offshore, Inc.*^	—	—	—	39,771	39,771	—	—	—	188,912	188,912
Key Energy Services, Inc.*	—	—	—	46,697	46,697	—	—	—	205,934	205,934
Nabors Industries Ltd.*	—	—	—	110,164	110,164	—	—	—	1,318,663	1,318,663
Oil States International, Inc.*^	—	—	—	7,700	7,700	—	—	—	143,913	143,913
Patterson-UTI Energy, Inc.^	—	—	—	26,757	26,757	—	—	—	307,973	307,973
Pride International, Inc.*^	—	—	—	21,249	21,249	—	—	—	339,559	339,559
Rowan Cos., Inc.^	—	—	—	32,777	32,777	—	—	—	521,154	521,154
SBM Offshore N.V.	—	—	—	63,179	63,179	—	—	—	827,907	827,907
SEACOR Holdings, Inc.*^	—	—	—	8,249	8,249	—	—	—	549,796	549,796
Tidewater, Inc.^	—	—	—	22,507	22,507	—	—	—	906,357	906,357
Transocean Ltd.*	—	43,208	—	—	43,208	—	2,041,578	—	—	2,041,578
Unit Corp.*	—	—	—	4,988	4,988	—	—	—	133,279	133,279

						—	5,464,672	—	11,015,304	16,479,976	1.0%

Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corp.^	—	—	—	25,800	25,800	—	—	—	670,800	670,800
Cimarex Energy Co.	—	—	—	37,918	37,918	—	—	—	1,015,444	1,015,444
El Paso Corp.^	—	—	—	254,087	254,087	—	—	—	1,989,501	1,989,501
Encore Acquisition Co.*	—	—	—	17,845	17,845	—	—	—	455,404	455,404
EOG Resources, Inc.	—	60,946	—	—	60,946	—	4,057,785	—	—	4,057,785
Forest Oil Corp.*^	—	—	—	44,065	44,065	—	—	—	726,632	726,632
Hess Corp.	19,300	—	—	—	19,300	1,035,252	—	—	—	1,035,252
Mariner Energy, Inc.*^	—	—	—	11,000	11,000	—	—	—	112,200	112,200
Newfield Exploration Co.*^	—	—	—	207,831	207,831	—	—	—	4,104,662	4,104,662
Noble Energy, Inc.	—	—	—	103,143	103,143	—	—	—	5,076,699	5,076,699
Overseas Shipholding Group, Inc.^	—	—	—	11,079	11,079	—	—	—	466,537	466,537
Petrohawk Energy Corp.*	—	—	—	7,000	7,000	—	—	—	109,410	109,410
Pioneer Natural Resources Co.	—	—	—	54,268	54,268	—	—	—	878,056	878,056
Plains Exploration & Production Co.*	—	—	—	4,383	4,383	—	—	—	101,861	101,861
Range Resources Corp.	—	102,200	—	—	102,200	—	3,514,658	—	—	3,514,658
Southern Union Co.	—	—	—	51,324	51,324	—	—	—	669,265	669,265
Spectra Energy Corp.	—	—	—	289,306	289,306	—	—	—	4,553,677	4,553,677
St. Mary Land & Exploration Co.^	—	—	—	16,377	16,377	—	—	—	332,617	332,617
Sunoco, Inc.^	—	—	—	21,540	21,540	—	—	—	936,128	936,128
Teekay Corp.^	—	—	—	18,889	18,889	—	—	—	371,169	371,169
Tesoro Corp.^	—	—	—	44,308	44,308	—	—	—	583,536	583,536
Uranium One, Inc.*	—	—	—	512,300	512,300	—	—	—	742,825	742,825

						1,035,252	7,572,443	—	23,896,423	32,504,118	2.0%

Total Energy						1,035,252	13,037,115	—	34,911,727	48,984,094	3.0%

Financials
Capital Markets
Affiliated Managers Group, Inc.*^	—	—	—	41,400	41,400	—	—	—	1,735,488	1,735,488
Allied Capital Corp.^	—	—	—	77,750	77,750	—	—	—	209,148	209,148
American Capital Ltd.^	—	—	—	90,899	90,899	—	—	—	294,513	294,513
Ameriprise Financial, Inc.	—	—	—	234,061	234,061	—	—	—	5,467,665	5,467,665
E*TRADE Financial Corp.*^	—	—	—	158,600	158,600	—	—	—	182,390	182,390
Franklin Resources, Inc.	22,400	—	—	—	22,400	1,428,672	—	—	—	1,428,672
Invesco Ltd.	—	—	—	283,260	283,260	—	—	—	4,090,274	4,090,274
Investment Technology Group, Inc.*^	—	—	—	1,700	1,700	—	—	—	38,624	38,624
Janus Capital Group, Inc.^	168,100	—	—	5,300	173,400	1,349,843	—	—	42,559	1,392,402
Jefferies Group, Inc.^	—	—	—	57,854	57,854	—	—	—	813,427	813,427
Legg Mason, Inc.^	—	—	—	63,553	63,553	—	—	—	1,392,446	1,392,446
MF Global Ltd.*^	—	—	—	23,800	23,800	—	—	—	48,552	48,552
Northern Trust Corp.	29,200	—	—	9,689	38,889	1,522,488	—	—	505,184	2,027,672
Raymond James Financial, Inc.^	—	—	—	43,898	43,898	—	—	—	751,973	751,973
TD Ameritrade Holding Corp.*	—	—	—	174,700	174,700	—	—	—	2,489,475	2,489,475
T. Rowe Price Group, Inc.	20,800	—	—	—	20,800	737,152	—	—	—	737,152

						5,038,155	—	—	18,061,718	23,099,873	1.4%

Commercial Banks
Associated Banc-Corp	—	—	—	58,252	58,252	—	—	—	1,219,214	1,219,214
Bancorpsouth, Inc.^	—	—	—	37,380	37,380	—	—	—	873,197	873,197
Bank of Hawaii Corp.^	—	—	—	21,767	21,767	—	—	—	983,215	983,215
BOK Financial Corp.^	—	—	—	10,077	10,077	—	—	—	407,111	407,111
City National Corp./California^	33,300	—	—	18,140	51,440	1,621,710	—	—	883,418	2,505,128
Comerica, Inc.^	—	162,300	—	132,330	294,630	—	3,221,655	—	2,626,751	5,848,406
Commerce Bancshares, Inc./Missouri^	—	—	—	29,458	29,458	—	—	—	1,294,679	1,294,679
Cullen/Frost Bankers, Inc.^	—	—	—	26,733	26,733	—	—	—	1,354,828	1,354,828
Fifth Third Bancorp^	—	413,800	—	231,291	645,091	—	3,417,988	—	1,910,464	5,328,452
First Citizens BancShares, Inc./North Carolina, Class A^	—	—	—	2,734	2,734	—	—	—	417,755	417,755
First Horizon National Corp.^	—	—	—	93,306	93,306	—	—	—	986,241	986,241
Fulton Financial Corp.^	—	—	—	80,013	80,013	—	—	—	769,725	769,725
Huntington Bancshares, Inc./Ohio^	—	—	—	182,333	182,333	—	—	—	1,396,671	1,396,671
KeyCorp	—	—	—	226,680	226,680	—	—	—	1,931,314	1,931,314
M&T Bank Corp.^	—	56,500	—	63,055	119,555	—	3,243,665	—	3,619,988	6,863,653
Marshall & Ilsley Corp.^	—	—	—	117,832	117,832	—	—	—	1,607,228	1,607,228
National City Corp.	—	—	—	932,668	932,668	—	—	—	1,688,129	1,688,129
Popular, Inc.^	—	—	—	562,708	562,708	—	—	—	2,903,573	2,903,573
Regions Financial Corp.^	—	—	—	317,779	317,779	—	—	—	2,529,521	2,529,521
Signature Bank/New York*	—	—	—	1,800	1,800	—	—	—	51,642	51,642
Synovus Financial Corp.	—	—	—	127,519	127,519	—	—	—	1,058,408	1,058,408
TCF Financial Corp.^	—	—	—	58,142	58,142	—	—	—	794,220	794,220
Valley National Bancorp^	—	—	—	61,226	61,226	—	—	—	1,239,826	1,239,826
Webster Financial Corp.^	—	—	—	23,792	23,792	—	—	—	327,854	327,854
Whitney Holding Corp./Louisiana^	—	—	—	29,088	29,088	—	—	—	465,117	465,117
Wilmington Trust Corp.^	—	—	—	30,537	30,537	—	—	—	679,143	679,143
Zions Bancorporation^	—	122,000	—	52,385	174,385	—	2,990,220	—	1,283,956	4,274,176

						1,621,710	12,873,528	—	35,303,188	49,798,426	3.1%

Consumer Finance
AmeriCredit Corp.*^	—	—	—	52,183	52,183	—	—	—	398,678	398,678
Capital One Financial Corp.	—	105,500	—	—	105,500	—	3,364,395	—	—	3,364,395
Discover Financial Services	—	—	—	219,402	219,402	—	—	—	2,090,901	2,090,901
SLM Corp.*^	—	—	—	24,089	24,089	—	—	—	214,392	214,392
Student Loan Corp.^	—	—	—	1,800	1,800	—	—	—	73,800	73,800

						—	3,364,395	—	2,777,771	6,142,166	0.4%

Diversified Financial Services
CIT Group, Inc.^	—	—	—	500,740	500,740	—	—	—	2,273,359	2,273,359
Leucadia National Corp.*^	—	—	—	80,668	80,668	—	—	—	1,597,226	1,597,226
Moody’s Corp.	—	—	—	90,174	90,174	—	—	—	1,811,596	1,811,596
NASDAQ OMX Group, Inc.*^	—	—	—	28,335	28,335	—	—	—	700,158	700,158
PHH Corp.*^	—	—	—	410,000	410,000	—	—	—	5,219,300	5,219,300

						—	—	—	11,601,639	11,601,639	0.7%

Insurance
ACE Ltd.	—	113,793	—	—	113,793	—	6,021,926	—	—	6,021,926
Alleghany Corp.*	—	—	—	2,311	2,311	—	—	—	651,702	651,702
Allied World Assurance Co. Holdings Ltd./Bermuda^	—	—	—	22,169	22,169	—	—	—	900,061	900,061
American Financial Group, Inc./Ohio	—	—	—	36,136	36,136	—	—	—	826,792	826,792
American National Insurance Co.^	—	—	—	7,038	7,038	—	—	—	518,912	518,912
Aon Corp.	—	—	—	126,855	126,855	—	—	—	5,794,736	5,794,736
Arch Capital Group Ltd.*	—	—	—	20,900	20,900	—	—	—	1,465,090	1,465,090
Arthur J. Gallagher & Co.	—	—	—	42,460	42,460	—	—	—	1,100,139	1,100,139
Assurant, Inc.	—	—	—	53,879	53,879	—	—	—	1,616,370	1,616,370
Axis Capital Holdings Ltd.	—	—	—	52,013	52,013	—	—	—	1,514,619	1,514,619
Brown & Brown, Inc.^	—	—	—	39,965	39,965	—	—	—	835,268	835,268
Cincinnati Financial Corp.	—	—	—	66,677	66,677	—	—	—	1,938,300	1,938,300
CNA Financial Corp.	—	—	—	12,258	12,258	—	—	—	201,522	201,522
Conseco, Inc.*^	—	428,839	—	83,777	512,616	—	2,221,386	—	433,965	2,655,351
Endurance Specialty Holdings Ltd.	—	—	—	23,705	23,705	—	—	—	723,714	723,714
Erie Indemnity Co., Class A^	—	—	—	13,333	13,333	—	—	—	501,721	501,721
Everest Reinsurance Group Ltd.	—	—	—	118,849	118,849	—	—	—	9,049,163	9,049,163
Fidelity National Financial, Inc., Class A	—	—	—	203,117	203,117	—	—	—	3,605,327	3,605,327
First American Corp.^	—	—	—	98,435	98,435	—	—	—	2,843,787	2,843,787
Genworth Financial, Inc., Class A	—	—	—	193,940	193,940	—	—	—	548,850	548,850
Hanover Insurance Group, Inc.	—	—	—	23,317	23,317	—	—	—	1,001,931	1,001,931
HCC Insurance Holdings, Inc.	27,600	—	—	52,546	80,146	738,300	—	—	1,405,606	2,143,906
Lincoln National Corp.	—	—	—	119,320	119,320	—	—		2,247,989	2,247,989
Markel Corp.*^	3,500	—	—	4,551	8,051	1,046,500	—	—	1,360,749	2,407,249
Marsh & McLennan Cos., Inc.	—	—	—	233,807	233,807	—	—	—	5,674,496	5,674,496
MBIA, Inc.*^	—	—	—	95,723	95,723	—	—	—	389,593	389,593
Mercury General Corp.^	—	—	—	12,060	12,060	—	—	—	554,639	554,639
Nationwide Financial Services, Inc., Class A	—	—	—	21,168	21,168	—	—	—	1,105,181	1,105,181
Old Republic International Corp.^	—	—	—	105,536	105,536	—	—	—	1,257,989	1,257,989
OneBeacon Insurance Group Ltd.	—	—	—	11,200	11,200	—	—	—	116,928	116,928
PartnerReinsurance Ltd.^	—	56,540	—	58,318	114,858	—	4,029,606	—	4,156,324	8,185,930

See notes to pro-forma financial statements.

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares					Value (Note 1)
	EQ/Ariel Appreciation II	EQ/Lord Abbett Mid Cap Value	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	EQ/Ariel Appreciation II	EQ/Lord Abbett Mid Cap Value	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets
Platinum Underwriters Holdings Ltd.^	—	—	—	18,900	18,900	—	—	—	681,912	681,912
Principal Financial Group, Inc.^	—	—	—	118,435	118,435	—	—	—	2,673,078	2,673,078
Progressive Corp.	—	—	—	309,659	309,659	—	—	—	4,586,050	4,586,050
Protective Life Corp.^	—	—	—	31,255	31,255	—	—	—	448,509	448,509
Reinsurance Group of America, Inc.	—	—	—	169,535	169,535	—	—	—	7,259,489	7,259,489
RenaissanceReinsurance Holdings Ltd.	—	—	—	27,931	27,931	—	—	—	1,440,122	1,440,122
StanCorp Financial Group, Inc.^	—	—	—	22,224	22,224	—	—	—	928,296	928,296
Torchmark Corp.^	—	—	—	38,639	38,639	—	—	—	1,727,163	1,727,163
Transatlantic Holdings, Inc.	—	—	—	9,200	9,200	—	—	—	368,552	368,552
Unitrin, Inc.^	—	—	—	18,642	18,642	—	—	—	297,153	297,153
Unum Group	—	—	—	408,220	408,220	—	—	—	7,592,892	7,592,892
W.R. Berkley Corp.	—	—	—	62,649	62,649	—	—	—	1,942,119	1,942,119
Wesco Financial Corp.	—	—	—	590	590	—	—	—	169,861	169,861
White Mountains Insurance Group Ltd.	—	—	—	4,064	4,064	—	—	—	1,085,535	1,085,535
XL Capital Ltd., Class A	—	—	—	148,235	148,235	—	—	—	548,470	548,470

						1,784,800	12,272,918	—	86,090,664	100,148,382	6.2%

Real Estate Investment Trusts (REIT’s)
Acadia Realty Trust (REIT)	—	—	244,616		244,616	—	—	3,490,670	—	3,490,670
Alexandria Real Estate Equities, Inc. (REIT)^	—	—	—	14,770	14,770	—	—	—	891,222	891,222
AMB Property Corp. (REIT)^	—	—	234,545	44,500	279,045	—	—	5,493,044	1,042,190	6,535,234
Annaly Capital Management, Inc. (REIT)^	—	—	—	572,468	572,468	—	—	—	9,085,067	9,085,067
Apartment Investment & Management Co. (REIT), Class A^	—	—	1,927	31,459	33,386	—	—	22,257	363,351	385,608
AvalonBay Communities, Inc. (REIT)^	—	—	514,301	35,196	549,497	—	—	31,156,355	2,132,174	33,288,529
Boston Properties, Inc. (REIT)^	—	—	507,333	54,749	562,082	—	—	27,903,315	3,011,195	30,914,510
Brandywine Realty Trust (REIT)^	—	—	25,501	39,736	65,237	—	—	196,613	306,365	502,978
BRE Properties, Inc. (REIT)^	—	—	39,894	22,161	62,055	—	—	1,116,234	620,065	1,736,299
Brookfield Properties Corp.	—	—	2,068,966	—	2,068,966	—	—	15,993,107	—	15,993,107
Camden Property Trust (REIT)^	—	—	495,753	8,720	504,473	—	—	15,536,899	273,285	15,810,184
CapitalSource, Inc. (REIT)^	—	—	—	87,046	87,046	—	—	—	402,153	402,153
Care Investment Trust, Inc.	—	—	100,300	—	100,300	—	—	781,337	—	781,337
CBL & Associates Properties, Inc. (REIT)^	—	—	—	30,078	30,078	—	—	—	195,507	195,507
DCT Industrial Trust, Inc. (REIT)	—	—	369,231	—	369,231	—	—	1,868,309	—	1,868,309
Developers Diversified Realty Corp. (REIT)^	—	—	67,717	53,662	121,379	—	—	330,459	261,871	592,330
Digital Realty Trust, Inc. (REIT)^	—	—	—	10,292	10,292	—	—	—	338,092	338,092
Douglas Emmett, Inc. (REIT)^	—	—	221,204	55,816	277,020	—	—	2,888,924	728,957	3,617,881
Duke Realty Corp. (REIT)^	—	—	517,759	67,410	585,169	—	—	5,674,639	738,814	6,413,453
Equity Lifestyle Properties, Inc. (REIT)	—	—	227,730	—	227,730	—	—	8,735,723	—	8,735,723
Equity One, Inc. (REIT)	—	—	11,646	—	11,646	—	—	206,134	—	206,134
Equity Residential (REIT)^	—	—	848,489	123,638	972,127	—	—	25,301,942	3,686,885	28,988,827
Essex Property Trust (REIT)^	—	—	—	9,151	9,151	—	—	—	702,339	702,339
Extendicare Real Estate Investment Trust (REIT)	—	—	30,160	—	30,160	—	—	142,921	—	142,921
Federal Realty Investment Trust (REIT)^	—	—	256,322	18,992	275,314	—	—	15,912,470	1,179,023	17,091,493
Forest City Enterprises, Inc., Class A	—	—	562,175	—	562,175	—	—	3,766,573	—	3,766,573
General Growth Properties, Inc. (REIT)^	—	—	—	48,044	48,044	—	—	—	61,977	61,977
HCP, Inc. (REIT)^	—	—	374,528	101,498	476,026	—	—	10,400,643	2,818,599	13,219,242
Health Care REIT, Inc. (REIT)^	—	—	—	41,118	41,118	—	—	—	1,735,180	1,735,180
Healthcare Realty Trust, Inc. (REIT)	—	—	697,836	—	697,836	—	—	16,385,189	—	16,385,189
Highwoods Properties, Inc. (REIT)	—	—	21,517	—	21,517	—	—	588,705	—	588,705
Hospitality Properties Trust (REIT)^	—	—	—	43,761	43,761	—	—	—	650,726	650,726
Host Hotels & Resorts, Inc. (REIT)^	—	—	2,158,381	240,431	2,398,812	—	—	16,338,944	1,820,063	18,159,007
HRPT Properties Trust (REIT)^	—	—	—	102,293	102,293	—	—	—	344,727	344,727
iStar Financial, Inc. (REIT)^	—	—	—	60,846	60,846	—	—	—	135,687	135,687
Kilroy Realty Corp. (REIT)^	—	—	77,471	13,522	90,993	—	—	2,592,180	452,446	3,044,626
Kimco Realty Corp. (REIT)^	—	—	—	249,745	249,745	—	—	—	4,565,339	4,565,339
Liberty Property Trust (REIT)	—	—	450,394	44,534	494,928	—	—	10,282,495	1,016,711	11,299,206
Macerich Co. (REIT)	—	—	37,941	—	37,941	—	—	689,009	—	689,009
Mack-Cali Realty Corp. (REIT)^	—	—	608,709	30,215	638,924	—	—	14,913,370	740,267	15,653,637
Nationwide Health Properties, Inc. (REIT)^	—	—	—	39,690	39,690	—	—	—	1,139,897	1,139,897
Parkway Properties, Inc./Maryland (REIT)	—	—	41,822	—	41,822	—	—	752,796	—	752,796
Plum Creek Timber Co., Inc. (REIT)^	—	—	421,062	53,078	474,140	—	—	14,627,694	1,843,930	16,471,624
Post Properties, Inc. (REIT)	—	—	527,413	—	527,413	—	—	8,702,314	—	8,702,314
ProLogis (REIT)^	—	—	—	120,797	120,797	—	—	—	1,677,870	1,677,870
PS Business Parks, Inc. (REIT)	—	—	78,702	—	78,702	—	—	3,514,831	—	3,514,831
Public Storage (REIT)	—	—	238,547	57,807	296,354	—	—	18,964,486	4,595,656	23,560,142
Ramco-Gershenson Properties Trust (REIT)	—	—	116,526	—	116,526	—	—	720,131	—	720,131
Rayonier, Inc. (REIT)	—	—	—	31,214	31,214	—	—	—	978,559	978,559
Regency Centers Corp. (REIT)^	—	—	509,310	31,930	541,240	—	—	23,784,777	1,491,131	25,275,908
Senior Housing Properties Trust (REIT)	—	—	881,891	—	881,891	—	—	15,803,487	—	15,803,487
Simon Property Group, Inc. (REIT)	—	—	702,003	—	702,003	—	—	37,297,419	—	37,297,419
SL Green Realty Corp. (REIT)^	—	—	11,580	26,850	38,430	—	—	299,922	695,415	995,337
Sovran Self Storage, Inc. (REIT)	—	—	85,358	—	85,358	—	—	3,072,888	—	3,072,888
Strategic Hotels & Resorts, Inc. (REIT)	—	—	1,098,207	—	1,098,207	—	—	1,844,988	—	1,844,988
Taubman Centers, Inc. (REIT)	—	—	103,688	—	103,688	—	—	2,639,896	—	2,639,896
UDR, Inc. (REIT)^	—	—	—	61,837	61,837	—	—	—	852,732	852,732
Ventas, Inc. (REIT)^	—	—	295,874	49,432	345,306	—	—	9,932,490	1,659,432	11,591,922
Vornado Realty Trust (REIT)^	—	—	312,217	62,194	374,411	—	—	18,842,296	3,753,408	22,595,704
Weingarten Realty Investors (REIT)^	—	—	7,874	34,209	42,083	—	—	162,913	707,784	870,697

						—	—	399,671,788	59,696,091	459,367,879	28.4%

Real Estate Management & Development
CB Richard Ellis Group, Inc., Class A*^	354,600	—	—	64,077	418,677	1,531,872	—	—	276,813	1,808,685
Jones Lang LaSalle, Inc.^	58,500	—	—	15,653	74,153	1,620,450	—	—	433,588	2,054,038
St. Joe Co.*^	—	—	—	6,602	6,602	—	—	—	160,560	160,560

						3,152,322	—	—	870,961	4,023,283	0.3%

Thrifts & Mortgage Finance
Astoria Financial Corp.	—	—	—	38,771	38,771	—	—	—	638,946	638,946
Beneficial Mutual Bancorp, Inc.*^	—	—	—	22,506	22,506	—	—	—	253,193	253,193
Capitol Federal Financial^	—	—	—	6,500	6,500	—	—	—	296,400	296,400
Hudson City Bancorp, Inc.	—	—	—	155,111	155,111	—	—	—	2,475,572	2,475,572
MGIC Investment Corp.^	—	—	—	55,859	55,859	—	—	—	194,389	194,389
New York Community Bancorp, Inc.	—	—	—	157,722	157,722	—	—	—	1,886,355	1,886,355
People’s United Financial, Inc.	—	—	—	158,239	158,239	—	—	—	2,821,401	2,821,401
Sovereign Bancorp, Inc.*^	—	—	—	689,854	689,854	—	—	—	2,055,765	2,055,765
TFS Financial Corp.^	—	—	—	38,537	38,537	—	—	—	497,127	497,127
Tree.com, Inc.*	—	—	—	2,430	2,430	—	—	—	6,318	6,318
Washington Federal, Inc.^	—	—	—	39,831	39,831	—	—	—	595,872	595,872

						—	—	—	11,721,338	11,721,338	0.7%

Total Financials						11,596,987	28,510,841	399,671,788	226,123,370	665,902,986	41.2%

Health Care (13.0%)
Biotechnology
Theravance, Inc.*^	—	—	—	214,500	214,500	—	—	—	2,657,655	2,657,655

						—	—	—	2,657,655	2,657,655	0.2%

Health Care Equipment & Supplies
Advanced Medical Optics, Inc.*^	—	—	—	3,300	3,300	—	—	—	21,813	21,813
Baxter International, Inc.	24,300	—	—	—	24,300	1,302,237	—	—	—	1,302,237
Beckman Coulter, Inc.	—	—	—	5,464	5,464	—	—	—	240,088	240,088
Cooper Cos., Inc.^	—	—	—	20,408	20,408	—	—	—	334,691	334,691
Covidien Ltd.	—	94,200	—	—	94,200	—	3,413,808	—	—	3,413,808
Hill-Rom Holdings, Inc.^	—	—	—	24,437	24,437	—	—	—	402,233	402,233
Hologic, Inc.*^	—	—	—	58,790	58,790	—	—	—	768,385	768,385
Hospira, Inc.*	—	—	—	62,723	62,723	—	—	—	1,682,231	1,682,231
Inverness Medical Innovations, Inc.*^	—	—	—	17,378	17,378	—	—	—	328,618	328,618
Teleflex, Inc.	—	—	—	17,936	17,936	—	—	—	898,594	898,594
West Pharmaceutical Services, Inc.^	—	—	—	106,400	106,400	—	—	—	4,018,728	4,018,728

						1,302,237	3,413,808	—	8,695,381	13,411,426	0.8%

Health Care Providers & Services
AmerisourceBergen Corp.	—	—	—	138,147	138,147	—	—	—	4,926,322	4,926,322
Assisted Living Concepts, Inc., Class A*	—	—	756,589	—	756,589	—	—	3,139,844	—	3,139,844
Brookdale Senior Living, Inc.^	—	—	—	16,500	16,500	—	—	—	92,070	92,070
CIGNA Corp.	—	—	—	255,459	255,459	—	—	—	4,304,484	4,304,484
Community Health Systems, Inc.*^	—	—	—	33,398	33,398	—	—	—	486,943	486,943
Coventry Health Care, Inc.*	—	—	—	55,486	55,486	—	—	—	825,632	825,632
DaVita, Inc.*	—	—	—	7,865	7,865	—	—	—	389,868	389,868
Health Management Associates, Inc., Class A*^	—	—	—	38,100	38,100	—	—	—	68,199	68,199
Health Net, Inc.*^	—	—	—	45,457	45,457	—	—	—	495,027	495,027
HealthSouth Corp.*^	—	327,100	—	—	327,100	—	3,585,016	—	—	3,585,016
Henry Schein, Inc.*	—	—	—	3,000	3,000	—	—	—	110,070	110,070
Humana, Inc.*	—	—	—	118,743	118,743	—	—	—	4,426,739	4,426,739
Laboratory Corp. of America Holdings*^	20,100	—	—	44,300	64,400	1,294,641	—	—	2,853,363	4,148,004
LifePoint Hospitals, Inc.*^	—	—	—	24,265	24,265	—	—	—	554,212	554,212
Lincare Holdings, Inc.*	—	—	—	3,000	3,000	—	—	—	80,790	80,790
Omnicare, Inc.	—	—	—	45,243	45,243	—	—	—	1,255,946	1,255,946
Pediatrix Medical Group, Inc.*^	—	—	—	3,200	3,200	—	—	—	101,440	101,440
Quest Diagnostics, Inc.	—	—	—	12,844	12,844	—	—	—	666,732	666,732
Tenet Healthcare Corp.*	—	—	—	94,234	94,234	—	—	—	108,369	108,369
Universal Health Services, Inc., Class B	—	—	—	21,741	21,741	—	—	—	816,809	816,809

						1,294,641	3,585,016	3,139,844	22,563,015	30,582,516	1.9%

Health Care Technology
HLTH Corp.*^	—	—	—	59,383	59,383	—	—	—	621,146	621,146
IMS Health, Inc.	157,300	—	—	64,416	221,716	2,384,668	—	—	976,547	3,361,215

						2,384,668	—	—	1,597,693	3,982,361	0.2%

Life Sciences Tools & Services
Charles River Laboratories International, Inc.*^	—	—	—	16,658	16,658	—	—	—	436,440	436,440
Life Technologies Corp.*	—	—	—	27,487	27,487	—	—	—	640,722	640,722
PerkinElmer, Inc.^	—	—	—	29,305	29,305	—	—	—	407,632	407,632
Thermo Fisher Scientific, Inc.*	37,900	—	—	—	37,900	1,291,253	—	—	—	1,291,253

						1,291,253	—	—	1,484,794	2,776,047	0.2%

Pharmaceuticals
Endo Pharmaceuticals Holdings, Inc.*	—	—	—	72,100	72,100	—	—	—	1,865,948	1,865,948
Forest Laboratories, Inc.*	—	—	—	127,796	127,796	—	—	—	3,254,964	3,254,964
King Pharmaceuticals, Inc.*	—	710,658	—	112,649	823,307	—	7,547,188	—	1,196,332	8,743,520
Mylan, Inc.*^	—	727,457	—	113,769	841,226	—	7,194,550	—	1,125,176	8,319,726
Watson Pharmaceuticals, Inc.*	—	—	—	24,350	24,350	—	—	—	646,980	646,980

						—	14,741,738	—	8,089,400	22,831,138	1.4%

Total Health Care						6,272,799	21,740,562	3,139,844	45,087,938	76,241,143	4.7%

Industrials
Aerospace & Defense
Alliant Techsystems, Inc.*^	—	—	—	65,642	65,642	—	—	—	5,629,458	5,629,458
BE Aerospace, Inc.*^	—	—	—	3,000	3,000	—	—	—	23,070	23,070
L-3 Communications Holdings, Inc.	—	—	—	12,561	12,561	—	—	—	926,750	926,750
Spirit AeroSystems Holdings, Inc., Class A*^	—	—	—	46,864	46,864	—	—	—	476,607	476,607

						—	—	—	7,055,885	7,055,885	0.4%

See notes to pro-forma financial statements.

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares					Value (Note 1)
	EQ/Ariel Appreciation II	EQ/Lord Abbett Mid Cap Value	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	EQ/Ariel Appreciation II	EQ/Lord Abbett Mid Cap Value	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets

Air Frieght & Logistics
Uti Worldwide, Inc.	—	—	—	4,400	4,400	—	—	—	63,096	63,096

						—	—	—	63,096	63,096	0.0%

Airlines
AMR Corp.*	—	—	—	63,730	63,730	—	—	—	679,999	679,999
Continental Airlines, Inc., Class B*^	—	—	—	49,860	49,860	—	—	—	900,472	900,472
Copa Holdings S.A., Class A	—	—	—	3,700	3,700	—	—	—	112,184	112,184
Delta Air Lines, Inc.*	—	—	—	1,078,538	1,078,538	—	—	—	12,360,045	12,360,045
Southwest Airlines Co.	—	—	—	334,676	334,676	—	—	—	2,884,907	2,884,907

						—	—	—	16,937,607	16,937,607	1.0%

Building Products
Armstrong World Industries, Inc.^	—	—	—	9,300	9,300	—	—	—	201,066	201,066
Masco Corp.	—	—	—	166,487	166,487	—	—	—	1,853,000	1,853,000
Owens Corning, Inc.*^	—	121,700	—	35,133	156,833	—	2,105,410	—	607,801	2,713,211
USG Corp.*	—	—	—	13,498	13,498	—	—	—	108,524	108,524

						—	2,105,410	—	2,770,391	4,875,801	0.3%

Commercial Services & Supplies
Avery Dennison Corp.^	—	—	—	48,510	48,510	—	—	—	1,587,732	1,587,732
Cintas Corp.	—	—	—	59,808	59,808	—	—	—	1,389,340	1,389,340
Copart, Inc.*^	—	—	—	40,500	40,500	—	—	—	1,101,195	1,101,195
Corrections Corp. of America*^	—	—	—	6,600	6,600	—	—	—	107,976	107,976
Pitney Bowes, Inc.	—	—	—	9,200	9,200	—	—	—	234,416	234,416
R.R. Donnelley & Sons Co.	—	279,143	—	225,729	504,872	—	3,790,762	—	3,065,400	6,856,162
Republic Services, Inc.	—	214,264	—	83,226	297,490	—	5,311,604	—	2,063,172	7,374,776
Steelcase, Inc., Class A	—	—	—	27,690	27,690	—	—	—	155,618	155,618

						—	9,102,366	—	9,704,849	18,807,215	1.2%

Construction & Engineering
Aecom Technology Corp.*^	—	—	—	4,900	4,900	—	—	—	150,577	150,577
KBR, Inc.^	—	190,631	—	14,900	205,531	—	2,897,591	—	226,480	3,124,071
Quanta Services, Inc.*	—	—	—	19,774	19,774	—	—	—	391,525	391,525
URS Corp.*^	—	—	—	105,102	105,102	—	—	—	4,285,009	4,285,009

						—	2,897,591	—	5,053,591	7,951,182	0.5%

Electrical Equipment
Cooper Industries Ltd., Class A	—	—	—	18,617	18,617	—	—	—	544,175	544,175
Hubbell, Inc., Class B^	—	89,534	—	14,323	103,857	—	2,925,971	—	468,075	3,394,046
Thomas & Betts Corp.*^	—	—	—	27,035	27,035	—	—	—	649,381	649,381

						—	2,925,971	—	1,661,631	4,587,602	0.3%

Industrial Conglomerates
Carlisle Cos., Inc.^	—	—	—	24,340	24,340	—	—	—	503,838	503,838
Textron, Inc.	—	165,300	—	—	165,300	—	2,292,711	—	—	2,292,711
Tyco International Ltd.	—	108,000	—	—	108,000	—	2,332,800	—	—	2,332,800

						—	4,625,511	—	503,838	5,129,349	0.3%

Machinery
AGCO Corp.*	—	—	—	33,998	33,998	—	—	—	802,013	802,013
Crane Co.	—	—	—	22,695	22,695	—	—	—	391,262	391,262
Cummins, Inc.	—	91,540	—	—	91,540	—	2,446,864	—	—	2,446,864
Dover Corp.	—	—	—	59,526	59,526	—	—	—	1,959,596	1,959,596
Eaton Corp.	—	55,900	—	41,320	97,220	—	2,778,789	—	2,054,017	4,832,806
Flowserve Corp.^	—	—	—	14,516	14,516	—		—	747,574	747,574
Gardner Denver, Inc.*	—	—	—	24,502	24,502	—	—	—	571,877	571,877
IDEX Corp.^	—	—	—	4,200	4,200	—	—	—	101,430	101,430
Illinois Tool Works, Inc.	41,500	—	—	—	41,500	1,454,575	—	—	—	1,454,575
Ingersoll-Rand Co., Ltd., Class A	—	—	—	118,950	118,950	—	—	—	2,063,782	2,063,782
ITT Corp.	—	—	—	19,991	19,991	—		—	919,386	919,386
Kennametal, Inc.	—	—	—	28,236	28,236	—	—	—	626,557	626,557
Lincoln Electric Holdings, Inc.^	—	—	—	6,155	6,155	—	—	—	313,474	313,474
Oshkosh Corp.^	—	—	—	10,500	10,500	—	—	—	93,345	93,345
Pentair, Inc.	—	32,200	—	187,192	219,392	—	762,174	—	4,430,835	5,193,009
Terex Corp.*^	—	—	—	45,199	45,199	—	—	—	782,847	782,847
Timken Co.	—	249,090	—	36,097	285,187	—	4,889,637	—	708,584	5,598,221
Trinity Industries, Inc.^	—	—	—	36,252	36,252	—	—	—	571,331	571,331

						1,454,575	10,877,464	—	17,137,910	29,469,949	1.8%

Marine
Alexander & Baldwin, Inc.^	—	—	—	18,491	18,491	—	—	—	463,384	463,384

						—	—	—	463,384	463,384	0.0%

Professional Services
Dun & Bradstreet Corp.	20,900	—	—	7,392	28,292	1,613,480	—	—	570,662	2,184,142
Equifax, Inc.	70,800	—	—	27,782	98,582	1,877,616	—	—	736,779	2,614,395
Manpower, Inc.	—	—	—	33,551	33,551	—	—	—	1,140,399	1,140,399

						3,491,096	—	—	2,447,840	5,938,936	0.4%

Road & Rail
Avis Budget Group, Inc.*^	—	—	—	46,800	46,800	—	—	—	32,760	32,760
Con-way, Inc.^	—	—	—	99,666	99,666	—	—	—	2,651,116	2,651,116
Hertz Global Holdings, Inc.*^	—	—	—	136,563	136,563	—	—	—	692,374	692,374
Kansas City Southern*^	—	—	—	7,900	7,900	—	—	—	150,495	150,495
Ryder System, Inc.	—	—	—	17,779	17,779	—	—	—	689,470	689,470

						—	—	—	4,216,215	4,216,215	0.3%

Trading Companies & Distributors
GATX Corp.^	—	—	—	19,750	19,750	—	—	—	611,658	611,658
United Rentals, Inc.*^	—	—	—	27,175	27,175	—	—	—	247,836	247,836
WESCO International, Inc.*^	—	—	—	5,200	5,200	—	—	—	99,996	99,996
W.W. Grainger, Inc.	—	42,953	—	—	42,953	—	3,386,415	—	—	3,386,415

						—	3,386,415	—	959,490	4,345,905	0.3%

Total Industrials						4,945,671	35,920,728	—	68,975,727	109,842,126	6.8%

Information Technology
Communications Equipment
ADC Telecommunications, Inc.*^	—	455,616	—	53,333	508,949	—	2,492,220	—	291,731	2,783,951
Brocade Communications Systems, Inc.*^	—	—	—	144,654	144,654	—	—	—	405,031	405,031
EchoStar Corp., Class A*^	—	—	—	17,633	17,633				262,203	262,203
JDS Uniphase Corp.*^	—	804,605	—	299,832	1,104,437	—	2,936,808	—	1,094,387	4,031,195
Tellabs, Inc.*	—	974,349	—	182,682	1,157,031	—	4,014,318	—	752,650	4,766,968

						—	9,443,346	—	2,806,002	12,249,348	0.8%

Computers & Peripherals
Diebold, Inc.	—	—	—	5,000	5,000	—	—	—	140,450	140,450
Lexmark International, Inc., Class A*	—	—	—	35,605	35,605	—	—	—	957,775	957,775
NCR Corp.*	—	—	—	7,700	7,700	—	—	—	108,878	108,878
NetApp, Inc.*^	—	—	—	119,000	119,000	—	—	—	1,662,430	1,662,430
QLogic Corp.*	—	—	—	60,964	60,964	—	—	—	819,356	819,356
SanDisk Corp.*^	—	—	—	82,949	82,949	—	—	—	796,310	796,310
Seagate Technology	—	—	—	333,824	333,824	—	—	—	1,478,840	1,478,840
Sun Microsystems, Inc.*	—	—	—	335,230	335,230	—	—	—	1,280,579	1,280,579
Teradata Corp.*	—	—	—	42,234	42,234	—	—	—	626,330	626,330

						—	—	—	7,870,948	7,870,948	0.5%

Electronic Equipment, Instruments & Components
Anixter International, Inc.*	50,600	—	—	—	50,600	1,524,072	—	—	—	1,524,072
Arrow Electronics, Inc.*	—	—	—	300,331	300,331	—	—	—	5,658,236	5,658,236
Avnet, Inc.*	—	—	—	38,946	38,946	—	—	—	709,207	709,207
AVX Corp.^	—	—	—	21,000	21,000	—	—	—	166,740	166,740
Flextronics International Ltd.*	—	—	—	633,381	633,381	—	—	—	1,621,455	1,621,455
Ingram Micro, Inc., Class A*	—	—	—	76,304	76,304	—	—	—	1,021,711	1,021,711
Jabil Circuit, Inc.	—	—	—	48,472	48,472	—	—	—	327,186	327,186
Kingboard Laminates Holdings Ltd.	—	—	—	6,013,000	6,013,000	—	—	—	1,410,612	1,410,612
Molex, Inc.^	—	—	—	45,196	45,196	—	—	—	654,890	654,890
Tech Data Corp.*^	—	—	—	20,577	20,577	—	—	—	367,094	367,094
Vishay Intertechnology, Inc.*	—	—	—	83,374	83,374	—	—	—	285,139	285,139

						1,524,072	—	—	12,222,270	13,746,342	0.8%

Internet Software & Services
IAC/InterActiveCorp*	—	—	—	36,455	36,455	—	—	—	573,437	573,437

						—	—	—	573,437	573,437	0.0%

IT Services
Accenture Ltd., Class A	71,200	—	—	—	71,200	2,334,648	—	—	—	2,334,648
Affiliated Computer Services, Inc., Class A*	—	—	—	29,564	29,564	—	—	—	1,358,466	1,358,466
CACI International, Inc., Class A*^	—	—	—	116,200	116,200	—	—	—	5,239,458	5,239,458
Computer Sciences Corp.*^	—	—	—	69,129	69,129	—	—	—	2,429,193	2,429,193
Convergys Corp.*	—	—	—	55,318	55,318	—	—	—	354,589	354,589
DST Systems, Inc.*	—	—	—	3,900	3,900	—	—	—	148,122	148,122
Fidelity National Information Services, Inc.	—	—	—	68,858	68,858	—	—	—	1,120,320	1,120,320
Genpact Ltd*	—	—	—	1,500	1,500	—	—	—	12,330	12,330
Hewitt Associates, Inc., Class A*	68,000	—	—	—	68,000	1,929,840	—	—	—	1,929,840
Lender Processing Services, Inc.	—	—	—	34,274	34,274	—	—	—	1,009,369	1,009,369
SAIC, Inc.*	—	—	—	76,609	76,609	—	—	—	1,492,343	1,492,343
Unisys Corp.*	—	—	—	74,100	74,100	—	—	—	62,985	62,985

						4,264,488	—	—	13,227,175	17,491,663	1.1%

Office Electronics
Xerox Corp.	—	—	—	412,888	412,888	—	—	—	3,290,717	3,290,717
Zebra Technologies Corp., Class A*^	—	—	—	2,000	2,000	—	—	—	40,520	40,520

						—	—	—	3,331,237	3,331,237	0.2%

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*^	—	—	—	237,716	237,716	—	—	—	513,467	513,467
Atmel Corp.*^	—	—	—	74,700	74,700	—	—	—	233,811	233,811
Cree, Inc.*^	—	—	—	23,840	23,840	—	—	—	378,341	378,341
Fairchild Semiconductor International, Inc.*^	—	—	—	56,524	56,524	—	—	—	276,402	276,402
Integrated Device Technology, Inc.*	—	—	—	42,671	42,671	—	—	—	239,384	239,384
International Rectifier Corp.*^	—	—	—	25,622	25,622	—	—	—	345,897	345,897
Intersil Corp., Class A	—	—	—	36,501	36,501	—	—	—	335,444	335,444
KLA-Tencor Corp.	—	—	—	5,000	5,000	—	—	—	108,950	108,950
Lam Research Corp.*^	—	—	—	4,900	4,900	—	—	—	104,272	104,272
LSI Corp.*^	—	—	—	69,899	69,899	—	—	—	229,968	229,968
Marvell Technology Group Ltd.*	—	169,700	—	—	169,700	—	1,131,899	—	—	1,131,899
Micron Technology, Inc.*^	—	—	—	305,859	305,859	—	—	—	807,468	807,468
Novellus Systems, Inc.*^	—	—	—	31,663	31,663	—	—	—	390,721	390,721
Teradyne, Inc.*	—	—	—	311,500	311,500	—	—	—	1,314,530	1,314,530
Varian Semiconductor Equipment Associates, Inc.*^	—	—	—	249,950	249,950	—	—	—	4,529,094	4,529,094

						—	1,131,899	—	9,807,749	10,939,648	0.7%

See notes to pro-forma financial statements.

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares					Value (Note 1)					% of Net Assets
	EQ/Ariel Appreciation II	EQ/Lord Abbett Mid Cap Value	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	EQ/Ariel Appreciation II	EQ/Lord Abbett Mid Cap Value	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma
Software
Amdocs Ltd.*	—	—	—	51,482	51,482	—	—	—	941,606	941,606
CA, Inc.	—	—	—	95,345	95,345	—	—	—	1,766,743	1,766,743
Cadence Design Systems, Inc.*^	—	—	—	115,439	115,439	—	—	—	422,507	422,507
Compuware Corp.*	—	—	—	48,984	48,984	—	—	—	330,642	330,642
McAfee, Inc.*^	—	149,504	—	142,385	291,889	—	5,168,353	—	4,922,249	10,090,602
Novell, Inc.*	—	—	—	87,727	87,727	—	—	—	341,258	341,258
Sybase, Inc.*	—	110,140	—	—	110,140	—	2,728,168	—	—	2,728,168
Synopsys, Inc.*	—	—	—	64,692	64,692	—	—	—	1,198,096	1,198,096

						—	7,896,521	—	9,923,101	17,819,622	1.1%

Total Information Technology						5,788,560	18,471,766	—	59,761,919	84,022,245	5.2%

Materials
Chemicals
Agrium, Inc.	—	—	—	51,200	51,200	—	—	—	1,747,456	1,747,456
Ashland, Inc.	—	—	—	31,476	31,476	—	—	—	330,813	330,813
Cabot Corp.^	—	—	—	28,855	28,855	—	—	—	441,481	441,481
Celanese Corp., Class A	—	—	—	169,700	169,700	—	—	—	2,109,371	2,109,371
Chemtura Corp.	—	—	—	100,933	100,933	—	—	—	141,306	141,306
Cytec Industries, Inc.^	—	—	—	21,327	21,327	—	—	—	452,559	452,559
Eastman Chemical Co.^	—	108,652	—	34,856	143,508	—	3,445,355	—	1,105,284	4,550,639
FMC Corp.	—	—	—	136,443	136,443	—	—	—	6,103,095	6,103,095
Huntsman Corp.	—	—	—	64,763	64,763	—	—	—	222,785	222,785
Intrepid Potash, Inc.*^	—	—	—	6,900	6,900	—	—	—	143,313	143,313
JSR Corp.	—	—	—	26,900	26,900	—	—	—	302,752	302,752
Lubrizol Corp.^	—	—	—	31,219	31,219	—	—	—	1,136,059	1,136,059
Nalco Holding Co.	—	—	—	4,800	4,800	—	—	—	55,392	55,392
PPG Industries, Inc.	—	—	—	66,755	66,755	—	—	—	2,832,415	2,832,415
Rohm & Haas Co.	—	—	—	9,314	9,314	—	—	—	575,512	575,512
RPM International, Inc.^	—	—	—	58,871	58,871	—	—	—	782,396	782,396
Scotts Miracle-Gro Co., Class A^	—	—	—	4,200	4,200	—	—	—	124,824	124,824
Sigma-Aldrich Corp.^	—	—	—	27,913	27,913	—	—	—	1,179,045	1,179,045
Valhi, Inc.^	—	—	—	1,650	1,650	—	—	—	17,655	17,655
Valspar Corp.^	—	150,000	—	45,464	195,464	—	2,713,500	—	822,444	3,535,944

						—	6,158,855	—	20,625,957	26,784,812	1.7%

Construction Materials
Eagle Materials, Inc.	—	—	—	2,200	2,200	—	—	—	40,502	40,502
Martin Marietta Materials, Inc.^	—	—	—	1,400	1,400	—	—	—	135,912	135,912
Vulcan Materials Co.^	—	—	—	50,047	50,047	—	—	—	3,482,270	3,482,270

						—	—	—	3,658,684	3,658,684	0.2%

Containers & Packaging
AptarGroup, Inc.^	—	—	—	25,090	25,090	—	—	—	884,172	884,172
Ball Corp.	—	152,073	—	37,832	189,905	—	6,324,716	—	1,573,433	7,898,149
Bemis Co., Inc.	—	—	—	45,532	45,532	—	—	—	1,078,198	1,078,198
Greif, Inc., Class A	—	—	—	79,000	79,000	—	—	—	2,640,970	2,640,970
Owens-Illinois, Inc.*	—	—	—	180,325	180,325	—	—	—	4,928,282	4,928,282
Packaging Corp. of America^	—	—	—	35,646	35,646	—	—	—	479,795	479,795
Pactiv Corp.*	—	224,632	—	204,788	429,420	—	5,588,844	—	5,095,125	10,683,969
Sealed Air Corp.	—	—	—	73,240	73,240	—	—	—	1,094,206	1,094,206
Smurfit-Stone Container Corp.*^	—	—	—	116,006	116,006	—	—	—	29,582	29,582
Sonoco Products Co.	—	—	—	45,569	45,569	—	—	—	1,055,378	1,055,378
Temple-Inland, Inc.^	—	—	—	47,554	47,554	—	—	—	228,259	228,259

						—	11,913,560	—	19,087,400	31,000,960	1.9%

Metals & Mining
Carpenter Technology Corp.	—	—	—	18,842	18,842	—	—	—	387,015	387,015
Century Aluminum Co.*^	—	—	—	8,050	8,050	—	—	—	80,500	80,500
Cliffs Natural Resources, Inc.	—	—	—	59,100	59,100	—	—	—	1,513,551	1,513,551
Commercial Metals Co.^	—	—	—	53,101	53,101	—	—	—	630,309	630,309
Reliance Steel & Aluminum Co.^	—	—	—	28,086	28,086	—	—	—	560,035	560,035
Schnitzer Steel Industries, Inc., Class A^	—	—	—	8,600	8,600	—	—	—	323,790	323,790
Steel Dynamics, Inc.^	—	—	—	55,407	55,407	—	—	—	619,450	619,450
Titanium Metals Corp.^	—	—	—	31,218	31,218	—	—	—	275,030	275,030

						—	—	—	4,389,680	4,389,680	0.3%

Paper & Forest Products
Domtar Corp.*^	—	—	—	219,841	219,841	—	—	—	367,135	367,135
International Paper Co.	—	—	—	195,665	195,665	—	—	—	2,308,847	2,308,847
MeadWestvaco Corp.	—	—	—	78,834	78,834	—	—	—	882,152	882,152
Weyerhaeuser Co.^	—	—	—	96,986	96,986	—	—	—	2,968,741	2,968,741

						—	—	—	6,526,875	6,526,875	0.4%

Total Materials						—	18,072,415	—	54,288,596	72,361,011	4.5%

Telecommunication Services
Diversified Telecommunication Services
CenturyTel, Inc.^	—	203,297	—	45,441	248,738	—	5,556,107	—	1,241,903	6,798,010
Embarq Corp.	—	227,683	—	33,246	260,929	—	8,187,481	—	1,195,526	9,383,007
Frontier Communications Corp.^	—	—	—	114,491	114,491	—	—	—	1,000,651	1,000,651
Qwest Communications International, Inc.^	—	2,222,093	—	345,320	2,567,413	—	8,088,418	—	1,256,965	9,345,383
Windstream Corp.	—	726,900	—	101,958	828,858	—	6,687,480	—	938,014	7,625,494

						—	28,519,486	—	5,633,059	34,152,545	2.1%

Wireless Telecommunication Services
Clearwire Corp., Class A*	—	—	—	3,300	3,300	—	—	—	16,269	16,269
Crown Castle International Corp.*^	—	—	—	103,167	103,167	—	—	—	1,813,676	1,813,676
Leap Wireless International, Inc.*	—	—	—	22,394	22,394	—	—	—	602,174	602,174
Telephone & Data Systems, Inc.^	—	—	—	27,173	27,173	—	—	—	862,743	862,743
U.S. Cellular Corp.*	—	—	—	4,500	4,500	—	—	—	194,580	194,580

						—	—	—	3,489,442	3,489,442	0.2%

Total Telecommunication Services						—	28,519,486	—	9,122,501	37,641,987	2.3%

Utilities
Electric Utilities
American Electric Power Co., Inc.	—	—	—	183,501	183,501	—	—	—	6,106,913	6,106,913
DPL, Inc.^	—	—	—	48,060	48,060	—	—	—	1,097,690	1,097,690
Edison International	—	—	—	148,931	148,931	—	—	—	4,783,664	4,783,664
Great Plains Energy, Inc.^	—	—	—	54,296	54,296	—	—	—	1,049,542	1,049,542
Hawaiian Electric Industries, Inc.^	—	—	—	40,950	40,950	—	—	—	906,633	906,633
Northeast Utilities	—	258,802	—	324,439	583,241	—	6,226,776	—	7,806,002	14,032,778
NV Energy, Inc.	—	—	—	527,568	527,568	—	—	—	5,217,648	5,217,648
Pepco Holdings, Inc.	—	—	—	91,535	91,535	—	—	—	1,625,662	1,625,662
Pinnacle West Capital Corp.^	—	—	—	45,782	45,782	—	—	—	1,470,976	1,470,976
Progress Energy, Inc.	—	—	—	119,424	119,424	—	—	—	4,759,046	4,759,046

						—	6,226,776	—	34,823,776	41,050,552	2.6%

Gas Utilities
AGL Resources, Inc.^	—	—	—	35,073	35,073	—	—	—	1,099,538	1,099,538
Atmos Energy Corp.	—	—	—	41,289	41,289	—	—	—	978,549	978,549
Energen Corp.	—	—	—	26,742	26,742	—	—	—	784,343	784,343
National Fuel Gas Co.	—	—	—	37,197	37,197	—	—	—	1,165,382	1,165,382
ONEOK, Inc.	—	—	—	47,516	47,516	—	—	—	1,383,666	1,383,666
Questar Corp.	—	—	—	48,916	48,916	—	—	—	1,599,064	1,599,064
Southwest Gas Corp.	—	59,696	—	—	59,696	—	1,505,533	—	—	1,505,533
UGI Corp.	—	—	—	236,290	236,290	—	—	—	5,770,202	5,770,202

						—	1,505,533	—	12,780,744	14,286,277	0.9%

Independent Power Producers & Energy Traders
Constellation Energy Group, Inc.	—	—	—	7,000	7,000	—	—	—	175,630	175,630
Dynegy, Inc., Class A*	—	—	—	224,929	224,929	—	—	—	449,858	449,858
Mirant Corp.*	—	—	—	25,617	25,617	—	—	—	483,393	483,393
NRG Energy, Inc.*	—	—	—	66,746	66,746	—	—	—	1,557,184	1,557,184
Reliant Energy, Inc.*	—	—	—	157,039	157,039	—	—	—	907,685	907,685

						—	—	—	3,573,750	3,573,750	0.2%

Multi-Utilities
Alliant Energy Corp.	—	—	—	50,174	50,174	—	—	—	1,464,077	1,464,077
Ameren Corp.	—	183,058	—	96,179	279,237	—	6,088,509	—	3,198,914	9,287,423
CenterPoint Energy, Inc.	—	—	—	55,429	55,429	—	—	—	699,514	699,514
CMS Energy Corp.^	—	608,681	—	103,201	711,882	—	6,153,765	—	1,043,362	7,197,127
Consolidated Edison, Inc.^	—	—	—	124,596	124,596	—	—	—	4,850,522	4,850,522
DTE Energy Co.	—	—	—	74,613	74,613	—	—	—	2,661,446	2,661,446
Integrys Energy Group, Inc.^	—	—	—	34,738	34,738	—	—	—	1,493,039	1,493,039
MDU Resources Group, Inc.	—	—	—	84,238	84,238	—	—	—	1,817,856	1,817,856
NiSource, Inc.	—	453,843	—	124,953	578,796	—	4,978,658	—	1,370,734	6,349,392
NSTAR^	—	—	—	49,149	49,149	—	—	—	1,793,447	1,793,447
OGE Energy Corp.	—	—	—	42,096	42,096	—	—	—	1,085,235	1,085,235
PG&E Corp.	—	—	—	163,231	163,231	—	—	—	6,318,672	6,318,672
Puget Energy, Inc.	—	—	—	58,989	58,989	—	—	—	1,608,630	1,608,630
SCANA Corp.	—	—	—	53,672	53,672	—	—	—	1,910,723	1,910,723
Sempra Energy	—	—	—	114,406	114,406	—	—	—	4,877,128	4,877,128
TECO Energy, Inc.^	—	—	—	236,312	236,312	—	—	—	2,918,453	2,918,453
Vectren Corp.^	—	—	—	36,760	36,760	—	—	—	919,368	919,368
Wisconsin Energy Corp.^	—	—	—	167,794	167,794	—	—	—	7,043,992	7,043,992
Xcel Energy, Inc.	—	—	—	196,999	196,999	—	—	—	3,654,332	3,654,332

						—	17,220,932	—	50,729,444	67,950,376	4.2%

Water Utilities
American Water Works Co., Inc.^	—	—	—	29,300	29,300	—	—	—	611,784	611,784
Aqua America, Inc.^	—	—	—	60,940	60,940	—	—	—	1,254,755	1,254,755

						—	—	—	1,866,539	1,866,539	0.1%

Total Utilities						—	24,953,241	—	103,774,253	128,727,484	8.0%

Total Common Stocks						46,366,317	247,543,107	428,851,943	754,441,232	1,477,202,599	91.4%

(Cost $2,483,810,048)	69,395,666	386,718,695	714,813,003	1,312,882,684	2,483,810,048

Investment Companies
Exchange Traded Funds (ETFs)
iShares Morningstar Mid Core Index Fund^	—	—	—	32,066	32,066	—	—	—	1,588,229	1,588,229
iShares Morningstar Mid Growth Index Fund	—	—	—	38,630	38,630	—	—	—	2,060,524	2,060,524
iShares Morningstar Mid Value Index Fund	—	—	—	247,737	247,737	—	—	—	12,156,455	12,156,455
iShares Russell Midcap Growth Index Fund	—	—	—	40,154	40,154	—	—	—	1,257,623	1,257,623
iShares Russell Midcap Index Fund	—	—	—	10,519	10,519	—	—	—	628,195	628,195
iShares Russell Midcap Value Index Fund	—	—	—	1,614,105	1,614,105	—	—	—	45,905,146	45,905,146
iShares S&P MidCap 400 Growth Index Fund	—	—	—	16,600	16,600	—	—	—	920,470	920,470
iShares S&P MidCap 400 Index Fund	—	—	—	9,455	9,455	—	—	—	505,464	505,464
iShares S&P MidCap 400/BARRA Value Index Fund	—	—	—	545,062	545,062	—	—	—	27,427,520	27,427,520

						—	—	—	92,449,626	92,449,626

Total Investment Companies						—	—	—	92,449,626	92,449,626	5.7%

(Cost $161,592,060)	—	—	—	161,592,060	161,592,060

See notes to pro-forma financial statements.

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares					Value (Note 1)					% of Net Assets
	EQ/Ariel Appreciation II	EQ/Lord Abbett Mid Cap Value	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	EQ/Ariel Appreciation II	EQ/Lord Abbett Mid Cap Value	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma
	Principal Amount					Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities
U.S. Treasury Bills
.13%, 6/11/09 #(p)	—	—	—	$1,119,000	$1,119,000	—	—	—	1,118,343	1,118,343

						—	—	—	1,118,343	1,118,343	0.1%

Short-Term Investments of Cash Collateral for Securities Loaned
Caylon/New York
.41%, 7/2/10 (l)	—	—	—	9,996,736	9,996,736	—	—	—	9,582,071	9,582,071
CAM U.S. Finance S.A.U.
3.24%, 2/2/09 (l)	—	—	—	10,000,000	10,000,000	—	—	—	10,000,000	10,000,000
CC USA, Inc.
.38%, 2/12/09 (l)	—	—	—	14,998,663	14,998,663	—	—	—	14,998,663	14,998,663
Citigroup Funding, Inc.
.36%, 3/16/09 (l)	—	—	—	4,000,000	4,000,000	—	—	—	3,975,392	3,975,392
Goldman Sachs & Co. Repurchase Agreement
0.06%, 1/2/09 (r) (v)	—	20,956,121	—	119,404,254	140,360,375	—	20,956,121	—	119,404,254	140,360,375
Goldman Sachs Group, Inc.
.41%, 3/27/09 (l)	—	2,000,000	—	5,000,000	7,000,000	—	1,989,766	—	4,974,415	6,964,181
Links Finance LLC
.37%, 6/22/09 (l)	—	—	—	14,998,138	14,998,138	—	—	—	14,866,649	14,866,649
MassMutual Global Funding II
.40%, 3/26/10 (l)	—	—	—	10,000,000	10,000,000	—	—	—	9,909,500	9,909,500
Morgan Stanley
2.87%, 2/9/09 (l)	—	—	—	14,266,659	14,266,659	—	—	—	14,266,659	14,266,659
Wells Fargo & Co.
.17%, 8/3/09 (l)	—	—	—	5,000,000	5,000,000	—	—	—	4,871,030	4,871,030

Total Short-Term Investments of Cash Collateral for Securities Loaned						—	22,945,887	—	206,848,633	229,794,520	14.2%

Time Deposit
JP Morgan Chase Nassau
0.001%, 1/2/09	1,857,781	11,733,837	18,009,622	9,635,161	41,236,401	1,857,781	11,733,837	18,009,622	9,635,161	41,236,401

						1,857,781	11,733,837	18,009,622	9,635,161	41,236,401	2.6%

Total Short-Term Investments						1,857,781	34,679,724	18,009,622	217,602,137	272,149,264	16.8%

(Cost/Amortized Cost $272,975,120)	1,857,781	34,689,958	18,009,622	218,417,759	272,975,120

Total Investments						48,224,098	282,222,831	446,861,565	1,064,492,995	1,841,801,489	114.0%
(Cost/Amortized Cost $2,918,377,228)	71,253,447	421,408,653	732,822,625	1,692,892,503	2,918,377,228
Other Assets Less Liabilities						153,257	(22,670,917)	3,773,885	(206,971,584)	(225,715,359)	-14.0%

Net Assets (100%)						$48,377,355	$259,551,914	$450,635,450	$857,521,411	$1,616,086,130	100.0%

See notes to pro-forma financial statements.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

*	Non-income producing.
^	All, or a portion of security on loan (See Note 1).
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2008.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.500%-6.000%, maturing 11/1/19-12/1/38; Federal National Mortgage Association, 4.000%-7.000%, maturing 9/1/18-1/1/39; Government National Mortgage Association, 4.500%-11.500%, maturing 2/15/13-12/20/38.

Glossary:
ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

	EQ/Ariel Appreciation II Portfolio	EQ/Lord Abbett Mid Cap Value Portfolio	EQ/Van Kampen Real Estate Portfolio	EQ/Mid Cap Value Plus Portfolio	Combined Pro Forma
Level 1
Assets
Investments in Securities	$46,366,317	$247,543,107	$428,851,943	$839,767,677	$1,562,529,044
Other Investments*	—	—	—	337,116	337,116
Liabilities
Investments in Securities	—	—	—	—	—
Other Investments*	—	—	—	—	—
Level 1 Total	$46,366,317	$247,543,107	$428,851,943	$840,104,793	$1,562,866,160
Level 2
Assets
Investments in Securities	$1,857,781	$34,679,724	$18,009,622	$224,725,318	$279,272,445
Other Investments*	—	—	—	—	—
Liabilities
Investments in Securities	—	—	—	—	—
Other Investments*	—	—	—	—	—
Level 2 Total	$1,857,781	$34,679,724	$18,009,622	$224,725,318	$279,272,445
Level 3
Assets
Investments in Securities	—	—	—	—	—
Other Investments*	—	—	—	—	—
Liabilities
Investments in Securities	—	—	—	—	—
Other Investments*	—	—	—	—	—
Level 3 Total	—	—	—	—	—
Total	$48,224,098	$282,222,831	$446,861,565	$1,064,830,111	$1,842,138,605

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/deprecation on the investment.

At December 31, 2008 the EQ/Mid Cap Value Plus Portfolio* had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2008	Unrealized Appreciation
Purchase
S&P MidCap 400 E-Mini Index	161	March-09	$8,311,804	$8,648,920	$337,116

*	Other Portfolios did not hold futures.

	EQ/Ariel Appreciation II	EQ/Lord Abbett Mid Cap Value	EQ/Van Kampen Real Estate	EQ/Mid Cap Value PLUS	Pro Forma Adjustment		Pro-Forma Combined
Investments at Cost	71,253,447	421,408,653	732,822,625	1,573,488,249			2,798,972,974
Repurchase Agreements at Cost				119,404,254			119,404,254
Foreign Cash at Cost			2,483	47			2,530
Securities on loan at market value		22,823,582		207,739,526			230,563,108
ASSETS
Investments at Value	48,224,098	282,222,831	446,861,565	945,088,741			1,722,397,235
Repurchase Agreements				119,404,254			119,404,254
Cash				907,087			907,087
Foreign Cash			2,386	44			2,430
Dividends, interest, and other receivables	214,355	599,956	4,721,956	2,148,809			7,685,076
Receivable for securities sold				1,389,098			1,389,098
Receivable from Separate Accounts for Trust shares sold	34,059	112,796	220,726	42,296			409,877
Variation margin receivable on futures contracts				189,980			189,980
Other assets	245	1,665		14,047			15,957

Total assets	48,472,757	282,937,248	451,806,633	1,069,184,356	0		1,852,400,994

LIABILITIES
Payable for return of cash collateral on securities loaned		22,956,121		207,664,449			230,620,570
Payable to Separate Accounts for Trust shares redeemed	2,730	156,275	594,811	1,350,687			2,104,503
Payable for securities purchased				1,703,676			1,703,676
Investment management fees payable	19,698	127,322	310,992	354,447			812,459
Distribution fees payable- Class IB	9,269	42,923	73,384	168,056			293,632
Administrative fees payable	6,394	23,439	38,073	114,921			182,827
Recoupment fees payable				48,687			48,687
Trustees’ fees payable	160	1,496	1,412	14,378			17,446
Accrued expenses	57,151	77,758	152,511	243,644			531,064

Total liabilities	95,402	23,385,334	1,171,183	211,662,945	0		236,314,864

NET ASSETS	48,377,355	259,551,914	450,635,450	857,521,411	0		1,616,086,130

Net assets were comprised of:
Paid in capital	75,807,149	446,771,284	830,356,414	1,674,337,452			3,027,272,299
Accumulated undistributed net investment income (loss)	26,806	(781)	(3,432)	142,024			164,617
Accumulated undistributed net realized gain (loss)	(4,427,251)	(48,032,767)	(93,756,350)	(188,897,705)			(335,114,073)
Unrealized appreciation (depreciation) on investments	(23,029,349)	(139,185,822)	(285,961,182)	(628,060,360)			(1,076,236,713)

	48,377,355	259,551,914	450,635,450	857,521,411	0		1,616,086,130

Class IA Shares:
Net Assets	1,188,697	42,881,091	70,717,616	18,746,926			133,534,330
Shares outstanding	179,324	6,342,522	14,682,472	3,034,489	(2,624,146	) *	21,614,661

Net asset value, offering and redemption price per share	6.63	6.76	4.82	6.18			6.18

Class IB Shares:
Net Assets	47,188,658	216,670,823	379,917,834	838,774,485			1,482,551,800
Shares outstanding	7,104,975	32,015,399	78,935,622	137,510,905	(12,513,442	) *	243,053,459

Net asset value, offering and redemption price per share	6.64	6.77	4.81	6.10			6.10

STATEMENT OF OPERATIONS
Dividend Withholding Tax	—	—	158,629	13,059			171,688
INVESTMENT INCOME
Dividends	1,062,902	7,963,487	19,393,250	28,034,577			56,454,216
Interest	39,443	237,973	417,801	379,305			1,074,522
Securities lending (net)	42,245	490,488		2,051,144			2,583,877

Total income	1,144,590	8,691,948	19,811,051	30,465,026	0		60,112,615

EXPENSES
Investment management fees	419,384	2,438,661	5,909,108	7,161,285	(3,218,761	) (b)	12,709,677
Distribution fees- Class IB	137,603	709,152	1,348,115	3,192,990			5,387,860
Administrative fees	86,202	380,237	689,099	2,093,102	431,258	(b)	3,679,898
Printing and mailing expenses	15,957	77,486	127,214	256,741			477,398
Custodian fees	7,701	30,001	59,998	337,000	(30,300	) (a)(b)	404,400
Professional fees	47,177	51,516	55,067	67,393	(37,153	) (a)	184,000
Trustees’ fees	1,120	7,200	13,357	27,781			49,458
Miscellaneous	4,012	15,571	22,762	51,093	(5,000	) (a)	88,438

Gross expenses	719,156	3,709,824	8,224,720	13,187,385	(2,859,956)		22,981,129

Less: Waiver from investment advisor	(79,197)	(217,793)	(256,132)	(180,066)	733,188	(d)	0
Fees paid indirectly	(23,039)	(29,686)		(50,848)	52,725	(c)	(50,848)

Net expenses	616,920	3,462,345	7,968,588	12,956,471	(2,074,043)		22,930,281

NET INVESTMENT INCOME	527,670	5,229,603	11,842,463	17,508,555	2,074,043		37,182,334

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(4,417,797)	(47,354,036)	(93,502,764)	(168,742,051)			(314,016,648)
Futures				(3,494,509)			(3,494,509)
Foreign currency transactions			(12,503)	(3,700)			(16,203)

Net realized loss	(4,417,797)	(47,354,036)	(93,515,267)	(172,240,260)	0		(317,527,360)

Net change in unrealized appreciation (depreciation) on:
Securities	(23,056,683)	(124,446,577)	(201,642,810)	(450,269,357)			(799,415,427)
Futures				261,053			261,053
Foreign currency translations			13,027	(3,913)			9,114

Net change in unrealized appreciation (depreciation)	(23,056,683)	(124,446,577)	(201,629,783)	(450,012,217)	0		(799,145,260)

NET REALIZED AND UNREALIZED LOSS	(27,474,480)	(171,800,613)	(295,145,050)	(622,252,477)	0		(1,116,672,620)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,946,810)	(166,571,010)	(283,302,587)	(604,743,922)	2,074,043		(1,079,490,286)

*	Reflects retired shares of the 3 acquired portfolios.
(a)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(b)	Reflects adjustment in expenses due to effects of new contract rate.
(c)	Reflects adjustment to eliminate EQ/Ariel Appreciation’s and Lord Abbett Mid Cap Value’s fees paid indirectly.
(d)	Reflects decrease in waiver due to expense adjustment.

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(UNAUDITED—As of December 31, 2008)

NOTE 1 – BASIS OF COMBINATION:

On May 21, 2009 the Board of Trustees of EQ Advisors Trust (the “Trust”) approved a proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all assets of the EQ/Ariel Appreciation II Portfolio (“Appreciation Portfolio”), EQ/Lord Abbett Mid Cap Value Portfolio (“Mid Cap Value Portfolio”) and the EQ/Van Kampen Real Estate Portfolio (“Real Estate Portfolio”) to the EQ/Mid Cap Value PLUS Portfolio (“PLUS Portfolio”), each a series of the Trust, and the assumption by the PLUS Portfolio of all of the liabilities of the Appreciation Portfolio, Mid Cap Value Portfolio and Real Estate Portfolio in exchange for shares of the PLUS Portfolio having an aggregate value equal to the net assets of the Appreciation Portfolio, Mid Cap Value Portfolio and Real Estate Portfolio, the distribution of the PLUS Portfolio shares to the Appreciation Portfolio, Mid Cap Value Portfolio and Real Estate Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the Appreciation Portfolio, Mid Cap Value Portfolio, and Real Estate Portfolio.

The Mid Cap Value Portfolio’s annual contractual management fee equals 0.70% of average daily net assets for the first $1 billion, 0.65% of average daily net assets for the next $1 billion, 0.625% for the next $3 billion, 0.600% for the next $5 billion, and 0.575% of average daily net assets thereafter. The Appreciation Portfolio’s annual contractual management fee equals 0.75% of average daily net assets for the first $1 billion, 0.70% of average daily net assets for the next $1 billion, 0.675% for the next $3 billion, 0.650% for the next $5 billion, and 0.625% of average daily net assets thereafter. The Real Estate Portfolio’s annual contractual management fee equals 0.90% of average daily net assets for the first $1 billion, 0.85% of average daily net assets for the next $1 billion, 0.825% for the next $3 billion, 0.800% for the next $5 billion, and 0.775% of average daily net assets thereafter. The PLUS Portfolio’s annual contractual management fee rate equals 0.55% of average daily net assets for the first $2 billion, 0.50% of average daily net assets for the next $1 billion, 0.475% for the next $3 billion, 0.450% for the next $5 billion, and 0.425% of average daily net assets thereafter. The Reorganizations are subject to the approval of the shareholders of the Appreciation Portfolio, Mid Cap Value Portfolio and Real Estate Portfolio, respectively. A special meeting of these Portfolios’ shareholders will be held on or about August 26, 2009.

Each Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganizations occurred at December 31, 2008. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of the Appreciation Portfolio, Mid Cap Value Portfolio, Real Estate Portfolio and PLUS Portfolio at December 31, 2008. The unaudited pro forma statement of operations reflects the results of operations of the PLUS Portfolio as if it had acquired each of the Appreciation

Portfolio, Mid Cap Portfolio and Real Estate Portfolio at the beginning of the period ended December 31, 2008. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio under accounting principles generally accepted in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the PLUS Portfolio for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information.

Following the Reorganization, the Plus Portfolio will be the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies,” and include:

a.)	Portfolio Management—Each of the Portfolios has a similar investment objective.

b.)	Portfolio Composition—The portfolio composition of the merged entity will resemble the portfolio structure of the PLUS Portfolio.

c.)	Investment Objectives, Policies and Restrictions – Each of the Portfolios has the same fundamental and non-fundamental investment restrictions.

d.)	Expense Structure and Expense Ratios – The merged entity will have a lower expense structure and expense ratios than the Appreciation Portfolio, the Mid Cap Value Portfolio and the Real Estate Portfolio.

e.)	Asset Size

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Each of the Portfolios have substantially the same significant accounting policies, which are detailed in the historical financial statements referenced above in Note 1.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

NOTE 3 – SHARES:

The unaudited pro forma net asset value per share assumes additional common shares of beneficial interest issued in connection with the proposed acquisition of the Appreciation Portfolio, Mid Cap Value Portfolio and the Real Estate Portfolio by the PLUS Portfolio as of December 31, 2008. The number of additional shares issued was calculated based on the net assets of the Appreciation Portfolio, Mid Cap Value Portfolio, Real Estate Portfolio and net asset value per respective class of the PLUS Portfolio at December 31, 2008.

NOTE 4 – UNAUDITED PRO FORMA ADJUSTMENTS:

The accompanying unaudited pro forma financial statements reflect changes in the PLUS Portfolio’s shares as if the merger had taken place on December 31, 2008. AXA Equitable will bear the expenses of the Reorganization, which are estimated at approximately $358,000.

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares			Value (Note 1)
	EQ/Lord Abbett Mid Cap Value	EQ/Mid Cap Value Plus	Pro Forma	EQ/Lord Abbett Mid Cap Value	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets
COMMON STOCKS:
Consumer Discretionary
Auto Components
Autoliv, Inc.	—	33,438	33,438	$—	$717,580	$717,580
ArvinMeritor, Inc.	160,000	—	160,000	456,000	—	456,000
BorgWarner, Inc.^	—	6,800	6,800	—	148,036	148,036
Federal Mogul Corp.*^	—	10,500	10,500	—	44,415	44,415
Goodyear Tire & Rubber Co.*	410,200	38,431	448,631	2,448,894	229,433	2,678,327
TRW Automative Holdings Corp.*^	—	272,700	272,700	—	981,720	981,720

				2,904,894	2,121,184	5,026,078	0.5%

Automobiles
Ford Motor Co.*^	—	1,056,495	1,056,495	—	2,419,373	2,419,373
General Motors Corp.^	—	238,615	238,615	—	763,568	763,568
Harley-Davidson, Inc.^	—	12,003	12,003	—	203,691	203,691
Thor Industries, Inc.^	—	11,170	11,170	—	147,221	147,221

				—	3,533,853	3,533,853	0.3%

Distributors
Geniune Parts Co.	123,926	129,113	253,039	4,691,838	4,888,218	9,580,056	0.9%

Diversified Consumer Services
Career Education Corp.*	—	40,636	40,636	—	729,010	729,010
Service Corp. International^	—	121,547	121,547	—	604,088	604,088
Weight Watchers International, Inc.^	—	2,500	2,500	—	73,550	73,550

				—	1,406,648	1,406,648	0.1%

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	—	23,100	23,100	—	109,263	109,263
Brinker International, Inc.	352,084	—	352,084	3,710,965	—	3,710,965
Choice Hotels International, Inc.^	—	9,200	9,200	—	276,552	276,552
Darden Restaurants, Inc.	121,400	—	121,400	3,421,052	—	3,421,052
International Speedway Corp., Class A	—	14,697	14,697	—	422,245	422,245
Interval Leisure Group, Inc.*^	—	14,581	14,581	—	78,591	78,591
MGM MIRAGE*^	—	3,400	3,400	—	46,784	46,784
Orient-Express Hotels Ltd., Class A^	—	2,700	2,700	—	20,682	20,682
Royal Caribbean Cruises Ltd.^	—	63,372	63,372	—	871,365	871,365
Wyndham Worldwide Corp.	—	79,227	79,227	—	518,937	518,937

				7,132,017	2,344,419	9,476,436	0.8%

Household Durables
Black & Decker Corp.	—	27,887	27,887	—	1,165,955	1,165,955
Centex Corp.	—	56,899	56,899	—	605,405	605,405
D.R. Horton, Inc.^	—	144,613	144,613	—	1,022,414	1,022,414
Fortune Brands, Inc.	—	70,278	70,278	—	2,901,076	2,901,076
Harman International Industries, Inc.	—	6,800	6,800	—	113,764	113,764
Jarden Corp.*^	—	30,833	30,833	—	354,580	354,580
KB Home^	—	34,243	34,243	—	466,390	466,390
Leggett & Platt, Inc.^	—	74,515	74,515	—	1,131,883	1,131,883
Lennar Corp., Class A^	—	61,027	61,027	—	529,104	529,104
M.D.C. Holdings, Inc.^	—	190,131	190,131	—	5,760,969	5,760,969
Mohawk Industries, Inc.*	—	25,305	25,305	—	1,087,356	1,087,356
Newell Rubbermaid, Inc.	—	316,974	316,974	—	3,100,006	3,100,006
NVR, Inc.*	—	1,812	1,812	—	826,725	826,725
Pulte Homes, Inc.	—	73,932	73,932	—	808,077	808,077
Snap-On, Inc.	126,344	26,124	152,468	4,975,427	1,028,763	6,004,190
Stanley Works^	—	35,813	35,813	—	1,221,223	1,221,223
Toll Brothers, Inc.*^	—	173,069	173,069	—	3,708,869	3,708,869
Whirlpool Corp.^	—	34,166	34,166	—	1,412,764	1,412,764

				4,975,427	27,245,323	32,220,750	2.9%

Internet & Catalog Retail
Expedia, Inc.*^	—	95,362	95,362	—	785,783	785,783
HSN, Inc.*^	—	14,581	14,581	—	106,004	106,004
Liberty Media Corp., Interactive, Class A*	—	272,838	272,838	—	851,254	851,254
Ticketmaster Entertainment, Inc.*	—	14,581	14,581	—	93,610	93,610

				—	1,836,651	1,836,651	0.2%

Leisure Equipment & Products
Eastman Kodak Co.^	—	129,118	129,118	—	849,597	849,597
Hasbro, Inc.	—	32,471	32,471	—	947,179	947,179
Mattel, Inc.	—	165,588	165,588	—	2,649,408	2,649,408

				—	4,446,184	4,446,184	0.4%

Media
Ascent Media Corp., Class A *	—	6,391	6,391	—	139,579	139,579
Cablevision Systems Corp.—New York Group, Class A	—	100,731	100,731	—	1,696,310	1,696,310
CBS Corp., Class B	—	269,915	269,915	—	2,210,604	2,210,604
Clear Channel Outdoor Holdings, Inc., Class A*^	—	4,100	4,100	—	25,215	25,215
Discovery Communications, Inc., Class A*	—	62,095	62,095	—	879,265	879,265
Discovery Communications, Inc., Class C*	—	69,518	69,518	—	930,846	930,846
EW Scripps Co., Class A	—	13,400	13,400	—	29,614	29,614
Gannett Co., Inc.^	100,200	105,050	205,250	801,600	840,400	1,642,000
Hearst-Argyle Television, Inc.^	—	10,600	10,600	—	64,236	64,236
Interpublic Group of Cos., Inc.*	1,037,984	31,500	1,069,484	4,110,417	124,740	4,235,157
Liberty Global, Inc., Class A*^	—	69,536	69,536	—	1,107,013	1,107,013
Liberty Media Corp., Capital Series, Class A*	—	49,888	49,888	—	234,973	234,973
McGraw-Hill Cos., Inc.	—	74,279	74,279	—	1,722,530	1,722,530
Meredith Corp.	—	17,862	17,862	—	305,797	305,797
New York Times Co., Class A^	—	64,373	64,373	—	471,854	471,854
Regal Entertainment Group, Class A	—	36,188	36,188	—	369,480	369,480
Scripps Networks Interactive, Inc., Class A	—	39,893	39,893	—	877,646	877,646
Virgin Media, Inc.^	—	609,854	609,854	—	3,043,172	3,043,172
Warner Music Group Corp.^	—	19,400	19,400	—	58,588	58,588
Washington Post Co., Class B	—	2,857	2,857	—	1,114,944	1,114,944

				4,912,017	16,246,806	21,158,823	1.9%

Multiline Retail
Family Dollar Stores, Inc.	—	58,497	58,497	—	1,525,017	1,525,017
J.C. Penney Co., Inc.^	—	101,511	101,511	—	1,999,767	1,999,767
Kohl’s Corp.*	—	33,537	33,537	—	1,214,039	1,214,039
Macy’s, Inc.^	233,878	194,033	427,911	2,420,637	2,008,242	4,428,879
Saks, Inc.*^	—	65,490	65,490	—	286,846	286,846
Sears Holdings Corp.*^	—	25,042	25,042	—	973,382	973,382

				2,420,637	8,007,293	10,427,930	0.9%

Specialty Retail
American Eagle Outfitters, Inc.	—	268,982	268,982	—	2,517,671	2,517,671
AnnTaylor Stores Corp.*^	—	16,866	16,866	—	97,317	97,317
AutoNation, Inc.*^	—	52,135	52,135	—	515,094	515,094
Barnes & Noble, Inc.^	—	16,377	16,377	—	245,655	245,655
Bed Bath & Beyond, Inc.*^	—	20,780	20,780	—	528,227	528,227
Foot Locker, Inc.	269,664	69,315	338,979	1,979,334	508,772	2,488,106
Gap, Inc.	—	111,865	111,865	—	1,497,872	1,497,872
Limited Brands, Inc.^	—	44,122	44,122	—	442,985	442,985
Office Depot, Inc.*	—	122,242	122,242	—	364,281	364,281
OfficeMax, Inc.^	406,494	34,387	440,881	3,105,614	262,717	3,368,331
O’Reilly Automotive, Inc.*^	—	39,066	39,066	—	1,200,889	1,200,889
Penske Automotive Group, Inc.	—	18,900	18,900	—	145,152	145,152
RadioShack Corp.^	—	60,353	60,353	—	720,615	720,615
Signet Jewelers Ltd.^	—	38,728	38,728	—	335,772	335,772
TJX Cos., Inc.	—	80,900	80,900	—	1,664,113	1,664,113
Williams-Sonoma, Inc.	—	36,457	36,457	—	286,552	286,552

				5,084,948	11,333,684	16,418,632	1.5%

Textiles, Apparel & Luxury Goods
Jones Apparel Group, Inc.	—	39,282	39,282	—	230,193	230,193
Liz Claiborne, Inc.^	—	42,981	42,981	—	111,751	111,751
Phillips-Van Heusen Corp.^	—	3,000	3,000	—	60,390	60,390
VF Corp.^	—	101,024	101,024	—	5,533,084	5,533,084

				—	5,935,418	5,935,418	0.5%

Total Consumer Discretionary				32,121,778	89,345,681	121,467,459	10.9%

Consumer Staples
Beverages
Brown-Forman Corp., Class B	—	12,453	12,453	—	641,205	641,205
Coca-Cola Enterprises, Inc.	375,055	144,770	519,825	4,511,912	1,741,583	6,253,495
Constellation Brands, Inc., Class A*^	—	84,368	84,368	—	1,330,483	1,330,483
Dr. Pepper Snapple Group, Inc.*	—	116,599	116,599	—	1,894,734	1,894,734
Molson Coors Brewing Co., Class B	—	52,869	52,869	—	2,586,352	2,586,352
Pepsi Bottling Group, Inc.	—	62,765	62,765	—	1,412,840	1,412,840
PepsiAmericas, Inc.	—	26,330	26,330	—	536,079	536,079

				4,511,912	10,143,276	14,655,188	1.3%

Food & Staples Retailing
BJ’s Wholesale Club, Inc.*^	—	27,152	27,152	—	930,228	930,228
Kroger Co.	195,792	—	195,792	5,170,866	—	5,170,866
Rite Aid Corp.*^	—	235,400	235,400	—	72,974	72,974
Safeway, Inc.	217,053	200,209	417,262	5,159,350	4,758,968	9,918,318
SUPERVALUE, Inc.	—	97,014	97,014	—	1,416,404	1,416,404

				10,330,216	7,178,574	17,508,790	1.6%

Food Products
Archer-Daniels-Midland Co.	92,200	—	92,200	2,658,126	—	2,658,126
Bunge Ltd.^	—	55,570	55,570	—	2,876,859	2,876,859
Campbell Soup Co.	—	46,993	46,993	—	1,410,260	1,410,260
Chaoda Modern Agriculture (Holdings) Ltd.	—	3,080,720	3,080,720	—	1,983,207	1,983,207
ConAgra Foods, Inc.	—	207,126	207,126	—	3,417,579	3,417,579
Corn Products International, Inc.	—	33,995	33,995	—	980,756	980,756
Cosan Ltd., Class A*^	—	28,200	28,200	—	97,572	97,572
Dean Foods Co.*	218,900	190,270	409,170	3,933,633	3,419,152	7,352,785
Del Monte Foods Co.	—	89,515	89,515	—	639,137	639,137
First Pacific Co.	—	4,404,000	4,404,000	—	1,536,674	1,536,674
H.J. Heinz Co.	—	64,148	64,148	—	2,411,965	2,411,965
Hershey Co.	—	34,750	34,750	—	1,207,215	1,207,215
Hormel Foods Corp.	—	32,529	32,529	—	1,011,001	1,011,001
JM Smucker Co.	—	43,892	43,892	—	1,903,157	1,903,157
Marfrig Frigorificos e Comercio de Alimentos S.A.*	—	238,100	238,100	—	778,892	778,892
Marine Harvest ASA*	—	6,958,000	6,958,000	—	1,062,029	1,062,029
McCormick & Co., Inc. (Non-Voting)	—	31,958	31,958	—	1,018,182	1,018,182
Perdigao S.A.*	—	71,200	71,200	—	926,966	926,966
Sara Lee Corp.	—	324,351	324,351	—	3,175,396	3,175,396
Smithfield Foods, Inc.*^	338,400	322,139	660,539	4,761,288	4,532,496	9,293,784
Tyson Foods, Inc., Class A	—	119,345	119,345	—	1,045,462	1,045,462

				11,353,047	35,433,957	46,787,004	4.2%

Household Products
Clorox Co.	—	43,782	43,782	—	2,432,528	2,432,528

				—	2,432,528	2,432,528	0.2%

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares			Value (Note 1)
	EQ/Lord Abbett Mid Cap Value	EQ/Mid Cap Value Plus	Pro Forma	EQ/Lord Abbett Mid Cap Value	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets
Personal Products
Alberto-Culver Co.	—	34,660	34,660	—	849,517	849,517
NBTY, Inc.*	—	12,073	12,073	—	188,942	188,942

				—	1,038,459	1,038,459	0.1%

Tobacco
Lorillard, Inc.	—	37,898	37,898	—	2,135,552	2,135,552
UST, Inc.	—	67,558	67,558	—	4,687,174	4,687,174

				—	6,822,726	6,822,726	0.6%

Total Consumer Staples				26,195,175	63,049,520	89,244,695	8.0%

Energy
Energy Equipment & Services
BJ Services Co.^	—	133,888	133,888	—	1,562,473	1,562,473
Cie Generale de Geophysique-Veritas (ADR)*^	—	120,400	120,400	—	1,804,796	1,804,796
ENSCO International, Inc.	—	4,500	4,500	—	127,755	127,755
Exterran Holdings, Inc.*	—	30,593	30,593	—	651,631	651,631
Global Industries Ltd.*^	—	19,300	19,300	—	67,357	67,357
Halliburton Co.	188,289	—	188,289	3,423,094	—	3,423,094
Helix Energy Solutions Group, Inc.*	—	37,517	37,517	—	271,623	271,623
Helmerich & Payne, Inc.	—	47,746	47,746	—	1,086,222	1,086,222
Hercules Offshore, Inc.*^	—	39,771	39,771	—	188,912	188,912
Key Energy Services, Inc.*	—	46,697	46,697	—	205,934	205,934
Nabors Industries Ltd.*	—	110,164	110,164	—	1,318,663	1,318,663
Oil States International, Inc.*^	—	7,700	7,700	—	143,913	143,913
Patterson-UTI Energy, Inc.^	—	26,757	26,757	—	307,973	307,973
Pride International, Inc.*^	—	21,249	21,249	—	339,559	339,559
Rowan Cos., Inc.^	—	32,777	32,777	—	521,154	521,154
SBM Offshore N.V.	—	63,179	63,179	—	827,907	827,907
SEACOR Holdings, Inc.*^	—	8,249	8,249	—	549,796	549,796
Tidewater, Inc.^	—	22,507	22,507	—	906,357	906,357
Transocean Ltd.*	43,208	—	43,208	2,041,578	—	2,041,578
Unit Corp.*	—	4,988	4,988	—	133,279	133,279

				5,464,672	11,015,304	16,479,976	1.5%

Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corp.^	—	25,800	25,800	—	670,800	670,800
Cimarex Energy Co.	—	37,918	37,918	—	1,015,444	1,015,444
El Paso Corp.^	—	254,087	254,087	—	1,989,501	1,989,501
Encore Acquisition Co.*	—	17,845	17,845	—	455,404	455,404
EOG Resources, Inc.	60,946	—	60,946	4,057,785	—	4,057,785
Forest Oil Corp.*^	—	44,065	44,065	—	726,632	726,632
Mariner Energy, Inc.*^	—	11,000	11,000	—	112,200	112,200
Newfield Exploration Co.*^	—	207,831	207,831	—	4,104,662	4,104,662
Noble Energy, Inc.	—	103,143	103,143	—	5,076,699	5,076,699
Overseas Shipholding Group, Inc.^	—	11,079	11,079	—	466,537	466,537
Petrohawk Energy Corp.*	—	7,000	7,000	—	109,410	109,410
Pioneer Natural Resources Co.	—	54,268	54,268	—	878,056	878,056
Plains Exploration & Production Co.*	—	4,383	4,383	—	101,861	101,861
Range Resources Corp.	102,200	—	102,200	3,514,658	—	3,514,658
Southern Union Co.	—	51,324	51,324	—	669,265	669,265
Spectra Energy Corp.	—	289,306	289,306	—	4,553,677	4,553,677
St. Mary Land & Exploration Co.^	—	16,377	16,377	—	332,617	332,617
Sunoco, Inc.^	—	21,540	21,540	—	936,128	936,128
Teekay Corp.^	—	18,889	18,889	—	371,169	371,169
Tesoro Corp.^	—	44,308	44,308	—	583,536	583,536
Uranium One, Inc.*	—	512,300	512,300	—	742,825	742,825

				7,572,443	23,896,423	31,468,866	2.8%

Total Energy				13,037,115	34,911,727	47,948,842	4.3%

Financials
Capital Markets
Affiliated Managers Group, Inc.*^	—	41,400	41,400	—	1,735,488	1,735,488
Allied Capital Corp.^	—	77,750	77,750	—	209,148	209,148
American Capital Ltd.^	—	90,899	90,899	—	294,513	294,513
Ameriprise Financial, Inc.	—	234,061	234,061	—	5,467,665	5,467,665
E*TRADE Financial Corp.*^	—	158,600	158,600	—	182,390	182,390
Invesco Ltd.	—	283,260	283,260	—	4,090,274	4,090,274
Investment Technology Group, Inc.*^	—	1,700	1,700	—	38,624	38,624
Janus Capital Group, Inc.^	—	5,300	5,300	—	42,559	42,559
Jefferies Group, Inc.^	—	57,854	57,854	—	813,427	813,427
Legg Mason, Inc.^	—	63,553	63,553	—	1,392,446	1,392,446
MF Global Ltd.*^	—	23,800	23,800	—	48,552	48,552
Northern Trust Corp.	—	9,689	9,689	—	505,184	505,184
Raymond James Financial, Inc.^	—	43,898	43,898	—	751,973	751,973
TD Ameritrade Holding Corp.*	—	174,700	174,700	—	2,489,475	2,489,475

				—	18,061,718	18,061,718	1.6%

Commercial Banks
Associated Banc-Corp	—	58,252	58,252	—	1,219,214	1,219,214
Bancorpsouth, Inc.^	—	37,380	37,380	—	873,197	873,197
Bank of Hawaii Corp.^	—	21,767	21,767	—	983,215	983,215
BOK Financial Corp.^	—	10,077	10,077	—	407,111	407,111
City National Corp./California^	—	18,140	18,140	—	883,418	883,418
Comerica, Inc.^	162,300	132,330	294,630	3,221,655	2,626,751	5,848,406
Commerce Bancshares, Inc./Missouri^	—	29,458	29,458	—	1,294,679	1,294,679
Cullen/Frost Bankers, Inc.^	—	26,733	26,733	—	1,354,828	1,354,828
Fifth Third Bancorp^	413,800	231,291	645,091	3,417,988	1,910,464	5,328,452
First Citizens BancShares, Inc./North Carolina, Class A^	—	2,734	2,734	—	417,755	417,755
First Horizon National Corp.^	—	93,306	93,306	—	986,241	986,241
Fulton Financial Corp.^	—	80,013	80,013	—	769,725	769,725
Huntington Bancshares, Inc./Ohio^	—	182,333	182,333	—	1,396,671	1,396,671
KeyCorp	—	226,680	226,680	—	1,931,314	1,931,314
M&T Bank Corp.^	56,500	63,055	119,555	3,243,665	3,619,988	6,863,653
Marshall & Ilsley Corp.^	—	117,832	117,832	—	1,607,228	1,607,228
National City Corp.	—	932,668	932,668	—	1,688,129	1,688,129
Popular, Inc.^	—	562,708	562,708	—	2,903,573	2,903,573
Regions Financial Corp.^	—	317,779	317,779	—	2,529,521	2,529,521
Signature Bank/New York*	—	1,800	1,800	—	51,642	51,642
Synovus Financial Corp.	—	127,519	127,519	—	1,058,408	1,058,408
TCF Financial Corp.^	—	58,142	58,142	—	794,220	794,220
Valley National Bancorp^	—	61,226	61,226	—	1,239,826	1,239,826
Webster Financial Corp.^	—	23,792	23,792	—	327,854	327,854
Whitney Holding Corp./Louisiana^	—	29,088	29,088	—	465,117	465,117
Wilmington Trust Corp.^	—	30,537	30,537	—	679,143	679,143
Zions Bancorporation^	122,000	52,385	174,385	2,990,220	1,283,956	4,274,176

				12,873,528	35,303,188	48,176,716	4.3%

Consumer Finance
AmeriCredit Corp.*^	—	52,183	52,183	—	398,678	398,678
Capital One Financial Corp.	105,500	—	105,500	3,364,395	—	3,364,395
Discover Financial Services	—	219,402	219,402	—	2,090,901	2,090,901
SLM Corp.*^	—	24,089	24,089	—	214,392	214,392
Student Loan Corp.^	—	1,800	1,800	—	73,800	73,800

				3,364,395	2,777,771	6,142,166	0.6%

Diversified Financial Services
CIT Group, Inc.^	—	500,740	500,740	—	2,273,359	2,273,359
Leucadia National Corp.*^	—	80,668	80,668	—	1,597,226	1,597,226
Moody's Corp.	—	90,174	90,174	—	1,811,596	1,811,596
NASDAQ OMX Group, Inc.*^	—	28,335	28,335	—	700,158	700,158
PHH Corp.*^	—	410,000	410,000	—	5,219,300	5,219,300

				—	11,601,639	11,601,639	1.0%

Insurance
ACE Ltd.	113,793	—	113,793	6,021,926	—	6,021,926
Alleghany Corp.*	—	2,311	2,311	—	651,702	651,702
Allied World Assurance Co. Holdings Ltd./Bermuda^	—	22,169	22,169	—	900,061	900,061
American Financial Group, Inc./Ohio	—	36,136	36,136	—	826,792	826,792
American National Insurance Co.^	—	7,038	7,038	—	518,912	518,912
Aon Corp.	—	126,855	126,855	—	5,794,736	5,794,736
Arch Capital Group Ltd.*	—	20,900	20,900	—	1,465,090	1,465,090
Arthur J. Gallagher & Co.	—	42,460	42,460	—	1,100,139	1,100,139
Assurant, Inc.	—	53,879	53,879	—	1,616,370	1,616,370
Axis Capital Holdings Ltd.	—	52,013	52,013	—	1,514,619	1,514,619
Brown & Brown, Inc.^	—	39,965	39,965	—	835,268	835,268
Cincinnati Financial Corp.	—	66,677	66,677	—	1,938,300	1,938,300
CNA Financial Corp.	—	12,258	12,258	—	201,522	201,522
Conseco, Inc.*^	428,839	83,777	512,616	2,221,386	433,965	2,655,351
Endurance Specialty Holdings Ltd.	—	23,705	23,705	—	723,714	723,714
Erie Indemnity Co., Class A^	—	13,333	13,333	—	501,721	501,721
Everest Reinsurance Group Ltd.	—	118,849	118,849	—	9,049,163	9,049,163
Fidelity National Financial, Inc., Class A	—	203,117	203,117	—	3,605,327	3,605,327
First American Corp.^	—	98,435	98,435	—	2,843,787	2,843,787
Genworth Financial, Inc., Class A	—	193,940	193,940	—	548,850	548,850
Hanover Insurance Group, Inc.	—	23,317	23,317	—	1,001,931	1,001,931
HCC Insurance Holdings, Inc.	—	52,546	52,546	—	1,405,606	1,405,606
Lincoln National Corp.	—	119,320	119,320	—	2,247,989	2,247,989
Markel Corp.*^	—	4,551	4,551	—	1,360,749	1,360,749
Marsh & McLennan Cos., Inc.	—	233,807	233,807	—	5,674,496	5,674,496
MBIA, Inc.*^	—	95,723	95,723	—	389,593	389,593
Mercury General Corp.^	—	12,060	12,060	—	554,639	554,639
Nationwide Financial Services, Inc., Class A	—	21,168	21,168	—	1,105,181	1,105,181
Old Republic International Corp.^	—	105,536	105,536	—	1,257,989	1,257,989
OneBeacon Insurance Group Ltd.	—	11,200	11,200	—	116,928	116,928
PartnerReinsurance Ltd.^	56,540	58,318	114,858	4,029,606	4,156,324	8,185,930
Platinum Underwriters Holdings Ltd.^	—	18,900	18,900	—	681,912	681,912
Principal Financial Group, Inc.^	—	118,435	118,435	—	2,673,078	2,673,078
Progressive Corp.	—	309,659	309,659	—	4,586,050	4,586,050
Protective Life Corp.^	—	31,255	31,255	—	448,509	448,509
Reinsurance Group of America, Inc.	—	169,535	169,535	—	7,259,489	7,259,489
RenaissanceReinsurance Holdings Ltd.	—	27,931	27,931	—	1,440,122	1,440,122
StanCorp Financial Group, Inc.^	—	22,224	22,224	—	928,296	928,296
Torchmark Corp.^	—	38,639	38,639	—	1,727,163	1,727,163
Transatlantic Holdings, Inc.	—	9,200	9,200	—	368,552	368,552
Unitrin, Inc.^	—	18,642	18,642	—	297,153	297,153
Unum Group	—	408,220	408,220	—	7,592,892	7,592,892
W.R. Berkley Corp.	—	62,649	62,649	—	1,942,119	1,942,119
Wesco Financial Corp.	—	590	590	—	169,861	169,861
White Mountains Insurance Group Ltd.	—	4,064	4,064	—	1,085,535	1,085,535
XL Capital Ltd., Class A	—	148,235	148,235	—	548,470	548,470

				12,272,918	86,090,664	98,363,582	8.8%

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares			Value (Note 1)
	EQ/Lord Abbett Mid Cap Value	EQ/Mid Cap Value Plus	Pro Forma	EQ/Lord Abbett Mid Cap Value	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets
Real Estate Investment Trusts (REIT’s)
Acadia Realty Trust (REIT)	—		—	—	—	—
Alexandria Real Estate Equities, Inc. (REIT)^	—	14,770	14,770	—	891,222	891,222
AMB Property Corp. (REIT)^	—	44,500	44,500	—	1,042,190	1,042,190
Annaly Capital Management, Inc. (REIT)^	—	572,468	572,468	—	9,085,067	9,085,067
Apartment Investment & Management Co. (REIT), Class A^	—	31,459	31,459	—	363,351	363,351
AvalonBay Communities, Inc. (REIT)^	—	35,196	35,196	—	2,132,174	2,132,174
Boston Properties, Inc. (REIT)^	—	54,749	54,749	—	3,011,195	3,011,195
Brandywine Realty Trust (REIT)^	—	39,736	39,736	—	306,365	306,365
BRE Properties, Inc. (REIT)^	—	22,161	22,161	—	620,065	620,065
Camden Property Trust (REIT)^	—	8,720	8,720	—	273,285	273,285
CapitalSource, Inc. (REIT)^	—	87,046	87,046	—	402,153	402,153
CBL & Associates Properties, Inc. (REIT)^	—	30,078	30,078	—	195,507	195,507
Developers Diversified Realty Corp. (REIT)^	—	53,662	53,662	—	261,871	261,871
Digital Realty Trust, Inc. (REIT)^	—	10,292	10,292	—	338,092	338,092
Douglas Emmett, Inc. (REIT)^	—	55,816	55,816	—	728,957	728,957
Duke Realty Corp. (REIT)^	—	67,410	67,410	—	738,814	738,814
Equity Residential (REIT)^	—	123,638	123,638	—	3,686,885	3,686,885
Essex Property Trust (REIT)^	—	9,151	9,151	—	702,339	702,339
Federal Realty Investment Trust (REIT)^	—	18,992	18,992	—	1,179,023	1,179,023
General Growth Properties, Inc. (REIT)^	—	48,044	48,044	—	61,977	61,977
HCP, Inc. (REIT)^	—	101,498	101,498	—	2,818,599	2,818,599
Health Care REIT, Inc. (REIT)^	—	41,118	41,118	—	1,735,180	1,735,180
Hospitality Properties Trust (REIT)^	—	43,761	43,761	—	650,726	650,726
Host Hotels & Resorts, Inc. (REIT)^	—	240,431	240,431	—	1,820,063	1,820,063
HRPT Properties Trust (REIT)^	—	102,293	102,293	—	344,727	344,727
iStar Financial, Inc. (REIT)^	—	60,846	60,846	—	135,687	135,687
Kilroy Realty Corp. (REIT)^	—	13,522	13,522	—	452,446	452,446
Kimco Realty Corp. (REIT)^	—	249,745	249,745	—	4,565,339	4,565,339
Liberty Property Trust (REIT)	—	44,534	44,534	—	1,016,711	1,016,711
Mack-Cali Realty Corp. (REIT)^	—	30,215	30,215	—	740,267	740,267
Nationwide Health Properties, Inc. (REIT)^	—	39,690	39,690	—	1,139,897	1,139,897
Plum Creek Timber Co., Inc. (REIT)^	—	53,078	53,078	—	1,843,930	1,843,930
ProLogis (REIT)^	—	120,797	120,797	—	1,677,870	1,677,870
Public Storage (REIT)	—	57,807	57,807	—	4,595,656	4,595,656
Rayonier, Inc. (REIT)	—	31,214	31,214	—	978,559	978,559
Regency Centers Corp. (REIT)^	—	31,930	31,930	—	1,491,131	1,491,131
SL Green Realty Corp. (REIT)^	—	26,850	26,850	—	695,415	695,415
UDR, Inc. (REIT)^	—	61,837	61,837	—	852,732	852,732
Ventas, Inc. (REIT)^	—	49,432	49,432	—	1,659,432	1,659,432
Vornado Realty Trust (REIT)^	—	62,194	62,194	—	3,753,408	3,753,408
Weingarten Realty Investors (REIT)^	—	34,209	34,209	—	707,784	707,784

				—	59,696,091	59,696,091	5.3%

Real Estate Management & Development
CB Richard Ellis Group, Inc., Class A*^	—	64,077	64,077	—	276,813	276,813
Jones Lang LaSalle, Inc.^	—	15,653	15,653	—	433,588	433,588
St. Joe Co.*^	—	6,602	6,602	—	160,560	160,560

				—	870,961	870,961	0.1%

Thrifts & Mortgage Finance
Astoria Financial Corp.	—	38,771	38,771	—	638,946	638,946
Beneficial Mutual Bancorp, Inc.*^	—	22,506	22,506	—	253,193	253,193
Capitol Federal Financial^	—	6,500	6,500	—	296,400	296,400
Hudson City Bancorp, Inc.	—	155,111	155,111	—	2,475,572	2,475,572
MGIC Investment Corp.^	—	55,859	55,859	—	194,389	194,389
New York Community Bancorp, Inc.	—	157,722	157,722	—	1,886,355	1,886,355
People’s United Financial, Inc.	—	158,239	158,239	—	2,821,401	2,821,401
Sovereign Bancorp, Inc.*^	—	689,854	689,854	—	2,055,765	2,055,765
TFS Financial Corp.^	—	38,537	38,537	—	497,127	497,127
Tree.com, Inc.*	—	2,430	2,430	—	6,318	6,318
Washington Federal, Inc.^	—	39,831	39,831	—	595,872	595,872

				—	11,721,338	11,721,338	1.0%

Total Financials				28,510,841	226,123,370	254,634,211	22.7%

Health Care (13.0%)
Biotechnology
Theravance, Inc.*^	—	214,500	214,500	—	2,657,655	2,657,655

				—	2,657,655	2,657,655	0.3%

Health Care Equipment & Supplies
Advanced Medical Optics, Inc.*^	—	3,300	3,300	—	21,813	21,813
Beckman Coulter, Inc.	—	5,464	5,464	—	240,088	240,088
Cooper Cos., Inc.^	—	20,408	20,408	—	334,691	334,691
Covidien Ltd.	94,200	—	94,200	3,413,808	—	3,413,808
Hill-Rom Holdings, Inc.^	—	24,437	24,437	—	402,233	402,233
Hologic, Inc.*^	—	58,790	58,790	—	768,385	768,385
Hospira, Inc.*	—	62,723	62,723	—	1,682,231	1,682,231
Inverness Medical Innovations, Inc.*^	—	17,378	17,378	—	328,618	328,618
Teleflex, Inc.	—	17,936	17,936	—	898,594	898,594
West Pharmaceutical Services, Inc.^	—	106,400	106,400	—	4,018,728	4,018,728

				3,413,808	8,695,381	12,109,189	1.1%

Health Care Providers & Services
AmerisourceBergen Corp.	—	138,147	138,147	—	4,926,322	4,926,322
Brookdale Senior Living, Inc.^	—	16,500	16,500	—	92,070	92,070
CIGNA Corp.	—	255,459	255,459	—	4,304,484	4,304,484
Community Health Systems, Inc.*^	—	33,398	33,398	—	486,943	486,943
Coventry Health Care, Inc.*	—	55,486	55,486	—	825,632	825,632
DaVita, Inc.*	—	7,865	7,865	—	389,868	389,868
Health Management Associates, Inc., Class A*^	—	38,100	38,100	—	68,199	68,199
Health Net, Inc.*^	—	45,457	45,457	—	495,027	495,027
HealthSouth Corp.*^	327,100	—	327,100	3,585,016	—	3,585,016
Henry Schein, Inc.*	—	3,000	3,000	—	110,070	110,070
Humana, Inc.*	—	118,743	118,743	—	4,426,739	4,426,739
Laboratory Corp. of America Holdings*^	—	44,300	44,300	—	2,853,363	2,853,363
LifePoint Hospitals, Inc.*^	—	24,265	24,265	—	554,212	554,212
Lincare Holdings, Inc.*	—	3,000	3,000	—	80,790	80,790
Omnicare, Inc.	—	45,243	45,243	—	1,255,946	1,255,946
Pediatrix Medical Group, Inc.*^	—	3,200	3,200	—	101,440	101,440
Quest Diagnostics, Inc.	—	12,844	12,844	—	666,732	666,732
Tenet Healthcare Corp.*	—	94,234	94,234	—	108,369	108,369
Universal Health Services, Inc., Class B	—	21,741	21,741	—	816,809	816,809

				3,585,016	22,563,015	26,148,031	2.3%

Health Care Technology
HLTH Corp.*^	—	59,383	59,383	—	621,146	621,146
IMS Health, Inc.	—	64,416	64,416	—	976,547	976,547

				—	1,597,693	1,597,693	0.1%

Life Sciences Tools & Services
Charles River Laboratories International, Inc.*^	—	16,658	16,658	—	436,440	436,440
Life Technologies Corp.*	—	27,487	27,487	—	640,722	640,722
PerkinElmer, Inc.^	—	29,305	29,305	—	407,632	407,632

				—	1,484,794	1,484,794	0.1%

Pharmaceuticals
Endo Pharmaceuticals Holdings, Inc.*	—	72,100	72,100	—	1,865,948	1,865,948
Forest Laboratories, Inc.*	—	127,796	127,796	—	3,254,964	3,254,964
King Pharmaceuticals, Inc.*	710,658	112,649	823,307	7,547,188	1,196,332	8,743,520
Mylan, Inc.*^	727,457	113,769	841,226	7,194,550	1,125,176	8,319,726
Watson Pharmaceuticals, Inc.*	—	24,350	24,350	—	646,980	646,980

				14,741,738	8,089,400	22,831,138	2.0%

Total Health Care				21,740,562	45,087,938	66,828,500	5.9%

Industrials
Aerospace & Defense
Alliant Techsystems, Inc.*^	—	65,642	65,642	—	5,629,458	5,629,458
BE Aerospace, Inc.*^	—	3,000	3,000	—	23,070	23,070
L-3 Communications Holdings, Inc.	—	12,561	12,561	—	926,750	926,750
Spirit AeroSystems Holdings, Inc., Class A*^	—	46,864	46,864	—	476,607	476,607

				—	7,055,885	7,055,885	0.6%

Air Frieght & Logistics
Uti Worldwide, Inc.	—	4,400	4,400	—	63,096	63,096

				—	63,096	63,096	0.0%

Airlines
AMR Corp.*	—	63,730	63,730	—	679,999	679,999
Continental Airlines, Inc., Class B*^	—	49,860	49,860	—	900,472	900,472
Copa Holdings S.A., Class A	—	3,700	3,700	—	112,184	112,184
Delta Air Lines, Inc.*	—	1,078,538	1,078,538	—	12,360,045	12,360,045
Southwest Airlines Co.	—	334,676	334,676	—	2,884,907	2,884,907

				—	16,937,607	16,937,607	1.5%

Building Products
Armstrong World Industries, Inc.^	—	9,300	9,300	—	201,066	201,066
Masco Corp.	—	166,487	166,487	—	1,853,000	1,853,000
Owens Corning, Inc.*^	121,700	35,133	156,833	2,105,410	607,801	2,713,211
USG Corp.*	—	13,498	13,498	—	108,524	108,524

				2,105,410	2,770,391	4,875,801	0.4%

Commercial Services & Supplies
Avery Dennison Corp.^	—	48,510	48,510	—	1,587,732	1,587,732
Cintas Corp.	—	59,808	59,808	—	1,389,340	1,389,340
Copart, Inc.*^	—	40,500	40,500	—	1,101,195	1,101,195
Corrections Corp. of America*^	—	6,600	6,600	—	107,976	107,976
Pitney Bowes, Inc.	—	9,200	9,200	—	234,416	234,416
R.R. Donnelley & Sons Co.	279,143	225,729	504,872	3,790,762	3,065,400	6,856,162
Republic Services, Inc.	214,264	83,226	297,490	5,311,604	2,063,172	7,374,776
Steelcase, Inc., Class A	—	27,690	27,690	—	155,618	155,618

				9,102,366	9,704,849	18,807,215	1.7%

Construction & Engineering
Aecom Technology Corp.*^	—	4,900	4,900	—	150,577	150,577
KBR, Inc.^	190,631	14,900	205,531	2,897,591	226,480	3,124,071
Quanta Services, Inc.*	—	19,774	19,774	—	391,525	391,525
URS Corp.*^	—	105,102	105,102	—	4,285,009	4,285,009

				2,897,591	5,053,591	7,951,182	0.7%

Eletrical Equipment
Cooper Industries Ltd., Class A	—	18,617	18,617	—	544,175	544,175
Hubbell, Inc., Class B^	89,534	14,323	103,857	2,925,971	468,075	3,394,046
Thomas & Betts Corp.*^	—	27,035	27,035	—	649,381	649,381

				2,925,971	1,661,631	4,587,602	0.4%

Industrial Conglomerates
Carlisle Cos., Inc.^	—	24,340	24,340	—	503,838	503,838

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares			Value (Note 1)
	EQ/Lord Abbett Mid Cap Value	EQ/Mid Cap Value Plus	Pro Forma	EQ/Lord Abbett Mid Cap Value	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets
Textron, Inc.	165,300	—	165,300	2,292,711	—	2,292,711
Tyco International Ltd.	108,000	—	108,000	2,332,800	—	2,332,800

				4,625,511	503,838	5,129,349	0.5%

Machinery
AGCO Corp.*	—	33,998	33,998	—	802,013	802,013
Crane Co.	—	22,695	22,695	—	391,262	391,262
Cummins, Inc.	91,540	—	91,540	2,446,864	—	2,446,864
Dover Corp.	—	59,526	59,526	—	1,959,596	1,959,596
Eaton Corp.	55,900	41,320	97,220	2,778,789	2,054,017	4,832,806
Flowserve Corp.^	—	14,516	14,516		747,574	747,574
Gardner Denver, Inc.*	—	24,502	24,502	—	571,877	571,877
IDEX Corp.^	—	4,200	4,200	—	101,430	101,430
Ingersoll-Rand Co., Ltd., Class A	—	118,950	118,950	—	2,063,782	2,063,782
ITT Corp.	—	19,991	19,991		919,386	919,386
Kennametal, Inc.	—	28,236	28,236	—	626,557	626,557
Lincoln Electric Holdings, Inc.^	—	6,155	6,155	—	313,474	313,474
Oshkosh Corp.^	—	10,500	10,500	—	93,345	93,345
Pentair, Inc.	32,200	187,192	219,392	762,174	4,430,835	5,193,009
Terex Corp.*^	—	45,199	45,199	—	782,847	782,847
Timken Co.	249,090	36,097	285,187	4,889,637	708,584	5,598,221
Trinity Industries, Inc.^	—	36,252	36,252	—	571,331	571,331

				10,877,464	17,137,910	28,015,374	2.5%

Marine
Alexander & Baldwin, Inc.^	—	18,491	18,491	—	463,384	463,384

				—	463,384	463,384	0.0%

Professional Services
Dun & Bradstreet Corp.	—	7,392	7,392	—	570,662	570,662
Equifax, Inc.	—	27,782	27,782	—	736,779	736,779
Manpower, Inc.	—	33,551	33,551	—	1,140,399	1,140,399

				—	2,447,840	2,447,840	0.2%

Road & Rail
Avis Budget Group, Inc.*^	—	46,800	46,800	—	32,760	32,760
Con-way, Inc.^	—	99,666	99,666	—	2,651,116	2,651,116
Hertz Global Holdings, Inc.*^	—	136,563	136,563	—	692,374	692,374
Kansas City Southern*^	—	7,900	7,900	—	150,495	150,495
Ryder System, Inc.	—	17,779	17,779	—	689,470	689,470

				—	4,216,215	4,216,215	0.4%

Trading Companies & Distributors
GATX Corp.^	—	19,750	19,750	—	611,658	611,658
United Rentals, Inc.*^	—	27,175	27,175	—	247,836	247,836
WESCO International, Inc.*^	—	5,200	5,200	—	99,996	99,996
W.W. Grainger, Inc.	42,953	—	42,953	3,386,415	—	3,386,415

				3,386,415	959,490	4,345,905	0.4%

Total Industrials				35,920,728	68,975,727	104,896,455	9.3%

Information Technology
Communications Equipment
ADC Telecommunications, Inc.*^	455,616	53,333	508,949	2,492,220	291,731	2,783,951
Brocade Communications Systems, Inc.*^	—	144,654	144,654	—	405,031	405,031
EchoStar Corp., Class A*^	—	17,633	17,633		262,203	262,203
JDS Uniphase Corp.*^	804,605	299,832	1,104,437	2,936,808	1,094,387	4,031,195
Tellabs, Inc.*	974,349	182,682	1,157,031	4,014,318	752,650	4,766,968

				9,443,346	2,806,002	12,249,348	1.1%

Computers & Peripherals
Diebold, Inc.	—	5,000	5,000	—	140,450	140,450
Lexmark International, Inc., Class A*	—	35,605	35,605	—	957,775	957,775
NCR Corp.*	—	7,700	7,700	—	108,878	108,878
NetApp, Inc.*^	—	119,000	119,000	—	1,662,430	1,662,430
QLogic Corp.*	—	60,964	60,964	—	819,356	819,356
SanDisk Corp.*^	—	82,949	82,949	—	796,310	796,310
Seagate Technology	—	333,824	333,824	—	1,478,840	1,478,840
Sun Microsystems, Inc.*	—	335,230	335,230	—	1,280,579	1,280,579
Teradata Corp.*	—	42,234	42,234	—	626,330	626,330

				—	7,870,948	7,870,948	0.7%

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.*	—	300,331	300,331	—	5,658,236	5,658,236
Avnet, Inc.*	—	38,946	38,946	—	709,207	709,207
AVX Corp.^	—	21,000	21,000	—	166,740	166,740
Flextronics International Ltd.*	—	633,381	633,381	—	1,621,455	1,621,455
Ingram Micro, Inc., Class A*	—	76,304	76,304	—	1,021,711	1,021,711
Jabil Circuit, Inc.	—	48,472	48,472	—	327,186	327,186
Kingboard Laminates Holdings Ltd.	—	6,013,000	6,013,000	—	1,410,612	1,410,612
Molex, Inc.^	—	45,196	45,196	—	654,890	654,890
Tech Data Corp.*^	—	20,577	20,577	—	367,094	367,094
Vishay Intertechnology, Inc.*	—	83,374	83,374	—	285,139	285,139

				—	12,222,270	12,222,270	1.1%

Internet Software & Services
IAC/InterActiveCorp*	—	36,455	36,455	—	573,437	573,437

				—	573,437	573,437	0.1%

IT Services
Affiliated Computer Services, Inc., Class A*	—	29,564	29,564	—	1,358,466	1,358,466
CACI International, Inc., Class A*^	—	116,200	116,200	—	5,239,458	5,239,458
Computer Sciences Corp.*^	—	69,129	69,129	—	2,429,193	2,429,193
Convergys Corp.*	—	55,318	55,318	—	354,589	354,589
DST Systems, Inc.*	—	3,900	3,900	—	148,122	148,122
Fidelity National Information Services, Inc.	—	68,858	68,858	—	1,120,320	1,120,320
Genpact Ltd*	—	1,500	1,500	—	12,330	12,330
Lender Processing Services, Inc.	—	34,274	34,274	—	1,009,369	1,009,369
SAIC, Inc.*	—	76,609	76,609	—	1,492,343	1,492,343
Unisys Corp.*	—	74,100	74,100	—	62,985	62,985

				—	13,227,175	13,227,175	1.2%

Office Electronics
Xerox Corp.	—	412,888	412,888	—	3,290,717	3,290,717
Zebra Technologies Corp., Class A*^	—	2,000	2,000	—	40,520	40,520

				—	3,331,237	3,331,237	0.3%

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*^	—	237,716	237,716	—	513,467	513,467
Atmel Corp.*^	—	74,700	74,700	—	233,811	233,811
Cree, Inc.*^	—	23,840	23,840	—	378,341	378,341
Fairchild Semiconductor International, Inc.*^	—	56,524	56,524	—	276,402	276,402
Integrated Device Technology, Inc.*	—	42,671	42,671	—	239,384	239,384
International Rectifier Corp.*^	—	25,622	25,622	—	345,897	345,897
Intersil Corp., Class A	—	36,501	36,501	—	335,444	335,444
KLA-Tencor Corp.	—	5,000	5,000	—	108,950	108,950
Lam Research Corp.*^	—	4,900	4,900	—	104,272	104,272
LSI Corp.*^	—	69,899	69,899	—	229,968	229,968
Marvell Technology Group Ltd.*	169,700	—	169,700	1,131,899	—	1,131,899
Micron Technology, Inc.*^	—	305,859	305,859	—	807,468	807,468
Novellus Systems, Inc.*^	—	31,663	31,663	—	390,721	390,721
Teradyne, Inc.*	—	311,500	311,500	—	1,314,530	1,314,530
Varian Semiconductor Equipment Associates, Inc.*^	—	249,950	249,950	—	4,529,094	4,529,094

				1,131,899	9,807,749	10,939,648	1.0%

Software
Amdocs Ltd.*	—	51,482	51,482	—	941,606	941,606
CA, Inc.	—	95,345	95,345	—	1,766,743	1,766,743
Cadence Design Systems, Inc.*^	—	115,439	115,439	—	422,507	422,507
Compuware Corp.*	—	48,984	48,984	—	330,642	330,642
McAfee, Inc.*^	149,504	142,385	291,889	5,168,353	4,922,249	10,090,602
Novell, Inc.*	—	87,727	87,727	—	341,258	341,258
Sybase, Inc.*	110,140	—	110,140	2,728,168	—	2,728,168
Synopsys, Inc.*	—	64,692	64,692	—	1,198,096	1,198,096

				7,896,521	9,923,101	17,819,622	1.6%

Total Information Technology				18,471,766	59,761,919	78,233,685	7.1%

Materials
Chemicals
Agrium, Inc.	—	51,200	51,200	—	1,747,456	1,747,456
Ashland, Inc.	—	31,476	31,476	—	330,813	330,813
Cabot Corp.^	—	28,855	28,855	—	441,481	441,481
Celanese Corp., Class A	—	169,700	169,700	—	2,109,371	2,109,371
Chemtura Corp.	—	100,933	100,933	—	141,306	141,306
Cytec Industries, Inc.^	—	21,327	21,327	—	452,559	452,559
Eastman Chemical Co.^	108,652	34,856	143,508	3,445,355	1,105,284	4,550,639
FMC Corp.	—	136,443	136,443	—	6,103,095	6,103,095
Huntsman Corp.	—	64,763	64,763	—	222,785	222,785
Intrepid Potash, Inc.*^	—	6,900	6,900	—	143,313	143,313
JSR Corp.	—	26,900	26,900	—	302,752	302,752
Lubrizol Corp.^	—	31,219	31,219	—	1,136,059	1,136,059
Nalco Holding Co.	—	4,800	4,800	—	55,392	55,392
PPG Industries, Inc.	—	66,755	66,755	—	2,832,415	2,832,415
Rohm & Haas Co.	—	9,314	9,314	—	575,512	575,512
RPM International, Inc.^	—	58,871	58,871	—	782,396	782,396
Scotts Miracle-Gro Co., Class A^	—	4,200	4,200	—	124,824	124,824
Sigma-Aldrich Corp.^	—	27,913	27,913	—	1,179,045	1,179,045
Valhi, Inc.^	—	1,650	1,650	—	17,655	17,655
Valspar Corp.^	150,000	45,464	195,464	2,713,500	822,444	3,535,944

				6,158,855	20,625,957	26,784,812	2.4%

Construction Materials
Eagle Materials, Inc.	—	2,200	2,200	—	40,502	40,502
Martin Marietta Materials, Inc.^	—	1,400	1,400	—	135,912	135,912
Vulcan Materials Co.^	—	50,047	50,047	—	3,482,270	3,482,270

				—	3,658,684	3,658,684	0.3%

Containers & Packaging
AptarGroup, Inc.^	—	25,090	25,090	—	884,172	884,172
Ball Corp.	152,073	37,832	189,905	6,324,716	1,573,433	7,898,149
Bemis Co., Inc.	—	45,532	45,532	—	1,078,198	1,078,198
Greif, Inc., Class A	—	79,000	79,000	—	2,640,970	2,640,970
Owens-Illinois, Inc.*	—	180,325	180,325	—	4,928,282	4,928,282
Packaging Corp. of America^	—	35,646	35,646	—	479,795	479,795
Pactiv Corp.*	224,632	204,788	429,420	5,588,844	5,095,125	10,683,969
Sealed Air Corp.	—	73,240	73,240	—	1,094,206	1,094,206
Smurfit-Stone Container Corp.*^	—	116,006	116,006	—	29,582	29,582
Sonoco Products Co.	—	45,569	45,569	—	1,055,378	1,055,378

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares			Value (Note 1)
	EQ/Lord Abbett Mid Cap Value	EQ/Mid Cap Value Plus	Pro Forma	EQ/Lord Abbett Mid Cap Value	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets
Temple-Inland, Inc.^	—	47,554	47,554	—	228,259	228,259

				11,913,560	19,087,400	31,000,960	2.8%

Metals & Mining
Carpenter Technology Corp.	—	18,842	18,842	—	387,015	387,015
Century Aluminum Co.*^	—	8,050	8,050	—	80,500	80,500
Cliffs Natural Resources, Inc.	—	59,100	59,100	—	1,513,551	1,513,551
Commercial Metals Co.^	—	53,101	53,101	—	630,309	630,309
Reliance Steel & Aluminum Co.^	—	28,086	28,086	—	560,035	560,035
Schnitzer Steel Industries, Inc., Class A^	—	8,600	8,600	—	323,790	323,790
Steel Dynamics, Inc.^	—	55,407	55,407	—	619,450	619,450
Titanium Metals Corp.^	—	31,218	31,218	—	275,030	275,030

				—	4,389,680	4,389,680	0.4%

Paper & Forest Products
Domtar Corp.*^	—	219,841	219,841	—	367,135	367,135
International Paper Co.	—	195,665	195,665	—	2,308,847	2,308,847
MeadWestvaco Corp.	—	78,834	78,834	—	882,152	882,152
Weyerhaeuser Co.^	—	96,986	96,986	—	2,968,741	2,968,741

				—	6,526,875	6,526,875	0.6%

Total Materials				18,072,415	54,288,596	72,361,011	6.5%

Telecommunication Services
Diversified Telecommunication Services
CenturyTel, Inc.^	203,297	45,441	248,738	5,556,107	1,241,903	6,798,010
Embarq Corp.	227,683	33,246	260,929	8,187,481	1,195,526	9,383,007
Frontier Communications Corp.^	—	114,491	114,491	—	1,000,651	1,000,651
Qwest Communications International, Inc.^	2,222,093	345,320	2,567,413	8,088,418	1,256,965	9,345,383
Windstream Corp.	726,900	101,958	828,858	6,687,480	938,014	7,625,494

				28,519,486	5,633,059	34,152,545	3.1%

Wireless Telecommunication Services
Clearwire Corp., Class A*	—	3,300	3,300	—	16,269	16,269
Crown Castle International Corp.*^	—	103,167	103,167	—	1,813,676	1,813,676
Leap Wireless International, Inc.*	—	22,394	22,394	—	602,174	602,174
Telephone & Data Systems, Inc.^	—	27,173	27,173	—	862,743	862,743
U.S. Cellular Corp.*	—	4,500	4,500	—	194,580	194,580

				—	3,489,442	3,489,442	0.3%

Total Telecommunication Services				28,519,486	9,122,501	37,641,987	3.4%

Utilities
Electric Utilities
American Electric Power Co., Inc.	—	183,501	183,501	—	6,106,913	6,106,913
DPL, Inc.^	—	48,060	48,060	—	1,097,690	1,097,690
Edison International	—	148,931	148,931	—	4,783,664	4,783,664
Great Plains Energy, Inc.^	—	54,296	54,296	—	1,049,542	1,049,542
Hawaiian Electric Industries, Inc.^	—	40,950	40,950	—	906,633	906,633
Northeast Utilities	258,802	324,439	583,241	6,226,776	7,806,002	14,032,778
NV Energy, Inc.	—	527,568	527,568	—	5,217,648	5,217,648
Pepco Holdings, Inc.	—	91,535	91,535	—	1,625,662	1,625,662
Pinnacle West Capital Corp.^	—	45,782	45,782	—	1,470,976	1,470,976
Progress Energy, Inc.	—	119,424	119,424	—	4,759,046	4,759,046

				6,226,776	34,823,776	41,050,552	3.7%

Gas Utilities
AGL Resources, Inc.^	—	35,073	35,073	—	1,099,538	1,099,538
Atmos Energy Corp.	—	41,289	41,289	—	978,549	978,549
Energen Corp.	—	26,742	26,742	—	784,343	784,343
National Fuel Gas Co.	—	37,197	37,197	—	1,165,382	1,165,382
ONEOK, Inc.	—	47,516	47,516	—	1,383,666	1,383,666
Questar Corp.	—	48,916	48,916	—	1,599,064	1,599,064
Southwest Gas Corp.	59,696	—	59,696	1,505,533	—	1,505,533
UGI Corp.	—	236,290	236,290	—	5,770,202	5,770,202

				1,505,533	12,780,744	14,286,277	1.3%

Independent Power Producers & Energy Traders
Constellation Energy Group, Inc.	—	7,000	7,000	—	175,630	175,630
Dynegy, Inc., Class A*	—	224,929	224,929	—	449,858	449,858
Mirant Corp.*	—	25,617	25,617	—	483,393	483,393
NRG Energy, Inc.*	—	66,746	66,746	—	1,557,184	1,557,184
Reliant Energy, Inc.*	—	157,039	157,039	—	907,685	907,685

				—	3,573,750	3,573,750	0.3%

Multi-Utilities
Alliant Energy Corp.	—	50,174	50,174	—	1,464,077	1,464,077
Ameren Corp.	183,058	96,179	279,237	6,088,509	3,198,914	9,287,423
CenterPoint Energy, Inc.	—	55,429	55,429	—	699,514	699,514
CMS Energy Corp.^	608,681	103,201	711,882	6,153,765	1,043,362	7,197,127
Consolidated Edison, Inc.^	—	124,596	124,596	—	4,850,522	4,850,522
DTE Energy Co.	—	74,613	74,613	—	2,661,446	2,661,446
Integrys Energy Group, Inc.^	—	34,738	34,738	—	1,493,039	1,493,039
MDU Resources Group, Inc.	—	84,238	84,238	—	1,817,856	1,817,856
NiSource, Inc.	453,843	124,953	578,796	4,978,658	1,370,734	6,349,392
NSTAR^	—	49,149	49,149	—	1,793,447	1,793,447
OGE Energy Corp.	—	42,096	42,096	—	1,085,235	1,085,235
PG&E Corp.	—	163,231	163,231	—	6,318,672	6,318,672
Puget Energy, Inc.	—	58,989	58,989	—	1,608,630	1,608,630
SCANA Corp.	—	53,672	53,672	—	1,910,723	1,910,723
Sempra Energy	—	114,406	114,406	—	4,877,128	4,877,128
TECO Energy, Inc.^	—	236,312	236,312	—	2,918,453	2,918,453
Vectren Corp.^	—	36,760	36,760	—	919,368	919,368
Wisconsin Energy Corp.^	—	167,794	167,794	—	7,043,992	7,043,992
Xcel Energy, Inc.	—	196,999	196,999	—	3,654,332	3,654,332

				17,220,932	50,729,444	67,950,376	6.1%

Water Utilities
American Water Works Co., Inc.^	—	29,300	29,300	—	611,784	611,784
Aqua America, Inc.^	—	60,940	60,940	—	1,254,755	1,254,755

				—	1,866,539	1,866,539	0.2%

Total Utilities				24,953,241	103,774,253	128,727,494	11.6%

Total Common Stocks				247,543,107	754,441,232	1,001,984,339	89.7%

(Cost $1,699,601,379)	386,718,695	1,312,882,684	1,699,601,379

Investment Companies
Exchange Traded Funds (ETFs)
iShares Morningstar Mid Core Index Fund^	—	32,066	32,066	—	1,588,229	1,588,229
iShares Morningstar Mid Growth Index Fund	—	38,630	38,630	—	2,060,524	2,060,524
iShares Morningstar Mid Value Index Fund	—	247,737	247,737	—	12,156,455	12,156,455
iShares Russell Midcap Growth Index Fund	—	40,154	40,154	—	1,257,623	1,257,623
iShares Russell Midcap Index Fund	—	10,519	10,519	—	628,195	628,195
iShares Russell Midcap Value Index Fund	—	1,614,105	1,614,105	—	45,905,146	45,905,146
iShares S&P MidCap 400 Growth Index Fund	—	16,600	16,600	—	920,470	920,470
iShares S&P MidCap 400 Index Fund	—	9,455	9,455	—	505,464	505,464
iShares S&P MidCap 400/BARRA Value Index Fund	—	545,062	545,062	—	27,427,520	27,427,520

				—	92,449,626	92,449,626

Total Investment Companies				—	92,449,626	92,449,626	8.3%

(Cost $161,592,060)	—	161,592,060	161,592,060

SHORT-TERM INVESTMENTS:
Government Securities
U.S. Treasury Bills
.13%, 6/11/09 #(p)	—	$1,119,000	$1,119,000	—	1,118,343	1,118,343

				—	1,118,343	1,118,343	0.1%

Short-Term Investments of Cash Collateral for Securities Loaned
Caylon/New York
.41%, 7/2/10 (l)	—	9,996,736	9,996,736	—	9,582,071	9,582,071
CAM U.S. Finance S.A.U.
3.24%, 2/2/09 (l)	—	10,000,000	10,000,000	—	10,000,000	10,000,000
CC USA, Inc.
.38%, 2/12/09 (l)	—	14,998,663	14,998,663	—	14,998,663	14,998,663
Citigroup Funding, Inc.
.36%, 3/16/09 (l)	—	4,000,000	4,000,000	—	3,975,392	3,975,392
Goldman Sachs & Co. Repurchase Agreement
0.06%, 1/2/09 (r) (v)	20,956,121	119,404,254	140,360,375	20,956,121	119,404,254	140,360,375
Goldman Sachs Group, Inc.
.41%, 3/27/09 (l)	2,000,000	5,000,000	7,000,000	1,989,766	4,974,415	6,964,181
Links Finance LLC
.37%, 6/22/09 (l)	—	14,998,138	14,998,138	—	14,866,649	14,866,649
MassMutual Global Funding II
.40%, 3/26/10 (l)	—	10,000,000	10,000,000	—	9,909,500	9,909,500
Morgan Stanley
2.87%, 2/9/09 (l)	—	14,266,659	14,266,659	—	14,266,659	14,266,659
Wells Fargo & Co.
.17%, 8/3/09 (l)	—	5,000,000	5,000,000	—	4,871,030	4,871,030

Total Short-Term Investments of Cash Collateral for Securities Loaned				22,945,887	206,848,633	229,794,520	20.6%

Time Deposit
JP Morgan Chase Nassau
0.001%, 1/2/09	11,733,837	9,635,161	21,368,998	11,733,837	9,635,161	21,368,998

				11,733,837	9,635,161	21,368,998	1.9%

Total Short-Term Investments				34,679,724	217,602,137	252,281,861	22.5%

(Cost/Amortized Cost $253,107,717)	34,689,958	218,417,759	253,107,717

Total Investments				282,222,831	1,064,492,995	1,346,715,826	120.6%
(Cost/Amortized Cost $2,114,301,156)	421,408,653	1,692,892,503	2,114,301,156
Other Assets Less Liabilities				(22,670,917)	(206,971,584)	(229,642,501)	-20.6%

Net Assets (100%)				$259,551,914	$857,521,411	$1,117,073,325	100.0%

See notes to pro-forma financial statements.

NOTES	TO SCHEDULE OF PORTFOLIO INVESTMENTS:

*	Non-income producing.
^	All, or a portion of security on loan (See Note 1).
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2008.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.500%-6.000%, maturing 11/1/19-12/1/38; Federal National Mortgage Association, 4.000%-7.000%, maturing 9/1/18-1/1/39; Government National Mortgage Association, 4.500%-11.500%, maturing 2/15/13-12/20/38.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

	EQ/Lord Abbett Mid Cap Value Portfolio	EQ/Mid Cap Value Plus Portfolio	Combined Pro Forma
Level 1
Assets
Investments in Securities	$247,543,107	$839,767,677	$1,087,310,784
Other Investments*	—	337,116	337,116
Liabilities
Investments in Securities	—	—	—
Other Investments*	—	—	—
Level 1 Total	$247,543,107	$840,104,793	$1,087,647,900
Level 2
Assets
Investments in Securities	$34,679,724	$224,725,318	$259,405,042
Other Investments*	—	—	—
Liabilities
Investments in Securities	—	—	—
Other Investments*	—	—	—
Level 2 Total	$34,679,724	$224,725,318	$259,405,042
Level 3
Assets
Investments in Securities	—	—	—
Other Investments*	—	—	—
Liabilities
Investments in Securities	—	—	—
Other Investments*	—	—	—
Level 3 Total	—	—	—
Total	$282,222,831	$1,064,830,111	$1,347,052,942

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/deprecation on the investment.

At December 31, 2008 the EQ/Mid Cap Value Plus Portfolio* had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2008	Unrealized Appreciation
Purchase
S&P MidCap 400 E-Mini Index	161	March-09	$8,311,804	$8,648,920	$337,116

*	Other Portfolios did not hold futures.

	EQ/Lord Abbett Mid Cap Value	EQ/Mid Cap Value PLUS	Pro-Forma Adjustment		Pro-Forma Combined
Investments at Cost	421,408,653	1,573,488,249			1,994,896,902
Repurchase Agreements Amortized Cost		119,404,254			119,404,254
Foreign Cash at Cost		47			47
Securities on loan at market value	22,823,582	207,739,526			230,563,108
ASSETS
Investments at Value	282,222,831	945,088,741			1,227,311,572
Repurchase Agreements		119,404,254			119,404,254
Cash		907,087			907,087
Foreign Cash		44			44
Dividends, interest, and other receivables	599,956	2,148,809			2,748,765
Receivable for securities sold		1,389,098			1,389,098
Variation margin receivable on futures contracts		189,980			189,980
Receivable from Separate Accounts for Trust shares sold	112,796	42,296			155,092
Other assets	1,665	14,047			15,712

Total assets	282,937,248	1,069,184,356	0		1,352,121,604

LIABILITIES
Payable for return of cash collateral on securities loaned	22,956,121	207,664,449			230,620,570
Payable for securities purchased		1,703,676			1,703,676
Payable to Separate Accounts for Trust shares redeemed	156,275	1,350,687			1,506,962
Investment management fees payable	127,322	354,447			481,769
Distribution fees payable- Class IB	42,923	168,056			210,979
Administrative fees payable	23,439	114,921			138,360
Recoupment fees payable		48,687			48,687
Trustees’ fees payable	1,496	14,378			15,874
Accrued expenses	77,758	243,644			321,402

Total liabilities	23,385,334	211,662,945	0		235,048,279

NET ASSETS	259,551,914	857,521,411	0		1,117,073,325

Net assets were comprised of:
Paid in capital	446,771,284	1,674,337,452			2,121,108,736
Accumulated undistributed net investment income (loss)	(781)	142,024			141,243
Accumulated undistributed net realized gain (loss)	(48,032,767)	(188,897,705)			(236,930,472)
Unrealized appreciation (depreciation) on investments	(139,185,822)	(628,060,360)			(767,246,182)

	259,551,914	857,521,411	0		1,117,073,325

Class IA Shares:
Net Assets	42,881,091	18,746,926			61,628,017
Shares outstanding	6,342,522	3,034,489	598,467	*	9,975,478

Net asset value, offering and redemption price per share	6.76	6.18			6.18

Class IB Shares:
Net Assets	216,670,823	838,774,485			1,055,445,308
Shares outstanding	32,015,399	137,510,905	3,506,188	*	173,032,492

Net asset value, offering and redemption price per share	6.77	6.10			6.10

STATEMENT OF OPERATIONS
Dividend Withholding Tax	—	13,059			13,059
INVESTMENT INCOME
Dividends	7,963,487	28,034,577			35,998,064
Interest	237,973	379,305			617,278
Securities lending (net)	490,488	2,051,144			2,541,632

Total income	8,691,948	30,465,026	0		39,156,974

EXPENSES
Investment management fees	2,438,661	7,161,285	(533,998	) (b)	9,065,948
Distribution fees- Class IB	709,152	3,192,990			3,902,142
Administrative fees	380,237	2,093,102	139,192	(b)	2,612,531
Custodian fees	30,001	337,000	(28,001	) (a)(b)	339,000
Printing and mailing expenses	77,486	256,741			334,227
Professional fees	51,516	67,393	(49,000	) (a)	69,909
Trustees’ fees	7,200	27,781			34,981
Miscellaneous	15,571	51,093	(6,664	) (a)	60,000

Gross expenses	3,709,824	13,187,385	(478,471)		16,418,738

Less: Waiver from investment advisor	(217,793)	(180,066)	397,859	(d)	0
Fees paid indirectly	(29,686)	(50,848)	29,686	(c)	(50,848)

Net expenses	3,462,345	12,956,471	(50,926)		16,367,890

NET INVESTMENT INCOME	5,229,603	17,508,555	50,926		22,789,084

REALIZED AND UNREALIZED LOSS
Realized gain (loss) on:
Securities	(47,354,036)	(168,742,051)			(216,096,087)
Futures		(3,494,509)			(3,494,509)
Foreign currency transactions		(3,700)			(3,700)

Net realized gain (loss)	(47,354,036)	(172,240,260)	0		(219,594,296)

Net change in unrealized appreciation (depreciation) on:
Securities	(124,446,577)	(450,269,357)			(574,715,934)
Futures		261,053			261,053
Foreign currency translations		(3,913)			(3,913)

Net change in unrealized appreciation (depreciation)	(124,446,577)	(450,012,217)	0		(574,458,794)

NET REALIZED AND UNREALIZED LOSS	(171,800,613)	(622,252,477)	0		(794,053,090)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(166,571,010)	(604,743,922)	50,926		(771,264,006)

*	Reflects new shares issued of the Acquiring Portfolio
(a)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(b)	Reflects adjustment in expenses due to effects of new contract rate.
(c)	Reflects adjustment to eliminate EQ/Lord Abbett Mid Cap Value's Fees Paid Indirectly.
(d)	Reflects decrease in waiver due to expense adjustments.

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(UNAUDITED - As of December 31, 2008)

NOTE 1 – BASIS OF COMBINATION:

On May 21, 2009 the Board of Trustees of EQ Advisors Trust (the “Trust”) approved a proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all assets of the EQ/Lord Abbett Mid Cap Value Portfolio (“Mid Cap Value Portfolio”) to the EQ/Mid Cap Value PLUS Portfolio (“PLUS Portfolio”), each a series of the Trust, and the assumption by the PLUS Portfolio of all of the liabilities of the Mid Cap Value Portfolio in exchange for shares of the PLUS Portfolio having an aggregate value equal to the net assets of the Mid Cap Value Portfolio, the distribution of the PLUS Portfolio shares to the Mid Cap Value Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the Mid Cap Value Portfolio.

The Mid Cap Value Portfolio’s annual contractual management fee equals 0.70% of average daily net assets for the first $1 billion, 0.65% of average daily net assets for the next $1 billion, 0.625% for the next $3 billion, 0.600% for the next $5 billion, and 0.575% of average daily net assets thereafter. The PLUS Portfolio’s annual contractual management fee rate equals 0.55% of average daily net assets for the first $2 billion, 0.50% of average daily net assets for the next $1 billion, 0.475% for the next $3 billion, 0.450% for the next $5 billion, and 0.425% of average daily net assets thereafter. The Reorganization is subject to the approval of the Mid Cap Value Portfolio’s shareholders. A special meeting of shareholders of the Mid Cap Value Portfolio will be held on or about August 26, 2009.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2008. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of the Mid Cap Value Portfolio and the PLUS Portfolio at December 31, 2008. The unaudited pro forma statement of operations reflects the results of operations of the PLUS Portfolio as if it had acquired the Mid Cap Value Portfolio at the beginning of the period ended December 31, 2008. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio under accounting principles generally accepted in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the PLUS Portfolio for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information.

Following the Reorganization, the Plus Portfolio will be the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies,” and include:

a.)	Portfolio Management—Each of the Portfolios has a similar investment objective.

b.)	Portfolio Composition—The portfolio composition of the merged entity will resemble the portfolio structure of the PLUS Portfolio.

c.)	Investment Objectives, Policies and Restrictions – Each of the Portfolios has the same fundamental and non-fundamental investment restrictions.

d.)	Expense Structure and Expense Ratios – The merged entity will have a lower expense structure and expense ratios than the Mid Cap Value Portfolio.

e.)	Asset Size

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Each of the Portfolios have substantially the same significant accounting policies, which are detailed in the historical financial statements referenced above in Note 1.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

NOTE 3 – SHARES:

The unaudited pro forma net asset value per share assumes additional common shares of beneficial interest issued in connection with the proposed acquisition of the Mid Cap Value Portfolio by the PLUS Portfolio as of December 31, 2008. The number of additional shares issued was calculated based on the net assets of the Mid Cap Value Portfolio and net asset value per respective class of the PLUS Portfolio at December 31, 2008.

NOTE 4 – UNAUDITED PRO FORMA ADJUSTMENTS:

The accompanying unaudited pro forma financial statements reflect changes in the PLUS Portfolio’s shares as if the merger had taken place on December 31, 2008. AXA Equitable will bear the expenses of the Reorganization, which are estimated at approximately $146,000.

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares			Value (Note 1)
	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets
COMMON STOCKS:
Consumer Discretionary
Auto Components
Autoliv, Inc.	—	33,438	33,438	$—	$717,580	$717,580
BorgWarner, Inc.^	—	6,800	6,800	—	148,036	148,036
Federal Mogul Corp.*^	—	10,500	10,500	—	44,415	44,415
Goodyear Tire & Rubber Co.*	—	38,431	38,431	—	229,433	229,433
TRW Automative Holdings Corp.*^	—	272,700	272,700	—	981,720	981,720

				—	2,121,184	2,121,184	0.2%

Automobiles
Ford Motor Co.*^	—	1,056,495	1,056,495	—	2,419,373	2,419,373
General Motors Corp.^	—	238,615	238,615	—	763,568	763,568
Harley-Davidson, Inc.^	—	12,003	12,003	—	203,691	203,691
Thor Industries, Inc.^	—	11,170	11,170	—	147,221	147,221

				—	3,533,853	3,533,853	0.3%

Distributors
Geniune Parts Co.	—	129,113	129,113	—	4,888,218	4,888,218	0.4%

Diversified Consumer Services
Career Education Corp.*	—	40,636	40,636	—	729,010	729,010
Service Corp. International^	—	121,547	121,547	—	604,088	604,088
Weight Watchers International, Inc.^	—	2,500	2,500	—	73,550	73,550

				—	1,406,648	1,406,648	0.1%

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	—	23,100	23,100	—	109,263	109,263
Choice Hotels International, Inc.^	—	9,200	9,200	—	276,552	276,552
International Speedway Corp., Class A	—	14,697	14,697	—	422,245	422,245
Interval Leisure Group, Inc.*^	—	14,581	14,581	—	78,591	78,591
MGM MIRAGE*^	—	3,400	3,400	—	46,784	46,784
Morgans Hotel Group Co.*	423,623	—	423,623	1,974,083	—	1,974,083
Orient-Express Hotels Ltd., Class A^	—	2,700	2,700	—	20,682	20,682
Royal Caribbean Cruises Ltd.^	—	63,372	63,372	—	871,365	871,365
Starwood Hotels & Resorts Worldwide, Inc.	1,344,482	—	1,344,482	24,066,228	—	24,066,228
Wyndham Worldwide Corp.	—	79,227	79,227	—	518,937	518,937

				26,040,311	2,344,419	28,384,730	2.2%

Household Durables
Black & Decker Corp.	—	27,887	27,887	—	1,165,955	1,165,955
Centex Corp.	—	56,899	56,899	—	605,405	605,405
D.R. Horton, Inc.^	—	144,613	144,613	—	1,022,414	1,022,414
Fortune Brands, Inc.	—	70,278	70,278	—	2,901,076	2,901,076
Harman International Industries, Inc.	—	6,800	6,800	—	113,764	113,764
Jarden Corp.*^	—	30,833	30,833	—	354,580	354,580
KB Home^	—	34,243	34,243	—	466,390	466,390
Leggett & Platt, Inc.^	—	74,515	74,515	—	1,131,883	1,131,883
Lennar Corp., Class A^	—	61,027	61,027	—	529,104	529,104
M.D.C. Holdings, Inc.^	—	190,131	190,131	—	5,760,969	5,760,969
Mohawk Industries, Inc.*	—	25,305	25,305	—	1,087,356	1,087,356
Newell Rubbermaid, Inc.	—	316,974	316,974	—	3,100,006	3,100,006
NVR, Inc.*	—	1,812	1,812	—	826,725	826,725
Pulte Homes, Inc.	—	73,932	73,932	—	808,077	808,077
Snap-On, Inc.	—	26,124	26,124	—	1,028,763	1,028,763
Stanley Works^	—	35,813	35,813	—	1,221,223	1,221,223
Toll Brothers, Inc.*^	—	173,069	173,069	—	3,708,869	3,708,869
Whirlpool Corp.^	—	34,166	34,166	—	1,412,764	1,412,764

				—	27,245,323	27,245,323	2.1%

Internet & Catalog Retail
Expedia, Inc.*^	—	95,362	95,362	—	785,783	785,783
HSN, Inc.*^	—	14,581	14,581	—	106,004	106,004
Liberty Media Corp., Interactive, Class A*	—	272,838	272,838	—	851,254	851,254
Ticketmaster Entertainment, Inc.*	—	14,581	14,581	—	93,610	93,610

				—	1,836,651	1,836,651	0.1%

Leisure Equipment & Products
Eastman Kodak Co.^	—	129,118	129,118	—	849,597	849,597
Hasbro, Inc.	—	32,471	32,471	—	947,179	947,179
Mattel, Inc.	—	165,588	165,588	—	2,649,408	2,649,408

				—	4,446,184	4,446,184	0.3%

Media
Ascent Media Corp., Class A *	—	6,391	6,391	—	139,579	139,579
Cablevision Systems Corp. - New York Group, Class A	—	100,731	100,731	—	1,696,310	1,696,310
CBS Corp., Class B	—	269,915	269,915	—	2,210,604	2,210,604
Clear Channel Outdoor Holdings, Inc., Class A*^	—	4,100	4,100	—	25,215	25,215
Discovery Communications, Inc., Class A*	—	62,095	62,095	—	879,265	879,265
Discovery Communications, Inc., Class C*	—	69,518	69,518	—	930,846	930,846
EW Scripps Co., Class A	—	13,400	13,400	—	29,614	29,614
Gannett Co., Inc.^	—	105,050	105,050	—	840,400	840,400
Hearst-Argyle Television, Inc.^	—	10,600	10,600	—	64,236	64,236
Interpublic Group of Cos., Inc.*	—	31,500	31,500	—	124,740	124,740
Liberty Global, Inc., Class A*^	—	69,536	69,536	—	1,107,013	1,107,013
Liberty Media Corp., Capital Series, Class A*	—	49,888	49,888	—	234,973	234,973
McGraw-Hill Cos., Inc.	—	74,279	74,279	—	1,722,530	1,722,530
Meredith Corp.	—	17,862	17,862	—	305,797	305,797
New York Times Co., Class A^	—	64,373	64,373	—	471,854	471,854
Regal Entertainment Group, Class A	—	36,188	36,188	—	369,480	369,480
Scripps Networks Interactive, Inc., Class A	—	39,893	39,893	—	877,646	877,646
Virgin Media, Inc.^	—	609,854	609,854	—	3,043,172	3,043,172
Warner Music Group Corp.^	—	19,400	19,400	—	58,588	58,588
Washington Post Co., Class B	—	2,857	2,857	—	1,114,944	1,114,944

				—	16,246,806	16,246,806	1.2%

Multiline Retail
Family Dollar Stores, Inc.	—	58,497	58,497	—	1,525,017	1,525,017
J.C. Penney Co., Inc.^	—	101,511	101,511	—	1,999,767	1,999,767
Kohl’s Corp.*	—	33,537	33,537	—	1,214,039	1,214,039
Macy’s, Inc.^	—	194,033	194,033	—	2,008,242	2,008,242
Saks, Inc.*^	—	65,490	65,490	—	286,846	286,846
Sears Holdings Corp.*^	—	25,042	25,042	—	973,382	973,382

				—	8,007,293	8,007,293	0.6%

Specialty Retail
American Eagle Outfitters, Inc.	—	268,982	268,982	—	2,517,671	2,517,671
AnnTaylor Stores Corp.*^	—	16,866	16,866	—	97,317	97,317
AutoNation, Inc.*^	—	52,135	52,135	—	515,094	515,094
Barnes & Noble, Inc.^	—	16,377	16,377	—	245,655	245,655
Bed Bath & Beyond, Inc.*^	—	20,780	20,780	—	528,227	528,227
Foot Locker, Inc.	—	69,315	69,315	—	508,772	508,772
Gap, Inc.	—	111,865	111,865	—	1,497,872	1,497,872
Limited Brands, Inc.^	—	44,122	44,122	—	442,985	442,985
Office Depot, Inc.*	—	122,242	122,242	—	364,281	364,281
OfficeMax, Inc.^	—	34,387	34,387	—	262,717	262,717
O’Reilly Automotive, Inc.*^	—	39,066	39,066	—	1,200,889	1,200,889
Penske Automotive Group, Inc.	—	18,900	18,900	—	145,152	145,152
RadioShack Corp.^	—	60,353	60,353	—	720,615	720,615
Signet Jewelers Ltd.^	—	38,728	38,728	—	335,772	335,772
TJX Cos., Inc.	—	80,900	80,900	—	1,664,113	1,664,113
Williams-Sonoma, Inc.	—	36,457	36,457	—	286,552	286,552

				—	11,333,684	11,333,684	0.9%

Textiles, Apparel & Luxury Goods
Jones Apparel Group, Inc.	—	39,282	39,282	—	230,193	230,193
Liz Claiborne, Inc.^	—	42,981	42,981	—	111,751	111,751
Phillips-Van Heusen Corp.^	—	3,000	3,000	—	60,390	60,390
VF Corp.^	—	101,024	101,024	—	5,533,084	5,533,084

				—	5,935,418	5,935,418	0.4%

Total Consumer Discretionary				26,040,311	89,345,681	115,385,992	8.8%

Consumer Staples
Beverages
Brown-Forman Corp., Class B	—	12,453	12,453	—	641,205	641,205
Coca-Cola Enterprises, Inc.	—	144,770	144,770	—	1,741,583	1,741,583
Constellation Brands, Inc., Class A*^	—	84,368	84,368	—	1,330,483	1,330,483
Dr. Pepper Snapple Group, Inc.*	—	116,599	116,599	—	1,894,734	1,894,734
Molson Coors Brewing Co., Class B	—	52,869	52,869	—	2,586,352	2,586,352
Pepsi Bottling Group, Inc.	—	62,765	62,765	—	1,412,840	1,412,840
PepsiAmericas, Inc.	—	26,330	26,330	—	536,079	536,079

				—	10,143,276	10,143,276	0.8%

Food & Staples Retailing
BJ’s Wholesale Club, Inc.*^	—	27,152	27,152	—	930,228	930,228
Rite Aid Corp.*^	—	235,400	235,400	—	72,974	72,974
Safeway, Inc.	—	200,209	200,209	—	4,758,968	4,758,968
SUPERVALUE, Inc.	—	97,014	97,014	—	1,416,404	1,416,404

				—	7,178,574	7,178,574	0.5%

Food Products
Bunge Ltd.^	—	55,570	55,570	—	2,876,859	2,876,859
Campbell Soup Co.	—	46,993	46,993	—	1,410,260	1,410,260
Chaoda Modern Agriculture (Holdings) Ltd.	—	3,080,720	3,080,720	—	1,983,207	1,983,207
ConAgra Foods, Inc.	—	207,126	207,126	—	3,417,579	3,417,579
Corn Products International, Inc.	—	33,995	33,995	—	980,756	980,756

See notes to pro-forma financial statements.

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares			Value (Note 1)
	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets
Cosan Ltd., Class A*^	—	28,200	28,200	—	97,572	97,572
Dean Foods Co.*	—	190,270	190,270	—	3,419,152	3,419,152
Del Monte Foods Co.	—	89,515	89,515	—	639,137	639,137
First Pacific Co.	—	4,404,000	4,404,000	—	1,536,674	1,536,674
H.J. Heinz Co.	—	64,148	64,148	—	2,411,965	2,411,965
Hershey Co.	—	34,750	34,750	—	1,207,215	1,207,215
Hormel Foods Corp.	—	32,529	32,529	—	1,011,001	1,011,001
JM Smucker Co.	—	43,892	43,892	—	1,903,157	1,903,157
Marfrig Frigorificos e Comercio de Alimentos S.A.*	—	238,100	238,100	—	778,892	778,892
Marine Harvest ASA*	—	6,958,000	6,958,000	—	1,062,029	1,062,029
McCormick & Co., Inc. (Non-Voting)	—	31,958	31,958	—	1,018,182	1,018,182
Perdigao S.A.*	—	71,200	71,200	—	926,966	926,966
Sara Lee Corp.	—	324,351	324,351	—	3,175,396	3,175,396
Smithfield Foods, Inc.*^	—	322,139	322,139	—	4,532,496	4,532,496
Tyson Foods, Inc., Class A	—	119,345	119,345	—	1,045,462	1,045,462

				—	35,433,957	35,433,957	2.7%

Household Products
Clorox Co.	—	43,782	43,782	—	2,432,528	2,432,528

				—	2,432,528	2,432,528	0.2%

Personal Products
Alberto-Culver Co.	—	34,660	34,660	—	849,517	849,517
NBTY, Inc.*	—	12,073	12,073	—	188,942	188,942

				—	1,038,459	1,038,459	0.1%

Tobacco
Lorillard, Inc.	—	37,898	37,898	—	2,135,552	2,135,552
UST, Inc.	—	67,558	67,558	—	4,687,174	4,687,174

				—	6,822,726	6,822,726	0.5%

Total Consumer Staples				—	63,049,520	63,049,520	4.8%

Energy
Energy Equipment & Services
BJ Services Co.^	—	133,888	133,888	—	1,562,473	1,562,473
Cie Generale de Geophysique-Veritas (ADR)*^	—	120,400	120,400	—	1,804,796	1,804,796
ENSCO International, Inc.	—	4,500	4,500	—	127,755	127,755
Exterran Holdings, Inc.*	—	30,593	30,593	—	651,631	651,631
Global Industries Ltd.*^	—	19,300	19,300	—	67,357	67,357
Helix Energy Solutions Group, Inc.*	—	37,517	37,517	—	271,623	271,623
Helmerich & Payne, Inc.	—	47,746	47,746	—	1,086,222	1,086,222
Hercules Offshore, Inc.*^	—	39,771	39,771	—	188,912	188,912
Key Energy Services, Inc.*	—	46,697	46,697	—	205,934	205,934
Nabors Industries Ltd.*	—	110,164	110,164	—	1,318,663	1,318,663
Oil States International, Inc.*^	—	7,700	7,700	—	143,913	143,913
Patterson-UTI Energy, Inc.^	—	26,757	26,757	—	307,973	307,973
Pride International, Inc.*^	—	21,249	21,249	—	339,559	339,559
Rowan Cos., Inc.^	—	32,777	32,777	—	521,154	521,154
SBM Offshore N.V.	—	63,179	63,179	—	827,907	827,907
SEACOR Holdings, Inc.*^	—	8,249	8,249	—	549,796	549,796
Tidewater, Inc.^	—	22,507	22,507	—	906,357	906,357
Unit Corp.*	—	4,988	4,988	—	133,279	133,279

				—	11,015,304	11,015,304	0.8%

Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corp.^	—	25,800	25,800	—	670,800	670,800
Cimarex Energy Co.	—	37,918	37,918	—	1,015,444	1,015,444
El Paso Corp.^	—	254,087	254,087	—	1,989,501	1,989,501
Encore Acquisition Co.*	—	17,845	17,845	—	455,404	455,404
Forest Oil Corp.*^	—	44,065	44,065	—	726,632	726,632
Mariner Energy, Inc.*^	—	11,000	11,000	—	112,200	112,200
Newfield Exploration Co.*^	—	207,831	207,831	—	4,104,662	4,104,662
Noble Energy, Inc.	—	103,143	103,143	—	5,076,699	5,076,699
Overseas Shipholding Group, Inc.^	—	11,079	11,079	—	466,537	466,537
Petrohawk Energy Corp.*	—	7,000	7,000	—	109,410	109,410
Pioneer Natural Resources Co.	—	54,268	54,268	—	878,056	878,056
Plains Exploration & Production Co.*	—	4,383	4,383	—	101,861	101,861
Southern Union Co.	—	51,324	51,324	—	669,265	669,265
Spectra Energy Corp.	—	289,306	289,306	—	4,553,677	4,553,677
St. Mary Land & Exploration Co.^	—	16,377	16,377	—	332,617	332,617
Sunoco, Inc.^	—	21,540	21,540	—	936,128	936,128
Teekay Corp.^	—	18,889	18,889	—	371,169	371,169
Tesoro Corp.^	—	44,308	44,308	—	583,536	583,536
Uranium One, Inc.*	—	512,300	512,300	—	742,825	742,825

				—	23,896,423	23,896,423	1.8%

Total Energy				—	34,911,727	34,911,727	2.6%

Financials
Capital Markets
Affiliated Managers Group, Inc.*^	—	41,400	41,400	—	1,735,488	1,735,488
Allied Capital Corp.^	—	77,750	77,750	—	209,148	209,148
American Capital Ltd.^	—	90,899	90,899	—	294,513	294,513
Ameriprise Financial, Inc.	—	234,061	234,061	—	5,467,665	5,467,665
E*TRADE Financial Corp.*^	—	158,600	158,600	—	182,390	182,390
Invesco Ltd.	—	283,260	283,260	—	4,090,274	4,090,274
Investment Technology Group, Inc.*^	—	1,700	1,700	—	38,624	38,624
Janus Capital Group, Inc.^	—	5,300	5,300	—	42,559	42,559
Jefferies Group, Inc.^	—	57,854	57,854	—	813,427	813,427
Legg Mason, Inc.^	—	63,553	63,553	—	1,392,446	1,392,446
MF Global Ltd.*^	—	23,800	23,800	—	48,552	48,552
Northern Trust Corp.	—	9,689	9,689	—	505,184	505,184
Raymond James Financial, Inc.^	—	43,898	43,898	—	751,973	751,973
TD Ameritrade Holding Corp.*	—	174,700	174,700	—	2,489,475	2,489,475

				—	18,061,718	18,061,718	1.4%

Commercial Banks
Associated Banc-Corp	—	58,252	58,252	—	1,219,214	1,219,214
Bancorpsouth, Inc.^	—	37,380	37,380	—	873,197	873,197
Bank of Hawaii Corp.^	—	21,767	21,767	—	983,215	983,215
BOK Financial Corp.^	—	10,077	10,077	—	407,111	407,111
City National Corp./California^	—	18,140	18,140	—	883,418	883,418
Comerica, Inc.^	—	132,330	132,330	—	2,626,751	2,626,751
Commerce Bancshares, Inc./Missouri^	—	29,458	29,458	—	1,294,679	1,294,679
Cullen/Frost Bankers, Inc.^	—	26,733	26,733	—	1,354,828	1,354,828
Fifth Third Bancorp^	—	231,291	231,291	—	1,910,464	1,910,464
First Citizens BancShares, Inc./North Carolina, Class A^	—	2,734	2,734	—	417,755	417,755
First Horizon National Corp.^	—	93,306	93,306	—	986,241	986,241
Fulton Financial Corp.^	—	80,013	80,013	—	769,725	769,725
Huntington Bancshares, Inc./Ohio^	—	182,333	182,333	—	1,396,671	1,396,671
KeyCorp	—	226,680	226,680	—	1,931,314	1,931,314
M&T Bank Corp.^	—	63,055	63,055	—	3,619,988	3,619,988
Marshall & Ilsley Corp.^	—	117,832	117,832	—	1,607,228	1,607,228
National City Corp.	—	932,668	932,668	—	1,688,129	1,688,129
Popular, Inc.^	—	562,708	562,708	—	2,903,573	2,903,573
Regions Financial Corp.^	—	317,779	317,779	—	2,529,521	2,529,521
Signature Bank/New York*	—	1,800	1,800	—	51,642	51,642
Synovus Financial Corp.	—	127,519	127,519	—	1,058,408	1,058,408
TCF Financial Corp.^	—	58,142	58,142	—	794,220	794,220
Valley National Bancorp^	—	61,226	61,226	—	1,239,826	1,239,826
Webster Financial Corp.^	—	23,792	23,792	—	327,854	327,854
Whitney Holding Corp./Louisiana^	—	29,088	29,088	—	465,117	465,117
Wilmington Trust Corp.^	—	30,537	30,537	—	679,143	679,143
Zions Bancorporation^	—	52,385	52,385	—	1,283,956	1,283,956

				—	35,303,188	35,303,188	2.7%

Consumer Finance
AmeriCredit Corp.*^	—	52,183	52,183	—	398,678	398,678
Discover Financial Services	—	219,402	219,402	—	2,090,901	2,090,901
SLM Corp.*^	—	24,089	24,089	—	214,392	214,392
Student Loan Corp.^	—	1,800	1,800	—	73,800	73,800

				—	2,777,771	2,777,771	0.2%

Diversified Financial Services
CIT Group, Inc.^	—	500,740	500,740	—	2,273,359	2,273,359
Leucadia National Corp.*^	—	80,668	80,668	—	1,597,226	1,597,226
Moody’s Corp.	—	90,174	90,174	—	1,811,596	1,811,596
NASDAQ OMX Group, Inc.*^	—	28,335	28,335	—	700,158	700,158
PHH Corp.*^	—	410,000	410,000	—	5,219,300	5,219,300

				—	11,601,639	11,601,639	0.9%

Insurance
Alleghany Corp.*	—	2,311	2,311	—	651,702	651,702
Allied World Assurance Co. Holdings Ltd./Bermuda^	—	22,169	22,169	—	900,061	900,061
American Financial Group, Inc./Ohio	—	36,136	36,136	—	826,792	826,792
American National Insurance Co.^	—	7,038	7,038	—	518,912	518,912
Aon Corp.	—	126,855	126,855	—	5,794,736	5,794,736
Arch Capital Group Ltd.*	—	20,900	20,900	—	1,465,090	1,465,090
Arthur J. Gallagher & Co.	—	42,460	42,460	—	1,100,139	1,100,139
Assurant, Inc.	—	53,879	53,879	—	1,616,370	1,616,370
Axis Capital Holdings Ltd.	—	52,013	52,013	—	1,514,619	1,514,619
Brown & Brown, Inc.^	—	39,965	39,965	—	835,268	835,268
Cincinnati Financial Corp.	—	66,677	66,677	—	1,938,300	1,938,300
CNA Financial Corp.	—	12,258	12,258	—	201,522	201,522
Conseco, Inc.*^	—	83,777	83,777	—	433,965	433,965

See notes to pro-forma financial statements.

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares			Value (Note 1)
	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets
Endurance Specialty Holdings Ltd.	—	23,705	23,705	—	723,714	723,714
Erie Indemnity Co., Class A^	—	13,333	13,333	—	501,721	501,721
Everest Reinsurance Group Ltd.	—	118,849	118,849	—	9,049,163	9,049,163
Fidelity National Financial, Inc., Class A	—	203,117	203,117	—	3,605,327	3,605,327
First American Corp.^	—	98,435	98,435	—	2,843,787	2,843,787
Genworth Financial, Inc., Class A	—	193,940	193,940	—	548,850	548,850
Hanover Insurance Group, Inc.	—	23,317	23,317	—	1,001,931	1,001,931
HCC Insurance Holdings, Inc.	—	52,546	52,546	—	1,405,606	1,405,606
Lincoln National Corp.	—	119,320	119,320		2,247,989	2,247,989
Markel Corp.*^	—	4,551	4,551	—	1,360,749	1,360,749
Marsh & McLennan Cos., Inc.	—	233,807	233,807	—	5,674,496	5,674,496
MBIA, Inc.*^	—	95,723	95,723	—	389,593	389,593
Mercury General Corp.^	—	12,060	12,060	—	554,639	554,639
Nationwide Financial Services, Inc., Class A	—	21,168	21,168	—	1,105,181	1,105,181
Old Republic International Corp.^	—	105,536	105,536	—	1,257,989	1,257,989
OneBeacon Insurance Group Ltd.	—	11,200	11,200	—	116,928	116,928
PartnerReinsurance Ltd.^	—	58,318	58,318	—	4,156,324	4,156,324
Platinum Underwriters Holdings Ltd.^	—	18,900	18,900	—	681,912	681,912
Principal Financial Group, Inc.^	—	118,435	118,435	—	2,673,078	2,673,078
Progressive Corp.	—	309,659	309,659	—	4,586,050	4,586,050
Protective Life Corp.^	—	31,255	31,255	—	448,509	448,509
Reinsurance Group of America, Inc.	—	169,535	169,535	—	7,259,489	7,259,489
RenaissanceReinsurance Holdings Ltd.	—	27,931	27,931	—	1,440,122	1,440,122
StanCorp Financial Group, Inc.^	—	22,224	22,224	—	928,296	928,296
Torchmark Corp.^	—	38,639	38,639	—	1,727,163	1,727,163
Transatlantic Holdings, Inc.	—	9,200	9,200	—	368,552	368,552
Unitrin, Inc.^	—	18,642	18,642	—	297,153	297,153
Unum Group	—	408,220	408,220	—	7,592,892	7,592,892
W.R. Berkley Corp.	—	62,649	62,649	—	1,942,119	1,942,119
Wesco Financial Corp.	—	590	590	—	169,861	169,861
White Mountains Insurance Group Ltd.	—	4,064	4,064	—	1,085,535	1,085,535
XL Capital Ltd., Class A	—	148,235	148,235	—	548,470	548,470

				—	86,090,664	86,090,664	6.6%

Real Estate Investment Trusts (REIT's)
Acadia Realty Trust (REIT)	244,616		244,616	3,490,670	—	3,490,670
Alexandria Real Estate Equities, Inc. (REIT)^	—	14,770	14,770	—	891,222	891,222
AMB Property Corp. (REIT)^	234,545	44,500	279,045	5,493,044	1,042,190	6,535,234
Annaly Capital Management, Inc. (REIT)^	—	572,468	572,468	—	9,085,067	9,085,067
Apartment Investment & Management Co. (REIT), Class A^	1,927	31,459	33,386	22,257	363,351	385,608
AvalonBay Communities, Inc. (REIT)^	514,301	35,196	549,497	31,156,355	2,132,174	33,288,529
Boston Properties, Inc. (REIT)^	507,333	54,749	562,082	27,903,315	3,011,195	30,914,510
Brandywine Realty Trust (REIT)^	25,501	39,736	65,237	196,613	306,365	502,978
BRE Properties, Inc. (REIT)^	39,894	22,161	62,055	1,116,234	620,065	1,736,299
Brookfield Properties Corp.	2,068,966	—	2,068,966	15,993,107	—	15,993,107
Camden Property Trust (REIT)^	495,753	8,720	504,473	15,536,899	273,285	15,810,184
CapitalSource, Inc. (REIT)^	—	87,046	87,046	—	402,153	402,153
Care Investment Trust, Inc.	100,300	—	100,300	781,337	—	781,337
CBL & Associates Properties, Inc. (REIT)^	—	30,078	30,078	—	195,507	195,507
DCT Industrial Trust, Inc. (REIT)	369,231	—	369,231	1,868,309	—	1,868,309
Developers Diversified Realty Corp. (REIT)^	67,717	53,662	121,379	330,459	261,871	592,330
Digital Realty Trust, Inc. (REIT)^	—	10,292	10,292	—	338,092	338,092
Douglas Emmett, Inc. (REIT)^	221,204	55,816	277,020	2,888,924	728,957	3,617,881
Duke Realty Corp. (REIT)^	517,759	67,410	585,169	5,674,639	738,814	6,413,453
Equity Lifestyle Properties, Inc. (REIT)	227,730	—	227,730	8,735,723	—	8,735,723
Equity One, Inc. (REIT)	11,646	—	11,646	206,134	—	206,134
Equity Residential (REIT)^	848,489	123,638	972,127	25,301,942	3,686,885	28,988,827
Essex Property Trust (REIT)^	—	9,151	9,151	—	702,339	702,339
Extendicare Real Estate Investment Trust (REIT)	30,160	—	30,160	142,921	—	142,921
Federal Realty Investment Trust (REIT)^	256,322	18,992	275,314	15,912,470	1,179,023	17,091,493
Forest City Enterprises, Inc., Class A	562,175	—	562,175	3,766,573	—	3,766,573
General Growth Properties, Inc. (REIT)^	—	48,044	48,044	—	61,977	61,977
HCP, Inc. (REIT)^	374,528	101,498	476,026	10,400,643	2,818,599	13,219,242
Health Care REIT, Inc. (REIT)^	—	41,118	41,118	—	1,735,180	1,735,180
Healthcare Realty Trust, Inc. (REIT)	697,836	—	697,836	16,385,189	—	16,385,189
Highwoods Properties, Inc. (REIT)	21,517	—	21,517	588,705	—	588,705
Hospitality Properties Trust (REIT)^	—	43,761	43,761	—	650,726	650,726
Host Hotels & Resorts, Inc. (REIT)^	2,158,381	240,431	2,398,812	16,338,944	1,820,063	18,159,007
HRPT Properties Trust (REIT)^	—	102,293	102,293	—	344,727	344,727
iStar Financial, Inc. (REIT)^	—	60,846	60,846	—	135,687	135,687
Kilroy Realty Corp. (REIT)^	77,471	13,522	90,993	2,592,180	452,446	3,044,626
Kimco Realty Corp. (REIT)^	—	249,745	249,745	—	4,565,339	4,565,339
Liberty Property Trust (REIT)	450,394	44,534	494,928	10,282,495	1,016,711	11,299,206
Macerich Co. (REIT)	37,941	—	37,941	689,009	—	689,009
Mack-Cali Realty Corp. (REIT)^	608,709	30,215	638,924	14,913,370	740,267	15,653,637
Nationwide Health Properties, Inc. (REIT)^	—	39,690	39,690	—	1,139,897	1,139,897
Parkway Properties, Inc./Maryland (REIT)	41,822	—	41,822	752,796	—	752,796
Plum Creek Timber Co., Inc. (REIT)^	421,062	53,078	474,140	14,627,694	1,843,930	16,471,624
Post Properties, Inc. (REIT)	527,413	—	527,413	8,702,314	—	8,702,314
ProLogis (REIT)^	—	120,797	120,797	—	1,677,870	1,677,870
PS Business Parks, Inc. (REIT)	78,702	—	78,702	3,514,831	—	3,514,831
Public Storage (REIT)	238,547	57,807	296,354	18,964,486	4,595,656	23,560,142
Ramco-Gershenson Properties Trust (REIT)	116,526	—	116,526	720,131	—	720,131
Rayonier, Inc. (REIT)	—	31,214	31,214	—	978,559	978,559
Regency Centers Corp. (REIT)^	509,310	31,930	541,240	23,784,777	1,491,131	25,275,908
Senior Housing Properties Trust (REIT)	881,891	—	881,891	15,803,487	—	15,803,487
Simon Property Group, Inc. (REIT)	702,003	—	702,003	37,297,419	—	37,297,419
SL Green Realty Corp. (REIT)^	11,580	26,850	38,430	299,922	695,415	995,337
Sovran Self Storage, Inc. (REIT)	85,358	—	85,358	3,072,888	—	3,072,888
Strategic Hotels & Resorts, Inc. (REIT)	1,098,207	—	1,098,207	1,844,988	—	1,844,988
Taubman Centers, Inc. (REIT)	103,688	—	103,688	2,639,896	—	2,639,896
UDR, Inc. (REIT)^	—	61,837	61,837	—	852,732	852,732
Ventas, Inc. (REIT)^	295,874	49,432	345,306	9,932,490	1,659,432	11,591,922
Vornado Realty Trust (REIT)^	312,217	62,194	374,411	18,842,296	3,753,408	22,595,704
Weingarten Realty Investors (REIT)^	7,874	34,209	42,083	162,913	707,784	870,697

				399,671,788	59,696,091	459,367,879	35.1%

Real Estate Management & Development
CB Richard Ellis Group, Inc., Class A*^	—	64,077	64,077	—	276,813	276,813
Jones Lang LaSalle, Inc.^	—	15,653	15,653	—	433,588	433,588
St. Joe Co.*^	—	6,602	6,602	—	160,560	160,560

				—	870,961	870,961	0.1%

Thrifts & Mortgage Finance
Astoria Financial Corp.	—	38,771	38,771	—	638,946	638,946
Beneficial Mutual Bancorp, Inc.*^	—	22,506	22,506	—	253,193	253,193
Capitol Federal Financial^	—	6,500	6,500	—	296,400	296,400
Hudson City Bancorp, Inc.	—	155,111	155,111	—	2,475,572	2,475,572
MGIC Investment Corp.^	—	55,859	55,859	—	194,389	194,389
New York Community Bancorp, Inc.	—	157,722	157,722	—	1,886,355	1,886,355
People's United Financial, Inc.	—	158,239	158,239	—	2,821,401	2,821,401
Sovereign Bancorp, Inc.*^	—	689,854	689,854	—	2,055,765	2,055,765
TFS Financial Corp.^	—	38,537	38,537	—	497,127	497,127
Tree.com, Inc.*	—	2,430	2,430	—	6,318	6,318
Washington Federal, Inc.^	—	39,831	39,831	—	595,872	595,872

				—	11,721,338	11,721,338	0.9%

Total Financials				399,671,788	226,123,370	625,795,158	47.9%

Health Care (13.0%)
Biotechnology
Theravance, Inc.*^	—	214,500	214,500	—	2,657,655	2,657,655

				—	2,657,655	2,657,655	0.2%

Health Care Equipment & Supplies
Advanced Medical Optics, Inc.*^	—	3,300	3,300	—	21,813	21,813
Beckman Coulter, Inc.	—	5,464	5,464	—	240,088	240,088
Cooper Cos., Inc.^	—	20,408	20,408	—	334,691	334,691
Hill-Rom Holdings, Inc.^	—	24,437	24,437	—	402,233	402,233
Hologic, Inc.*^	—	58,790	58,790	—	768,385	768,385
Hospira, Inc.*	—	62,723	62,723	—	1,682,231	1,682,231
Inverness Medical Innovations, Inc.*^	—	17,378	17,378	—	328,618	328,618
Teleflex, Inc.	—	17,936	17,936	—	898,594	898,594
West Pharmaceutical Services, Inc.^	—	106,400	106,400	—	4,018,728	4,018,728

				—	8,695,381	8,695,381	0.7%

Health Care Providers & Services
AmerisourceBergen Corp.	—	138,147	138,147	—	4,926,322	4,926,322
Assisted Living Concepts, Inc., Class A*	756,589	—	756,589	3,139,844	—	3,139,844
Brookdale Senior Living, Inc.^	—	16,500	16,500	—	92,070	92,070
CIGNA Corp.	—	255,459	255,459	—	4,304,484	4,304,484
Community Health Systems, Inc.*^	—	33,398	33,398	—	486,943	486,943
Coventry Health Care, Inc.*	—	55,486	55,486	—	825,632	825,632
DaVita, Inc.*	—	7,865	7,865	—	389,868	389,868
Health Management Associates, Inc., Class A*^	—	38,100	38,100	—	68,199	68,199
Health Net, Inc.*^	—	45,457	45,457	—	495,027	495,027
Henry Schein, Inc.*	—	3,000	3,000	—	110,070	110,070
Humana, Inc.*	—	118,743	118,743	—	4,426,739	4,426,739
Laboratory Corp. of America Holdings*^	—	44,300	44,300	—	2,853,363	2,853,363
LifePoint Hospitals, Inc.*^	—	24,265	24,265	—	554,212	554,212
Lincare Holdings, Inc.*	—	3,000	3,000	—	80,790	80,790
Omnicare, Inc.	—	45,243	45,243	—	1,255,946	1,255,946
Pediatrix Medical Group, Inc.*^	—	3,200	3,200	—	101,440	101,440
Quest Diagnostics, Inc.	—	12,844	12,844	—	666,732	666,732
Tenet Healthcare Corp.*	—	94,234	94,234	—	108,369	108,369
Universal Health Services, Inc., Class B	—	21,741	21,741	—	816,809	816,809

				3,139,844	22,563,015	25,702,859	2.0%

See notes to pro-forma financial statements.

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares			Value (Note 1)
	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets
Health Care Technology
HLTH Corp.*^	—	59,383	59,383	—	621,146	621,146
IMS Health, Inc.	—	64,416	64,416	—	976,547	976,547

				—	1,597,693	1,597,693	0.1%

Life Sciences Tools & Services
Charles River Laboratories International, Inc.*^	—	16,658	16,658	—	436,440	436,440
Life Technologies Corp.*	—	27,487	27,487	—	640,722	640,722
PerkinElmer, Inc.^	—	29,305	29,305	—	407,632	407,632

				—	1,484,794	1,484,794	0.1%

Pharmaceuticals
Endo Pharmaceuticals Holdings, Inc.*	—	72,100	72,100	—	1,865,948	1,865,948
Forest Laboratories, Inc.*	—	127,796	127,796	—	3,254,964	3,254,964
King Pharmaceuticals, Inc.*	—	112,649	112,649	—	1,196,332	1,196,332
Mylan, Inc.*^	—	113,769	113,769	—	1,125,176	1,125,176
Watson Pharmaceuticals, Inc.*	—	24,350	24,350	—	646,980	646,980

				—	8,089,400	8,089,400	0.6%

Total Health Care				3,139,844	45,087,938	48,227,782	3.7%

Industrials
Aerospace & Defense
Alliant Techsystems, Inc.*^	—	65,642	65,642	—	5,629,458	5,629,458
BE Aerospace, Inc.*^	—	3,000	3,000	—	23,070	23,070
L-3 Communications Holdings, Inc.	—	12,561	12,561	—	926,750	926,750
Spirit AeroSystems Holdings, Inc., Class A*^	—	46,864	46,864	—	476,607	476,607

				—	7,055,885	7,055,885	0.5%

Air Freight & Logistics
Uti Worldwide, Inc.	—	4,400	4,400	—	63,096	63,096

				—	63,096	63,096	0.0%

Airlines
AMR Corp.*	—	63,730	63,730	—	679,999	679,999
Continental Airlines, Inc., Class B*^	—	49,860	49,860	—	900,472	900,472
Copa Holdings S.A., Class A	—	3,700	3,700	—	112,184	112,184
Delta Air Lines, Inc.*	—	1,078,538	1,078,538	—	12,360,045	12,360,045
Southwest Airlines Co.	—	334,676	334,676	—	2,884,907	2,884,907

				—	16,937,607	16,937,607	1.3%

Building Products
Armstrong World Industries, Inc.^	—	9,300	9,300	—	201,066	201,066
Masco Corp.	—	166,487	166,487	—	1,853,000	1,853,000
Owens Corning, Inc.*^	—	35,133	35,133	—	607,801	607,801
USG Corp.*	—	13,498	13,498	—	108,524	108,524

				—	2,770,391	2,770,391	0.2%

Commercial Services & Supplies
Avery Dennison Corp.^	—	48,510	48,510	—	1,587,732	1,587,732
Cintas Corp.	—	59,808	59,808	—	1,389,340	1,389,340
Copart, Inc.*^	—	40,500	40,500	—	1,101,195	1,101,195
Corrections Corp. of America*^	—	6,600	6,600	—	107,976	107,976
Pitney Bowes, Inc.	—	9,200	9,200	—	234,416	234,416
R.R. Donnelley & Sons Co.	—	225,729	225,729	—	3,065,400	3,065,400
Republic Services, Inc.	—	83,226	83,226	—	2,063,172	2,063,172
Steelcase, Inc., Class A	—	27,690	27,690	—	155,618	155,618

				—	9,704,849	9,704,849	0.8%

Construction & Engineering
Aecom Technology Corp.*^	—	4,900	4,900	—	150,577	150,577
KBR, Inc.^	—	14,900	14,900	—	226,480	226,480
Quanta Services, Inc.*	—	19,774	19,774	—	391,525	391,525
URS Corp.*^	—	105,102	105,102	—	4,285,009	4,285,009

				—	5,053,591	5,053,591	0.4%

Electrical Equipment
Cooper Industries Ltd., Class A	—	18,617	18,617	—	544,175	544,175
Hubbell, Inc., Class B^	—	14,323	14,323	—	468,075	468,075
Thomas & Betts Corp.*^	—	27,035	27,035	—	649,381	649,381

				—	1,661,631	1,661,631	0.1%

Industrial Conglomerates
Carlisle Cos., Inc.^	—	24,340	24,340	—	503,838	503,838

				—	503,838	503,838	0.0%

Machinery
AGCO Corp.*	—	33,998	33,998	—	802,013	802,013
Crane Co.	—	22,695	22,695	—	391,262	391,262
Dover Corp.	—	59,526	59,526	—	1,959,596	1,959,596
Eaton Corp.	—	41,320	41,320	—	2,054,017	2,054,017
Flowserve Corp.^	—	14,516	14,516	—	747,574	747,574
Gardner Denver, Inc.*	—	24,502	24,502	—	571,877	571,877
IDEX Corp.^	—	4,200	4,200	—	101,430	101,430
Ingersoll-Rand Co., Ltd., Class A	—	118,950	118,950	—	2,063,782	2,063,782
ITT Corp.	—	19,991	19,991	—	919,386	919,386
Kennametal, Inc.	—	28,236	28,236	—	626,557	626,557
Lincoln Electric Holdings, Inc.^	—	6,155	6,155	—	313,474	313,474
Oshkosh Corp.^	—	10,500	10,500	—	93,345	93,345
Pentair, Inc.	—	187,192	187,192		4,430,835	4,430,835
Terex Corp.*^	—	45,199	45,199	—	782,847	782,847
Timken Co.	—	36,097	36,097	—	708,584	708,584
Trinity Industries, Inc.^	—	36,252	36,252	—	571,331	571,331

				—	17,137,910	17,137,910	1.3%

Marine
Alexander & Baldwin, Inc.^	—	18,491	18,491	—	463,384	463,384

				—	463,384	463,384	0.0%

Professional Services
Dun & Bradstreet Corp.	—	7,392	7,392	—	570,662	570,662
Equifax, Inc.	—	27,782	27,782	—	736,779	736,779
Manpower, Inc.	—	33,551	33,551	—	1,140,399	1,140,399

				—	2,447,840	2,447,840	0.2%

Road & Rail
Avis Budget Group, Inc.*^	—	46,800	46,800	—	32,760	32,760
Con-way, Inc.^	—	99,666	99,666	—	2,651,116	2,651,116
Hertz Global Holdings, Inc.*^	—	136,563	136,563	—	692,374	692,374
Kansas City Southern*^	—	7,900	7,900	—	150,495	150,495
Ryder System, Inc.	—	17,779	17,779	—	689,470	689,470

				—	4,216,215	4,216,215	0.3%

Trading Companies & Distributors
GATX Corp.^	—	19,750	19,750	—	611,658	611,658
United Rentals, Inc.*^	—	27,175	27,175	—	247,836	247,836
WESCO International, Inc.*^	—	5,200	5,200	—	99,996	99,996

				—	959,490	959,490	0.1%

Total Industrials				—	68,975,727	68,975,727	5.2%

Information Technology
Communications Equipment
ADC Telecommunications, Inc.*^	—	53,333	53,333	—	291,731	291,731
Brocade Communications Systems, Inc.*^	—	144,654	144,654	—	405,031	405,031
EchoStar Corp., Class A*^	—	17,633	17,633		262,203	262,203
JDS Uniphase Corp.*^	—	299,832	299,832	—	1,094,387	1,094,387
Tellabs, Inc.*	—	182,682	182,682	—	752,650	752,650

				—	2,806,002	2,806,002	0.2%

Computers & Peripherals
Diebold, Inc.	—	5,000	5,000	—	140,450	140,450
Lexmark International, Inc., Class A*	—	35,605	35,605	—	957,775	957,775
NCR Corp.*	—	7,700	7,700	—	108,878	108,878
NetApp, Inc.*^	—	119,000	119,000	—	1,662,430	1,662,430
QLogic Corp.*	—	60,964	60,964	—	819,356	819,356
SanDisk Corp.*^	—	82,949	82,949	—	796,310	796,310
Seagate Technology	—	333,824	333,824	—	1,478,840	1,478,840
Sun Microsystems, Inc.*	—	335,230	335,230	—	1,280,579	1,280,579
Teradata Corp.*	—	42,234	42,234	—	626,330	626,330

				—	7,870,948	7,870,948	0.6%

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.*	—	300,331	300,331	—	5,658,236	5,658,236
Avnet, Inc.*	—	38,946	38,946	—	709,207	709,207
AVX Corp.^	—	21,000	21,000	—	166,740	166,740
Flextronics International Ltd.*	—	633,381	633,381	—	1,621,455	1,621,455
Ingram Micro, Inc., Class A*	—	76,304	76,304	—	1,021,711	1,021,711
Jabil Circuit, Inc.	—	48,472	48,472	—	327,186	327,186
Kingboard Laminates Holdings Ltd.	—	6,013,000	6,013,000	—	1,410,612	1,410,612
Molex, Inc.^	—	45,196	45,196	—	654,890	654,890
Tech Data Corp.*^	—	20,577	20,577	—	367,094	367,094
Vishay Intertechnology, Inc.*	—	83,374	83,374	—	285,139	285,139

				—	12,222,270	12,222,270	0.9%

See notes to pro-forma financial statements.

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares			Value (Note 1)
	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets
Internet Software & Services
IAC/InterActiveCorp*	—	36,455	36,455	—	573,437	573,437

				—	573,437	573,437	0.0%

IT Services
Affiliated Computer Services, Inc., Class A*	—	29,564	29,564	—	1,358,466	1,358,466
CACI International, Inc., Class A*^	—	116,200	116,200	—	5,239,458	5,239,458
Computer Sciences Corp.*^	—	69,129	69,129	—	2,429,193	2,429,193
Convergys Corp.*	—	55,318	55,318	—	354,589	354,589
DST Systems, Inc.*	—	3,900	3,900	—	148,122	148,122
Fidelity National Information Services, Inc.	—	68,858	68,858	—	1,120,320	1,120,320
Genpact Ltd*	—	1,500	1,500	—	12,330	12,330
Lender Processing Services, Inc.	—	34,274	34,274	—	1,009,369	1,009,369
SAIC, Inc.*	—	76,609	76,609	—	1,492,343	1,492,343
Unisys Corp.*	—	74,100	74,100	—	62,985	62,985

				—	13,227,175	13,227,175	1.0%

Office Electronics
Xerox Corp.	—	412,888	412,888	—	3,290,717	3,290,717
Zebra Technologies Corp., Class A*^	—	2,000	2,000	—	40,520	40,520

				—	3,331,237	3,331,237	0.3%

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*^	—	237,716	237,716	—	513,467	513,467
Atmel Corp.*^	—	74,700	74,700	—	233,811	233,811
Cree, Inc.*^	—	23,840	23,840	—	378,341	378,341
Fairchild Semiconductor International, Inc.*^	—	56,524	56,524	—	276,402	276,402
Integrated Device Technology, Inc.*	—	42,671	42,671	—	239,384	239,384
International Rectifier Corp.*^	—	25,622	25,622	—	345,897	345,897
Intersil Corp., Class A	—	36,501	36,501	—	335,444	335,444
KLA-Tencor Corp.	—	5,000	5,000	—	108,950	108,950
Lam Research Corp.*^	—	4,900	4,900	—	104,272	104,272
LSI Corp.*^	—	69,899	69,899	—	229,968	229,968
Micron Technology, Inc.*^	—	305,859	305,859	—	807,468	807,468
Novellus Systems, Inc.*^	—	31,663	31,663	—	390,721	390,721
Teradyne, Inc.*	—	311,500	311,500	—	1,314,530	1,314,530
Varian Semiconductor Equipment Associates, Inc.*^	—	249,950	249,950	—	4,529,094	4,529,094

				—	9,807,749	9,807,749	0.8%

Software
Amdocs Ltd.*	—	51,482	51,482	—	941,606	941,606
CA, Inc.	—	95,345	95,345	—	1,766,743	1,766,743
Cadence Design Systems, Inc.*^	—	115,439	115,439	—	422,507	422,507
Compuware Corp.*	—	48,984	48,984	—	330,642	330,642
McAfee, Inc.*^	—	142,385	142,385	—	4,922,249	4,922,249
Novell, Inc.*	—	87,727	87,727	—	341,258	341,258
Synopsys, Inc.*	—	64,692	64,692	—	1,198,096	1,198,096

				—	9,923,101	9,923,101	0.8%

Total Information Technology				—	59,761,919	59,761,919	4.6%

Materials
Chemicals
Agrium, Inc.	—	51,200	51,200	—	1,747,456	1,747,456
Ashland, Inc.	—	31,476	31,476	—	330,813	330,813
Cabot Corp.^	—	28,855	28,855	—	441,481	441,481
Celanese Corp., Class A	—	169,700	169,700	—	2,109,371	2,109,371
Chemtura Corp.	—	100,933	100,933	—	141,306	141,306
Cytec Industries, Inc.^	—	21,327	21,327	—	452,559	452,559
Eastman Chemical Co.^	—	34,856	34,856	—	1,105,284	1,105,284
FMC Corp.	—	136,443	136,443	—	6,103,095	6,103,095
Huntsman Corp.	—	64,763	64,763	—	222,785	222,785
Intrepid Potash, Inc.*^	—	6,900	6,900	—	143,313	143,313
JSR Corp.	—	26,900	26,900	—	302,752	302,752
Lubrizol Corp.^	—	31,219	31,219	—	1,136,059	1,136,059
Nalco Holding Co.	—	4,800	4,800	—	55,392	55,392
PPG Industries, Inc.	—	66,755	66,755	—	2,832,415	2,832,415
Rohm & Haas Co.	—	9,314	9,314	—	575,512	575,512
RPM International, Inc.^	—	58,871	58,871	—	782,396	782,396
Scotts Miracle-Gro Co., Class A^	—	4,200	4,200	—	124,824	124,824
Sigma-Aldrich Corp.^	—	27,913	27,913	—	1,179,045	1,179,045
Valhi, Inc.^	—	1,650	1,650	—	17,655	17,655
Valspar Corp.^	—	45,464	45,464	—	822,444	822,444

				—	20,625,957	20,625,957	1.6%

Construction Materials
Eagle Materials, Inc.	—	2,200	2,200	—	40,502	40,502
Martin Marietta Materials, Inc.^	—	1,400	1,400	—	135,912	135,912
Vulcan Materials Co.^	—	50,047	50,047	—	3,482,270	3,482,270

				—	3,658,684	3,658,684	0.3%

Containers & Packaging
AptarGroup, Inc.^	—	25,090	25,090	—	884,172	884,172
Ball Corp.	—	37,832	37,832	—	1,573,433	1,573,433
Bemis Co., Inc.	—	45,532	45,532	—	1,078,198	1,078,198
Greif, Inc., Class A	—	79,000	79,000	—	2,640,970	2,640,970
Owens-Illinois, Inc.*	—	180,325	180,325	—	4,928,282	4,928,282
Packaging Corp. of America^	—	35,646	35,646	—	479,795	479,795
Pactiv Corp.*	—	204,788	204,788	—	5,095,125	5,095,125
Sealed Air Corp.	—	73,240	73,240	—	1,094,206	1,094,206
Smurfit-Stone Container Corp.*^	—	116,006	116,006	—	29,582	29,582
Sonoco Products Co.	—	45,569	45,569	—	1,055,378	1,055,378
Temple-Inland, Inc.^	—	47,554	47,554	—	228,259	228,259

				—	19,087,400	19,087,400	1.5%

Metals & Mining
Carpenter Technology Corp.	—	18,842	18,842	—	387,015	387,015
Century Aluminum Co.*^	—	8,050	8,050	—	80,500	80,500
Cliffs Natural Resources, Inc.	—	59,100	59,100	—	1,513,551	1,513,551
Commercial Metals Co.^	—	53,101	53,101	—	630,309	630,309
Reliance Steel & Aluminum Co.^	—	28,086	28,086	—	560,035	560,035
Schnitzer Steel Industries, Inc., Class A^	—	8,600	8,600	—	323,790	323,790
Steel Dynamics, Inc.^	—	55,407	55,407	—	619,450	619,450
Titanium Metals Corp.^	—	31,218	31,218	—	275,030	275,030

				—	4,389,680	4,389,680	0.3%

Paper & Forest Products
Domtar Corp.*^	—	219,841	219,841	—	367,135	367,135
International Paper Co.	—	195,665	195,665	—	2,308,847	2,308,847
MeadWestvaco Corp.	—	78,834	78,834	—	882,152	882,152
Weyerhaeuser Co.^	—	96,986	96,986	—	2,968,741	2,968,741

				—	6,526,875	6,526,875	0.5%

Total Materials				—	54,288,596	54,288,596	4.2%

Telecommunication Services
Diversified Telecommunication Services
CenturyTel, Inc.^	—	45,441	45,441	—	1,241,903	1,241,903
Embarq Corp.	—	33,246	33,246	—	1,195,526	1,195,526
Frontier Communications Corp.^	—	114,491	114,491	—	1,000,651	1,000,651
Qwest Communications International, Inc.^	—	345,320	345,320	—	1,256,965	1,256,965
Windstream Corp.	—	101,958	101,958	—	938,014	938,014

				—	5,633,059	5,633,059	0.4%

Wireless Telecommunication Services
Clearwire Corp., Class A*	—	3,300	3,300	—	16,269	16,269
Crown Castle International Corp.*^	—	103,167	103,167	—	1,813,676	1,813,676
Leap Wireless International, Inc.*	—	22,394	22,394	—	602,174	602,174
Telephone & Data Systems, Inc.^	—	27,173	27,173	—	862,743	862,743
U.S. Cellular Corp.*	—	4,500	4,500	—	194,580	194,580

				—	3,489,442	3,489,442	0.3%

Total Telecommunication Services				—	9,122,501	9,122,501	0.7%

Utilities
Electric Utilities
American Electric Power Co., Inc.	—	183,501	183,501	—	6,106,913	6,106,913
DPL, Inc.^	—	48,060	48,060	—	1,097,690	1,097,690
Edison International	—	148,931	148,931	—	4,783,664	4,783,664
Great Plains Energy, Inc.^	—	54,296	54,296	—	1,049,542	1,049,542
Hawaiian Electric Industries, Inc.^	—	40,950	40,950	—	906,633	906,633
Northeast Utilities	—	324,439	324,439	—	7,806,002	7,806,002
NV Energy, Inc.	—	527,568	527,568	—	5,217,648	5,217,648
Pepco Holdings, Inc.	—	91,535	91,535	—	1,625,662	1,625,662
Pinnacle West Capital Corp.^	—	45,782	45,782	—	1,470,976	1,470,976
Progress Energy, Inc.	—	119,424	119,424	—	4,759,046	4,759,046

				—	34,823,776	34,823,776	2.6%

Gas Utilities
AGL Resources, Inc.^	—	35,073	35,073	—	1,099,538	1,099,538
Atmos Energy Corp.	—	41,289	41,289	—	978,549	978,549
Energen Corp.	—	26,742	26,742	—	784,343	784,343
National Fuel Gas Co.	—	37,197	37,197	—	1,165,382	1,165,382
ONEOK, Inc.	—	47,516	47,516	—	1,383,666	1,383,666
Questar Corp.	—	48,916	48,916	—	1,599,064	1,599,064
UGI Corp.	—	236,290	236,290	—	5,770,202	5,770,202

				—	12,780,744	12,780,744	1.0%

See notes to pro-forma financial statements.

EQ ADVISORS TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2008

	Number of Shares			Value (Note 1)
	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	EQ/Van Kampen Real Estate	EQ/Mid Cap Value Plus	Pro Forma	% of Net Assets
Independent Power Producers & Energy Traders
Constellation Energy Group, Inc.	—	7,000	7,000	—	175,630	175,630
Dynegy, Inc., Class A*	—	224,929	224,929	—	449,858	449,858
Mirant Corp.*	—	25,617	25,617	—	483,393	483,393
NRG Energy, Inc.*	—	66,746	66,746	—	1,557,184	1,557,184
Reliant Energy, Inc.*	—	157,039	157,039	—	907,685	907,685

				—	3,573,750	3,573,750	0.3%

Multi-Utilities
Alliant Energy Corp.	—	50,174	50,174	—	1,464,077	1,464,077
Ameren Corp.	—	96,179	96,179	—	3,198,914	3,198,914
CenterPoint Energy, Inc.	—	55,429	55,429	—	699,514	699,514
CMS Energy Corp.^	—	103,201	103,201	—	1,043,362	1,043,362
Consolidated Edison, Inc.^	—	124,596	124,596	—	4,850,522	4,850,522
DTE Energy Co.	—	74,613	74,613	—	2,661,446	2,661,446
Integrys Energy Group, Inc.^	—	34,738	34,738	—	1,493,039	1,493,039
MDU Resources Group, Inc.	—	84,238	84,238	—	1,817,856	1,817,856
NiSource, Inc.	—	124,953	124,953	—	1,370,734	1,370,734
NSTAR^	—	49,149	49,149	—	1,793,447	1,793,447
OGE Energy Corp.	—	42,096	42,096	—	1,085,235	1,085,235
PG&E Corp.	—	163,231	163,231	—	6,318,672	6,318,672
Puget Energy, Inc.	—	58,989	58,989	—	1,608,630	1,608,630
SCANA Corp.	—	53,672	53,672	—	1,910,723	1,910,723
Sempra Energy	—	114,406	114,406	—	4,877,128	4,877,128
TECO Energy, Inc.^	—	236,312	236,312	—	2,918,453	2,918,453
Vectren Corp.^	—	36,760	36,760	—	919,368	919,368
Wisconsin Energy Corp.^	—	167,794	167,794	—	7,043,992	7,043,992
Xcel Energy, Inc.	—	196,999	196,999	—	3,654,332	3,654,332

				—	50,729,444	50,729,444	3.9%

Water Utilities
American Water Works Co., Inc.^	—	29,300	29,300	—	611,784	611,784
Aqua America, Inc.^	—	60,940	60,940	—	1,254,755	1,254,755

				—	1,866,539	1,866,539	0.1%

Total Utilities				—	103,774,253	103,774,253	7.9%

Total Common Stocks				428,851,943	754,441,232	1,183,293,175	90.4%

(Cost $2,027,695,687)

Investment Companies
Exchange Traded Funds (ETFs)
iShares Morningstar Mid Core Index Fund^	—	32,066	32,066	—	1,588,229	1,588,229
iShares Morningstar Mid Growth Index Fund	—	38,630	38,630	—	2,060,524	2,060,524
iShares Morningstar Mid Value Index Fund	—	247,737	247,737	—	12,156,455	12,156,455
iShares Russell Midcap Growth Index Fund	—	40,154	40,154	—	1,257,623	1,257,623
iShares Russell Midcap Index Fund	—	10,519	10,519	—	628,195	628,195
iShares Russell Midcap Value Index Fund	—	1,614,105	1,614,105	—	45,905,146	45,905,146
iShares S&P MidCap 400 Growth Index Fund	—	16,600	16,600	—	920,470	920,470
iShares S&P MidCap 400 Index Fund	—	9,455	9,455	—	505,464	505,464
iShares S&P MidCap 400/BARRA Value Index Fund	—	545,062	545,062	—	27,427,520	27,427,520

				—	92,449,626	92,449,626

Total Investment Companies				—	92,449,626	92,449,626	7.1%

(Cost $161,592,060)	—	161,592,060	161,592,060

SHORT-TERM INVESTMENTS:
Government Securities
U.S. Treasury Bills
.13%, 6/11/09 #(p)	—	1,119,000	1,119,000	—	1,118,343	1,118,343

				—	1,118,343	1,118,343	0.1%

Short-Term Investments of Cash Collateral for Securities Loaned
Caylon/New York
.41%, 7/2/10 (l)	—	9,996,736	9,996,736	—	9,582,071	9,582,071
CAM U.S. Finance S.A.U.
3.24%, 2/2/09 (l)	—	10,000,000	10,000,000	—	10,000,000	10,000,000
CC USA, Inc.
.38%, 2/12/09 (l)	—	14,998,663	14,998,663	—	14,998,663	14,998,663
Citigroup Funding, Inc.
.36%, 3/16/09 (l)	—	4,000,000	4,000,000	—	3,975,392	3,975,392
Goldman Sachs & Co. Repurchase Agreement
0.06%, 1/2/09 (r) (v)	—	119,404,254	119,404,254	—	119,404,254	119,404,254
Goldman Sachs Group, Inc.
.41%, 3/27/09 (l)	—	5,000,000	5,000,000	—	4,974,415	4,974,415
Links Finance LLC
.37%, 6/22/09 (l)	—	14,998,138	14,998,138	—	14,866,649	14,866,649
MassMutual Global Funding II
.40%, 3/26/10 (l)	—	10,000,000	10,000,000	—	9,909,500	9,909,500
Morgan Stanley
2.87%, 2/9/09 (l)	—	14,266,659	14,266,659	—	14,266,659	14,266,659
Wells Fargo & Co.
.17%, 8/3/09 (l)	—	5,000,000	5,000,000	—	4,871,030	4,871,030

Total Short-Term Investments of Cash Collateral for Securities Loaned				—	206,848,633	206,848,633	15.8%

Time Deposit
JP Morgan Chase Nassau
0.001%, 1/2/09	18,009,622	9,635,161	27,644,783	18,009,622	9,635,161	27,644,783

				18,009,622	9,635,161	27,644,783	2.1%

Total Short-Term Investments				18,009,622	217,602,137	235,611,759	18.0%

(Cost/Amortized Cost $236,427,381)	18,009,622	218,417,759	236,427,381

Total Investments				446,861,565	1,064,492,995	1,511,354,560	115.5%
(Cost/Amortized Cost $2,425,715,128)	732,822,625	1,692,892,503	2,425,715,128
Other Assets Less Liabilities				3,773,885	(206,971,584)	(203,197,699)	-15.5%

Net Assets (100%)				$450,635,450	$857,521,411	$1,308,156,861	100.0%

See notes to pro-forma financial statements.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

*	Non-income producing.
^	All, or a portion of security on loan (See Note 1).
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2008.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.500%-6.000%, maturing 11/1/19-12/1/38; Federal National Mortgage Association, 4.000%-7.000%, maturing 9/1/18-1/1/39; Government National Mortgage Association, 4.500%-11.500%, maturing 2/15/13-12/20/38.

Glossary:
ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

	EQ/Van Kampen Real Estate Portfolio	EQ/Mid Cap Value Plus Portfolio	Combined Pro Forma
Level 1
Assets
Investments in Securities	$428,851,943	$839,767,677	$1,268,619,620
Other Investments*	—	337,116	337,116
Liabilities
Investments in Securities	—	—	—
Other Investments*	—	—	—

Level 1 Total	$428,851,943	$840,104,793	$1,268,956,736

Level 2
Assets
Investments in Securities	$18,009,622	$224,725,318	$242,734,940
Other Investments*	—	—	—
Liabilities
Investments in Securities	—	—	—
Other Investments*	—	—	—

Level 2 Total	$18,009,622	$224,725,318	$242,734,940

Level 3
Assets
Investments in Securities	—	—	—
Other Investments*	—	—	—
Liabilities
Investments in Securities	—	—	—
Other Investments*	—	—	—

Level 3 Total	—	—	—

Total	$446,861,565	$1,064,830,111	$1,511,691,676

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/deprecation on the investment.

At December 31, 2008 the EQ/Mid Cap Value Plus Portfolio* had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2008	Unrealized Appreciation
Purchase
S&P MidCap 400 E-Mini Index	161	March-09	$8,311,804	$8,648,920	$337,116

*	Other Portfolios did not hold futures.

	EQ/Van Kampen Real Estate	EQ/Mid Cap Value PLUS	Pro Forma Adjustment		Pro-Forma Combined
Investments at Cost	732,822,625	1,573,488,249			2,306,310,874
Repurchase Agreements at Cost		119,404,254			119,404,254
Foreign Cash at Cost	2,483	47			2,530
Securities on loan at market value		207,739,526			207,739,526
ASSETS
Investments at Value	446,861,565	945,088,741			1,391,950,306
Repurchase Agreements		119,404,254			119,404,254
Cash		907,087			907,087
Foreign Cash	2,386	44			2,430
Dividends, interest, and other receivables	4,721,956	2,148,809			6,870,765
Receivable for securities sold		1,389,098			1,389,098
Receivable from Separate Accounts for Trust shares sold	220,726	42,296			263,022
Variation margin receivable on futures contracts		189,980			189,980
Other assets		14,047			14,047

Total assets	451,806,633	1,069,184,356	0		1,520,990,989

LIABILITIES
Payable for return of cash collateral on securities loaned		207,664,449			207,664,449
Payable to Separate Accounts for Trust shares redeemed	594,811	1,350,687			1,945,498
Payable for securities purchased		1,703,676			1,703,676
Investment management fees payable	310,992	354,447			665,439
Distribution fees payable- Class IB	73,384	168,056			241,440
Administrative fees payable	38,073	114,921			152,994
Recoupment fees payable		48,687			48,687
Trustees’ fees payable	1,412	14,378			15,790
Accrued expenses	152,511	243,644			396,155

Total liabilities	1,171,183	211,662,945	0		212,834,128

NET ASSETS	450,635,450	857,521,411	0		1,308,156,861

Net assets were comprised of:
Paid in capital	830,356,414	1,674,337,452			2,504,693,866
Accumulated undistributed net investment income (loss)	(3,432)	142,024			138,592
Accumulated undistributed net realized gain (loss)	(93,756,350)	(188,897,705)			(282,654,055)
Unrealized appreciation (depreciation) on investments	(285,961,182)	(628,060,360)			(914,021,542)

	450,635,450	857,521,411	0		1,308,156,861

Class IA Shares:
Net Assets	70,717,616	18,746,926			89,464,542
Shares outstanding	14,682,472	3,034,489	(3,235,698)	*	14,481,263

Net asset value, offering and redemption price per share	4.82	6.18			6.18

Class IB Shares:
Net Assets	379,917,834	838,774,485			1,218,692,319
Shares outstanding	78,935,622	137,510,905	(16,650,889)	*	199,795,638

Net asset value, offering and redemption price per share	4.81	6.10			6.10

STATEMENT OF OPERATIONS
Dividend Withholding Tax	158,629	13,059			171,688
INVESTMENT INCOME
Dividends	19,393,250	28,034,577			47,427,827
Interest	417,801	379,305			797,106
Securities lending (net)		2,051,144			2,051,144

Total income	19,811,051	30,465,026	0		50,276,077

EXPENSES
Investment management fees	5,909,108	7,161,285	(2,311,894	) (b)	10,758,499
Distribution fees- Class IB	1,348,115	3,192,990			4,541,105
Administrative fees	689,099	2,093,102	291,935	(b)	3,074,136
Custodian fees	59,998	337,000	(59,998	) (a)(b)	337,000
Printing and mailing expenses	127,214	256,741			383,955
Professional fees	55,067	67,393	(50,000)	(a)	72,460
Trustees’ fees	13,357	27,781			41,138
Miscellaneous	22,762	51,093	(5,000)	(a)	68,855

Gross expenses	8,224,720	13,187,385	(2,134,957)		19,277,148

Less: Waiver from investment advisor	(256,132)	(180,066)	436,198	(c)	0
Fees paid indirectly		(50,848)			(50,848)

Net expenses	7,968,588	12,956,471	(1,698,759)		19,226,300

NET INVESTMENT INCOME	11,842,463	17,508,555	1,698,759		31,049,777

REALIZED AND UNREALIZED LOSS
Realized gain (loss) on:
Securities	(93,502,764)	(168,742,051)			(262,244,815)
Futures		(3,494,509)			(3,494,509)
Foreign currency transactions	(12,503)	(3,700)			(16,203)

Net realized gain (loss)	(93,515,267)	(172,240,260)	0		(265,755,527)

Net change in unrealized appreciation (depreciation) on:
Securities	(201,642,810)	(450,269,357)			(651,912,167)
Futures		261,053			261,053
Foreign currency translations	13,027	(3,913)			9,114

Net change in unrealized appreciation (depreciation)	(201,629,783)	(450,012,217)	0		(651,642,000)

NET REALIZED AND UNREALIZED LOSS	(295,145,050)	(622,252,477)	0		(917,397,527)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(283,302,587)	(604,743,922)	1,698,759		(886,347,750)

*	Reflects retired shares of the EQ/Van Kampen Real Estate portfolio.
(a)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(b)	Reflects adjustment in expenses due to effects of new contract rate.
(c)	Reflects decrease in waiver due to expense adjustment.

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(UNAUDITED - As of December 31, 2008)

NOTE 1 – BASIS OF COMBINATION:

On May 21, 2009 the Board of Trustees of EQ Advisors Trust (the “Trust”) approved a proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all assets of the EQ/Van Kampen Real Estate Portfolio (“Real Estate Portfolio”) to the EQ/Mid Cap Value PLUS Portfolio (“PLUS Portfolio”), each a series of the Trust, and the assumption by the PLUS Portfolio of all of the liabilities of the Real Estate Portfolio in exchange for shares of the PLUS Portfolio having an aggregate value equal to the net assets of the Real Estate Portfolio, the distribution of the PLUS Portfolio shares to the Real Estate Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the Real Estate Portfolio.

The Real Estate Portfolio’s annual contractual management fee equals 0.90% of average daily net assets for the first $1 billion, 0.85% of average daily net assets for the next $1 billion, 0.825% for the next $3 billion, 0.800% for the next $5 billion, and 0.775% of average daily net assets thereafter. The PLUS Portfolio’s annual contractual management fee rate equals 0.55% of average daily net assets for the first $2 billion, 0.50% of average daily net assets for the next $1 billion, 0.475% for the next $3 billion, 0.450% for the next $5 billion, and 0.425% of average daily net assets thereafter. The Reorganization is subject to the approval of the Real Estate Portfolio’s shareholders. A special meeting of shareholders of the Real Estate Portfolio will be held on or about August 26, 2009.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2008. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of the Real Estate Portfolio and the PLUS Portfolio at December 31, 2008. The unaudited pro forma statement of operations reflects the results of operations of the PLUS Portfolio as if it had acquired the Real Estate Portfolio at the beginning of the period ended December 31, 2008. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio under accounting principles generally accepted in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the PLUS Portfolio for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information.

Following the Reorganization, the Plus Portfolio will be the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies,” and include:

a.)	Portfolio Management—Each of the Portfolios has a similar investment objective.

b.)	Portfolio Composition—The portfolio composition of the merged entity will resemble the portfolio structure of the PLUS Portfolio.

c.)	Investment Objectives, Policies and Restrictions – Each of the Portfolios has the same fundamental and non-fundamental investment restrictions.

d.)	Expense Structure and Expense Ratios – The merged entity will have a lower expense structure and expense ratios than the Real Estate Portfolio.

e.)	Asset Size

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Each of the Portfolios have substantially the same significant accounting policies, which are detailed in the historical financial statements referenced above in Note 1.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

NOTE 3 – SHARES:

The unaudited pro forma net asset value per share assumes additional common shares of beneficial interest issued in connection with the proposed acquisition of the Real Estate Portfolio by the PLUS Portfolio as of December 31, 2008. The number of additional shares issued was calculated based on the net assets of the Real Estate Portfolio and net asset value per respective class of the PLUS Portfolio at December 31, 2008.

NOTE 4 – UNAUDITED PRO FORMA ADJUSTMENTS:

The accompanying unaudited pro forma financial statements reflect changes in the PLUS Portfolio’s shares as if the merger had taken place on December 31, 2008. AXA Equitable will bear the expenses of the Reorganization, which are estimated at $259,000.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
COMMON STOCKS (A)
Automobiles & Components
Exide Technologies, Inc.*	67,480			67,480	356,969			356,969
Harley-Davidson, Inc.	14,020			14,020	237,920			237,920
Motorcar Parts of America, Inc.*	9,096			9,096	35,474			35,474
Stoneridge, Inc.*	12,948			12,948	59,043			59,043

					689,406			689,406	0.0%

Banks
Alliance Financial Corp./New York	1,348			1,348	31,948			31,948
AMCORE Financial, Inc.	1			1	4			4
Banco Latinoamericano de Exportaciones S.A., Class E	8,800			8,800	126,368			126,368
Berkshire Hills Bancorp, Inc.	7,800			7,800	240,708			240,708
Capital Bank Corp.	6,950			6,950	42,673			42,673
Carolina Bank Holdings, Inc.*	4,331			4,331	25,986			25,986
Cascade Financial Corp.	7,081			7,081	38,379			38,379
Center Financial Corp.	4,240			4,240	26,161			26,161
Centrue Financial Corp.	8,232			8,232	50,791			50,791
Century Bancorp, Inc./Massachusetts, Class A	2,385			2,385	37,564			37,564
CFS Bancorp, Inc.	8,900			8,900	34,710			34,710
Citizens South Banking Corp.	6,896			6,896	41,307			41,307
Community Bank Shares of Indiana, Inc.	2,242			2,242	27,375			27,375
Community Capital Corp.	3,500			3,500	25,375			25,375
Elmira Savings Bank, FSB	3,500			3,500	46,340			46,340
Farmers Capital Bank Corp.	1,089			1,089	26,593			26,593
Fifth Third Bancorp	44,800			44,800	370,048			370,048
First Bancorp/North Carolina	4,601			4,601	84,428			84,428
First Bancorp/Puerto Rico	12,725			12,725	141,756			141,756
First California Financial Group, Inc.*	5,375			5,375	29,670			29,670
First Citizens BancShares, Inc./North Carolina, Class A	1,168			1,168	178,470			178,470
First Defiance Financial Corp.	9,458			9,458	73,110			73,110
First Federal Bancshares of Arkansas, Inc.	4,200			4,200	30,870			30,870
First Financial Holdings, Inc.	9,200			9,200	186,208			186,208
First Merchants Corp.	4,076			4,076	90,528			90,528
First PacTrust Bancorp, Inc.	2,509			2,509	24,187			24,187
First United Corp.	4,140			4,140	55,807			55,807
FNB United Corp.	10,727			10,727	33,683			33,683
Great Southern Bancorp, Inc.	11,223			11,223	128,391			128,391
HF Financial Corp.	3,300			3,300	42,306			42,306
HopFed Bancorp, Inc.	4,600			4,600	50,600			50,600
Horizon Bancorp/Indiana	1,841			1,841	23,013			23,013
Indiana Community Bancorp	2,700			2,700	32,400			32,400
Intervest Bancshares Corp., Class A	3,400			3,400	13,566			13,566
Jefferson Bancshares, Inc./Tennessee	3,000			3,000	24,330			24,330
LNB Bancorp, Inc.	3,538			3,538	18,681			18,681
Mackinac Financial Corp.*	900			900	3,690			3,690
Monarch Community Bancorp, Inc.	4,099			4,099	14,347			14,347
MutualFirst Financial, Inc.	4,098			4,098	27,661			27,661
New Hampshire Thrift Bancshares, Inc.	5,179			5,179	39,723			39,723
Northrim BanCorp, Inc.	4,299			4,299	44,108			44,108
OceanFirst Financial Corp.	10,400			10,400	172,640			172,640
Old Second Bancorp, Inc.	13,700			13,700	158,920			158,920
Pacific Premier Bancorp, Inc.*	3,910			3,910	15,210			15,210
Parkvale Financial Corp.	6,257			6,257	77,712			77,712
Peoples Bancorp, Inc./Ohio	3,640			3,640	69,633			69,633
Provident Community Bancshares, Inc.	2,168			2,168	18,601			18,601

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
QCR Holdings, Inc.	4,122			4,122	41,426			41,426
Regions Financial Corp.	18,060			18,060	143,758			143,758
Renasant Corp.	6,420			6,420	109,333			109,333
Sandy Spring Bancorp, Inc.	9,330			9,330	203,674			203,674
Severn Bancorp, Inc./Maryland	8,553			8,553	36,521			36,521
Simmons First National Corp., Class A	1,127			1,127	33,213			33,213
Southern Missouri Bancorp, Inc.	3,007			3,007	33,348			33,348
Southside Bancshares, Inc.	1,641			1,641	38,563			38,563
Southwest Bancorp, Inc./Oklahoma	11,010			11,010	142,690			142,690
Sun Bancorp, Inc./New Jersey*	14,459			14,459	108,298			108,298
Tamalpais Bancorp	4,900			4,900	41,503			41,503
TF Financial Corp.	2,870			2,870	55,391			55,391
Timberland Bancorp, Inc./Washington	6,805			6,805	50,697			50,697
Tower Financial Corp.	3,698			3,698	22,373			22,373
United Western Bancorp, Inc.	9,762			9,762	91,372			91,372
Wayne Savings Bancshares, Inc.	2,564			2,564	19,333			19,333
WSFS Financial Corp.	6,100			6,100	292,739			292,739

					4,560,811			4,560,811	0.1%

Capital Goods
Acuity Brands, Inc.	29,700			29,700	1,036,827			1,036,827
Aecom Technology Corp.*	69,000			69,000	2,120,370			2,120,370
Aircastle Ltd.	51,477			51,477	246,060			246,060
Albany International Corp., Class A	24,571			24,571	315,492			315,492
Alliant Techsystems, Inc.*	8,390			8,390	719,526			719,526
Ampco-Pittsburgh Corp.	8,700			8,700	188,790			188,790
A-Power Energy Generation Systems Ltd.*	42,010			42,010	180,643			180,643
Beacon Roofing Supply, Inc.*	500			500	6,940			6,940
EnPro Industries, Inc.*	19,210			19,210	413,783			413,783
Esterline Technologies Corp.*	24,709			24,709	936,224			936,224
Federal Signal Corp.	46,075			46,075	378,276			378,276
Force Protection, Inc.*	5,480			5,480	32,770			32,770
GATX Corp.	43,200			43,200	1,337,904			1,337,904
Goodrich Corp.	26,090			26,090	965,852			965,852
GrafTech International Ltd.*	2,380			2,380	19,802			19,802
Griffon Corp.*	37,600			37,600	350,808			350,808
H&E Equipment Services, Inc.*	18,102			18,102	139,566			139,566
Hurco Cos., Inc.*	8,749			8,749	104,988			104,988
Interline Brands, Inc.*	22,740			22,740	241,726			241,726
L.S. Starrett Co., Class A	12,390			12,390	199,479			199,479
Masco Corp.	167,100			167,100	1,859,823			1,859,823
MFRI, Inc.*	13,830			13,830	59,884			59,884
Michael Baker Corp.*	7,980			7,980	294,542			294,542
NACCO Industries, Inc., Class A	2,200			2,200	82,302			82,302
Navistar International Corp.*	65,660			65,660	1,403,811			1,403,811
Shaw Group, Inc.*	11,180			11,180	228,855			228,855
SIFCO Industries, Inc.*	10,239			10,239	60,922			60,922
SL Industries, Inc.*	7,594			7,594	66,827			66,827
Teledyne Technologies, Inc.*	14,619			14,619	651,276			651,276
Thomas & Betts Corp.*	31,929			31,929	766,935			766,935
Universal Forest Products, Inc.	6,174			6,174	166,142			166,142
W.W. Grainger, Inc.	3,900			3,900	307,476			307,476
Willis Lease Finance Corp.*	11,602				107,551			107,551

					15,992,172			15,992,172	0.4%

Commercial & Professional Services
AT Cross Co., Class A*	710			710	1,974			1,974

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Avery Dennison Corp.	34,300			34,300	1,122,639			1,122,639
CDI Corp.	14,200			14,200	183,748			183,748
Comfort Systems USA, Inc.	5,531			5,531	58,961			58,961
COMSYS IT Partners, Inc.*	8,100			8,100	18,144			18,144
Deluxe Corp.	31,945			31,945	477,897			477,897
GP Strategies Corp.*	9,365			9,365	42,143			42,143
Hudson Highland Group, Inc.*	12,980			12,980	43,483			43,483
Industrial Services of America, Inc.	7,390			7,390	38,945			38,945
Kelly Services, Inc., Class A	16,981			16,981	220,923			220,923
Kimball International, Inc., Class B	10,232			10,232	88,098			88,098
LECG Corp.*	29,799			29,799	199,951			199,951
National Technical Systems, Inc.	7,067			7,067	26,501			26,501
On Assignment, Inc.*	43,895			43,895	248,885			248,885
R.R. Donnelley & Sons Co.	99,750			99,750	1,354,605			1,354,605
Sykes Enterprises, Inc.*	10,100			10,100	193,112			193,112
Viad Corp.	20,400			20,400	504,696			504,696
Volt Information Sciences, Inc.*	15,380			15,380	111,197			111,197

					4,935,902			4,935,902	0.1%

Consumer Durables & Apparel
Blyth, Inc.	14,804			14,804	116,063			116,063
D.R. Horton, Inc.	14,920			14,920	105,484			105,484
Hasbro, Inc.	46,778			46,778	1,364,514			1,364,514
JAKKS Pacific, Inc.*	3,600			3,600	74,268			74,268
Jarden Corp.*	37,481			37,481	431,032			431,032
Leggett & Platt, Inc.	111,000			111,000	1,686,090			1,686,090
M.D.C. Holdings, Inc.	20,606			20,606	624,362			624,362
M/I Homes, Inc.	200			200	2,108			2,108
Mohawk Industries, Inc.*	24,182			24,182	1,039,101			1,039,101
National Presto Industries, Inc.	2			2	154			154
Skechers U.S.A., Inc., Class A*	12,003			12,003	153,878			153,878
Steven Madden Ltd.*	13,243			13,243	282,341			282,341
Tupperware Brands Corp.	16,389			16,389	372,030			372,030
Warnaco Group, Inc.*	37,900			37,900	743,977			743,977
Wolverine World Wide, Inc.	1,830			1,830	38,503			38,503

					7,033,905			7,033,905	0.2%

Consumer Services
Ark Restaurants Corp.	4,072			4,072	46,543			46,543
Bob Evans Farms, Inc.	30,100			30,100	614,943			614,943
Brinker International, Inc.	24,200			24,200	255,068			255,068
CEC Entertainment, Inc.*	22,200			22,200	538,350			538,350
Cheesecake Factory, Inc.*	60,920			60,920	615,292			615,292
Coinstar, Inc.*	22,739			22,739	443,638			443,638
Cracker Barrel Old Country Store, Inc.	22,020			22,020	453,392			453,392
DineEquity, Inc.	17,271			17,271	199,653			199,653
International Game Technology	40,250			40,250	478,572			478,572
Life Time Fitness, Inc.*	20,159			20,159	261,059			261,059
Marcus Corp.	17,900			17,900	290,517			290,517
McCormick & Schmick’s Seafood Restaurants, Inc.*	14,633			14,633	58,825			58,825
Regis Corp.	47,100			47,100	684,363			684,363
Sonic Corp.*	34,139			34,139	415,471			415,471
Speedway Motorsports, Inc.	15,200			15,200	244,872			244,872

					5,600,558			5,600,558	0.1%

Diversified Financials
American Physicians Service Group, Inc.	8,700			8,700	187,137			187,137
Cowen Group, Inc.*	8,800			8,800	54,912			54,912

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Dollar Financial Corp.*	24,500			24,500	252,350			252,350
Encore Capital Group, Inc.*	2,000			2,000	14,400			14,400
QC Holdings, Inc.	8,808			8,808	33,382			33,382

					542,181			542,181	0.0%

Energy
Alpha Natural Resources, Inc.*	18,040			18,040	292,068			292,068
Atlas America, Inc.	6,610			6,610	98,158			98,158
Barnwell Industries, Inc.	15,600			15,600	69,420			69,420
Bristow Group, Inc.*	1,000			1,000	26,790			26,790
Clayton Williams Energy, Inc.*	3,295			3,295	149,725			149,725
Crosstex Energy, Inc.	31,340			31,340	122,226			122,226
Delek U.S. Holdings, Inc.	18,100			18,100	95,749			95,749
Diamond Offshore Drilling, Inc.	3,012			3,012	177,527			177,527
ENGlobal Corp.*	7,200			7,200	23,400			23,400
ENSCO International, Inc.	9,246			9,246	262,494			262,494
Forest Oil Corp.*	67,824			67,824	1,118,418			1,118,418
HKN, Inc.*	13,024			13,024	38,681			38,681
Hornbeck Offshore Services, Inc.*	15,895			15,895	259,724			259,724
ION Geophysical Corp.*	40,746			40,746	139,759			139,759
Kinder Morgan Management LLC*	1			1	40			40
Massey Energy Co.	60,940			60,940	840,363			840,363
Newfield Exploration Co.*	89,125			89,125	1,760,219			1,760,219
Penn Virginia Corp.	4,810			4,810	124,964			124,964
Range Resources Corp.	1,700			1,700	58,463			58,463
SEACOR Holdings, Inc.*	19,800			19,800	1,319,670			1,319,670
Southern Union Co.	82,320			82,320	1,073,453			1,073,453
Sunoco, Inc.	47,376			47,376	2,058,961			2,058,961
Tidewater, Inc.	41,030			41,030	1,652,278			1,652,278
Trico Marine Services, Inc.*	6,998			6,998	31,281			31,281
VAALCO Energy, Inc.*	36,227			36,227	269,529			269,529
Western Refining, Inc.	11,907			11,907	92,398			92,398

					12,155,758			12,155,758	0.3%

Food & Staples Retailing
Andersons, Inc.	1,930			1,930	31,806			31,806
BJ’s Wholesale Club, Inc.*	39,000			39,000	1,336,140			1,336,140
Nash Finch Co.	4,500			4,500	202,005			202,005
Winn-Dixie Stores, Inc.*	17,760			17,760	285,936			285,936

					1,855,887			1,855,887	0.0%

Food, Beverage & Tobacco
Cal-Maine Foods, Inc.	13,840			13,840	397,208			397,208
Corn Products International, Inc.	38,600			38,600	1,113,610			1,113,610
Dean Foods Co.*	24,300			24,300	436,671			436,671
Flowers Foods, Inc.	10,640			10,640	259,191			259,191
Omega Protein Corp.*	29,794			29,794	119,474			119,474
Tasty Baking Co.	5,580			5,580	18,916			18,916
Tyson Foods, Inc., Class A	108,900			108,900	953,964			953,964

					3,299,034			3,299,034	0.1%

Health Care Equipment & Services
American Dental Partners, Inc.*	20,380			20,380	141,437			141,437
American Medical Systems Holdings, Inc.*	63,390			63,390	569,876			569,876
AMERIGROUP Corp.*	22,460			22,460	663,019			663,019
Anika Therapeutics, Inc.*	12,401			12,401	37,699			37,699
Capital Senior Living Corp.*	27,946			27,946	83,279			83,279

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Cardiac Science Corp.*	16,900			16,900	126,750			126,750
Community Health Systems, Inc.*	78,700			78,700	1,147,446			1,147,446
Cooper Cos., Inc.	46,260			46,260	758,664			758,664
Cynosure, Inc., Class A*	13,545			13,545	123,666			123,666
Health Net, Inc.*	90,000			90,000	980,100			980,100
Hologic, Inc.*	128,252			128,252	1,676,254			1,676,254
Kewaunee Scientific Corp.	3,092			3,092	27,859			27,859
Kindred Healthcare, Inc.*	4,800			4,800	62,496			62,496
Kinetic Concepts, Inc.*	35,037			35,037	672,010			672,010
Molina Healthcare, Inc.*	1,100			1,100	19,371			19,371
National Dentex Corp.*	10,071			10,071	45,823			45,823
NovaMed, Inc.*	17,337			17,337	59,986			59,986
Odyssey HealthCare, Inc.*	22,112			22,112	204,536			204,536
Omnicare, Inc.	24,570			24,570	682,063			682,063
Orthofix International N.V.*	19,300			19,300	295,869			295,869
QuadraMed Corp.*	6,658			6,658	32,624			32,624
Res-Care, Inc.*	7,746			7,746	116,345			116,345
Sirona Dental Systems, Inc.*	8,765			8,765	92,033			92,033
SonoSite, Inc.*	12,105			12,105	230,963			230,963
Span-America Medical Systems, Inc.	2,050			2,050	19,496			19,496
Teleflex, Inc.	21,214			21,214	1,062,821			1,062,821
Universal American Financial Corp.*	31,600			31,600	278,712			278,712
Zoll Medical Corp.*	4,933			4,933	93,184			93,184

					10,304,381			10,304,381	0.3%

Household & Personal Products
China Sky One Medical, Inc.*	3,169			3,169	50,672			50,672
Elizabeth Arden, Inc.*	9,065			9,065	114,310			114,310
Estee Lauder Cos., Inc., Class A	8,000			8,000	247,680			247,680
Inter Parfums, Inc.	12,493			12,493	95,946			95,946
Natural Alternatives International, Inc.*	5,100			5,100	31,110			31,110
Nu Skin Enterprises, Inc., Class A	16,450			16,450	171,574			171,574
Nutraceutical International Corp.*	10,530			10,530	80,976			80,976
Prestige Brands Holdings, Inc.*	9,786			9,786	103,242			103,242
Revlon, Inc., Class A*	25,005			25,005	166,783			166,783

					1,062,293			1,062,293	0.0%

Insurance
American Equity Investment Life Holding Co.	44,151			44,151	309,057			309,057
American Financial Group, Inc./Ohio	15,900			15,900	363,792			363,792
Argo Group International Holdings Ltd.*	5,600			5,600	189,952			189,952
Aspen Insurance Holdings Ltd.	1,220			1,220	29,585			29,585
Everest Reinsurance Group Ltd.	2,370			2,370	180,452			180,452
FBL Financial Group, Inc., Class A	6,634			6,634	102,495			102,495
Hanover Insurance Group, Inc.	29,000			29,000	1,246,130			1,246,130
Old Republic International Corp.	154,138			154,138	1,837,325			1,837,325
Presidential Life Corp.	12,554			12,554	124,159			124,159
Unico American Corp.*	2,560			2,560	22,554			22,554
Unitrin, Inc.	28,180			28,180	449,189			449,189
Unum Group	16,418			16,418	305,375			305,375
Willis Group Holdings Ltd.	32,764			32,764	815,168			815,168

					5,975,233			5,975,233	0.1%

Materials
Buckeye Technologies, Inc.*	41,960			41,960	152,734			152,734
Bway Holding Co.*	16,155			16,155	128,594			128,594

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Compass Minerals International, Inc.	23,900			23,900	1,401,974			1,401,974
Continental Materials Corp.*	300			300	4,827			4,827
Ferro Corp.	41,380			41,380	291,729			291,729
Friedman Industries, Inc.	10,261			10,261	68,544			68,544
Glatfelter	5,490			5,490	51,057			51,057
Innophos Holdings, Inc.	11,000			11,000	217,910			217,910
Innospec, Inc.	34,952			34,952	205,867			205,867
International Flavors & Fragrances, Inc.	7,200			7,200	213,984			213,984
KapStone Paper and Packaging Corp.*	17,100			17,100	40,698			40,698
Lubrizol Corp.	46,100			46,100	1,677,579			1,677,579
Minerals Technologies, Inc.	5,725			5,725	234,153			234,153
Olin Corp.	72,278			72,278	1,306,786			1,306,786
Rock-Tenn Co., Class A	14,700			14,700	502,446			502,446
RPM International, Inc.	53,221			53,221	707,307			707,307
Schweitzer-Mauduit International, Inc.	15,102			15,102	302,342			302,342
Scotts Miracle-Gro Co., Class A	19,485			19,485	579,094			579,094
Stepan Co.	3,659			3,659	171,936			171,936
WHX Corp.*	233			233	1,864			1,864

					8,261,425			8,261,425	0.2%

Media
Arbitron, Inc.	6,230			6,230	82,734			82,734
Cinemark Holdings, Inc.	14,580			14,580	108,330			108,330
Discovery Communications, Inc., Class A*	78,410			78,410	1,110,286			1,110,286
Fisher Communications, Inc.	7,713			7,713	159,196			159,196
Harte-Hanks, Inc.	11,363			11,363	70,905			70,905
Interpublic Group of Cos., Inc.*	312,472			312,472	1,237,389			1,237,389
Live Nation, Inc.*	63,509			63,509	364,542			364,542
Mediacom Communications Corp., Class A*	7,624			7,624	32,783			32,783
Scholastic Corp.	3,700			3,700	50,246			50,246
Virgin Media, Inc.	131,072			131,072	654,049			654,049

					3,870,460			3,870,460	0.1%

Pharmaceuticals, Biotechnology & Life Sciences
Albany Molecular Research, Inc.*	24,800			24,800	241,552			241,552
Cambrex Corp.*	10,430			10,430	48,187			48,187
Caraco Pharmaceutical Laboratories Ltd.*	20,368			20,368	120,579			120,579
Facet Biotech Corp.*	7,444			7,444	71,390			71,390
Harvard Bioscience, Inc.*	12,416			12,416	32,902			32,902
Illumina, Inc.*	5,700			5,700	148,485			148,485
King Pharmaceuticals, Inc.*	9,876			9,876	104,883			104,883
Life Technologies Corp.*	66,719			66,719	1,555,220			1,555,220
Maxygen, Inc.*	37,025			37,025	330,263			330,263
Medicis Pharmaceutical Corp., Class A	47,900			47,900	665,810			665,810
Mylan, Inc.*	45,250			45,250	447,523			447,523
Myriad Genetics, Inc.*	17,200			17,200	1,139,672			1,139,672
OSI Pharmaceuticals, Inc.*	18,190			18,190	710,319			710,319
Pain Therapeutics, Inc.*	15,745			15,745	93,210			93,210
PAREXEL International Corp.*	39,640			39,640	384,904			384,904
PDL BioPharma, Inc.	37,221			37,221	230,026			230,026
PerkinElmer, Inc.	1,900			1,900	26,429			26,429
Perrigo Co.	34,568			34,568	1,116,892			1,116,892
Watson Pharmaceuticals, Inc.*	50,100			50,100	1,331,157			1,331,157

					8,799,403			8,799,403	0.2%

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Real Estate
CB Richard Ellis Group, Inc., Class A*	3,320			3,320	14,342			14,342

					14,342			14,342	0.0%

Retailing
Advance Auto Parts, Inc.	47,998			47,998	1,615,133			1,615,133
Aeropostale, Inc.*	36,700			36,700	590,870			590,870
AMCON Distributing Co.	1,445			1,445	23,843			23,843
Aristotle Corp.*	2,980			2,980	10,817			10,817
AutoZone, Inc.*	10,000			10,000	1,394,700			1,394,700
Barnes & Noble, Inc.	11,915			11,915	178,725			178,725
Big 5 Sporting Goods Corp.	4,200			4,200	21,882			21,882
Big Lots, Inc.*	76,770			76,770	1,112,397			1,112,397
Build-A-Bear Workshop, Inc.*	3,000			3,000	14,580			14,580
Cabela’s, Inc.*	42,337			42,337	246,825			246,825
Childrens Place Retail Stores, Inc.*	25,300			25,300	548,504			548,504
Conn’s, Inc.*	4,900			4,900	41,552			41,552
Dress Barn, Inc.*	11,980			11,980	128,665			128,665
Duckwall-ALCO Stores, Inc.*	2,300			2,300	22,034			22,034
Expedia, Inc.*	146,600			146,600	1,207,984			1,207,984
Guess?, Inc.	30,620			30,620	470,017			470,017
Gymboree Corp.*	27,963			27,963	729,555			729,555
Jo-Ann Stores, Inc.*	25,000			25,000	387,250			387,250
Jos. A. Bank Clothiers, Inc.*	18,600			18,600	486,390			486,390
Limited Brands, Inc.	171,498			171,498	1,721,840			1,721,840
Men’s Wearhouse, Inc.	11,800			11,800	159,772			159,772
Monro Muffler, Inc.	12,490			12,490	318,495			318,495
Netflix, Inc.*	37,400			37,400	1,117,886			1,117,886
PEP Boys-Manny, Moe & Jack	15,118			15,118	62,437			62,437
priceline.com, Inc.*	14,120			14,120	1,039,938			1,039,938
RadioShack Corp.	95,097			95,097	1,135,458			1,135,458
REX Stores Corp.*	16,940			16,940	136,706			136,706
Signet Jewelers Ltd.	29,084			29,084	252,158			252,158
Stage Stores, Inc.	5,750			5,750	47,438			47,438
Systemax, Inc.	10,700			10,700	115,239			115,239

					15,339,090			15,339,090	0.4%

Semiconductors & Semiconductor Equipment
Actel Corp.*	28,300			28,300	331,676			331,676
Applied Micro Circuits Corp.*	2,600			2,600	10,218			10,218
Cirrus Logic, Inc.*	57,820			57,820	154,958			154,958
Cypress Semiconductor Corp.*	55,800			55,800	249,426			249,426
DSP Group, Inc.*	23,915			23,915	191,798			191,798
Exar Corp.*	30,681			30,681	204,642			204,642
Fairchild Semiconductor International, Inc.*	108,900			108,900	532,521			532,521
FEI Co.*	16,806			16,806	316,961			316,961
Integrated Device Technology, Inc.*	108,700			108,700	609,807			609,807
IXYS Corp.	25,000			25,000	206,500			206,500
LSI Corp.*	196,520			196,520	646,551			646,551
Marvell Technology Group Ltd.*	178,853			178,853	1,192,950			1,192,950
Semitool, Inc.*	14,415			14,415	43,966			43,966
Skyworks Solutions, Inc.*	167,800			167,800	929,612			929,612
Standard Microsystems Corp.*	23,900			23,900	390,526			390,526
TriQuint Semiconductor, Inc.*	106,110			106,110	365,018			365,018
Ultratech, Inc.*	7,800			7,800	93,288			93,288

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Veeco Instruments, Inc.*	41,920			41,920	265,773			265,773

					6,736,191			6,736,191	0.2%

Software & Services
Akamai Technologies, Inc.*	12,100			12,100	182,589			182,589
BMC Software, Inc.*	72,800			72,800	1,959,048			1,959,048
CA, Inc.	98,300			98,300	1,821,499			1,821,499
CACI International, Inc., Class A*	7,500			7,500	338,175			338,175
CIBER, Inc.*	47,300			47,300	227,513			227,513
Computer Sciences Corp.*	62,300			62,300	2,189,222			2,189,222
Computer Task Group, Inc.*	10,613			10,613	34,174			34,174
Compuware Corp.*	187,000			187,000	1,262,250			1,262,250
DST Systems, Inc.*	26,418			26,418	1,003,356			1,003,356
Dynamics Research Corp.*	3,880			3,880	31,040			31,040
EarthLink, Inc.*	110,300			110,300	745,628			745,628
Fair Isaac Corp.	35,751			35,751	602,762			602,762
GSI Commerce, Inc.*	9,900			9,900	104,148			104,148
Hewitt Associates, Inc., Class A*	61,900			61,900	1,756,722			1,756,722
IAC/InterActiveCorp*	62,300			62,300	979,979			979,979
Interwoven, Inc.*	36,000			36,000	453,600			453,600
Intuit, Inc.*	46,740			46,740	1,111,944			1,111,944
INX, Inc.*	7,110			7,110	30,573			30,573
JDA Software Group, Inc.*	21,200			21,200	278,356			278,356
Lawson Software, Inc.*	87,505			87,505	414,774			414,774
MAXIMUS, Inc.	18,800			18,800	660,068			660,068
Mentor Graphics Corp.*	87,900			87,900	454,443			454,443
Metavante Technologies, Inc.*	20,434			20,434	329,192			329,192
Ness Technologies, Inc.*	48,870			48,870	209,163			209,163
Net 1 UEPS Technologies, Inc.*	23,810			23,810	326,197			326,197
NetScout Systems, Inc.*	18,400			18,400	158,608			158,608
Novell, Inc.*	87,849			87,849	341,733			341,733
Nuance Communications, Inc.*	70,800			70,800	733,488			733,488
Parametric Technology Corp.*	100,900			100,900	1,276,385			1,276,385
Perot Systems Corp., Class A*	13,174			13,174	180,088			180,088
Quest Software, Inc.*	56,700			56,700	713,853			713,853
Radiant Systems, Inc.*	10,880			10,880	36,666			36,666
SAVVIS, Inc.*	9,500			9,500	65,455			65,455
Sohu.com, Inc.*	28,000			28,000	1,325,520			1,325,520
SumTotal Systems, Inc.*	24,100			24,100	68,444			68,444
Sybase, Inc.*	53,440			53,440	1,323,709			1,323,709
Synopsys, Inc.*	85,900			85,900	1,590,868			1,590,868
TechTeam Global, Inc.*	11,160			11,160	65,286			65,286
TIBCO Software, Inc.*	162,600			162,600	843,894			843,894
United Online, Inc.	80,700			80,700	489,849			489,849
Wayside Technology Group, Inc.	3,727			3,727	26,089			26,089
Web.com Group, Inc.*	7,143			7,143	26,143			26,143
Wind River Systems, Inc.*	70,200			70,200	633,906			633,906
Wright Express Corp.*	23,600			23,600	297,360			297,360

					27,703,759			27,703,759	0.7%

Technology Hardware & Equipment
Adaptec, Inc.*	3			3	10			10
Agilysys, Inc.	25,940			25,940	111,283			111,283
Arris Group, Inc.*	121,312			121,312	964,430			964,430
Astro-Med, Inc.	10,800			10,800	65,556			65,556

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Avocent Corp.*	40,310			40,310	721,952			721,952
Black Box Corp.	17,200			17,200	449,264			449,264
Coherent, Inc.*	19,700			19,700	422,762			422,762
Communications Systems, Inc.	1,250			1,250	9,750			9,750
CPI International, Inc.*	4,572			4,572	39,594			39,594
CTS Corp.	21,630			21,630	119,181			119,181
Dycom Industries, Inc.*	22,260			22,260	182,977			182,977
Electronics for Imaging, Inc.*	53,520			53,520	511,651			511,651
Emulex Corp.*	81,251			81,251	567,132			567,132
Gerber Scientific, Inc.*	21,077			21,077	107,703			107,703
Harris Corp.	55,035			55,035	2,094,082			2,094,082
Imation Corp.	5,700			5,700	77,349			77,349
Insight Enterprises, Inc.*	15,100			15,100	104,190			104,190
IntriCon Corp.*	5,100			5,100	18,360			18,360
LeCroy Corp.*	22,300			22,300	68,015			68,015
Loral Space & Communications, Inc.*	2,540			2,540	36,906			36,906
Measurement Specialties, Inc.*	10,800			10,800	75,060			75,060
Molex, Inc.	32,510			32,510	471,070			471,070
NCR Corp.*	56,900			56,900	804,566			804,566
Oplink Communications, Inc.*	20,800			20,800	178,880			178,880
Optelecom-NKF, Inc.*	7,142			7,142	30,068			30,068
OSI Systems, Inc.*	18,000			18,000	249,300			249,300
PC Mall, Inc.*	2,610			2,610	10,466			10,466
QLogic Corp.*	111,800			111,800	1,502,592			1,502,592
RadiSys Corp.*	32,728			32,728	180,986			180,986
RADWARE Ltd.*	11,640			11,640	63,147			63,147
Richardson Electronics Ltd.	15,920			15,920	46,964			46,964
Sun Microsystems, Inc.*	29,500			29,500	112,690			112,690
Super Micro Computer, Inc.*	24,900			24,900	157,617			157,617
Symmetricom, Inc.*	30,808			30,808	121,692			121,692
SYNNEX Corp.*	19,130			19,130	216,743			216,743
Technitrol, Inc.	9,360			9,360	32,573			32,573
TESSCO Technologies, Inc.*	10,374			10,374	90,358			90,358
Tollgrade Communications, Inc.*	10,200			10,200	48,756			48,756
ViaSat, Inc.*	1,500			1,500	36,120			36,120
Vicon Industries, Inc.*	3,269			3,269	18,241			18,241
Vishay Intertechnology, Inc.*	133,306			133,306	455,906			455,906

					11,575,942			11,575,942	0.3%

Telecommunication Services
Atlantic Tele-Network, Inc.	2,911			2,911	77,287			77,287
CenturyTel, Inc.	55,818			55,818	1,525,506			1,525,506
Consolidated Communications Holdings, Inc.	21,865			21,865	259,756			259,756
HickoryTech Corp.	10,989			10,989	59,780			59,780
Premiere Global Services, Inc.*	58,900			58,900	507,129			507,129
SureWest Communications	13,198			13,198	150,721			150,721
U.S. Cellular Corp.*	23,069			23,069	997,504			997,504
USA Mobility, Inc.*	13,655			13,655	157,988			157,988

					3,735,671			3,735,671	0.1%

Transportation
Air T., Inc.	4,409			4,409	26,013			26,013
CAI International, Inc.*	9,130			9,130	28,942			28,942
Pacer International, Inc.	36,300			36,300	378,609			378,609
Park-Ohio Holdings Corp.*	9,400			9,400	57,998			57,998

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Ryder System, Inc.	43,600			43,600	1,690,808			1,690,808
Saia, Inc.*	16,200			16,200	175,932			175,932
SkyWest, Inc.	52,430			52,430	975,198			975,198
Star Bulk Carriers Corp.	24,309			24,309	62,474			62,474
TBS International Ltd., Class A*	19,810			19,810	198,694			198,694
Ultrapetrol Bahamas Ltd.*	5,100			5,100	16,269			16,269
UTi Worldwide, Inc.	101,060			101,060	1,449,201			1,449,201

					5,060,138			5,060,138	0.1%

Utilities
AGL Resources, Inc.	1,141			1,141	35,770			35,770
Alliant Energy Corp.	36,246			36,246	1,057,658			1,057,658
CMS Energy Corp.	82,632			82,632	835,410			835,410
El Paso Electric Co.*	12,810			12,810	231,733			231,733
MDU Resources Group, Inc.	96,792			96,792	2,088,771			2,088,771
NorthWestern Corp.	34,400			34,400	807,368			807,368
NV Energy, Inc.	31,600			31,600	312,524			312,524

					5,369,234			5,369,234	0.1%

Total Common Stocks					170,473,176			170,473,176	4.3%

(Cost $178,847,135)

SHORT-TERM INVESTMENTS:
Collateral for Securities Sold Short
Custodian Trust Company Sweep	159,785,592			159,785,592
0.50%, 1/2/09					159,785,592			159,785,592	4.0%

Repurchase Agreement
Custodian Trust Co., dated 12/31/08 due 1/2/09 at 0.20% with maturity value of $11,033,689 (fully collateralized by U.S. Treasury Securities with a value of $11,355,679.)	11,034,648			11,034,648	11,034,648			11,034,648	0.3%

Total Short-Term Investments
(Amortized Cost $170,820,240)					170,820,240			170,820,240	4.3%

Total Investments Before Securities Sold Short
(Cost/Amortized Cost $349,667,375)					341,293,416			341,293,416	8.5%

SECURITIES SOLD SHORT:
Automobiles & Components
Amerigon, Inc.*	(16,100)			(16,100)	(52,486)			(52,486)
ArvinMeritor, Inc.	(50,898)			(50,898)	(145,059)			(145,059)
Autoliv, Inc.	(16,240)			(16,240)	(348,511)			(348,511)
BorgWarner, Inc.	(87,030)			(87,030)	(1,894,643)			(1,894,643)
Cooper Tire & Rubber Co.	(55,120)			(55,120)	(339,539)			(339,539)
Dorman Products, Inc.*	(6,679)			(6,679)	(88,163)			(88,163)
Fuel Systems Solutions, Inc.*	(700)			(700)	(22,932)			(22,932)
Gentex Corp.	(132,600)			(132,600)	(1,170,858)			(1,170,858)
Goodyear Tire & Rubber Co.*	(189,100)			(189,100)	(1,128,927)			(1,128,927)
Modine Manufacturing Co.	(2,624)			(2,624)	(12,779)			(12,779)
Superior Industries International, Inc.	(16,000)			(16,000)	(168,320)			(168,320)
Tenneco, Inc.*	(700)			(700)	(2,065)			(2,065)
Williams Controls, Inc.*	(3,240)			(3,240)	(23,587)			(23,587)

					(5,397,869)			(5,397,869)	-0.1%

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Banks
AMCORE Financial, Inc.	(5)			(5)	(19)			(19)
Atlantic Coast Federal Corp.	(1,872)			(1,872)	(7,282)			(7,282)
BankFinancial Corp.	(14,965)			(14,965)	(152,493)			(152,493)
Capitol Federal Financial	(5,800)			(5,800)	(264,480)			(264,480)
Columbia Banking System, Inc.	(9,800)			(9,800)	(116,914)			(116,914)
Comerica, Inc.	(43,960)			(43,960)	(872,606)			(872,606)
Commerce Bancshares, Inc./Missouri	(800)			(800)	(35,160)			(35,160)
Commonwealth Bankshares, Inc.	(3,600)			(3,600)	(25,812)			(25,812)
First Horizon National Corp.	(145,655)			(145,655)	(1,539,567)			(1,539,567)
KeyCorp	(133,000)			(133,000)	(1,133,160)			(1,133,160)
LSB Corp.	(300)			(300)	(2,220)			(2,220)
SVB Financial Group*	(1,060)			(1,060)	(27,804)			(27,804)
Synovus Financial Corp.	(103,900)			(103,900)	(862,370)			(862,370)
Taylor Capital Group, Inc.	(16,784)			(16,784)	(98,186)			(98,186)
Waterstone Financial, Inc.*	(800)			(800)	(2,680)			(2,680)

					(5,140,753)			(5,140,753)	-0.1%

Capital Goods
AAON, Inc.	(10,789)			(10,789)	(225,274)			(225,274)
AAR Corp.*	(14,864)			(14,864)	(273,646)			(273,646)
Actuant Corp., Class A	(57,400)			(57,400)	(1,091,748)			(1,091,748)
Aerovironment, Inc.*	(2,300)			(2,300)	(84,663)			(84,663)
Allied Defense Group, Inc.*	(3,716)			(3,716)	(23,039)			(23,039)
Ameron International Corp.	(400)			(400)	(25,168)			(25,168)
AMETEK, Inc.	(22,631)			(22,631)	(683,683)			(683,683)
Astec Industries, Inc.*	(16,330)			(16,330)	(511,619)			(511,619)
Badger Meter, Inc.	(1,800)			(1,800)	(52,236)			(52,236)
Blount International, Inc.*	(29,420)			(29,420)	(278,902)			(278,902)
Brady Corp., Class A	(11,550)			(11,550)	(276,622)			(276,622)
Breeze-Eastern Corp.*	(5,800)			(5,800)	(44,950)			(44,950)
Bucyrus International, Inc.	(59,842)			(59,842)	(1,108,274)			(1,108,274)
Ceradyne, Inc.*	(28,360)			(28,360)	(575,992)			(575,992)
CLARCOR, Inc.	(38,136)			(38,136)	(1,265,352)			(1,265,352)
Curtiss-Wright Corp.	(13,800)			(13,800)	(460,782)			(460,782)
Dynamic Materials Corp.	(10,660)			(10,660)	(205,845)			(205,845)
DynCorp International, Inc., Class A*	(500)			(500)	(7,585)			(7,585)
Encore Wire Corp.	(800)			(800)	(15,168)			(15,168)
Flanders Corp.*	(13,774)			(13,774)	(64,600)			(64,600)
General Cable Corp.*	(43,840)			(43,840)	(775,530)			(775,530)
Gibraltar Industries, Inc.	(3,000)			(3,000)	(35,820)			(35,820)
Gorman-Rupp Co.	(2,500)			(2,500)	(77,800)			(77,800)
Graham Corp.	(10,200)			(10,200)	(110,364)			(110,364)
Granite Construction, Inc.	(14,500)			(14,500)	(636,985)			(636,985)
Greenbrier Cos., Inc.	(13,813)			(13,813)	(94,895)			(94,895)
Harsco Corp.	(29,804)			(29,804)	(824,975)			(824,975)
HEICO Corp.	(1,060)			(1,060)	(41,160)			(41,160)
Herley Industries, Inc.*	(2,000)			(2,000)	(24,560)			(24,560)
Hexcel Corp.*	(89,151)			(89,151)	(658,826)			(658,826)
II-VI, Inc.*	(12,300)			(12,300)	(234,807)			(234,807)
Innovative Solutions & Support, Inc.	(3,520)			(3,520)	(13,904)			(13,904)
Insteel Industries, Inc.	(5,400)			(5,400)	(60,966)			(60,966)
Integrated Electrical Services, Inc.*	(10,565)			(10,565)	(92,549)			(92,549)

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Joy Global, Inc.	(52,900)			(52,900)	(1,210,881)			(1,210,881)
Kaydon Corp.	(24,900)			(24,900)	(855,315)			(855,315)
Kennametal, Inc.	(300)			(300)	(6,657)			(6,657)
Ladish Co., Inc.*	(16,000)			(16,000)	(221,600)			(221,600)
Lawson Products, Inc.	(299)			(299)	(6,832)			(6,832)
McDermott International, Inc.*	(32,000)			(32,000)	(316,160)			(316,160)
Met-Pro Corp.	(8,367)			(8,367)	(111,448)			(111,448)
Miller Industries, Inc.*	(8,370)			(8,370)	(44,361)			(44,361)
Mueller Industries, Inc.	(3,400)			(3,400)	(85,272)			(85,272)
Nordson Corp.	(32,535)			(32,535)	(1,050,555)			(1,050,555)
Oshkosh Corp.	(74,600)			(74,600)	(663,194)			(663,194)
PGT, Inc.*	(9,600)			(9,600)	(10,848)			(10,848)
Polypore International, Inc.*	(12,200)			(12,200)	(92,232)			(92,232)
RBC Bearings, Inc.*	(13,503)			(13,503)	(273,841)			(273,841)
Roper Industries, Inc.	(21,960)			(21,960)	(953,284)			(953,284)
Spirit AeroSystems Holdings, Inc., Class A*	(41,259)			(41,259)	(419,604)			(419,604)
Sun Hydraulics Corp.	(2,300)			(2,300)	(43,332)			(43,332)
Tecumseh Products Co., Class B*	(4,500)			(4,500)	(42,975)			(42,975)
Terex Corp.*	(93,400)			(93,400)	(1,617,688)			(1,617,688)
Textron, Inc.	(29,400)			(29,400)	(407,778)			(407,778)
Todd Shipyards Corp.	(700)			(700)	(8,400)			(8,400)
TransDigm Group, Inc.*	(11,100)			(11,100)	(372,627)			(372,627)
United Capital Corp.*	(2,140)			(2,140)	(38,820)			(38,820)
United Rentals, Inc.*	(274)			(274)	(2,499)			(2,499)
USG Corp.*	(18,600)			(18,600)	(149,544)			(149,544)
Wabash National Corp.	(29,960)			(29,960)	(134,820)			(134,820)
Wabtec Corp.	(23,550)			(23,550)	(936,112)			(936,112)
Watts Water Technologies, Inc., Class A	(10,065)			(10,065)	(251,323)			(251,323)
Woodward Governor Co.	(26,170)			(26,170)	(602,433)			(602,433)

					(21,888,724)			(21,888,724)	-0.5%

Commercial & Professional Services
Acacia Research-Acacia Technologies*	(22,200)			(22,200)	(67,488)			(67,488)
Advisory Board Co.*	(19,275)			(19,275)	(429,833)			(429,833)
American Reprographics Co.*	(1,009)			(1,009)	(6,962)			(6,962)
Cenveo, Inc.*	(39,110)			(39,110)	(174,040)			(174,040)
CompX International, Inc.	(3,200)			(3,200)	(16,896)			(16,896)
Consolidated Graphics, Inc.*	(11,579)			(11,579)	(262,149)			(262,149)
Courier Corp.	(409)			(409)	(7,321)			(7,321)
First Advantage Corp., Class A*	(13,174)			(13,174)	(186,412)			(186,412)
FTI Consulting, Inc.*	(100)			(100)	(4,468)			(4,468)
GeoEye, Inc.*	(640)			(640)	(12,307)			(12,307)
Healthcare Services Group, Inc.	(24,852)			(24,852)	(395,892)			(395,892)
Interface, Inc., Class A	(33,419)			(33,419)	(155,064)			(155,064)
Iron Mountain, Inc.*	(76,914)			(76,914)	(1,902,083)			(1,902,083)
McGrath RentCorp	(11,165)			(11,165)	(238,484)			(238,484)
Mobile Mini, Inc.*	(1,950)			(1,950)	(28,119)			(28,119)
Monster Worldwide, Inc.*	(115,630)			(115,630)	(1,397,967)			(1,397,967)
Multi-Color Corp.	(1,654)			(1,654)	(26,166)			(26,166)
Robert Half International, Inc.	(94,400)			(94,400)	(1,965,408)			(1,965,408)
Schawk, Inc.	(16,525)			(16,525)	(189,377)			(189,377)
School Specialty, Inc.*	(5,700)			(5,700)	(108,984)			(108,984)
Standard Register Co.	(8,980)			(8,980)	(80,191)			(80,191)

					(7,655,611)			(7,655,611)	-0.2%

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Consumer Durables & Apparel
Centex Corp.	(500)			(500)	(5,320)			(5,320)
Eastman Kodak Co.	(102,800)			(102,800)	(676,424)			(676,424)
Jones Apparel Group, Inc.	(110)			(110)	(645)			(645)
K-Swiss, Inc., Class A	(27,579)			(27,579)	(314,401)			(314,401)
Lazare Kaplan International, Inc.*	(200)			(200)	(834)			(834)
Marine Products Corp.	(8,618)			(8,618)	(48,433)			(48,433)
Movado Group, Inc.	(12,220)			(12,220)	(114,746)			(114,746)
Newell Rubbermaid, Inc.	(32,390)			(32,390)	(316,774)			(316,774)
Oxford Industries, Inc.	(960)			(960)	(8,419)			(8,419)
Pulte Homes, Inc.	(37,972)			(37,972)	(415,034)			(415,034)
R.G. Barry Corp.*	(900)			(900)	(4,680)			(4,680)
Skyline Corp.	(2,880)			(2,880)	(57,571)			(57,571)
Stanley Furniture Co., Inc.	(7,700)			(7,700)	(60,984)			(60,984)
Sturm, Ruger & Company, Inc.*	(8,000)			(8,000)	(47,760)			(47,760)
Universal Electronics, Inc.*	(17,550)			(17,550)	(284,661)			(284,661)
Volcom, Inc.*	(66)			(66)	(719)			(719)

					(2,357,405)			(2,357,405)	-0.1%

Consumer Services
Ambassadors Group, Inc.	(17,848)			(17,848)	(164,202)			(164,202)
BJ’s Restaurants, Inc.*	(10,680)			(10,680)	(115,023)			(115,023)
Capella Education Co.*	(13,770)			(13,770)	(809,125)			(809,125)
Choice Hotels International, Inc.	(26,160)			(26,160)	(786,370)			(786,370)
Domino’s Pizza, Inc.*	(78)			(78)	(367)			(367)
Learning Tree International, Inc.*	(824)			(824)	(7,021)			(7,021)
Luby’s, Inc.*	(600)			(600)	(2,514)			(2,514)
Mac-Gray Corp.*	(6,576)			(6,576)	(42,744)			(42,744)
Matthews International Corp., Class A	(12,620)			(12,620)	(462,902)			(462,902)
Monarch Casino & Resort, Inc.*	(2,800)			(2,800)	(32,620)			(32,620)
Morgans Hotel Group Co.*	(19,280)			(19,280)	(89,845)			(89,845)
Orient-Express Hotels Ltd., Class A	(4,600)			(4,600)	(35,236)			(35,236)
Penn National Gaming, Inc.*	(44,400)			(44,400)	(949,272)			(949,272)
Scientific Games Corp., Class A*	(4,756)			(4,756)	(83,420)			(83,420)
Service Corp. International	(111,000)			(111,000)	(551,670)			(551,670)
Sonesta International Hotels Corp., Class A	(600)			(600)	(8,202)			(8,202)
Starwood Hotels & Resorts Worldwide, Inc.	(67,310)			(67,310)	(1,204,849)			(1,204,849)
Strayer Education, Inc.	(7,700)			(7,700)	(1,650,957)			(1,650,957)
Texas Roadhouse, Inc., Class A*	(20,636)			(20,636)	(159,929)			(159,929)

					(7,156,268)			(7,156,268)	-0.2%

Diversified Financials
Affiliated Managers Group, Inc.*	(35,700)			(35,700)	(1,496,544)			(1,496,544)
Eaton Vance Corp.	(70,500)			(70,500)	(1,481,205)			(1,481,205)
Epoch Holding Corp.	(14,207)			(14,207)	(107,831)			(107,831)
Federated Investors, Inc., Class B	(50,721)			(50,721)	(860,228)			(860,228)
Financial Federal Corp.	(24,800)			(24,800)	(577,096)			(577,096)
GAMCO Investors, Inc., Class A	(1,600)			(1,600)	(43,712)			(43,712)
Janus Capital Group, Inc.	(114,800)			(114,800)	(921,844)			(921,844)
Jefferies Group, Inc.	(39,380)			(39,380)	(553,683)			(553,683)
LaBranche & Co., Inc.*	(34,300)			(34,300)	(164,297)			(164,297)
MarketAxess Holdings, Inc.*	(8,900)			(8,900)	(72,624)			(72,624)
Moody’s Corp.	(43,876)			(43,876)	(881,469)			(881,469)
MSCI, Inc., Class A*	(13,400)			(13,400)	(237,984)			(237,984)
Nelnet, Inc., Class A	(6,050)			(6,050)	(86,696)			(86,696)

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
NewStar Financial, Inc.*	(596)			(596)	(2,378)			(2,378)
optionsXpress Holdings, Inc.	(6,400)			(6,400)	(85,504)			(85,504)
Piper Jaffray Cos., Inc.*	(17,177)			(17,177)	(682,958)			(682,958)
Resource America, Inc., Class A	(10,301)			(10,301)	(41,204)			(41,204)
SEI Investments Co.	(38,079)			(38,079)	(598,221)			(598,221)
SLM Corp.*	(1,294)			(1,294)	(11,517)			(11,517)
Stifel Financial Corp.*	(15,180)			(15,180)	(696,003)			(696,003)
SWS Group, Inc.	(6,960)			(6,960)	(131,892)			(131,892)
TradeStation Group, Inc.*	(8,200)			(8,200)	(52,890)			(52,890)
Waddell & Reed Financial, Inc., Class A	(3,600)			(3,600)	(55,656)			(55,656)
Westwood Holdings Group, Inc.	(5,588)			(5,588)	(158,755)			(158,755)

					(10,002,191)			(10,002,191)	-0.2%

Energy
ATP Oil & Gas Corp.*	(1,600)			(1,600)	(9,360)			(9,360)
Berry Petroleum Co., Class A	(16,321)			(16,321)	(123,387)			(123,387)
Bronco Drilling Co., Inc.*	(14,000)			(14,000)	(90,440)			(90,440)
Cabot Oil & Gas Corp.	(27,522)			(27,522)	(715,572)			(715,572)
CARBO Ceramics, Inc.	(12,800)			(12,800)	(454,784)			(454,784)
Cimarex Energy Co.	(39,800)			(39,800)	(1,065,844)			(1,065,844)
CNX Gas Corp.*	(27,330)			(27,330)	(746,109)			(746,109)
Concho Resources, Inc.*	(3,630)			(3,630)	(82,837)			(82,837)
CREDO Petroleum Corp.*	(3,987)			(3,987)	(33,571)			(33,571)
Denbury Resources, Inc.*	(9,800)			(9,800)	(107,016)			(107,016)
Dresser-Rand Group, Inc.*	(38,190)			(38,190)	(658,777)			(658,777)
Enbridge Energy Management LLC*	(156)			(156)	(3,824)			(3,824)
Encore Acquisition Co.*	(169)			(169)	(4,313)			(4,313)
EXCO Resources, Inc.*	(73,000)			(73,000)	(661,380)			(661,380)
Exterran Holdings, Inc.*	(54,280)			(54,280)	(1,156,164)			(1,156,164)
FMC Technologies, Inc.*	(19,700)			(19,700)	(469,451)			(469,451)
Frontier Oil Corp.	(78,405)			(78,405)	(990,255)			(990,255)
GeoResources, Inc.*	(6,721)			(6,721)	(58,405)			(58,405)
Global Industries Ltd.*	(68,000)			(68,000)	(237,320)			(237,320)
Goodrich Petroleum Corp.*	(19,550)			(19,550)	(585,522)			(585,522)
Gulf Island Fabrication, Inc.	(11,600)			(11,600)	(167,156)			(167,156)
Helmerich & Payne, Inc.	(23,200)			(23,200)	(527,800)			(527,800)
Holly Corp.	(36,415)			(36,415)	(663,845)			(663,845)
IHS, Inc., Class A*	(33,946)			(33,946)	(1,270,259)			(1,270,259)
James River Coal Co.*	(25,100)			(25,100)	(384,783)			(384,783)
NATCO Group, Inc., Class A*	(20,687)			(20,687)	(314,029)			(314,029)
Oceaneering International, Inc.*	(43,300)			(43,300)	(1,261,762)			(1,261,762)
Petrohawk Energy Corp.*	(37,100)			(37,100)	(579,873)			(579,873)
Pioneer Natural Resources Co.	(27,200)			(27,200)	(440,096)			(440,096)
Quicksilver Resources, Inc.*	(91,900)			(91,900)	(511,883)			(511,883)
Rex Energy Corp.*	(3,618)			(3,618)	(10,637)			(10,637)
RPC, Inc.	(24,819)			(24,819)	(242,233)			(242,233)
St. Mary Land & Exploration Co.	(57,255)			(57,255)	(1,162,849)			(1,162,849)
Superior Energy Services, Inc.*	(4,297)			(4,297)	(68,451)			(68,451)
Union Drilling, Inc.*	(6,000)			(6,000)	(31,140)			(31,140)
Venoco, Inc.*	(20,760)			(20,760)	(56,260)			(56,260)
Walter Industries, Inc.	(5,880)			(5,880)	(102,959)			(102,959)
Westmoreland Coal Co.*	(9,200)			(9,200)	(102,120)			(102,120)
World Fuel Services Corp.	(16,254)			(16,254)	(601,398)			(601,398)

					(16,753,864)			(16,753,864)	-0.4%

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Food & Staples Retailing
Great Atlantic & Pacific Tea Co., Inc.*	(1,730)			(1,730)	(10,847)			(10,847)

					(10,847)			(10,847)	0.0%

Food, Beverage & Tobacco
Central European Distribution Corp.*	(40,210)			(40,210)	(792,137)			(792,137)
Griffin Land & Nurseries, Inc.	(370)			(370)	(13,638)			(13,638)
Hershey Co.	(1,644)			(1,644)	(57,113)			(57,113)

					(862,888)			(862,888)	0.0%

Health Care Equipment & Services
Abaxis, Inc.*	(13,900)			(13,900)	(222,817)			(222,817)
Air Methods Corp.*	(4,600)			(4,600)	(73,554)			(73,554)
Align Technology, Inc.*	(4,400)			(4,400)	(38,500)			(38,500)
Alliance Imaging, Inc.*	(17,900)			(17,900)	(142,663)			(142,663)
Almost Family, Inc.*	(4,440)			(4,440)	(199,711)			(199,711)
American Caresource Holding, Inc.*	(16,087)			(16,087)	(113,413)			(113,413)
Chindex International, Inc.*	(9,845)			(9,845)	(78,268)			(78,268)
Clinical Data, Inc.*	(4,094)			(4,094)	(36,437)			(36,437)
CryoLife, Inc.*	(8,480)			(8,480)	(82,341)			(82,341)
Cyberonics, Inc.*	(6,580)			(6,580)	(109,031)			(109,031)
DexCom, Inc.*	(8,801)			(8,801)	(24,291)			(24,291)
Emeritus Corp.*	(4,200)			(4,200)	(42,126)			(42,126)
Genoptix, Inc.*	(4,560)			(4,560)	(155,405)			(155,405)
Greatbatch, Inc.*	(6,700)			(6,700)	(177,282)			(177,282)
Immucor, Inc.*	(12,685)			(12,685)	(337,167)			(337,167)
Insulet Corp.*	(26,510)			(26,510)	(204,657)			(204,657)
Laboratory Corp. of America Holdings*	(40)			(40)	(2,576)			(2,576)
Landauer, Inc.	(6,382)			(6,382)	(467,801)			(467,801)
LHC Group, Inc.*	(3,100)			(3,100)	(111,600)			(111,600)
Micrus Endovascular Corp.*	(6,577)			(6,577)	(76,359)			(76,359)
NxStage Medical, Inc.*	(12,030)			(12,030)	(32,120)			(32,120)
Omnicell, Inc.*	(32,200)			(32,200)	(393,162)			(393,162)
Palomar Medical Technologies, Inc.*	(18,980)			(18,980)	(218,839)			(218,839)
PDI, Inc.*	(7,965)			(7,965)	(31,940)			(31,940)
Pediatrix Medical Group, Inc.*	(8,930)			(8,930)	(283,081)			(283,081)
Psychiatric Solutions, Inc.*	(33,195)			(33,195)	(924,481)			(924,481)
Rochester Medical Corp.*	(9,800)			(9,800)	(150,724)			(150,724)
Skilled Healthcare Group, Inc., Class A*	(24,600)			(24,600)	(207,624)			(207,624)
STAAR Surgical Co.*	(500)			(500)	(1,190)			(1,190)
Sun Healthcare Group, Inc.*	(14,090)			(14,090)	(124,696)			(124,696)
TranS1, Inc.*	(13,323)			(13,323)	(96,059)			(96,059)
Transcend Services, Inc.*	(10,747)			(10,747)	(105,428)			(105,428)
VCA Antech, Inc.*	(78,000)			(78,000)	(1,550,640)			(1,550,640)
Virtual Radiologic Corp.*	(5,400)			(5,400)	(45,792)			(45,792)

					(6,861,775)			(6,861,775)	-0.2%

Insurance
Brown & Brown, Inc.	(7,140)			(7,140)	(149,226)			(149,226)
eHealth, Inc.*	(22,840)			(22,840)	(303,315)			(303,315)
Fidelity National Financial, Inc., Class A	(115,450)			(115,450)	(2,049,238)			(2,049,238)
Markel Corp.*	(2,585)			(2,585)	(772,915)			(772,915)
Max Capital Group Ltd.	(52,559)			(52,559)	(930,294)			(930,294)
National Interstate Corp.	(3,300)			(3,300)	(58,971)			(58,971)
NYMAGIC, Inc.	(7,692)			(7,692)	(146,533)			(146,533)

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Validus Holdings Ltd.	(19,800)			(19,800)	(517,968)			(517,968)
W.R. Berkley Corp.	(22,120)			(22,120)	(685,720)			(685,720)

					(5,614,180)			(5,614,180)	-0.1%

Materials
A.M. Castle & Co.	(17,052)			(17,052)	(184,673)			(184,673)
ADA-ES, Inc.*	(4,100)			(4,100)	(12,505)			(12,505)
AEP Industries, Inc.*	(7,100)			(7,100)	(124,818)			(124,818)
AK Steel Holding Corp.	(113,900)			(113,900)	(1,061,548)			(1,061,548)
Albemarle Corp.	(4,570)			(4,570)	(101,911)			(101,911)
Allegheny Technologies, Inc.	(18,400)			(18,400)	(469,752)			(469,752)
American Vanguard Corp.	(100)			(100)	(1,170)			(1,170)
Ashland, Inc.	(3,690)			(3,690)	(38,782)			(38,782)
Ball Corp.	(3,210)			(3,210)	(133,504)			(133,504)
Brush Engineered Materials, Inc.*	(13,150)			(13,150)	(167,268)			(167,268)
Carpenter Technology Corp.	(39,497)			(39,497)	(811,268)			(811,268)
Celanese Corp., Class A	(106,900)			(106,900)	(1,328,767)			(1,328,767)
Century Aluminum Co.*	(38,380)			(38,380)	(383,800)			(383,800)
CF Industries Holdings, Inc.	(30,400)			(30,400)	(1,494,464)			(1,494,464)
Commercial Metals Co.	(117,915)			(117,915)	(1,399,651)			(1,399,651)
Crown Holdings, Inc.*	(37,120)			(37,120)	(712,704)			(712,704)
Deltic Timber Corp.	(7,894)			(7,894)	(361,151)			(361,151)
Eagle Materials, Inc.	(36,378)			(36,378)	(669,719)			(669,719)
Greif, Inc., Class A	(23,452)			(23,452)	(784,000)			(784,000)
ICO, Inc.*	(12,132)			(12,132)	(38,337)			(38,337)
Kaiser Aluminum Corp.	(14,080)			(14,080)	(317,082)			(317,082)
Koppers Holdings, Inc.	(900)			(900)	(19,458)			(19,458)
MeadWestvaco Corp.	(136,600)			(136,600)	(1,528,554)			(1,528,554)
Neenah Paper, Inc.	(280)			(280)	(2,475)			(2,475)
NL Industries, Inc.	(1,000)			(1,000)	(13,400)			(13,400)
Northern Technologies International Corp.*	(800)			(800)	(5,472)			(5,472)
Owens-Illinois, Inc.*	(27,600)			(27,600)	(754,308)			(754,308)
Pactiv Corp.*	(28,900)			(28,900)	(719,032)			(719,032)
Penford Corp.	(1,802)			(1,802)	(18,236)			(18,236)
Reliance Steel & Aluminum Co.	(53,300)			(53,300)	(1,062,802)			(1,062,802)
Rockwood Holdings, Inc.*	(11,830)			(11,830)	(127,764)			(127,764)
Royal Gold, Inc.	(29,740)			(29,740)	(1,463,506)			(1,463,506)
RTI International Metals, Inc.*	(11,600)			(11,600)	(165,996)			(165,996)
Silgan Holdings, Inc.	(16,110)			(16,110)	(770,219)			(770,219)
Steel Dynamics, Inc.	(167,000)			(167,000)	(1,867,060)			(1,867,060)
Universal Stainless & Alloy Products, Inc.*	(5,100)			(5,100)	(73,899)			(73,899)
Westlake Chemical Corp.	(3,470)			(3,470)	(56,526)			(56,526)

					(19,245,581)			(19,245,581)	-0.5%

Media
4Kids Entertainment, Inc.*	(10,240)			(10,240)	(20,070)			(20,070)
Clear Channel Outdoor Holdings, Inc., Class A*	(12,900)			(12,900)	(79,335)			(79,335)
CTC Media, Inc.*	(52,700)			(52,700)	(252,960)			(252,960)
Dolan Media Co.*	(25,900)			(25,900)	(170,681)			(170,681)
Global Traffic Network, Inc.*	(14,173)			(14,173)	(82,770)			(82,770)
Interactive Data Corp.	(12,600)			(12,600)	(310,716)			(310,716)
Lamar Advertising Co., Class A*	(42,000)			(42,000)	(527,520)			(527,520)
Liberty Global, Inc., Class A*	(114,200)			(114,200)	(1,818,064)			(1,818,064)
Marvel Entertainment, Inc.*	(10,300)			(10,300)	(316,725)			(316,725)
National CineMedia, Inc.	(40,600)			(40,600)	(411,684)			(411,684)

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Outdoor Channel Holdings, Inc.*	(9,431)			(9,431)	(70,638)			(70,638)
Reading International, Inc., Class A*	(3,500)			(3,500)	(13,440)			(13,440)
Regal Entertainment Group, Class A	(47,604)			(47,604)	(486,037)			(486,037)
Rentrak Corp.*	(10,680)			(10,680)	(125,917)			(125,917)
Sinclair Broadcast Group, Inc., Class A	(31,065)			(31,065)	(96,302)			(96,302)
Value Line, Inc.	(1,957)			(1,957)	(67,556)			(67,556)
World Wrestling Entertainment, Inc., Class A	(16,600)			(16,600)	(183,928)			(183,928)

					(5,034,343)			(5,034,343)	-0.1%

Pharmaceuticals, Biotechnology & Life Sciences
Allos Therapeutics, Inc.*	(48,958)			(48,958)	(299,623)			(299,623)
AMAG Pharmaceuticals, Inc.*	(7,635)			(7,635)	(273,715)			(273,715)
Amylin Pharmaceuticals, Inc.*	(12,540)			(12,540)	(136,059)			(136,059)
Arena Pharmaceuticals, Inc.*	(47,361)			(47,361)	(197,495)			(197,495)
ArQule, Inc.*	(176)			(176)	(743)			(743)
Array BioPharma, Inc.*	(40,261)			(40,261)	(163,057)			(163,057)
BioMimetic Therapeutics, Inc.*	(5,800)			(5,800)	(53,476)			(53,476)
BioSphere Medical, Inc.*	(1,693)			(1,693)	(3,267)			(3,267)
Cepheid, Inc.*	(49,820)			(49,820)	(517,132)			(517,132)
CombiMatrix Corp.*	(1,600)			(1,600)	(11,120)			(11,120)
Cytori Therapeutics, Inc.*	(14,700)			(14,700)	(53,067)			(53,067)
Durect Corp.*	(14,700)			(14,700)	(49,833)			(49,833)
Dyax Corp.*	(3,700)			(3,700)	(13,468)			(13,468)
Enzo Biochem, Inc.*	(28,400)			(28,400)	(138,876)			(138,876)
Exelixis, Inc.*	(72,100)			(72,100)	(361,942)			(361,942)
Incyte Corp.*	(57,105)			(57,105)	(216,428)			(216,428)
Luminex Corp.*	(4,100)			(4,100)	(87,576)			(87,576)
MAP Pharmaceuticals, Inc.*	(7,850)			(7,850)	(54,793)			(54,793)
Momenta Pharmaceuticals, Inc.*	(25,600)			(25,600)	(296,960)			(296,960)
NPS Pharmaceuticals, Inc.*	(48,027)			(48,027)	(298,248)			(298,248)
Obagi Medical Products, Inc.*	(20,625)			(20,625)	(153,862)			(153,862)
Pharmasset, Inc.*	(14,200)			(14,200)	(186,162)			(186,162)
Questcor Pharmaceuticals, Inc.*	(36,340)			(36,340)	(338,325)			(338,325)
Rigel Pharmaceuticals, Inc.*	(1,300)			(1,300)	(10,400)			(10,400)
Seattle Genetics, Inc.*	(27,417)			(27,417)	(245,108)			(245,108)
Sucampo Pharmaceuticals, Inc., Class A*	(8,979)			(8,979)	(51,629)			(51,629)
Theravance, Inc.*	(558)			(558)	(6,914)			(6,914)
Vertex Pharmaceuticals, Inc.*	(70,572)			(70,572)	(2,143,977)			(2,143,977)
Vivus, Inc.*	(40,865)			(40,865)	(217,402)			(217,402)
XenoPort, Inc.*	(14,560)			(14,560)	(365,165)			(365,165)

					(6,945,822)			(6,945,822)	-0.2%

Real Estate
Consolidated-Tomoka Land Co.	(400)			(400)	(15,276)			(15,276)
Jones Lang LaSalle, Inc.	(33,256)			(33,256)	(921,191)			(921,191)
Stratus Properties, Inc.*	(5,043)			(5,043)	(62,836)			(62,836)
Tejon Ranch Co.*	(7,520)			(7,520)	(186,045)			(186,045)

					(1,185,348)			(1,185,348)	0.0%

Retailing
Abercrombie & Fitch Co., Class A	(80,700)			(80,700)	(1,861,749)			(1,861,749)
bebe stores, Inc.	(39,100)			(39,100)	(292,077)			(292,077)
Brown Shoe Co., Inc.	(17,312)			(17,312)	(146,633)			(146,633)
Charlotte Russe Holding, Inc.*	(5,310)			(5,310)	(34,462)			(34,462)
Coldwater Creek, Inc.*	(3,100)			(3,100)	(8,835)			(8,835)

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Group 1 Automotive, Inc.	(11,100)			(11,100)	(119,547)			(119,547)
J.C. Penney Co., Inc.	(81,600)			(81,600)	(1,607,520)			(1,607,520)
Macy’s, Inc.	(32,000)			(32,000)	(331,200)			(331,200)
OfficeMax, Inc.	(759)			(759)	(5,799)			(5,799)
Penske Automotive Group, Inc.	(44,800)			(44,800)	(344,064)			(344,064)
Sally Beauty Holdings, Inc.*	(2,600)			(2,600)	(14,794)			(14,794)
Shutterfly, Inc.*	(28,280)			(28,280)	(197,677)			(197,677)
Ulta Salon Cosmetics & Fragrance, Inc.*	(24,376)			(24,376)	(201,833)			(201,833)
Williams-Sonoma, Inc.	(23,280)			(23,280)	(182,981)			(182,981)
Winmark Corp.*	(943)			(943)	(10,835)			(10,835)
Zumiez, Inc.*	(7,235)			(7,235)	(53,901)			(53,901)

					(5,413,907)			(5,413,907)	-0.1%

Semiconductors & Semiconductor Equipment
Atheros Communications, Inc.*	(30,500)			(30,500)	(436,455)			(436,455)
Cavium Networks, Inc.*	(18,200)			(18,200)	(191,282)			(191,282)
FormFactor, Inc.*	(44,180)			(44,180)	(645,028)			(645,028)
Hittite Microwave Corp.*	(19,860)			(19,860)	(585,076)			(585,076)
Intersil Corp., Class A	(400)			(400)	(3,676)			(3,676)
KLA-Tencor Corp.	(62,833)			(62,833)	(1,369,131)			(1,369,131)
Lam Research Corp.*	(84,112)			(84,112)	(1,789,903)			(1,789,903)
Linear Technology Corp.	(50,319)			(50,319)	(1,113,056)			(1,113,056)
Mattson Technology, Inc.*	(5,900)			(5,900)	(8,319)			(8,319)
Microchip Technology, Inc.	(69,600)			(69,600)	(1,359,288)			(1,359,288)
Monolithic Power Systems, Inc.*	(1,180)			(1,180)	(14,880)			(14,880)
National Semiconductor Corp.	(131,900)			(131,900)	(1,328,233)			(1,328,233)
ON Semiconductor Corp.*	(7,600)			(7,600)	(25,840)			(25,840)
SRS Labs, Inc.*	(13,450)			(13,450)	(64,157)			(64,157)
Techwell, Inc.*	(400)			(400)	(2,600)			(2,600)
Tessera Technologies, Inc.*	(14,748)			(14,748)	(175,206)			(175,206)
Transcat, Inc.*	(100)			(100)	(780)			(780)
Varian Semiconductor Equipment Associates, Inc.*	(70,420)			(70,420)	(1,276,010)			(1,276,010)
Volterra Semiconductor Corp.*	(800)			(800)	(5,720)			(5,720)

					(10,394,640)			(10,394,640)	-0.3%

Software & Services
Bitstream, Inc., Class A*	(955)			(955)	(4,422)			(4,422)
Broadridge Financial Solutions, Inc.	(19,630)			(19,630)	(246,160)			(246,160)
Callidus Software, Inc.*	(18,887)			(18,887)	(56,472)			(56,472)
Cass Information Systems, Inc.	(4,347)			(4,347)	(132,410)			(132,410)
Cognizant Technology Solutions Corp., Class A*	(36,800)			(36,800)	(664,608)			(664,608)
Commvault Systems, Inc.*	(32,842)			(32,842)	(440,411)			(440,411)
comScore, Inc.*	(15,920)			(15,920)	(202,980)			(202,980)
Concur Technologies, Inc.*	(5,200)			(5,200)	(170,664)			(170,664)
DealerTrack Holdings, Inc.*	(41,884)			(41,884)	(498,001)			(498,001)
Double-Take Software, Inc.*	(11,500)			(11,500)	(103,155)			(103,155)
eLoyalty Corp.*	(5,690)			(5,690)	(14,737)			(14,737)
ExlService Holdings, Inc.*	(23,900)			(23,900)	(204,823)			(204,823)
FalconStor Software, Inc.*	(26,300)			(26,300)	(73,114)			(73,114)
Genpact Ltd.*	(59,100)			(59,100)	(485,802)			(485,802)
GSE Systems, Inc.*	(1,700)			(1,700)	(10,030)			(10,030)
Guidance Software, Inc.*	(7,600)			(7,600)	(31,008)			(31,008)
InfoSpace, Inc.	(36,423)			(36,423)	(274,994)			(274,994)
InsWeb Corp.*	(1,650)			(1,650)	(3,927)			(3,927)
Interactive Intelligence, Inc.*	(18,800)			(18,800)	(120,508)			(120,508)

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Internet Capital Group, Inc.*	(35,800)			(35,800)	(195,110)			(195,110)
Liquidity Services, Inc.*	(13,140)			(13,140)	(109,456)			(109,456)
Monotype Imaging Holdings, Inc.*	(7,361)			(7,361)	(42,694)			(42,694)
Onvia, Inc.*	(4,900)			(4,900)	(16,758)			(16,758)
Salesforce.com, Inc.*	(52,395)			(52,395)	(1,677,164)			(1,677,164)
StarTek, Inc.*	(1,745)			(1,745)	(7,765)			(7,765)
SupportSoft, Inc.*	(1,200)			(1,200)	(2,676)			(2,676)
Synchronoss Technologies, Inc.*	(100)			(100)	(1,066)			(1,066)
Take-Two Interactive Software, Inc.*	(10,120)			(10,120)	(76,507)			(76,507)
TheStreet.com, Inc.	(11,900)			(11,900)	(34,510)			(34,510)
Ultimate Software Group, Inc.*	(24,460)			(24,460)	(357,116)			(357,116)
VASCO Data Security International, Inc.*	(29,963)			(29,963)	(309,518)			(309,518)
VeriFone Holdings, Inc.*	(3,780)			(3,780)	(18,522)			(18,522)
Vocus, Inc.*	(16,772)			(16,772)	(305,418)			(305,418)

					(6,892,506)			(6,892,506)	-0.2%

Technology Hardware & Equipment
Acme Packet, Inc.*	(3,250)			(3,250)	(17,095)			(17,095)
Anixter International, Inc.*	(15,734)			(15,734)	(473,908)			(473,908)
Blue Coat Systems, Inc.*	(8,500)			(8,500)	(71,400)			(71,400)
Brightpoint, Inc.*	(8,659)			(8,659)	(37,667)			(37,667)
Ciena Corp.*	(81,620)			(81,620)	(546,854)			(546,854)
Cray, Inc.*	(1,848)			(1,848)	(3,844)			(3,844)
Daktronics, Inc.	(29,867)			(29,867)	(279,555)			(279,555)
DG FastChannel, Inc.*	(11,277)			(11,277)	(140,737)			(140,737)
Dolby Laboratories, Inc., Class A*	(15,600)			(15,600)	(511,056)			(511,056)
Endwave Corp.*	(4,400)			(4,400)	(10,560)			(10,560)
Globecomm Systems, Inc.*	(14,840)			(14,840)	(81,472)			(81,472)
Immersion Corp.*	(33,636)			(33,636)	(198,116)			(198,116)
Infinera Corp.*	(87,264)			(87,264)	(781,885)			(781,885)
Jabil Circuit, Inc.	(300)			(300)	(2,025)			(2,025)
JDS Uniphase Corp.*	(8,500)			(8,500)	(31,025)			(31,025)
Lexmark International, Inc., Class A*	(40,200)			(40,200)	(1,081,380)			(1,081,380)
Methode Electronics, Inc.	(1,010)			(1,010)	(6,807)			(6,807)
Nam Tai Electronics, Inc.	(50,101)			(50,101)	(275,555)			(275,555)
Netezza Corp.*	(35,750)			(35,750)	(237,380)			(237,380)
Newport Corp.*	(45,284)			(45,284)	(307,026)			(307,026)
Novatel Wireless, Inc.*	(27,230)			(27,230)	(126,347)			(126,347)
NumereX Corp., Class A*	(9,455)			(9,455)	(33,849)			(33,849)
Occam Networks, Inc.*	(8,339)			(8,339)	(20,014)			(20,014)
PC-Tel, Inc.	(5,800)			(5,800)	(38,106)			(38,106)
Plantronics, Inc.	(31,550)			(31,550)	(416,460)			(416,460)
Plexus Corp.*	(43,300)			(43,300)	(733,935)			(733,935)
Rackable Systems, Inc.*	(1,900)			(1,900)	(7,486)			(7,486)
Rimage Corp.*	(489)			(489)	(6,557)			(6,557)
Riverbed Technology, Inc.*	(54,600)			(54,600)	(621,894)			(621,894)
SanDisk Corp.*	(175,500)			(175,500)	(1,684,800)			(1,684,800)
Stratasys, Inc.*	(18,416)			(18,416)	(197,972)			(197,972)
Tech Data Corp.*	(49,028)			(49,028)	(874,660)			(874,660)
TransAct Technologies, Inc.*	(3,950)			(3,950)	(18,130)			(18,130)
USA Technologies, Inc.*	(960)			(960)	(2,074)			(2,074)
Video Display Corp.*	(9,109)			(9,109)	(73,054)			(73,054)
Western Digital Corp.*	(59,600)			(59,600)	(682,420)			(682,420)
X-Rite, Inc.*	(284)			(284)	(423)			(423)
Zebra Technologies Corp., Class A*	(19,470)			(19,470)	(394,462)			(394,462)

					(11,027,990)			(11,027,990)	-0.3%

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Telecommunication Services
Cbeyond, Inc.*	(26,920)			(26,920)	(430,182)			(430,182)
Global Crossing Ltd.*	(1,580)			(1,580)	(12,545)			(12,545)
iPCS, Inc.*	(429)			(429)	(2,943)			(2,943)
MetroPCS Communications, Inc.*	(19,790)			(19,790)	(293,881)			(293,881)
NTELOS Holdings Corp.	(31,900)			(31,900)	(786,654)			(786,654)
SBA Communications Corp., Class A*	(41,600)			(41,600)	(678,912)			(678,912)
Windstream Corp.	(56,500)			(56,500)	(519,800)			(519,800)

					(2,724,917)			(2,724,917)	-0.1%

Transportation
Copa Holdings S.A., Class A	(24,209)			(24,209)	(734,017)			(734,017)
Expeditors International of Washington, Inc.	(6,910)			(6,910)	(229,896)			(229,896)
Frozen Food Express Industries, Inc.	(7,400)			(7,400)	(42,032)			(42,032)
Hertz Global Holdings, Inc.*	(42,092)			(42,092)	(213,406)			(213,406)
JetBlue Airways Corp.*	(63,730)			(63,730)	(452,483)			(452,483)
P.A.M. Transportation Services, Inc.*	(700)			(700)	(4,900)			(4,900)

					(1,676,734)			(1,676,734)	0.0%

Utilities
Dynegy, Inc., Class A*	(16,626)			(16,626)	(33,252)			(33,252)
Energen Corp.	(49,200)			(49,200)	(1,443,036)			(1,443,036)
Equitable Resources, Inc.	(60,534)			(60,534)	(2,030,916)			(2,030,916)
ITC Holdings Corp.	(24,380)			(24,380)	(1,064,918)			(1,064,918)
Laclede Group, Inc.	(1,160)			(1,160)	(54,334)			(54,334)
Otter Tail Corp.	(7,500)			(7,500)	(174,975)			(174,975)

					(4,801,431)			(4,801,431)	-0.1%

Total Securities Sold Short					(165,045,594)			(165,045,594)	-4.1%

(Proceeds Received $186,440,578)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities
Access Group, Inc.,
Series 2008-1 A
4.835%, 10/25/25(l)		21,600,000		21,600,000		19,862,755		19,862,755
ACE Securities Corp.,
Series 2006-NC3 A2A
0.521%, 12/25/36(b)(l)		41,203		41,203		37,670		37,670
Series 2007-ASP2 A2A
0.561%, 6/25/37(b)(l)		686,126		686,126		600,110		600,110
Aegis Asset Backed Securities Trust,
Series 2006-1 A1
0.551%, 1/25/37(b)(l)			3,425,326	3,425,326			3,209,717	3,209,717
American Express Credit Account Master Trust,
Series 2006-A A
1.185%, 8/15/11(l)§		6,900,000		6,900,000		6,888,529		6,888,529
AmeriCredit Automobile Receivables Trust,
Series 2005-DA A3
4.870%, 12/6/10			2,076,754	2,076,754			2,032,635	2,032,635
Amortizing Residential Collateral Trust,
Series 2002-BC4 A

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
0.761%, 7/25/32(b)(l)		1,269		1,269		811		811
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-2 M1F
6.745%, 6/25/28(b)(l)†			37,883	37,883			30,224	30,224
Argent Securities, Inc.,
Series 2006-M3 A2A
0.521%, 10/25/36(b)(l)		63,305		63,305		60,406		60,406
Asset Backed Funding Certificates,
Series 2001-AQ1 M1
6.863%, 5/20/32(b)(l)†			59,983	59,983			29,314	29,314
Series 2004-OPT5 A1
0.821%, 6/25/34(b)(l)		258,634		258,634		133,099		133,099
Series 2006-OPT3 A3A
0.531%, 11/25/36(b)(l)		24,650		24,650		23,246		23,246
Banc of America Securities Auto Trust,
Series 2006-G1 A3
5.180%, 6/18/10			8,093,518	8,093,518			8,055,164	8,055,164
Bank of America Credit Card Trust,
Series 2008- A1 A1
1.775%, 4/15/13(l)		7,700,000		7,700,000		6,994,616		6,994,616
Series 2008-A5 A5
2.395%, 12/16/13(l)		17,100,000		17,100,000		15,200,749		15,200,749
Series 2008-A7 A7
1.895%, 12/15/14(l)		19,000,000		19,000,000		15,804,475		15,804,475
Bank One Issuance Trust,
Series 2004-A5 A5
1.325%, 3/15/14(l)		2,000,000		2,000,000		1,731,590		1,731,590
Bear Stearns Asset Backed Securities Trust,
Series 2002-2 A1
1.131%, 10/25/32(b)(l)		13,124		13,124		7,756		7,756
Series 2005-4 A								-
0.801%, 1/25/36(b)(l)		10,759		10,759		9,804		9,804
Capital Auto Receivables Asset Trust,
Series 2004-2 C
4.160%, 1/15/10			3,665,000	3,665,000			3,616,337	3,616,337
Series 2008-2 A3B
2.645%, 10/15/12(l)		5,900,000		5,900,000		5,256,236		5,256,236
Carrington Mortgage Loan Trust,
Series 2006-NC5 A1
0.521%, 1/25/37(b)(l)		653,236		653,236		605,167		605,167
CenterPoint Energy Transition Bond Co., LLC,
Series 2005-A A2
4.970%, 8/1/14			21,025,000	21,025,000			20,620,479	20,620,479
Centex Home Equity,
Series 2004-D MV3
1.471%, 9/25/34(b)(l)†			132,627	132,627			39,788	39,788
Chase Credit Card Master Trust,
Series 2002-3 A
1.365%, 9/15/11(l)		5,300,000		5,300,000		5,206,854		5,206,854
Chase Issuance Trust,
Series 2005-A7 A7
4.550%, 3/15/13			20,600,000	20,600,000			19,602,902	19,602,902
Series 2006-A4 A4
1.215%, 10/15/13(l)		2,175,000		2,175,000		1,867,842		1,867,842
Series 2007-A1 A1

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
1.215%, 3/15/13(l)		13,400,000		13,400,000		11,909,501		11,909,501
Series 2008-A7 A7
1.845%, 11/15/11(l)		19,300,000		19,300,000		18,476,367		18,476,367
Chase Manhattan Auto Owner Trust,
Series 2005-B A4
4.880%, 6/15/12			5,880,145	5,880,145			5,855,446	5,855,446
Citibank Omni Master Trust,
Series 2008-A9A A9
0.561%, 3/20/13(l)§		8,000,000		8,000,000		7,925,405		7,925,405
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL3 A3A
0.531%, 7/25/45(b)(l)		1,776,316		1,776,316		1,374,720		1,374,720
Series 2007-AMC2 A3A
0.551%, 1/25/37(l)		593,586		593,586		490,126		490,126
Series 2007-AMC4 A2A
0.531%, 5/25/37(b)(l)		1,768,250		1,768,250		1,418,496		1,418,496
CNH Equipment Trust,
Series 2006-A A3
5.200%, 8/16/10			4,195,338	4,195,338			4,186,045	4,186,045
Countrywide Asset-Backed Certificates,
Series 2006-11 3AV1
0.531%, 9/25/46(b)(l)		9,840		9,840		9,702		9,702
Series 2006-15 A1
0.581%, 10/25/46(b)(l)		100,417		100,417		92,689		92,689
Series 2006-18 2A1
0.521%, 3/25/37(b)(l)		250,935		250,935		240,898		240,898
Series 2006-6 2A2
0.651%, 9/25/36(b)(l)		1,642,873		1,642,873		1,303,625		1,303,625
Series 2006-20 2A1
0.521%, 4/25/47(b)(l)			4,833,423	4,833,423			4,565,125	4,565,125
Series 2006-21 2A1
0.521%, 5/25/37(b)(l)		35,655		35,655		33,214		33,214
Series 2006-22 2A1
0.521%, 5/25/47(b)(l)		41,964		41,964		38,813		38,813
Series 2006-23 2A1
0.521%, 5/25/37(b)(l)		687,427		687,427		639,722		639,722
Series 2006-24 2A1
0.521%, 6/25/47(b)(l)		804,209		804,209		737,181		737,181
Series 2006-8 2A1
0.501%, 1/25/46(b)(l)		16,416		16,416		16,246		16,246
Series 2007-6 2A1
0.571%, 9/25/37(b)(l)		495,312		495,312		433,616		433,616
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB6 A1
0.591%, 7/25/37(b)(l)§		2,175,984		2,175,984		1,970,832		1,970,832
Daimler Chrysler Auto Trust,
Series 2006-B A3
5.330%, 8/8/10			3,252,410	3,252,410			3,229,429	3,229,429
Series 2006-C A3
5.020%, 7/8/10			5,903,019	5,903,019			5,871,152	5,871,152
Series 2006-C A4
4.980%, 11/8/11			18,087,000	18,087,000			17,289,579	17,289,579
Series 2008-B A3B
3.356%, 9/10/12(l)		600,000		600,000		532,960		532,960
DVI Receivables Corp.,

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Series 2003-1 D1
3.389%, 3/14/11(l)†			160,268	160,268
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15 A3
0.521%, 11/25/36(b)(l)		843,438		843,438		763,204		763,204
Series 2006-FF16 2A1
0.521%, 12/25/36(b)(l)		15,955		15,955		15,467		15,467
First NLC Trust,
Series 2007-1 A1
0.541%, 8/25/37(b)(l)§		1,699,750		1,699,750		1,407,085		1,407,085
Ford Credit Auto Owner Trust,
Series 2006-C A4A
5.150%, 2/15/12			14,995,000	14,995,000			14,279,539	14,279,539
Series 2008-A A2
1.795%, 7/15/10(l)		4,873,010		4,873,010		4,757,057		4,757,057
Series 2008-A A3A
3.960%, 4/15/12			25,225,000	25,225,000			23,547,439	23,547,439
Fremont Home Loan Trust,
Series 2006-C 2A1
0.521%, 10/25/36(b)(l)		30,454		30,454		27,641		27,641
Series 2006-E 2A1
0.531%, 1/25/37(b)(l)		97,113		97,113		75,695		75,695
GCO Slims Trust,
Series 2006-1A
5.720%, 3/1/22(b)§†			6,969,660	6,969,660			6,063,604	6,063,604
GSAA Home Equity Trust,
Series 2007-6 A4
0.771%, 5/25/47(l)		700,000		700,000		141,393		141,393
GSAMP Trust,
Series 2006-HE7 A2A
0.511%, 10/25/46(b)(l)		27,091		27,091		25,479		25,479
Series 2006-S6 A1A
0.541%, 10/25/36(b)(l)		3,955		3,955		3,555		3,555
Harley-Davidson Motorcycle Trust,
Series 2006-2 A2
5.350%, 3/15/13			19,701,675	19,701,675			19,170,433	19,170,433
HFC Household Home Equity Loan Trust,
Series 2006-4 A1V
0.578%, 3/20/36(b)(l)		325,017		325,017		310,369		310,369
Household Automotive Trust,
Series 2005-2 A3
4.370%, 5/17/10			175,785	175,785			175,246	175,246
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 2A1
0.521%, 10/25/36(b)(l)		42,326		42,326		36,515		36,515
Series 2006-HE2 2A1
0.521%, 12/25/36(b)(l)		697,060		697,060		618,742		618,742
Series 2007-WF1 2A1
0.531%, 5/25/37(b)(l)		1,414,700		1,414,700		1,311,525		1,311,525
Indymac Residential Asset Backed Trust,
Series 2006-D 2A1
0.521%, 11/25/36(b)(l)		17,749		17,749		17,442		17,442
Series 2006-E 2A1
0.531%, 4/25/37(b)(l)		488,845		488,845		457,498		457,498
Series 2007-A 2A1

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
0.601%, 4/25/47(b)(l)		1,150,784		1,150,784		1,038,671		1,038,671
Series 2007-B 2A1
0.551%, 7/25/37(b)(l)		619,695		619,695		548,262		548,262
JP Morgan Mortgage Acquisition Corp.,
Series 2006-CH1 A2
0.521%, 7/25/36(b)(l)		48,059		48,059		44,026		44,026
Series 2006-CW2 AV2
0.511%, 8/25/36(b)(l)		8,926		8,926		8,689		8,689
Series 2006-HE3 A2
1.465%, 11/25/36(b)(l)		21,655		21,655		20,010		20,010
Series 2006-WMC3 A2
0.521%, 8/25/36(b)(l)		76,601		76,601		71,199		71,199
Series 2007-CH4 A2
0.531%, 5/25/37(b)(l)		950,326		950,326		743,636		743,636
Lehman ABS Manufactured Housing Contract,
Series 2002-A A
1.645%, 6/15/33(l)			34,557	34,557			25,886	25,886
Lehman ABS Mortgage Loan Trust,
Series 2007-1 2A1
0.561%, 6/25/37(b)(l)§		585,090		585,090		553,224		553,224
Lehman XS Trust,
Series 2006-16N A1A
0.551%, 11/25/46(b)(l)		193,209		193,209		178,868		178,868
Series 2006-4N A1A
1.475%, 4/25/46(l)		6,401		6,401		6,401		6,401
Series 2006-9 A1A
0.541%, 5/25/46(l)		26,656		26,656		25,735		25,735
Long Beach Mortgage Loan Trust,
Series 2005-WL2 3A1
0.651%, 8/25/35(b)(l)		12,263		12,263		11,586		11,586
Series 2006-10 2A1
0.511%, 11/25/36(b)(l)		24,826		24,826		23,380		23,380
Morgan Stanley ABS Capital I,
Series 2004-HE4 M3
1.971%, 5/25/34(b)(l)†			51,918	51,918			4,673	4,673
MASTR Asset Backed Securities Trust,
Series 2006-HE5 A1
0.531%, 11/25/36(b)(l)		546,067		546,067		509,904		509,904
Series 2007-HE1 A1
0.551%, 5/25/37(b)(l)		1,226,815		1,226,815		1,030,469		1,030,469
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4 2A1
0.531%, 7/25/37(b)(l)		1,393,589		1,393,589		1,260,478		1,260,478
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-AHL1 A2A
0.521%, 5/25/37(b)(l)		47,547		47,547		45,791		45,791
Series 2006-FF1 A2A
0.541%, 8/25/36(b)(l)		189,458		189,458		178,481		178,481
Series 2006-MLN1 A2A
0.541%, 7/25/37(b)(l)		75,096		75,096		70,819		70,819
Series 2006-RM3 A2A
0.501%, 6/25/37(b)(l)		6,135		6,135		6,048		6,048
Morgan Stanley Capital, Inc.,
Series 2006-HE7 A2A
0.521%, 9/25/36(b)(l)		64,597		64,597		60,898		60,898

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Series 2006-HE8 A2A
0.521%, 10/25/36(b)(l)		42,643		42,643		40,408		40,408
Series 2006-NC5 A2A
0.511%, 10/25/36(b)(l)		84,496		84,496		79,294		79,294
Series 2006-WMC2 A2A
0.511%, 7/25/36(b)(l)		34,504		34,504		34,133		34,133
Series 2007-HE6 A1
0.531%, 5/25/37(b)(l)		1,049,078		1,049,078		930,588		930,588
Series 2007-NC3 A2A
0.531%, 5/25/37(b)(l)		1,048,643		1,048,643		932,039		932,039
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
0.521%, 11/25/36(b)(l)		24,548		24,548		23,272		23,272
Nationstar Home Equity Loan Trust,
Series 2007-C 2AV1
0.531%, 6/25/37(b)(l)		1,347,600		1,347,600		1,243,583		1,243,583
Nissan Auto Receivables Owner Trust,
Series 2006-B A3
5.160%, 2/15/10			1,366,613	1,366,613			1,365,661	1,365,661
Series 2006-C A4
5.450%, 6/15/12			14,505,000	14,505,000			14,280,516	14,280,516
Series 2008-A A3
3.890%, 8/15/11			22,100,000	22,100,000			21,299,806	21,299,806
Nomura Asset Acceptance Corp.,
Series 2006-S1 A1
0.611%, 1/25/36(b)(l)§		13,075		13,075		10,672		10,672
Park Place Securities, Inc.,
Series 2005-WCW1 A1B
0.731%, 9/25/35(b)(l)		15,413		15,413		10,700		10,700
PECO Energy Transition Trust,
Series 2000-A A4
7.650%, 3/1/10			10,000,000	10,000,000			10,225,720	10,225,720
RAAC Series,
Series 2007-SP2 A2
0.871%, 6/25/47(l)		600,000		600,000		336,566		336,566
Residential Asset Mortgage Products, Inc.,
Series 2006-RS6 A1
0.541%, 11/25/36(b)(l)		2,006		2,006		1,986		1,986
Residential Asset Securities Corp.,
Series 2006-KS9 AI1
0.541%, 11/25/36(b)(l)		116,194		116,194		111,405		111,405
Series 2007-KS3 AI1
0.581%, 4/25/37(b)(l)		602,273		602,273		534,674		534,674
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3 A2A
0.521%, 9/25/36(b)(l)		21,317		21,317		20,188		20,188
Series 2007-BR5 A2A
0.601%, 5/25/37(b)(l)		1,830,078		1,830,078		1,224,940		1,224,940
Series 2007-HE1 A2A
0.531%, 12/25/36(b)(l)		978,982		978,982		814,505		814,505
SLC Student Loan Trust,
Series 2007-1 A1
2.129%, 2/15/15(l)		1,009,574		1,009,574		989,517		989,517
SLM Student Loan Trust,
Series 2005-8 A4

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
4.285%, 1/25/28(l)			34,225,000	34,225,000			24,642,000	24,642,000
Series 2006-5 A2
3.525%, 7/25/17(l)		320,244		320,244		310,582		310,582
Series 2006-9 A2
3.535%, 4/25/17(l)		1,216,863		1,216,863		1,191,925		1,191,925
Series 2007-2 A1
3.515%, 4/25/14(l)		1,445,752		1,445,752		1,405,634		1,405,634
Series 2007-3 A3
3.575%, 4/25/19(l)		8,700,000		8,700,000		6,783,079		6,783,079
Series 2008-2 A2
3.985%, 1/25/17(l)		7,700,000		7,700,000		6,789,530		6,789,530
Series 2008-9 A
5.035%, 4/25/23(l)		23,600,000		23,600,000		22,118,387		22,118,387
Soundview Home Equity Loan Trust,
Series 2006-EQ1 A1
0.521%, 10/25/36(b)(l)		99		99		98		98
Series 2006-WF1 A1A
0.571%, 10/25/36(b)(l)		5,795		5,795		5,696		5,696
Structured Asset Investment Loan Trust,
Series 2006-4 A3
0.521%, 7/25/36(b)(l)		23,334		23,334		21,415		21,415
Structured Asset Securities Corp.,
Series 2002-HF1 A
0.761%, 1/25/33(b)(l)		2,155		2,155		1,622		1,622
Series 2005-7XS 2A1A
4.900%, 4/25/35(b)(l)		169,383		169,383		82,992		82,992
Series 2006-BC3 A2
0.521%, 10/25/36(b)(l)		122,444		122,444		113,180		113,180
Series 2006-OPT1 A3
0.581%, 4/25/36(b)(l)		697,028		697,028		674,007		674,007
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5 2A1
0.531%, 10/25/36(b)(l)		1,064,088		1,064,088		920,904		920,904
Wells Fargo Home Equity Trust,
Series 2006-3 A1
0.521%, 1/25/37(b)(l)		308,424		308,424		296,763		296,763
World Omni Auto Receivables Trust,
Series 2005-A A4
3.820%, 11/14/11			9,211,770	9,211,770			9,066,431	9,066,431
Series 2007-A A3
5.230%, 2/15/11			10,240,762	10,240,762			10,210,377	10,210,377

						192,395,354	252,590,667	444,986,021	11.1%

Non-Agency CMO
American Home Mortgage Assets,
Series 2006-1 2A1
0.661%, 5/25/46(l)		11,576,685		11,576,685		4,550,666		4,550,666
Banc of America Commercial Mortgage, Inc.,
Series 2004-2 A3
4.050%, 11/10/38			17,826,000	17,826,000			16,914,441	16,914,441
Series 2006-3 A4
5.889%, 7/10/44(l)		5,900,000		5,900,000		4,808,204		4,808,204
Series 2007-3 A4
5.658%, 6/10/49(l)		1,400,000		1,400,000		1,023,923		1,023,923
Series 2007-4 A4
5.745%, 2/10/51(l)		1,400,000		1,400,000		1,008,753		1,008,753

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Banc of America Funding Corp.,
Series 2004-B 5A1
5.222%, 11/20/34(l)			18,631,354	18,631,354			9,873,314	9,873,314
Series 2006-A 1A1
4.622%, 2/20/36(l)		1,125,718		1,125,718		957,886		957,886
Series 2006-J 4A1
6.124%, 1/20/47(l)		792,681		792,681		426,071		426,071
Banc of America Mortgage Securities, Inc.,
Series 2003-I 1A1
5.476%, 10/25/33(l)			16,911	16,911			15,820	15,820
Series 2004-C 2A1
3.695%, 4/25/34(l)			6,690,704	6,690,704			5,034,128	5,034,128
Series 2004-1 5A1
6.500%, 9/25/33		50,055		50,055		47,975		47,975
BCAP LLC Trust,
Series 2006-AA2 A1
0.641%, 1/25/37(l)		1,680,447		1,680,447		686,310		686,310
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2
6.079%, 2/25/33(l)		30,270		30,270		25,473		25,473
Series 2003-3 3A2
4.484%, 5/25/33(l)		277,801		277,801		249,051		249,051
Series 2003-8 2A1
5.451%, 1/25/34(l)		16,113		16,113		11,292		11,292
Series 2003-8 4A1
5.176%, 1/25/34(l)		36,717		36,717		23,357		23,357
Series 2004-10 21A1
4.853%, 1/25/35(l)		5,436,492		5,436,492		3,706,758		3,706,758
Series 2005-2 A1
4.125%, 3/25/35(l)		282,111		282,111		238,784		238,784
Series 2005-2 A2
4.125%, 3/25/35(l)		126,219		126,219		98,295		98,295
Series 2005-5 A1
3.490%, 8/25/35(l)		85,732		85,732		71,901		71,901
Series 2005-5 A2
4.550%, 8/25/35(l)		1,566,521		1,566,521		1,285,441		1,285,441
Series 2005-11 2A1
4.759%, 12/25/35(l)			16,661,333	16,661,333			11,632,223	11,632,223
Series 2007-3 1A1
5.472%, 5/25/47(l)		12,925,619		12,925,619		7,477,279		7,477,279
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
5.495%, 9/25/35(l)		3,479,951		3,479,951		1,618,489		1,618,489
Series 2006-7 1A2
0.691%, 12/25/46(l)		354,014		354,014		68,985		68,985
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 1998-C1 A2
6.440%, 6/16/30		5,505		5,505		5,486		5,486
Chase Commercial Mortgage Securities Corp.,
Series 2000-1 A2
7.757%, 4/15/32^			10,228,615	10,228,615			10,237,279	10,237,279
Chase Manhattan Bank-First Union National Bank,
Series 1999-1 A2
7.439%, 8/15/31(l)			16,022,104	16,022,104			15,982,852	15,982,852
Chevy Chase Mortgage Funding Corp.,

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Series 2007-2A A1
0.601%, 5/25/48(l)§		2,176,505		2,176,505		896,870		896,870
Citigroup Commercial Mortgage Trust,
Series 2006-FL2 A1
1.265%, 8/15/21(l)§		2,105		2,105		1,824		1,824
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A
4.900%, 12/25/35(l)		101,058		101,058		81,079		81,079
Series 2005-11 A2A
4.700%, 12/25/35(l)		1,516,002		1,516,002		1,099,594		1,099,594
Series 2005-12 2A1
1.271%, 8/25/35(l)§		931,274		931,274		764,476		764,476
Series 2005-6 A1
4.050%, 8/25/35(l)		116,871		116,871		87,952		87,952
Series 2005-6 A2
4.248%, 8/25/35(l)		547,933		547,933		447,611		447,611
Series 2005-6 A3
4.098%, 8/25/35(l)		78,518		78,518		66,639		66,639
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48		4,000,000		4,000,000		3,185,867		3,185,867
Citimortgage Alternative Loan Trust,
Series 2007-A6 1A5
6.000%, 6/25/37		1,820,200		1,820,200		1,492,278		1,492,278
Commercial Mortgage Acceptance Corp.,
Series 1999-C1 A2
7.030%, 6/15/31			3,040,018	3,040,018			3,028,793	3,028,793
Countrywide Alternative Loan Trust,
Series 2003-J1 4A1
6.000%, 10/25/32		4,368		4,368		3,891		3,891
Series 2005-61 2A1
0.751%, 12/25/35(l)		42,895		42,895		19,356		19,356
Series 2005-62 2A1
3.256%, 12/25/35(l)		422,716		422,716		181,081		181,081
Series 2006-41CB 1A9
6.000%, 1/25/37		1,051,968		1,051,968		566,420		566,420
Series 2006-OA12 A1A
0.588%, 9/20/46(l)		90,210		90,210		88,137		88,137
Series 2006-OA22 A1
0.631%, 2/25/47(l)		1,056,095		1,056,095		431,925		431,925
Series 2006-OC9 A1
0.546%, 12/25/36(l)			5,217,613	5,217,613			4,743,302	4,743,302
Series 2007-2CB 1A1
5.750%, 3/25/37			11,669,131	11,669,131			9,573,089	9,573,089
Series 2007-OA7 A1A
0.651%, 5/25/47(l)		238,850		238,850		98,055		98,055
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2002-30 M
5.310%, 10/19/32(l)		8,013		8,013		6,694		6,694
Series 2003-HYB3 7A1
3.779%, 11/19/33(l)		105,409		105,409		85,867		85,867
Series 2005-25 A11
5.500%, 11/25/35		1,272,331		1,272,331		988,433		988,433
Series 2005-3 1A2
0.761%, 4/25/35(l)		431,182		431,182		211,236		211,236

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Series 2005-R2 1AF1
0.811%, 6/25/35(l)§		201,504		201,504		136,740		136,740
Credit Suisse Mortgage Capital Certificates,
Series 2006-2 5A6
6.000%, 3/25/36			17,890,031	17,890,031			13,613,886	13,613,886
Series 2006-C3 A2
4.991%, 6/15/38			11,715,150	11,715,150			11,156,616	11,156,616
CS First Boston Mortgage Securities Corp.,
Series 1999-C1 A2
7.290%, 9/15/41			7,889,349	7,889,349			7,883,044	7,883,044
Series 2000-C1 A2
7.545%, 4/15/62			11,459,721	11,459,721			11,472,850	11,472,850
Series 2002-P1A A
4.556%, 3/25/32(l)§		2,625		2,625		1,942		1,942
Series 2005-C6 A1
4.938%, 12/15/40		83,042		83,042		81,302		81,302
Deutsche ALT-A Securities, Inc.,
Series 2003-3 3A1
5.000%, 10/25/18		1,106,661		1,106,661		1,034,055		1,034,055
Series 2005-AR2 7A1
5.587%, 10/25/35(l)		471,038		471,038		240,025		240,025
Series 2006-AB4 A1B1
0.571%, 10/25/36(l)		46,177		46,177		42,861		42,861
Series 2007-1 1A1
0.561%, 8/25/37(l)		1,517,027		1,517,027		1,447,530		1,447,530
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1 A1B
7.180%, 11/10/33			14,824,687	14,824,687			14,764,205	14,764,205
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
4.744%, 6/25/34(l)		283,340		283,340		156,586		156,586
First Horizon Mortgage Pass-Through Trust,
Series 2003-AR4 2A1
4.741%, 12/25/33(l)			8,808,276	8,808,276			7,118,556	7,118,556
Series 2005-AR3 2A1
5.354%, 8/25/35(l)		621,365		621,365		439,883		439,883
First Union National Bank Commercial Mortgage Trust,
Series 2000-C2 A2
7.202%, 10/15/32			15,680,936	15,680,936			15,754,009	15,754,009
Series 2001-C2 A2
6.663%, 1/12/43			11,581,374	11,581,374			11,382,673	11,382,673
GE Capital Commercial Mortgage Corp.,
Series 2001-2 A2
5.850%, 8/11/33			4,695,268	4,695,268			4,622,648	4,622,648
GMAC Commercial Mortgage Securities, Inc.,
Series 1999-C3 A2
7.179%, 8/15/36(l)			12,758,844	12,758,844			12,715,485	12,715,485
Series 2006-C1 A4
5.238%, 11/10/45(l)		5,900,000		5,900,000		4,701,574		4,701,574
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.741%, 11/25/45(l)		75,332		75,332		34,693		34,693
Series 2006-AR6 A1A
0.551%, 10/25/46(l)		115,737		115,737		92,905		92,905
Greenwich Capital Commercial Funding Corp.,

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Series 2004-GG1 A4
4.755%, 6/10/36			7,325,000	7,325,000			7,110,023	7,110,023
Series 2007-GG9 A4
5.444%, 3/10/39		11,800,000		11,800,000		8,981,356		8,981,356
GS Mortgage Securities Corp. II,
Series 2005-GG4 A1P
5.285%, 7/10/39			5,887,112	5,887,112			5,603,554	5,603,554
Series 2007-EOP A1
1.966%, 3/6/20(l)§		757,261		757,261		557,066		557,066
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.540%, 9/25/35(l)		386,178		386,178		284,664		284,664
Harborview Mortgage Loan Trust,
Series 2005-2 2A1A
0.801%, 5/19/35(l)		49,227		49,227		22,928		22,928
Series 2006-1 2A1A
0.821%, 3/19/36(l)(m)		367,429		367,429		156,280		156,280
Series 2006-12 2A11
0.671%, 1/19/38(l)		95,438		95,438		85,442		85,442
Impac Secured Assets Corp.,
Series 2006-4 A2A
0.551%, 1/25/37(b)(l)		64,593		64,593		60,011		60,011
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A
5.055%, 12/25/34(l)		342,779		342,779		235,027		235,027
Series 2006-AR14 1A1A
0.561%, 11/25/46(l)		87,799		87,799		79,954		79,954
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC A3
6.260%, 3/15/33			10,729,696	10,729,696			10,487,323	10,487,323
Series 2007-CB20 A4
5.794%, 2/12/51(l)		1,900,000		1,900,000		1,380,662		1,380,662
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
5.024%, 2/25/35(l)		2,195,568		2,195,568		1,647,245		1,647,245
Series 2007-A1 2A1
4.740%, 7/25/35(l)			20,006,382	20,006,382			15,992,043	15,992,043
Series 2007-A1 5A1
4.767%, 7/25/35(l)			18,664,269	18,664,269			13,099,004	13,099,004
LB Commercial Conduit Mortgage Trust,
Series 1999-C1 A2
6.780%, 6/15/31			16,930,785	16,930,785			16,867,486	16,867,486
LB-UBS Commercial Mortgage Trust,
Series 2000-C3 B
7.950%, 3/15/32(l)			12,000,000	12,000,000			12,061,637	12,061,637
Series 2001-C3 A2
6.365%, 12/15/28			14,090,000	14,090,000			13,708,747	13,708,747
Series 2005-C2 A2
4.821%, 4/15/30			19,421,815	19,421,815			18,441,467	18,441,467
Lehman XS Trust,
Series 2006-10N 1A1A
0.551%, 7/25/46(l)		47,461		47,461		46,709		46,709
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A4
3.788%, 11/21/34(l)		260,188		260,188		252,499		252,499

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Series 2004-13 3A7
3.788%, 11/21/34(l)		200,000		200,000		128,004		128,004
Series 2007-3 22A1
0.581%, 5/25/47(l)		180,024		180,024		172,692		172,692
MASTR Asset Securitization Trust,
Series 2006-1 4A1
5.750%, 2/25/21			14,037,808	14,037,808			12,280,270	12,280,270
Mellon Residential Funding Corp.,
Series 2000-TBC3 A1
1.635%, 12/15/30(l)		54,763		54,763		43,636		43,636
Series 2001-TBC1 A1
1.545%, 11/15/31(l)		205,920		205,920		157,319		157,319
Merrill Lynch Floating Trust,
Series 2006-1 A1
1.265%, 6/15/22(l)§		72,015		72,015		54,627		54,627
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10 A
0.681%, 2/25/36(l)		1,532,262		1,532,262		815,196		815,196
MLCC Mortgage Investors, Inc.,
Series 2005-2 1A
3.819%, 10/25/35(l)		3,542,834		3,542,834		2,696,096		2,696,096
Series 2005-2 2A
4.250%, 10/25/35(l)		2,851,082		2,851,082		2,266,942		2,266,942
Series 2005-2 3A
2.395%, 10/25/35(l)		396,680		396,680		294,534		294,534
Series 2005-3 4A
0.721%, 11/25/35(l)		305,351		305,351		218,734		218,734
Series 2005-3 5A
0.721%, 11/25/35(l)		332,558		332,558		229,588		229,588
Morgan Stanley Capital I, Inc.,
Series 2007-HQ13 A1
5.357%, 12/15/44			19,535,745	19,535,745			18,125,169	18,125,169
Nomura Asset Securities Corp.,
Series 1998-D6 A1B
6.590%, 3/15/30			641,918	641,918			641,025	641,025
Paine Webber Mortgage Acceptance Corp.,
Series 1999-C1 A2
6.820%, 6/15/32			1,137,712	1,137,712			1,133,359	1,133,359
Permanent Financing plc,
Series 4 3A
2.329%, 3/10/24(l)†			10,000,000	10,000,000			9,762,500	9,762,500
PNC Mortgage Acceptance Corp.,
Series 1999-CM1 A1B
7.330%, 12/10/32(l)			7,976,131	7,976,131			7,977,869	7,977,869
Residential Accredit Loans, Inc.,
Series 2004-QS13 CB
5.000%, 9/25/19			19,514,464	19,514,464			17,099,549	17,099,549
Series 2005-QO1 A1
0.771%, 8/25/35(l)		84,413		84,413		41,028		41,028
Residential Asset Securitization Trust,
Series 2006-A8 2A4
6.500%, 8/25/36		1,000,000		1,000,000		295,976		295,976
Residential Funding Mortgage Securities I, Inc.,
Series 2005-SA2 1A
5.212%, 6/25/35(l)			8,346,520	8,346,520			5,437,875	5,437,875

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Series 2005-SA5 2A
5.330%, 11/25/35(l)			12,531,497	12,531,497			9,161,629	9,161,629
Securitized Asset Sales, Inc.,
Series 1993-6 A5
5.759%, 11/26/23(l)		4,615		4,615		4,026		4,026
Sequoia Mortgage Trust,
Series 10 2A1
0.888%, 10/20/27(l)		25,887		25,887		19,810		19,810
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
5.365%, 2/25/34(l)		232,600		232,600		144,466		144,466
Series 2004-19 2A1
3.453%, 1/25/35(l)		65,547		65,547		30,262		30,262
Series 2005-17 3A1
5.528%, 8/25/35(l)		319,254		319,254		164,239		164,239
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5 1A1
0.911%, 10/19/34(l)		122,211		122,211		64,062		64,062
Series 2005-AR5 A1
0.831%, 7/19/35(l)		238,153		238,153		103,076		103,076
Series 2005-AR5 A2
0.831%, 7/19/35(l)		537,515		537,515		404,008		404,008
Series 2005-AR5 A3
0.831%, 7/19/35(l)		1,057,265		1,057,265		713,535		713,535
Series 2006-AR4 2A1
0.661%, 6/25/36(l)		96,827		96,827		40,392		40,392
Series 2006-AR5 1A1
0.681%, 5/25/46(l)		2,829,226		2,829,226		1,198,651		1,198,651
Series 2006-AR7 A8
0.541%, 8/25/36(l)		135,829		135,829		127,972		127,972
Series 2007-AR3 1A1
0.571%, 9/25/47(l)		880,128		880,128		811,789		811,789
Structured Asset Securities Corp.,
Series 2006-11 A1
5.048%, 10/25/35(l)§		157,089		157,089		113,765		113,765
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-2 3A3
5.711%, 4/25/37(l)			17,719,969	17,719,969			10,815,922	10,815,922
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4 A1
5.683%, 8/15/39(l)			16,659,938	16,659,938			15,696,764	15,696,764
TBW Mortgage Backed Pass Through Certificates,
Series 2006-4 A1B
0.571%, 9/25/36(l)		10,162		10,162		9,800		9,800
Series 2006-6 A1
0.581%, 1/25/37(l)		61,873		61,873		57,483		57,483
Thornburg Mortgage Securities Trust,
Series 2006-5 A1
0.591%, 9/25/46(l)		807,350		807,350		669,012		669,012
Series 2007-1 A3A
0.571%, 3/25/37(l)		4,406,589		4,406,589		3,605,650		3,605,650
Series 2007-2 A2A
1.525%, 6/25/37(l)		3,012,153		3,012,153		2,462,189		2,462,189
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23 A1

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
5.203%, 1/15/45			13,395,976	13,395,976			12,975,941	12,975,941
Series 2006-WL7A A1
1.285%, 9/15/21(l)§		3,156,345		3,156,345		2,409,241		2,409,241
Series 2007-WHL8 A1
1.275%, 6/15/20(l)§		1,873,134		1,873,134		1,325,074		1,325,074
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17 1A
3.456%, 11/25/42(l)		18,948		18,948		15,622		15,622
Series 2002-AR2 A
4.375%, 2/25/34(l)		14,869		14,869		12,047		12,047
Series 2003-AR1 A5
5.612%, 3/25/33(l)		1,841,141		1,841,141		1,729,494		1,729,494
Series 2003-R1 A1
1.011%, 12/25/27(l)		432,676		432,676		358,298		358,298
Series 2004-AR1 A
4.229%, 3/25/34(l)		4,604,044	7,878,856	12,482,900		3,776,519	6,462,720	10,239,239
Series 2005-AR11 A1B1
0.761%, 8/25/45(l)		1,287		1,287		1,266		1,266
Series 2005-AR13 A1A1
0.761%, 10/25/45(l)		374,755		374,755		204,682		204,682
Series 2005-AR15 A1A1
0.731%, 11/25/45(l)		85,207		85,207		41,802		41,802
Series 2006-AR15 2A
3.756%, 11/25/46(l)		77,301		77,301		53,299		53,299
Series 2006-AR3 A1A
3.256%, 2/25/46(l)		131,414		131,414		55,934		55,934
Series 2006-AR7 3A
4.269%, 7/25/46(l)		370,775		370,775		310,357		310,357
Series 2006-AR9 1A
3.256%, 8/25/46(l)		3,592,610		3,592,610		1,389,634		1,389,634
Series 2007-HY3 4A1
5.347%, 3/25/37(l)			20,811,528	20,811,528			11,907,116	11,907,116
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1
3.741%, 9/25/34(l)		190,346		190,346		139,076		139,076
Series 2005-AR2 2A1
4.552%, 3/25/35(l)			16,560,759	16,560,759			10,762,216	10,762,216
Series 2006-AR10 2A1
5.628%, 7/25/36(l)			27,105,363	27,105,363			14,491,850	14,491,850
Series 2007-8 2A7
6.000%, 7/25/37			21,054,640	21,054,640			16,604,129	16,604,129
Series 2007-10 1A22
0.971%, 7/25/37(l)		3,441,315		3,441,315		1,527,537		1,527,537

					—	92,904,044	492,226,400	585,130,444	14.6%

Total Asset-Backed and Mortgage-Backed Securities					—	285,299,398	744,817,067	1,030,116,465	25.7%

Convertible Bonds
Government Securities
U.S. Government Agencies
Federal Home Loan Mortgage Corp.
4.376%, 1/1/34(l)		72,972		72,972		72,459		72,459
Federal National Mortgage Association
5.565%, 1/1/36(l)		867,650		867,650		889,048		889,048

Total Government Securities					—	961,507	—	961,507	0.0%

Total Convertible Bonds					—	961,507	—	961,507	0.0%

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Corporate Bonds
Consumer Discretionary
Media
Comcast Corp.
5.500%, 3/15/11			9,000,000	9,000,000			8,809,542	8,809,542
Thomson Reuters Corp.
5.950%, 7/15/13			4,505,000	4,505,000			4,194,281	4,194,281

Total Consumer Discretionary					—	—	13,003,823	13,003,823	0.3%

Consumer Staples
Beverages
Bottling Group LLC
6.950%, 3/15/14			4,590,000	4,590,000			4,983,845	4,983,845

Food & Staples Retailing
Wal-Mart Stores, Inc.
5.800%, 2/15/18		1,900,000		1,900,000		2,102,445		2,102,445

Food Products
Kraft Foods, Inc.
6.000%, 2/11/13		700,000		700,000		711,359		711,359

Tobacco
Reynolds American, Inc.
2.696%, 6/15/11(l)		1,200,000		1,200,000		970,500		970,500

Total Consumer Staples					—	3,784,304	4,983,845	8,768,149	0.2%

Energy
Oil, Gas & Consumable Fuels
Anadarko Finance Co.
6.750%, 5/1/11			8,550,000	8,550,000			8,553,061	8,553,061
Gaz Capital S.A.
8.146%, 4/11/18§		1,000,000		1,000,000		705,000		705,000
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09§		10,494		10,494		9,892		9,892
Rockies Express Pipeline LLC
5.100%, 8/20/09(l)§		3,900,000		3,900,000		3,901,935		3,901,935
Sonat, Inc.
7.625%, 7/15/11		35,000		35,000		31,911		31,911
XTO Energy, Inc.
5.000%, 8/1/10			9,180,000	9,180,000			9,044,127	9,044,127

Total Energy					—	4,648,738	17,597,188	22,245,926	0.6%

Financials
Capital Markets
Goldman Sachs Group, Inc.
2.229%, 11/16/09(l)		6,715,000		6,715,000		6,431,896		6,431,896
1.766%, 6/28/10(l)		3,900,000		3,900,000		3,569,717		3,569,717
5.950%, 1/18/18		3,000,000		3,000,000		2,844,516		2,844,516
Lehman Brothers Holdings, Inc.
0.000%, 11/24/09(h)		100,000		100,000		9,000		9,000
0.000%, 12/23/09(h)		1,800,000		1,800,000		162,000		162,000
0.000%, 5/25/10(h)		10,000,000		10,000,000		900,000		900,000
5.250%, 2/6/12(h)			12,000,000	12,000,000			1,140,000	1,140,000

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond		EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)		Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Merrill Lynch & Co., Inc.
4.485%, 5/12/10(l)			27,100,000		27,100,000		26,112,178		26,112,178
Morgan Stanley
2.556%, 5/7/09(l)			2,200,000		2,200,000		2,164,085		2,164,085
4.233%, 5/14/10(l)			21,400,000		21,400,000		19,919,056		19,919,056
4.570%, 1/9/12(l)			500,000		500,000		394,506		394,506
4.620%, 1/9/14(l)			2,100,000		2,100,000		1,454,134		1,454,134
5.750%, 10/18/16			2,500,000		2,500,000		2,100,682		2,100,682
6.625%, 4/1/18			4,200,000		4,200,000		3,684,618		3,684,618

						—	69,746,388	1,140,000	70,886,388	1.8%

Commercial Banks
American Express Bank FSB/Utah
1.459%, 6/12/09(l)			2,400,000		2,400,000		2,336,585		2,336,585
0.568%, 6/22/09(l)			1,600,000		1,600,000		1,555,315		1,555,315
American Express Centurion Bank
1.275%, 7/13/10(l)			3,800,000		3,800,000		3,445,019		3,445,019
Bank of Ireland
1.898%, 12/18/09(l)			400,000		400,000		397,440		397,440
Charter One Bank N.A.
3.585%, 4/24/09(l)			2,100,000		2,100,000		2,069,726		2,069,726
Commonwealth Bank of Australia
1.916%, 6/8/09(l)§			100,000		100,000		99,496		99,496
Credit Agricole S.A./London
2.181%, 5/28/09(l)§			2,300,000		2,300,000		2,293,535		2,293,535
Credit Suisse/New York
5.000%, 5/15/13			3,500,000		3,500,000		3,368,508		3,368,508
DnB NOR Bank ASA
4.889%, 10/13/09(l)§			400,000		400,000		399,901		399,901
HSBC Capital Funding LP/Jersey Channel Islands
10.176%, 12/29/49(l)§			100,000		100,000		81,488		81,488
HSBC Holdings plc
5.375%, 12/20/12		EUR	120,000		120,000		164,272		164,272
JPMorgan Chase Bank N.A.
2.326%, 6/13/16(l)			$5,700,000		5,700,000		4,284,035		4,284,035
National Australia Bank Ltd.
2.838%, 2/8/10(l)§			12,700,000		12,700,000		12,708,509		12,708,509
5.350%, 6/12/13§			3,700,000		3,700,000		3,566,097		3,566,097
Rabobank Capital Funding II
5.260%, 12/29/49(l)§			100,000		100,000		52,903		52,903
Rabobank Capital Funding Trust III
5.254%, 12/29/49(l)§			120,000		120,000		65,793		65,793
Rabobank Nederland N.V.
4.773%, 1/15/09(l)§			200,000		200,000		200,175		200,175
Royal Bank of Scotland Group plc
2.323%, 8/21/09(l)§			5,300,000		5,300,000		5,268,640		5,268,640
7.092%, 10/29/49(l)		EUR	400,000		400,000		239,089		239,089
Santander U.S. Debt S.A.U.
2.261%, 11/20/09(l)§			$1,800,000		1,800,000		1,777,631		1,777,631
UBS AG/Connecticut
3.779%, 5/5/10(l)			14,200,000		14,200,000		14,174,071		14,174,071
5.875%, 12/20/17			1,100,000		1,100,000		1,010,510		1,010,510
Wachovia Bank N.A./North Carolina
2.153%, 2/23/09(l)			800,000		800,000		797,353		797,353
2.287%, 12/2/10(l)			600,000		600,000		557,848		557,848

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond		EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)		Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Wachovia Corp.
5.500%, 5/1/13^				4,250,000	4,250,000			4,202,574	4,202,574
5.750%, 6/15/17			2,000,000		2,000,000		1,990,682		1,990,682

						—	62,904,621	4,202,574	67,107,195	1.7%

Consumer Finance
American Express Co.
7.000%, 3/19/18			3,100,000		3,100,000		3,134,546		3,134,546
8.150%, 3/19/38			890,000		890,000		1,020,595		1,020,595
American Honda Finance Corp.
2.275%, 6/20/11(l)§			19,600,000		19,600,000		19,095,261		19,095,261
Ford Motor Credit Co. LLC
7.875%, 6/15/10			700,000		700,000		560,126		560,126
7.250%, 10/25/11			1,600,000		1,600,000		1,168,815		1,168,815
7.800%, 6/1/12			100,000		100,000		70,157		70,157
SLM Corp.
3.765%, 10/25/11(l)			1,000,000		1,000,000		766,368		766,368
4.495%, 11/15/11(l)		EUR	800,000		800,000		780,096		780,096

						—	26,595,964	0	26,595,964	0.7%

Diversified Financial Services
Atlantic & Western Reinsurance Ltd.
Series B
7.685%, 1/9/09(b)(l)§			$300,000		300,000		299,389		299,389
Atlas Reinsurance plc
6.928%, 1/10/10(b)(l)§		EUR	3,400,000		3,400,000		4,643,935		4,643,935
Bank of America Corp.
5.375%, 8/15/11				8,385,000	8,385,000			8,538,035	8,538,035
8.125%, 12/29/49(l)			$14,500,000		14,500,000		10,846,000		10,846,000
Bank of America N.A.
2.099%, 6/12/09(l)			2,400,000		2,400,000		2,392,106		2,392,106
C10 Capital SPV Ltd.
6.722%, 12/31/49(l)§			200,000		200,000		95,166		95,166
Caterpillar Financial Services Corp.
2.216%, 6/24/11(l)			18,900,000		18,900,000		16,895,750		16,895,750
Citigroup Funding, Inc.
0.474%, 4/23/09(l)			2,100,000		2,100,000		2,075,661		2,075,661
3.556%, 5/7/10(l)			22,100,000		22,100,000		20,952,347		20,952,347
Citigroup, Inc.
3.505%, 1/30/09(l)			200,000		200,000		199,593		199,593
1.496%, 12/28/09(l)			2,400,000		2,400,000		2,263,922		2,263,922
5.250%, 2/27/12^				11,950,000	11,950,000			11,580,028	11,580,028
Credit Suisse USA, Inc.
2.298%, 11/20/09(l)			1,224,000		1,224,000		1,179,303		1,179,303
General Electric Capital Corp.
3.565%, 10/26/09(l)			300,000		300,000		292,043		292,043
4.800%, 5/1/13				9,085,000	9,085,000			8,938,659	8,938,659
3.053%, 5/22/13(l)			10,800,000		10,800,000		9,090,338		9,090,338
6.375%, 11/15/67(l)			10,900,000		10,900,000		6,851,402		6,851,402
Green Valley Ltd.
8.993%, 1/10/12(b)(l)§		EUR	1,500,000		1,500,000		1,999,170		1,999,170
John Deere Capital Corp.
2.939%, 6/10/11(l)			$29,600,000		29,600,000		27,009,793		27,009,793
JPMorgan Chase & Co.
0.521%, 6/26/09(l)			200,000		200,000		198,247		198,247
4.500%, 11/15/10^				9,770,000	9,770,000			9,898,896	9,898,896
5.600%, 6/1/11				14,741,000	14,741,000			14,810,577	14,810,577

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond		EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)		Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
4.750%, 5/1/13				10,000,000	10,000,000			9,867,690	9,867,690
National Rural Utilities Cooperative Finance Corp.
2.210%, 7/1/10(l)			19,000,000		19,000,000		17,336,284		17,336,284
Petroleum Export Ltd./Cayman Island
5.265%, 6/15/11§			60,460		60,460		56,121		56,121
Vita Capital III Ltd.,
Series B-II
2.545%, 1/1/12(b)(l)§			300,000		300,000		270,555		270,555

						—	124,947,125	63,633,885	188,581,010	4.7%

Insurance
Allstate Life Global Funding II
2.823%, 5/21/10(l)			19,300,000		19,300,000		17,243,759		17,243,759
American International Group, Inc.
4.700%, 10/1/10				2,670,000	2,670,000			2,358,889	2,358,889
5.375%, 10/18/11			1,000,000		1,000,000		822,594		822,594
8.625%, 5/22/38(b)(l)(m)		GBP	1,900,000		1,900,000		819,518		819,518
Metropolitan Life Global Funding I
5.194%, 4/13/09(l)§			$8,300,000		8,300,000		8,214,568		8,214,568
2.216%, 6/25/10(l)§			19,700,000		19,700,000		17,696,490		17,696,490
5.125%, 4/10/13§				13,225,000	13,225,000			12,322,513	12,322,513
Pacific Life Global Funding
5.150%, 4/15/13§			1,200,000		1,200,000		1,127,470		1,127,470
Pricoa Global Funding I
3.010%, 6/4/10(l)§			38,800,000		38,800,000		37,100,253		37,100,253
3.565%, 1/30/12(l)§			9,800,000		9,800,000		7,384,427		7,384,427

						—	90,409,079	14,681,402	105,090,481	2.6%

Thrifts & Mortgage Finance
Sovereign Bancorp, Inc.
1.728%, 3/23/10(l)				10,345,000	10,345,000			9,185,677	9,185,677

Total Financials						—	374,603,177	92,843,538	467,446,715	11.7%

Health Care
Pharmaceuticals
GlaxoSmithKline Capital, Inc.
2.800%, 5/13/10(l)			9,700,000		9,700,000		9,380,647		9,380,647
Wyeth
6.950%, 3/15/11				5,600,000	5,600,000			5,831,750	5,831,750

Total Health Care						—	9,380,647	5,831,750	15,212,397	0.4%

Industrials
Airlines
UAL Pass Through Trust
Series 2001-1
6.602%, 9/1/13			7,996		7,996	—	7,437	—	7,437

Industrial Conglomerates
Ingersoll-Rand Global Holding Co., Ltd.
3.675%, 8/13/10(l)				8,575,000	8,575,000			7,940,639	7,940,639

Total Industrials						—	7,437	7,940,639	7,948,076	0.2%

Materials
Chemicals
Nalco Co.
8.875%, 11/15/13			200,000		200,000		169,000		169,000

Total Materials						—	169,000	—	169,000	0.0%

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond		EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)		Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Telecommunication Services
Diversified Telecommunication Services
AT&T, Inc.
2.959%, 2/5/10(l)			3,600,000		3,600,000		3,477,247		3,477,247
Deutsche Telekom International Finance B.V.
8.125%, 5/29/12		EUR	76,000		76,000		113,483		113,483
Telefonica Europe B.V.
7.750%, 9/15/10				3,975,000	3,975,000			4,036,064	4,036,064
Qwest Capital Funding, Inc.
7.000%, 8/3/09			1,000,000		1,000,000		980,000		980,000
Verizon Communications, Inc.
7.250%, 12/1/10				9,617,000	9,617,000			10,082,088	10,082,088

						—	4,570,730	14,118,152	18,688,882	0.5%

Wireless Telecommunication Services
Cellco Partnership
7.375%, 11/15/13§				6,840,000	6,840,000			7,216,747	7,216,747
New Cingular Wireless Services, Inc.
7.875%, 3/1/11				9,425,000	9,425,000			9,757,165	9,757,165
Vodafone Group plc
7.750%, 2/15/10				4,875,000	4,875,000			4,982,323	4,982,323

						—	—	21,956,235	21,956,235	0.5%

Total Telecommunication Services						—	4,570,730	36,074,387	40,645,117	1.0%

Utilities
Electric Utilities
Duke Energy Ohio, Inc.
5.700%, 9/15/12				10,010,000	10,010,000			9,847,027	9,847,027
Florida Power Corp.
6.650%, 7/15/11				5,225,000	5,225,000			5,484,254	5,484,254
FPL Group Capital, Inc.
5.625%, 9/1/11				8,250,000	8,250,000			8,366,408	8,366,408
Midamerican Funding LLC
6.750%, 3/1/11				4,380,000	4,380,000			4,406,963	4,406,963
Nevada Power Co.,
Series L
5.875%, 1/15/15			150,000		150,000		143,586		143,586
Progress Energy, Inc.
7.100%, 3/1/11				9,000,000	9,000,000			8,920,161	8,920,161

						—	143,586	37,024,813	37,168,399	0.9%

Multi-Utilities
Energy East Corp.
6.750%, 6/15/12				7,641,000	7,641,000			7,657,466	7,657,466
NiSource Finance Corp.
2.723%, 11/23/09(l)			100,000		100,000		90,105		90,105

						—	90,105	7,657,466	7,747,571	0.2%

Total Utilities						—	233,691	44,682,279	44,915,970	1.1%

Total Corporate Bonds						—	397,397,724	222,957,449	620,355,173	15.5%

Government Securities
Agency ABS
Federal Home Loan Mortgage Corp.
0.731%, 8/25/31(b)(l)			14,820		14,820		13,254		13,254

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Small Business Administration				—				—
Series 2008-P10A				—				—
5.902%, 2/10/18		990,059		990,059		1,009,732		1,009,732
Small Business Administration Participation Certificates				—				—
Series 2003-20I 1				—				—
5.130%, 9/1/23		30,726		30,726		31,464		31,464
Series 2004-20C 1				—				—
4.340%, 3/1/24		198,286		198,286		195,831		195,831
Series 2005-20B 1				—				—
4.625%, 2/1/25		216,423		216,423		216,497		216,497
Series 2008-20A 1				—				—
5.170%, 1/1/28		6,478,109		6,478,109		6,443,199		6,443,199
Series 2008-20D 1				—				—
5.370%, 4/1/28		8,571,250		8,571,250		8,784,926		8,784,926
Series 2008-20G 1				—				—
5.870%, 7/1/28		13,725,723		13,725,723		14,293,288		14,293,288
Series 2008-20H 1				—				—
6.020%, 8/1/28		13,700,000		13,700,000		14,416,739		14,416,739

					—	45,404,930	—	45,404,930	1.1%

Agency CMO
Federal Home Loan Mortgage Corp.
4.500%, 11/15/13		169,310		169,310		169,321		169,321
5.500%, 5/15/16		1,332,047		1,332,047		1,353,570		1,353,570
4.500%, 5/15/17		95,264		95,264		96,690		96,690
5.000%, 1/15/18		184,324		184,324		187,654		187,654
1.425%, 2/15/19(l)		8,135,073		8,135,073		7,814,505		7,814,505
1.345%, 7/15/19(l)		4,145,986		4,145,986		4,025,528		4,025,528
5.000%, 2/15/20		1,713,983		1,713,983		1,745,479		1,745,479
5.000%, 8/15/20		1,245,357		1,245,357		1,262,822		1,262,822
1.345%, 10/15/20(l)		3,757,122		3,757,122		3,637,801		3,637,801
4.000%, 3/15/23		29,071		29,071		29,075		29,075
4.000%, 10/15/23		100,348		100,348		100,435		100,435
5.500%, 6/15/26			29,699,563	29,699,563			30,235,230	30,235,230
5.000%, 5/15/27		2,622,663		2,622,663		2,674,454		2,674,454
5.500%, 6/15/27			12,160,528	12,160,528			12,437,414	12,437,414
5.500%, 10/15/27			13,165,011	13,165,011			13,480,044	13,480,044
6.500%, 4/15/29		53,905		53,905		56,325		56,325
5.500%, 11/15/29			10,256,814	10,256,814			10,544,200	10,544,200
1.545%, 12/15/29(l)		6,709		6,709		6,496		6,496
1.545%, 12/15/30(l)		72,933		72,933		71,679		71,679
5.455%, 12/15/36 IO(l)			30,309,850	30,309,850			2,375,080	2,375,080
6.500%, 7/25/43		15,682		15,682		16,285		16,285
3.678%, 10/25/44(l)		1,465,760		1,465,760		1,404,783		1,404,783
3.679%, 2/25/45(l)		1,844,080		1,844,080		1,658,986		1,658,986
Federal National Mortgage Association
5.500%, 7/25/33			20,893,433	20,893,433			21,233,530	21,233,530
4.665%, 5/25/35(l)		1,028,005		1,028,005		1,057,240		1,057,240
0.531%, 12/25/36(l)		190,713		190,713		168,078		168,078
6.679%, 7/25/37 IO(l)			38,574,625	38,574,625			3,187,811	3,187,811
0.671%, 10/27/37(l)		6,700,000		6,700,000		5,694,899		5,694,899
5.529%, 4/25/38 IO(l)			122,029,489	122,029,489			8,088,944	8,088,944
0.821%, 5/25/42(l)		117,418		117,418		111,964		111,964
5.950%, 2/25/44		262,465		262,465		266,238		266,238

					—	33,610,307	101,582,253	135,192,560	3.4%

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond		EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)		Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
Foreign Governments
Export-Import Bank of China
5.250%, 7/29/14§			150,000		150,000		155,128		155,128
Export-Import Bank of Korea					—
2.293%, 6/1/09(l)			2,300,000		2,300,000		2,293,611		2,293,611
Hong Kong Government International Bond					—
5.125%, 8/1/14§			250,000		250,000		267,425		267,425
Republic of Panama					—
9.375%, 4/1/29			64,000		64,000		70,944		70,944
Republic of South Africa					—
5.250%, 5/16/13		EUR	50,000		50,000		60,598		60,598
6.500%, 6/2/14			$100,000		100,000		94,500		94,500

						—	2,942,206	—	2,942,206	0.1%

Municipal Bonds
Buckeye Tobacco Settlement Financing Authority
5.750%, 6/1/34			500,000		500,000		279,315		279,315
6.000%, 6/1/42			800,000		800,000		454,688		454,688
5.875%, 6/1/47			400,000		400,000		217,164		217,164
Golden State Tobacco Securitization Corp.					—				—
5.125%, 6/1/47			300,000		300,000		149,514		149,514
5.750%, 6/1/47			2,100,000		2,100,000		1,168,419		1,168,419
New York City Municipal Water Finance Authority					—				—
4.750%, 6/15/38			100,000		100,000		86,229		86,229
5.000%, 6/15/38			1,300,000		1,300,000		1,214,655		1,214,655
State of Texas					—				—
5.000%, 4/1/33			4,100,000		4,100,000		3,949,161		3,949,161
4.750%, 4/1/37			5,900,000		5,900,000		5,421,510		5,421,510
Tobacco Settlement Finance Authority of West Virginia					—				—
7.467%, 6/1/47			1,380,000		1,380,000		789,167		789,167

						—	13,729,822	—	13,729,822	0.3%

U.S. Government Agencies
Federal Home Loan Bank
3.500%, 7/16/10^				23,750,000	23,750,000			24,496,059	24,496,059
3.625%, 10/18/13				22,910,000	22,910,000			24,101,045	24,101,045
5.000%, 3/14/14				3,725,000	3,725,000			4,176,727	4,176,727
5.375%, 6/13/14				8,465,000	8,465,000			9,681,878	9,681,878
5.250%, 9/12/14				8,465,000	8,465,000			9,660,453	9,660,453
Federal Home Loan Mortgage Corp.					—				—
5.750%, 1/15/12^				43,858,000	43,858,000			49,021,271	49,021,271
5.000%, 12/14/18			2,800,000		2,800,000		2,902,242		2,902,242
4.990%, 11/1/23(l)			21,311		21,311		21,106		21,106
4.899%, 3/1/35(l)			645,907		645,907		650,337		650,337
4.884%, 10/1/35(l)			346,167		346,167		343,139		343,139
5.099%, 10/1/35(l)			434,904		434,904		441,034		441,034
4.887%, 11/1/35(l)			370,945		370,945		374,845		374,845
6.720%, 7/1/36(l)			5,214,257		5,214,257		5,271,664		5,271,664
6.671%, 9/1/36(l)			5,584,107		5,584,107		5,672,021		5,672,021
6.594%, 10/1/36(l)			6,332,658		6,332,658		6,441,590		6,441,590
5.500%, 12/1/37			1,820,094		1,820,094		1,865,003		1,865,003
5.500%, 2/1/38			27,792,289		27,792,289		28,478,032		28,478,032
5.500%, 4/1/38			1,744,414		1,744,414		1,787,456		1,787,456
Federal National Mortgage Association					—				—
3.000%, 4/28/10				69,725,000	69,725,000			70,205,754	70,205,754
6.250%, 2/1/11				25,000,000	25,000,000			26,491,075	26,491,075
6.125%, 3/15/12^				10,210,000	10,210,000			11,596,201	11,596,201
5.250%, 8/1/12				13,825,000	13,825,000			14,571,826	14,571,826

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
4.625%, 5/1/13			6,375,000	6,375,000			6,604,564	6,604,564
3.875%, 7/12/13^			34,125,000	34,125,000			36,213,348	36,213,348
2.875%, 12/11/13			26,425,000	26,425,000			27,053,294	27,053,294
5.000%, 1/1/17		32,603		32,603		33,820		33,820
5.000%, 2/1/18		195,771		195,771		202,099		202,099
5.500%, 12/1/18			37,982,479	37,982,479			39,394,614	39,394,614
5.500%, 1/1/21			16,964,186	16,964,186			17,563,082	17,563,082
6.500%, 4/1/21			9,440,428	9,440,428			9,817,342	9,817,342
5.000%, 7/1/23		391,700		391,700		402,646		402,646
6.000%, 2/1/32		32,879		32,879		34,006		34,006
4.485%, 5/1/33(l)			246,056	246,056			242,041	242,041
4.589%, 6/1/34(l)			35,410	35,410			35,594	35,594
4.263%, 7/1/34(l)			144,061	144,061			144,964	144,964
4.521%, 11/1/34(l)		468,618		468,618		460,723		460,723
4.565%, 12/1/34(l)			5,514,315	5,514,315			5,566,755	5,566,755
4.500%, 1/1/35(l)			5,655,879	5,655,879			5,658,687	5,658,687
4.649%, 1/1/35(l)		90,500		90,500		91,026		91,026
5.000%, 1/1/35		75,813		75,813		77,558		77,558
5.000%, 3/1/35		79,284		79,284		81,109		81,109
4.519%, 4/1/35(l)			6,982,517	6,982,517			6,980,421	6,980,421
4.671%, 5/1/35(l)			5,081,072	5,081,072			5,097,287	5,097,287
5.000%, 5/1/35		36,852		36,852		37,677		37,677
4.401%, 7/1/35(l)		438,827		438,827		442,366		442,366
4.716%, 7/1/35(l)			7,112,250	7,112,250			7,131,749	7,131,749
5.000%, 10/1/35		354,826		354,826		362,770		362,770
5.600%, 12/1/35(l)		1,008,707		1,008,707		1,027,734		1,027,734
6.000%, 12/1/35		4,230,547		4,230,547		4,360,948		4,360,948
5.000%, 2/1/36		2,060,859		2,060,859		2,106,994		2,106,994
5.000%, 3/1/36		902,560		902,560		922,765		922,765
5.723%, 3/1/36(l)		1,294,225		1,294,225		1,316,706		1,316,706
5.765%, 3/1/36(l)		1,336,350		1,336,350		1,360,622		1,360,622
5.000%, 5/1/36		3,443,973		3,443,973		3,521,071		3,521,071
5.000%, 6/1/36		873,381		873,381		892,797		892,797
5.000%, 8/1/36		53,954		53,954		55,153		55,153
5.500%, 9/1/36		312,679		312,679		321,291		321,291
5.000%, 10/1/36		237,111		237,111		242,382		242,382
5.000%, 12/1/36		250,032		250,032		255,591		255,591
5.000%, 1/1/37		959,071		959,071		980,355		980,355
5.000%, 2/1/37		859,417		859,417		878,486		878,486
5.000%, 3/1/37		1,396,727		1,396,727		1,427,703		1,427,703
5.000%, 4/1/37		2,195,719		2,195,719		2,244,410		2,244,410
5.000%, 5/1/37		5,622,918		5,622,918		5,747,600		5,747,600
5.500%, 8/1/37		132,298		132,298		135,776		135,776
5.500%, 2/1/38		111,963		111,963		114,907		114,907
5.500%, 6/1/38		96,149,386		96,149,386		98,731,637		98,731,637
5.500%, 8/1/38		687,811		687,811		705,857		705,857
5.500%, 9/1/38		3,297,165		3,297,165		3,383,670		3,383,670
3.678%, 3/1/44(l)		835,110		835,110		823,740		823,740
3.678%, 7/1/44(l)		20,485		20,485		20,205		20,205
3.678%, 10/1/44(l)		98,100		98,100		96,756		96,756
5.500%, 1/25/24 TBA			10,000,000	10,000,000			10,296,880	10,296,880
Government National Mortgage Association
6.500%, 10/15/31		1,540		1,540		1,618		1,618
6.000%, 8/15/32		111,984		111,984		115,955		115,955
6.000%, 2/15/33		129,988		129,988		134,516		134,516

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
6.000%, 10/15/33		14,302		14,302		14,800		14,800
6.000%, 1/15/34		50,643		50,643		52,367		52,367
Small Business Administration				—				—
Series P10A				—				—
4.504%, 2/1/14		62,578		62,578		61,542		61,542

					—	188,530,223	421,802,911	610,333,134	15.3%

U.S. Treasuries
U.S. Treasury Bonds
2.375%, 1/15/25 TIPS		246,132,913		246,132,913		241,902,381		241,902,381
2.000%, 1/15/26 TIPS		9,308,726		9,308,726		8,768,382		8,768,382
2.375%, 1/15/27 TIPS		131,309,802		131,309,802		131,915,009		131,915,009
1.750%, 1/15/28 TIPS		82,567,093		82,567,093		76,284,233		76,284,233
3.625%, 4/15/28 TIPS		91,251,462		91,251,462		108,710,422		108,710,422
3.875%, 4/15/29 TIPS		116,930,942		116,930,942		144,418,834		144,418,834
U.S. Treasury Notes				—				—
3.500%, 12/15/09^			30,000,000	30,000,000			30,895,320	30,895,320
2.750%, 7/31/10			9,180,000	9,180,000			9,509,911	9,509,911
2.375%, 8/31/10^			6,910,000	6,910,000			7,119,732	7,119,732
0.875%, 12/31/10			40,000,000	40,000,000			40,087,520	40,087,520
1.750%, 11/15/11^			62,680,000	62,680,000			64,109,731	64,109,731
2.750%, 10/31/13^			6,688,000	6,688,000			7,110,180	7,110,180
2.000%, 11/30/13^			30,155,000	30,155,000			30,937,160	30,937,160
4.250%, 1/15/10 TIPS		8,306		8,306		8,157		8,157
3.500%, 1/15/11 TIPS		113,925,519		113,925,519		111,816,074		111,816,074
2.375%, 4/15/11 TIPS		31,682,616		31,682,616		30,942,542		30,942,542
3.375%, 1/15/12 TIPS		3,447,724		3,447,724		3,410,554		3,410,554
2.000%, 4/15/12 TIPS		72,891,988		72,891,988		71,081,060		71,081,060
3.000%, 7/15/12 TIPS		243,370,351		243,370,351		238,521,926		238,521,926
1.875%, 7/15/13 TIPS		124,263,887		124,263,887		116,992,461		116,992,461
2.000%, 1/15/14 TIPS		100,955,013		100,955,013		95,654,875		95,654,875
2.000%, 7/15/14 TIPS		121,569,088		121,569,088		114,968,251		114,968,251
1.625%, 1/15/15 TIPS		48,211,590		48,211,590		44,708,729		44,708,729
1.875%, 7/15/15 TIPS		75,508,301		75,508,301		71,325,821		71,325,821
2.000%, 1/15/16 TIPS		70,915,826		70,915,826		67,912,966		67,912,966
2.500%, 7/15/16 TIPS		14,748,294		14,748,294		14,631,915		14,631,915
2.375%, 1/15/17 TIPS		63,061,159		63,061,159		62,563,543		62,563,543
2.625%, 7/15/17 TIPS		121,282,495		121,282,495		124,286,177		124,286,177
1.375%, 7/15/18 TIPS		45,372,864		45,372,864		42,434,245		42,434,245

					—	1,923,258,557	189,769,554	2,113,028,111	52.8%

Total Government Securities					—	2,207,476,045	713,154,718	2,920,630,763	73.0%

Total Long-Term Debt Securities					—	2,891,134,674	1,680,929,234	4,572,063,908	114.2%

(Cost 4,704,538,614)

CONVERTIBLE PREFERRED STOCK:
Financials
Commercial Banks
Wells Fargo & Co.
Series L
7.50%		1,100		1,100	—	825,000	—	825,000	0.0%

(Cost $1,100,000)

SHORT-TERM INVESTMENTS:
Commercial Paper
ING (U.S.) Funding LLC

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
1.19%, 2/18/09 (p)		24,200,000		24,200,000		24,160,732		24,160,732
Royal Bank of Scotland Group plc				—				—
1.32%, 2/17/09 (p)		10,000,000		10,000,000		9,982,374		9,982,374

Total Commercial Paper						34,143,106		34,143,106	0.9%

Government Securities
Federal Home Loan Bank
0.07%, 1/2/09 (o)(p)		400,000		400,000		399,998		399,998
0.10%, 1/21/09 (o)(p)		58,800,000		58,800,000		58,796,571		58,796,571
0.08%, 1/22/09 (o)(p)		3,500,000		3,500,000		3,499,829		3,499,829
0.12%, 1/26/09 (o)(p)		10,400,000		10,400,000		10,399,098		10,399,098
0.14%, 1/26/09 (o)(p)		36,200,000		36,200,000		36,196,340		36,196,340
0.12%, 1/27/09 (o)(p)		25,000,000		25,000,000		24,997,749		24,997,749
0.34%, 1/29/09 (o)(p)		11,190,000		11,190,000		11,186,947		11,186,947
0.10%, 1/30/09 (o)(p)		140,900,000		140,900,000		140,888,263		140,888,263
0.17%, 2/4/09 (o)(p)		126,000,000		126,000,000		125,979,174		125,979,174
0.07%, 3/4/09 (o)(p)		2,300,000		2,300,000		2,299,726		2,299,726
0.07%, 3/6/09 (o)(p)		5,000,000		5,000,000		4,999,385		4,999,385
0.07%, 3/16/09 (o)(p)		8,000,000		8,000,000		7,998,880		7,998,880
0.07%, 3/30/09 (o)(p)		19,300,000		19,300,000		19,296,738		19,296,738
Federal National Mortgage Association				—				—
0.30%, 2/3/09 (o)(p)		40,500,000		40,500,000		40,488,716		40,488,716
0.20%, 2/23/09 (o)(p)		2,700,000		2,700,000		2,699,190		2,699,190
0.15%, 4/1/09 (o)(p)		74,700,000		74,700,000		74,672,286		74,672,286
U.S. Treasury Bills				—				—
0.00%, 1/15/09 (p)		390,000		390,000		390,000		390,000
0.03%, 1/22/09 (p)		1,260,000		1,260,000		1,259,977		1,259,977
0.05%, 3/26/09 (p)		250,000		250,000		249,972		249,972
0.09%, 5/15/09 (p)		550,000		550,000		549,819		549,819
				—				—

Total Government Securities					—	567,248,658	—	567,248,658	14.2%

Short-Term Investments of Cash Collateral for Securities Loaned
Banco de Sabadell S.A.
3.87%, 4/23/09 (l)			3,000,000	3,000,000			2,985,651	2,985,651
Bear Stearns Cos., Inc.				—				—
0.17%, 3/23/09 (l)			10,000,000	10,000,000			9,964,010	9,964,010
Goldman Sachs & Co., Repurchase Agreement				—				—
0.06%, 1/2/09 (r)(v)			70,615,900	70,615,900			70,615,900	70,615,900
MassMutual Global Funding II				—				—
0.40%, 3/26/10 (l)			13,000,000	13,000,000			12,882,350	12,882,350
Monumental Global Funding Ltd.				—				—
2.20%, 5/24/10 (l)			13,000,000	13,000,000			12,067,471	12,067,471
Principal Life Income Fund Trust 29				—				—
0.40%, 3/22/10 (l)			4,000,000	4,000,000			3,784,588	3,784,588
Tango Finance Corp.				—				—
0.37%, 6/25/09 (l)			9,998,205	9,998,205			9,939,005	9,939,005

					—	—	122,238,975	122,238,975	3.1%

Time Deposit
JP Morgan Chase Nassau
0.001%, 1/2/09		8,518,338	109,950,080	118,468,418		8,518,338	109,950,080	118,468,418

Total Short-Term Investments					—	609,910,102	232,189,055	842,099,157	21.0%

(Cost/Amortized Cost $ 843,405,299)

See notes to pro-forma financial statements.

Portfolio of Investments

As of December 31, 2008 (unaudited)

	EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	EQ/AXA Rosenberg Value L/S Equity Portfolio	EQ/PIMCO Ultra Short Bond	EQ/Short Duration Bond Portfolio	Pro Forma	% of Net Asset
Security Description	Shares	Principal ($)	Principal ($)	Shares/ Principal ($)	Value	Value	Value	Value
OPTIONS PURCHASED:
Call Options Purchased
3 Month EURO EURIBOR
March 2009 @ $93.25*		150		150				—
Federal National Mortgage Association				—				—
January 2009 @ $110.00*		96,600,000		96,600,000				—
U.S. Treasury Bonds				—				—
January 2009 @ $173.00*		2,089		2,089		32,641		32,641
February 2009 @ $70.00*		500		500		7,812		7,812
U.S. Treasury Notes				—				—
February 2009 @ $90.00*		108		108		1,687		1,687
				—				—
Total Options Purchased				—				—

(Cost $258,569)					—	42,140	—	42,140	0.0%

Total Investments Before Options Written and Securities Sold Short
(Cost/Amortized Cost $5,898,969,857)						3,501,911,916	1,913,118,289	5,415,030,205	135.3%

OPTION WRITTEN:
Put Option Written
90 Day EURODollar Futures
March 2009 @ $98.50*		(145)		(145)	—	(20,844)	—	(20,844)

Total Options Written
(Premiums Received $24,190 )					—	(20,844)	—	(20,844)

Total Investments Before Securities Sold Short
(Cost/Amortized Cost $ 5,898,945,667)					—	3,501,891,072	1,913,118,289	5,415,009,361	135.3%

SECURITIES SOLD SHORT:
U.S. Government Agency
Federal National Mortgage Association
5.000%, 1/25/39 TBA		(18,000,000)		(18,000,000)		(18,376,884)		(18,376,884)
5.500%, 1/25/39 TBA		(100,500,000)		(100,500,000)		(103,012,500)		(103,012,500)
6.000%, 1/25/39 TBA		(4,200,000)		(4,200,000)		(4,323,375)		(4,323,375)

Total Securities Sold Short					—	(125,712,759)	—	(125,712,759)	-3.1%

(Proceeds Received $ 310,579,894 )

Total Investments after Options Writtenand Securities Sold Short					176,247,822	3,376,178,313	1,913,118,289	5,465,544,424	136.6%
(Cost/Amortized Cost $5,588,365,773)
Other Assets Less Liabilities					1,299,646	-1,303,233,678	-161,797,152	(1,463,731,184)	-36.6%

Net Assets (100%)					177,547,468	2,072,944,635	1,751,321,137	4,001,813,240	100.0%

See notes to pro-forma financial statements.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

*	Non-income producing.
(A)	All long positions for the EQ/AXA Rosenberg Value Long/Short Equity Portfolio are pledged as collateral for securities sold short.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $15,930,103 or 0.4% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2008, the market value of these securities amounted to $180,156,589 or 4.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2008.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2008.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.500% - 6.000%, maturing 11/1/19 - 12/1/38; Federal National Mortgage Association, 4.000% - 7.000%, maturing 9/1/18 - 1/1/39; Government National Mortgage Association, 4.500% - 11.500%, maturing 2/15/13 - 12/20/38.>

Glossary:
ABS	—	Asset-Backed Security
CMO	—	Collateralized Mortgage Obligation
EUR	—	European Currency Unit
GBP	—	British Pound
IO	—	Interest Only
REIT	—	Real Estate Investment Trust
TBA	—	Security is subject to delayed delivery.
TIPS	—	delayed settlement

At December 31, 2008 the Portfolio had the following futures contracts open: (Note 1)

	EQ/PIMCO Ultra Short Bond					PRO FORMA
	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2008	Unrealized Appreciation	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2008	Unrealized Appreciation
Purchases
3 Month EURO EURIBOR	126	March-09	41,786,198	42,810,134	1,023,936	126	March-09	41,786,198	42,810,134	1,023,936
3 Month EURO EURIBOR	563	June-09	187,983,027	191,785,460	3,802,433	563	June-09	187,983,027	191,785,460	3,802,433
3 Month EURO EURIBOR	225	September-09	75,090,805	76,622,597	1,531,792	225	September-09	75,090,805	76,622,597	1,531,792
3 Month EURO EURIBOR	100	December-09	33,306,807	33,971,085	664,278	100	December-09	33,306,807	33,971,085	664,278
90 Day Sterling	151	March-09	25,682,080	26,658,554	976,474	151	March-09	25,682,080	26,658,554	976,474
90 Day Sterling	435	June-09	73,527,211	76,903,361	3,376,150	435	June-09	73,527,211	76,903,361	3,376,150
90 Day Sterling	33	September-09	5,635,945	5,827,228	191,283	33	September-09	5,635,945	5,827,228	191,283
90 Day Sterling	180	December-09	30,810,003	31,665,186	855,183	180	December-09	30,810,003	31,665,186	855,183
EURODollar	167	March-09	40,505,850	41,307,450	801,600	167	March-09	40,505,850	41,307,450	801,600
EURODollar	829	June-09	200,877,513	204,908,075	4,030,562	829	June-09	200,877,513	204,908,075	4,030,562
EURODollar	883	September-09	213,078,712	217,979,587	4,900,875	883	September-09	213,078,712	217,979,587	4,900,875
EURODollar	607	December-09	146,726,999	149,602,737	2,875,738	607	December-09	146,726,999	149,602,737	2,875,738
EURODollar	386	March-09	93,473,400	95,023,550	1,550,150	386	March-09	93,473,400	95,023,550	1,550,150
EURODollar	37	June-09	9,015,975	9,089,050	73,075	37	June-09	9,015,975	9,089,050	73,075

					26,653,529					26,653,529

At December 31, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	EQ/PIMCO Ultra Short Bond					PRO FORMA
	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 1/13/09	999	1,495	1,435,992	1,495,213	-59,221	999	1,495	1,435,992	1,495,213	-59,221
Malaysian Ringgit vs. U.S. Dollar, expiring 2/12/09	28,767	9,001	8,303,164	9,001,000	-697,836	28,767	9,001	8,303,164	9,001,000	-697,836
Mexican Peso vs. U.S. Dollar, expiring 5/19/09	565	52	39,375	51,753	-12,378	565	52	39,375	51,753	-12,378
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	11,800	261	247,167	261,409	-14,242	11,800	261	247,167	261,409	-14,242
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	23,000	510	481,767	509,639	-27,872	23,000	510	481,767	509,639	-27,872
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	11,800	263	247,167	263,275	-16,108	11,800	263	247,167	263,275	-16,108
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	11,800	262	247,168	262,339	-15,171	11,800	262	247,168	262,339	-15,171
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	11,400	250	238,789	249,726	-10,937	11,400	250	238,789	249,726	-10,937
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	22,563	492	472,614	492,428	-19,814	22,563	492	472,614	492,428	-19,814
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	11,700	259	245,073	259,079	-14,006	11,700	259	245,073	259,079	-14,006
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	11,600	257	242,978	256,722	-13,744	11,600	257	242,978	256,722	-13,744
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	22,900	512	479,672	511,961	-32,289	22,900	512	479,672	511,961	-32,289
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	11,600	258	242,978	257,778	-14,800	11,600	258	242,978	257,778	-14,800
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	44,030	985	922,269	984,791	-62,522	44,030	985	922,269	984,791	-62,522
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	13,100	291	274,398	290,530	-16,132	13,100	291	274,398	290,530	-16,132
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	13,300	295	278,587	295,097	-16,510	13,300	295	278,587	295,097	-16,510
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	29,200	659	611,635	658,845	-47,210	29,200	659	611,635	658,845	-47,210
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	23,200	524	485,956	523,939	-37,983	23,200	524	485,956	523,939	-37,983
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	18,100	408	379,130	408,301	-29,171	18,100	408	379,130	408,301	-29,171
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	17,700	400	370,751	399,549	-28,798	17,700	400	370,751	399,549	-28,798
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	12,100	270	247,847	270,331	-22,484	12,100	270	247,847	270,331	-22,484
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	3,716	2,528	2,575,264	2,528,115	47,149	3,716	2,528	2,575,264	2,528,115	47,149
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	2,781	1,880	1,927,473	1,880,000	47,473	2,781	1,880	1,927,473	1,880,000	47,473
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	3,314	2,280	2,296,924	2,280,000	16,924	3,314	2,280	2,296,924	2,280,000	16,924
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	3,352	2,290	2,323,186	2,290,000	33,186	3,352	2,290	2,323,186	2,290,000	33,186
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	2,163	1,480	1,499,294	1,480,000	19,294	2,163	1,480	1,499,294	1,480,000	19,294
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	3,410	2,300	2,363,617	2,300,000	63,617	3,410	2,300	2,363,617	2,300,000	63,617
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	2,179	1,490	1,510,457	1,490,000	20,457	2,179	1,490	1,510,457	1,490,000	20,457
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	2,197	1,500	1,522,465	1,500,000	22,465	2,197	1,500	1,522,465	1,500,000	22,465
Singapore Dollar vs. U.S. Dollar, expiring 7/30/09	3,112	2,120	2,156,062	2,120,000	36,062	3,112	2,120	2,156,062	2,120,000	36,062
Singapore Dollar vs. U.S. Dollar, expiring 7/30/09	2,714	1,802	1,880,423	1,801,713	78,710	2,714	1,802	1,880,423	1,801,713	78,710
Singapore Dollar vs. U.S. Dollar, expiring 7/30/09	3,327	2,300	2,305,020	2,300,000	5,020	3,327	2,300	2,305,020	2,300,000	5,020
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	4,577	3,317	3,187,544	3,316,912	-129,368	4,577	3,317	3,187,544	3,316,912	-129,368

					-948,239					-948,239

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 1/13/09	2,479	1,672	2,479,375	2,403,383	75,992	2,479	1,672	2,479,375	2,403,383	75,992
British Pound vs. U.S. Dollar, expiring 1/13/09	2,578	1,740	2,577,791	2,501,616	76,175	2,578	1,740	2,577,791	2,501,616	76,175
British Pound vs. U.S. Dollar, expiring 1/13/09	2,796	1,886	2,795,731	2,710,993	84,738	2,796	1,886	2,795,731	2,710,993	84,738
European Union vs. U.S. Dollar, expiring 1/13/09	718	561	717,631	779,534	-61,903	718	561	717,631	779,534	-61,903
European Union vs. U.S. Dollar, expiring 1/13/09	10,856	8,577	10,855,995	11,918,113	-1,062,118	10,856	8,577	10,855,995	11,918,113	-1,062,118
Malaysian Ringgit vs. U.S. Dollar, expiring 2/12/09	7,968	27,797	7,968,076	8,023,027	-54,951	7,968	27,797	7,968,076	8,023,027	-54,951
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	7,092	341,811	7,091,518	7,159,706	-68,188	7,092	341,811	7,091,518	7,159,706	-68,188
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	270	12,100	270,331	270,331	—	270	12,100	270,331	270,331	—
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	250	12,100	250,362	247,847	2,515	250	12,100	250,362	247,847	2,515
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	3,209	4,577	3,209,224	3,187,544	21,680	3,209	4,577	3,209,224	3,187,544	21,680
Swiss Franc vs. U.S. Dollar, expiring 3/5/09	358	427	358,477	401,443	-42,966	358	427	358,477	401,443	-42,966

					-1,029,026					-1,029,026

					-1,977,265					-1,977,265

Options Written:

Options written through the year ended December 31, 2008 were as follows:

	PIMCO		PRO FORMA
	Total Number of Contracts	Total Premiums Received	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2008	2,253	$1,104,966	2,253	$1,104,966
Options Written	11,866	10,057,139	11,866	10,057,139
Options Terminated in Closing Purchase Transactions	-6,530	-4,918,964	-6,530	-4,918,964
Options Expired	-7,444	-6,218,951	-7,444	-6,218,951
Options Exercised	—	—	—	—

Options Outstanding - December 31, 2008	145	$24,190	145	$24,190

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)				Significant Other Observable Inputs (Level 2)				Significant Unobservable Inputs (Level 3)				Total
	AXA ROSEN- BERG	PIMCO	SHORT DURA- TION	PRO FORMA	AXA ROSEN- BERG	PIMCO	SHORT DURATION	PRO FORMA	AXA ROSEN- BERG	PIM- CO	SHORT DURA- TION	PRO FORMA	AXA ROSEN- BERG	PIMCO	SHORT DURATION	PRO FORMA
Assets
Investments in Securities	170,473,176	867,140	—	171,340,316	170,820,240	3,501,044,776	1,897,188,186	5,569,053,202	—	—	15,930,103	15,930,103	341,293,416	3,501,911,916	1,913,118,289	5,756,323,621
Other Investments*	—	26,653,529	—	26,653,529	—	651,457	—	651,457	—	—	—	—	—	27,304,986	—	27,304,986

Total	170,473,176	27,520,669	—	197,993,845	170,820,240	3,501,696,233	1,897,188,186	5,569,704,659	—	—	15,930,103	15,930,103	341,293,416	3,529,216,902	1,913,118,289	5,783,628,607

Liabilities
Investments in Securities	165,045,594	—	—	165,045,594	—	125,712,759	—	125,712,759	—	—	—	—	165,045,594	125,712,759	—	290,758,353
Other Investments*	—	20,844	—	20,844	—	2,628,722	—	2,628,722	—	—	—	—	—	2,649,566	—	2,649,566

Total	165,045,594	20,844	—	165,066,438	—	128,341,481	—	128,341,481	—	—	—	—	165,045,594	128,362,325	—	293,407,919

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	PIMCO	SHORT DURATION	PRO FORMA	PIMCO	SHORT DURATION	PRO FORMA
	Investments in Securities	Investments in Securities	Investments in Securities	Other Investments*	Other Investments*	Other Investments*
Balance as of 12/31/07	$11,585,886	$418,627	$12,004,513	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	-112,706	—	—	—	—
Purchases, sales, issuances, and settlements (net)	—	-231,236	—	—	—	—
Transfers in and/or out of Level 3	-11,585,886	15,855,418	4,269,532	—	—	—

Balance as of 12/31/08	$—	$15,930,103	$—	$—	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 12/31/08.	$—	$(1,108,764)	$(1,108,764)	$—	$—	$—

The components of the short-term pooled securities referenced above are as follows:

SHORT DURATION
Securities	Coupon Range	Date Range
Federal Home Loan Bank	2.270% to 5.375%	1/23/09 to 6/10/16
Federal Home Loan Mortgage Corp.	0.000% to 10.378%	1/28/14 to 12/1/28
Federal National Mortgage Association	0.000% to 7.500%	1/1/17 to 5/1/48
Government National Mortgage Association	3.625% to 8.500%	11/15/21 to 2/15/38
U.S. Treasury Bonds	0.000% to 8.875%	5/15/18 to 2/15/36

PRO FORMA
Securities	Coupon Range	Date Range
Federal Home Loan Bank	2.270% to 5.375%	1/23/09 to 6/10/16
Federal Home Loan Mortgage Corp.	0.000% to 10.378%	1/28/14 to 12/1/28
Federal National Mortgage Association	0.000% to 7.500%	1/1/17 to 5/1/48
Government National Mortgage Association	3.625% to 8.500%	11/15/21 to 2/15/38
U.S. Treasury Bonds	0.000% to 8.875%	5/15/18 to 2/15/36

PRO FORMA

The Portfolio has a net capital loss carryforward of $29,697,626 of which $9,816,989 expires in the year 2014, $12,000,051 expires in the year 2015 and $7,880,586 expires in the year 2016.

The Portfolio utilized net capital loss carryforward of $12,905,384 during 2008.

	EQ/AXA Rosenberg Value Long/Short Equity	EQ/Short Duration Bond	EQ/PIMCO Ultra Short Bond	Pro Forma Adjustment		Pro-Forma Combined
Investments at Cost	178,847,135	2,026,399,642	3,522,902,840			5,728,149,617
Repurchase Agreements at Amortized Cost	11,034,648					11,034,648
Deposits with broker and custodian bank for securities sold short at Cost	159,785,592					159,785,592
Foreign Cash at Cost	—	—	10,770,517			10,770,517
Securities on loan at market value		123,049,902				123,049,902
ASSETS
Investments at Value	170,473,176	1,913,118,289	3,501,911,916			5,585,503,381
Repurchase Agreements	11,034,648					11,034,648
Cash			362,466	(54,605	)(g)	307,861
Cash Held as Collateral at Broker			6,445,800			6,445,800
Foreign Cash			10,840,776			10,840,776
Foreign Cash Held as Collateral at Broker			71,007			71,007
Deposits with broker and custodian bank for securities sold short	159,785,592					159,785,592
Receivable for securities sold	3,273,048		499,778,233			503,051,281
Receivable for forward commitments			136,960,567			136,960,567
Dividends, interest, and other receivables	149,885	12,726,109	18,968,094			31,844,088
Receivable from Separate Accounts for Trust shares sold	52,739	943,911	1,220,625			2,217,275
Unrealized appreciation of forward foreign currency contracts			651,457			651,457
Other assets	2,652	6,813	4,063			13,528

Total assets	344,771,740	1,926,795,122	4,177,215,004	(54,605)		6,448,727,261

Securities sold short proceeds received	186,440,578	—	124,139,316			310,579,894
Options written premiums received	—	—	24,190			24,190
LIABILITIES
Overdraft payable		54,605		(54,605	)(g)	0
Payable for securities purchased	1,577,063	40,100,371	1,960,641,955			2,002,319,389
Securities sold short	165,045,594		125,712,759			290,758,353
Payable for return of cash collateral on securities loaned		123,614,105				123,614,105
Payable for forward commitments		10,213,281	13,290,195			23,503,476
Unrealized depreciation of forward foreign currency contracts			2,628,722			2,628,722
Investment management fees payable	204,049	669,785	900,340			1,774,174
Payable to Separate Accounts for Trust shares redeemed	25,775	426,679	151,596			604,050
Administrative fees payable	26,905	160,254	177,959			365,118
Distribution fees payable- Class IB	32,856	34,862	234,795			302,513
Dividends payable for securities sold short	210,204					210,204
Variation margin payable on futures contracts			123,079			123,079
Options Written, at Value			20,844			20,844
Trustees’ fees payable	1,377	5,523	1,656			8,556
Accrued expenses	100,449	194,520	386,469			681,438

Total liabilities	167,224,272	175,473,985	2,104,270,369	(54,605)		2,446,914,021

NET ASSETS	177,547,468	1,751,321,137	2,072,944,635	0		4,001,813,240

Net assets were comprised of:
Paid in capital	183,393,159	1,901,069,486	2,338,423,093			4,422,885,738
Accumulated undistributed net investment income (loss)	2	(78,169)	(8,249,037)			(8,327,204)
Accumulated undistributed net realized gain (loss)	(18,866,718)	(36,388,827)	(259,422,640)			(314,678,185)
Unrealized appreciation (depreciation) on investments	13,021,025	(113,281,353)	2,193,219			(98,067,109)

	177,547,468	1,751,321,137	2,072,944,635	0		4,001,813,240

Class IA Shares:
Net Assets	10,839,805	1,585,229,146	952,328,285			2,548,397,236
Shares outstanding	1,071,520	170,411,696	102,675,352	597,089	*	274,755,657

Net asset value, offering and redemption price per share	10.12	9.30	9.28			9.28

Class IB Shares:
Net Assets	166,707,663	166,091,991	1,120,616,350			1,453,416,004
Shares outstanding	16,520,284	17,839,727	120,696,193	1,484,238	*	156,540,442

Net asset value, offering and redemption price per share	10.09	9.31	9.28			9.28

STATEMENT OF OPERATIONS
Dividend Withholding Tax	322	—	—			322
INVESTMENT INCOME
Interest	2,611,841	116,075,091	74,697,459			193,384,391
Dividends	2,476,897		102,820			2,579,717
Securities lending (net)		1,144,554	30,751			1,175,305

Total income	5,088,738	117,219,645	74,831,030	0		197,139,413

EXPENSES
Investment management fees	2,482,627	10,335,762	10,317,786	(2,400,834	)(b)	20,735,341
Administrative fees	206,802	2,489,904	1,991,483	(83,110	)(b)	4,605,079
Distribution fees- Class IB	406,065	344,639	2,476,161			3,226,865
Dividend expense for securities sold short	3,177,849			(3,177,849	)(e)	0
Printing and mailing expenses		617,226	540,907			1,158,133
Custodian fees	18,252	40,499	187,500	(58,751	)(a)(b)	187,500
Professional fees	40,102	84,912	77,778	(38,000	)(a)	164,792
Trustees’ fees	3,085	46,727	33,761			83,573
Transfer agent fees	48,538			(48,538	)(c)	0
Fund accounting fees	35,000			(35,000	)(d)	0
Miscellaneous	3,889	69,577	78,454	(11,920	)(a)	140,000

Gross expenses	6,422,209	14,029,246	15,703,830	(5,854,002)		30,301,283

Less: Waiver from investment advisor			(387,421)	387,421	(f)	0

Net expenses	6,422,209	14,029,246	15,316,409	(5,466,581)		30,301,283

NET INVESTMENT INCOME	(1,333,471)	103,190,399	59,514,621	5,466,581		166,838,130

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(54,843,343)	(27,312,851)	(154,463,184)			(236,619,378)
Futures			(145,959)			(145,959)
Foreign currency transactions			406,628			406,628
Options Written			10,174,516			10,174,516
Securities sold short	71,131,328	(1,892,251)	(14,186,567)			55,052,510

Net realized gain (loss)	16,287,985	(29,205,102)	(158,214,566)	0		(171,131,683)

Net change in unrealized appreciation (depreciation) on:
Securities	(26,496,410)	(127,807,148)	(38,451,579)			(192,755,137)
Futures			17,165,871			17,165,871
Foreign currency translations			(4,735,033)			(4,735,033)
Options Written			839,958			839,958
Securities sold short			(1,841,110)			(1,841,110)

Net change in unrealized appreciation (depreciation)	(26,496,410)	(127,807,148)	(27,021,893)	—		(181,325,451)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(10,208,425)	(157,012,250)	(185,236,459)	—		(352,457,134)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,541,896)	(53,821,851)	(125,721,838)	5,466,581		(185,619,004)

*	Reflects new shares issued of the Acquiring Portfolio
(a)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(b)	Reflects adjustment in expenses due to effects of new contract rate.
(c)	Reflects adjustment to eliminate EQ/AXA Rosenberg Value Long/Short Equity Portfolio’s Transfer Agency Fees.
(d)	Reflects adjustment to eliminate EQ/AXA Rosenberg Value Long/Short Equity Portfolio’s Fund Accounting Fees.
(e)	Reflects adjustment to eliminate EQ/AXA Rosenberg Value Long/Short Equity Portfolio’s Dividend expense for securities sold short.
(f)	Reflects decrease in waiver due to expense adjustments.
(g)	Reflects reclass of EQ/Short Duration Bond’s overdraft

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(UNAUDITED - As of December 31, 2008)

NOTE 1 – BASIS OF COMBINATION:

On May 21, 2009 the Board of Trustees of EQ Advisors Trust (the “Trust”) approved a proposed Plan of Reorganization and Termination and a proposed Plan of Asset/Stock Exchange that provide for the transfer of all assets of the EQ/AXA Rosenberg Value Long/Short Equity Portfolio (“Long/Short Portfolio”) and EQ/Short Duration Bond Portfolio (“Short Duration Bond Portfolio”) to the EQ/PIMCO Ultra Short Bond Portfolio (“Ultra Short Portfolio”), each a series of the Trust, and the assumption by the Ultra Short Portfolio of all of the liabilities of the Long/Short Portfolio and Short Duration Bond Portfolio in exchange for shares of the Ultra Short Portfolio having an aggregate value equal to the net assets of the Long/Short Portfolio and the Short Duration Bond Portfolio, the distribution of the Ultra Short Portfolio shares to the Long/Short Portfolio and the Short Duration Bond Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the Long/Short Portfolio and the Short Duration Bond Portfolio.

The Long/Short Portfolio’s annual contractual management fee equals 1.40% of average daily net assets for the first $1 billion, 1.35% of average daily net assets for the next $1 billion, 1.325% for the next $3 billion, 1.300% for the next $5 billion, and 1.275% of average daily net assets thereafter. The Short Duration Bond Portfolio’s annual contractual management fee equals 0.45% of average daily net assets for the first $750 million, 0.425% of average daily net assets for the next $750 million, 0.400% for the next $1 billion, 0.380% for the next $2.5 billion, and 0.370% of average daily net assets thereafter. The Ultra Short Portfolio’s annual contractual management fee rate equals 0.50% of average daily net assets for the first $750 million, 0.475% of average daily net assets for the next $750 million, 0.450% for the next $1 billion, 0.430% for the next $2.5 billion, and 0.420% of average daily net assets thereafter. The Transaction is subject to the approval of the Long/Short Portfolio’s and Short Duration Bond Portfolio’s shareholders, respectively. A special meeting of shareholders of the Long/Short Portfolio and Short Duration Bond Portfolio will be held on or about August 26, 2009.

The Transaction will be accounted for as a taxable reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Transaction occurred at December 31, 2008. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of the Long/Short Portfolio, Short Duration Bond Portfolio and the Ultra Short Portfolio at December 31, 2008. The unaudited pro forma statement of operations reflects the results of operations of the Ultra Short Portfolio as if it had acquired both of the Long/Short Portfolio and the Short Duration Bond Portfolio at the beginning of the period ended December 31, 2008. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio under accounting principles generally accepted in the United States of America. The results of operations of the Ultra Short Portfolio for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information.

Following the Transaction, the Ultra Short Portfolio will be the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies,” and include:

a.)	Portfolio Management— Although the portfolio management styles are not identical, AXA Equitable believes that the Portfolios share similar characteristics, e.g., preservation of capital while potentially seeking returns above a short-term benchmark.

b.)	Portfolio Composition—Although the portfolio compositions are not identical, AXA Equitable believes that the Portfolios share similar characteristics, e.g., preservation of capital while potentially seeking returns above a short-term benchmark.

c.)	Investment Objectives, Policies and Restrictions – Although the investment objective, strategy and risk profile are not identical, AXA Equitable believes that the Portfolios share similar characteristics, e.g., preservation of capital while potentially seeking returns above a short-term benchmark.

d.)	Expense Structure and Expense Ratios – The merged entity will have a similar, or lower expense structure and expense ratios than the Short Duration Bond Portfolio and the Long/Short Portfolio respectively.

e.)	Asset Size

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Each of the Portfolios have substantially the same significant accounting policies, which are detailed in the historical financial statements referenced above in Note 1.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

NOTE 3 – SHARES:

The unaudited pro forma net asset value per share assumes additional common shares of beneficial interest issued in connection with the proposed acquisition of the Long/Short Portfolio and the Short Duration Bond Portfolio by the Ultra Short Portfolio as of December 31, 2008. The number of additional shares issued was calculated based on the net assets of the Long/Short Portfolio and the Short Duration Bond Portfolio and net asset value per respective class of the Ultra Short Portfolio at December 31, 2008.

NOTE 4 – UNAUDITED PRO FORMA ADJUSTMENTS:

The accompanying unaudited pro forma financial statements reflect changes in the Ultra Short Portfolio’s shares as if the merger had taken place on December 31, 2008. AXA Equitable will bear the expenses of the Transaction, which are estimated at $105,000.

Portfolio of Investments

As of December 31, 2008

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities
Bayview Financial Acquisition Trust,
Series 2005-D AF2
5.402%, 12/28/35(l)				1,277,254		1,277,254		1,088,859	1,088,859
Citifinancial Mortgage Securities, Inc.,
Series 2003-1 AFPT
3.360%, 1/25/33(e)				568,245		568,245		407,587	407,587
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB7 AF2
5.147%, 11/25/35(e)				528,027		528,027		512,124	512,124
DB Master Finance LLC,
Series 2006-1 A2
5.779%, 6/20/31§				600,000		600,000		445,140	445,140
Home Equity Mortgage Trust,
Series 2005-4 A3
4.742%, 1/25/36(e)				191,043		191,043		185,280	185,280
IXIS Real Estate Capital Trust,
Series 2006-HE3 A2
0.571%, 1/25/37(l)				7,575,000		7,575,000		6,813,298	6,813,298
Option One Mortgage Loan Trust,
Series 2006-3 M1
0.701%, 2/25/37(l)				2,915,000		2,915,000		203,078	203,078
Petra CRE CDO Ltd.,
Series 2007-1A C
1.571%, 2/25/47(l)§†				990,000		990,000		19,800	19,800
Residential Asset Securities Corp.,
Series 2003-KS3 A2
1.071%, 5/25/33(l)				221,758		221,758		161,479	161,479
Residential Funding Mortgage Securities II, Inc.,
Series 2005-HI2 A3
4.460%, 5/25/35				632,150		632,150		628,004	628,004

							—	10,464,649	10,464,649	0.7%

Non-Agency CMO
Banc of America Commercial Mortgage, Inc.,
Series 2001-PB1 A2
5.787%, 5/11/35				1,479,578		1,479,578		1,420,661	1,420,661
Series 2004-3 A5
5.319%, 6/10/39(l)				2,090,000		2,090,000		1,833,530	1,833,530
Series 2004-4 A3
4.128%, 7/10/42				1,855,000		1,855,000		1,820,201	1,820,201
Series 2004-6 A2
4.161%, 12/10/42				2,405,686		2,405,686		2,327,989	2,327,989
Bear Stearns Alt-A Trust,
Series 2006-1 22A1
5.319%, 2/25/36(l)				2,283,381		2,283,381		1,188,710	1,188,710
Series 2006-3 22A1
6.064%, 5/25/36(l)				954,233		954,233		564,743	564,743
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2002-TOP6 A2
6.460%, 10/15/36				3,955,000		3,955,000		3,797,342	3,797,342
Series 2006-PW11 A4
5.456%, 3/11/39(l)				2,030,000		2,030,000		1,732,279	1,732,279
Series 2006-PW12 A4
5.718%, 9/11/38(l)				1,240,000		1,240,000		1,008,731	1,008,731
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
5.117%, 5/25/35(l)				2,155,623		2,155,623		1,575,911	1,575,911
Series 2006-AR1 3A1
5.500%, 3/25/36(l)				3,040,943		3,040,943		1,631,620	1,631,620
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4 A3
5.467%, 9/15/39				3,520,000		3,520,000		2,589,890	2,589,890
CS First Boston Mortgage Securities Corp.,
Series 2003-CK2 A2
3.861%, 3/15/36				144,716		144,716		141,794	141,794
Series 2004-C1 A4
4.750%, 1/15/37(l)				985,000		985,000		847,011	847,011
Deutsche Mortgage Securities, Inc.,
Series 2005-WF1 1A1
5.098%, 6/26/35(b)(l)§				999,118		999,118		972,043	972,043
GE Capital Commercial Mortgage Corp.,
Series 2005-C3 A3FX
4.863%, 7/10/45				7,710,000		7,710,000		7,080,153	7,080,153
Greenwich Capital Commercial Funding Corp.,
Series 2003-C1 A4
4.111%, 7/5/35				1,915,000		1,915,000		1,663,813	1,663,813
Series 2003-C2 A3
4.533%, 1/5/36				8,390,000		8,390,000		7,837,190	7,837,190
Series 2005-GG3 A2
4.305%, 8/10/42				2,709,232		2,709,232		2,563,648	2,563,648
Indymac Index Mortgage Loan Trust,
Series 2006-AR7 4A1
6.143%, 5/25/36(l)				1,285,593		1,285,593		710,730	710,730
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB11 A4
5.335%, 8/12/37(l)				5,860,000		5,860,000		4,794,910	4,794,910
Series 2005-LDP3 A2
4.851%, 8/15/42				2,035,000		2,035,000		1,852,261	1,852,261
Series 2005-LDP4 A2
4.790%, 10/15/42				5,156,042		5,156,042		4,706,065	4,706,065
Series 2006-CB14 A4
5.481%, 12/12/44(l)				3,790,000		3,790,000		3,047,050	3,047,050
Series 2006-CB15 A4
5.814%, 6/12/43(l)				2,640,000		2,640,000		2,031,169	2,031,169
Series 2007-LDPX A3
5.420%, 1/15/49				2,580,000		2,580,000		1,823,976	1,823,976

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
LB-UBS Commercial Mortgage Trust,
Series 2003-C3 A4
4.166%, 5/15/32				2,810,000		2,810,000		2,407,356	2,407,356
Series 2004-C2 A4
4.367%, 3/15/36				865,000		865,000		695,317	695,317
Series 2004-C4 A4
5.226%, 6/15/29(l)				2,985,000		2,985,000		2,520,631	2,520,631
Series 2004-C8 A2
4.201%, 12/15/29				1,955,410		1,955,410		1,902,953	1,902,953
Series 2005-C1 A4
4.742%, 2/15/30				5,930,000		5,930,000		4,867,155	4,867,155
Series 2005-C7 A4
5.197%, 11/15/30(l)				6,090,000		6,090,000		5,027,972	5,027,972
Lehman XS Trust,
Series 2007-4N M1
0.921%, 3/25/47(l)				10,887,195		10,887,195		1,559,892	1,559,892
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A8 A1C1
5.250%, 8/25/36(l)				1,364,436		1,364,436		1,245,899	1,245,899
Merrill Lynch Mortgage Trust,
Series 2005-CKI1 A6
5.242%, 11/12/37(l)				2,575,000		2,575,000		2,125,355	2,125,355
Series 2005-MKB2 A2
4.806%, 9/12/42				3,305,000		3,305,000		3,133,974	3,133,974
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2 A4
5.909%, 6/12/46(l)				805,000		805,000		644,978	644,978
Morgan Stanley Capital I, Inc.,
Series 2005-T17 A5
4.780%, 12/13/41				9,300,000		9,300,000		7,670,407	7,670,407
Residential Funding Mortgage Securities I, Inc.,
Series 2005-SA3 3A
5.239%, 8/25/35(l)				5,408,076		5,408,076		3,849,213	3,849,213
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27 A3
5.765%, 7/15/45(l)				8,786,372		8,786,372		7,017,777	7,017,777
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1 A1A
2.956%, 2/25/47(l)				2,360,914		2,360,914		879,573	879,573

							—	107,111,872	107,111,872	7.2%

Total Asset-Backed and Mortgage-Backed Securities							—	117,576,521	117,576,521	7.9%

Convertible Bonds
Consumer Discretionary
Automobiles
Ford Motor Co.
4.250%, 12/15/36	1,970,000					1,970,000	507,275		507,275

Total Consumer Discretionary							507,275	—	507,275	0.0%

Energy
Oil, Gas & Consumable Fuels
Peabody Energy Corp.
4.750%, 12/15/41	680,000					680,000	408,000		408,000

Total Energy							408,000	—	408,000	0.0%

Total Convertible Bonds							915,275	—	915,275	0.1%

Corporate Bonds
Consumer Discretionary
Auto Components
ArvinMeritor, Inc.
8.125%, 9/15/15^	615,000					615,000	276,750		276,750
TRW Automotive, Inc.
7.250%, 3/15/17§	700,000					700,000	357,000		357,000

							633,750	—	633,750	0.0%

Automobiles
Daimler Finance N.A. LLC
4.875%, 6/15/10				590,000		590,000		535,052	535,052
7.750%, 1/18/11				1,190,000		1,190,000		1,076,770	1,076,770
6.500%, 11/15/13^				300,000		300,000		234,004	234,004

							—	1,845,826	1,845,826	0.1%

Diversified Consumer Services
Carriage Services, Inc.
7.875%, 1/15/15	915,000					915,000	722,850		722,850
Service Corp. International
7.375%, 10/1/14	250,000					250,000	212,500		212,500
6.750%, 4/1/16	1,435,000					1,435,000	1,090,600		1,090,600

							2,025,950	—	2,025,950	0.1%

Hotels, Restaurants & Leisure
Landry’s Restaurants, Inc.
9.500%, 12/15/14	785,000					785,000	785,000		785,000
Las Vegas Sands Corp.
6.375%, 2/15/15^	665,000					665,000	385,700		385,700
Marriott International, Inc.
Series J
5.625%, 2/15/13^				3,418,000		3,418,000		2,597,680	2,597,680
McDonald’s Corp.
4.300%, 3/1/13				300,000		300,000		306,316	306,316
MGM MIRAGE
6.750%, 9/1/12	400,000					400,000	280,000		280,000
7.625%, 1/15/17^	2,370,000					2,370,000	1,528,650		1,528,650
Royal Caribbean Cruises Ltd.
7.000%, 6/15/13	42,000					42,000	23,940		23,940
6.875%, 12/1/13	1,765,000					1,765,000	988,400		988,400
San Pasqual Casino
8.000%, 9/15/13§	68,000					68,000	49,300		49,300
Seneca Gaming Corp.
7.250%, 5/1/12	285,000					285,000	229,425		229,425
Speedway Motorsports, Inc.
6.750%, 6/1/13	1,035,000					1,035,000	745,200		745,200
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12^				1,189,000		1,189,000		885,805	885,805
6.250%, 2/15/13				1,450,000		1,450,000		1,000,500	1,000,500
7.375%, 11/15/15				1,299,000		1,299,000		779,400	779,400
Venetian Macau
Bank Loan

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
6.020%, 4/6/13(l)	1,850,000					1,850,000	867,187		867,187
Wyndham Worldwide Corp.
6.000%, 12/1/16				2,355,000		2,355,000		949,272	949,272

							5,882,802.00	6,518,973	12,401,775	0.8%

Household Durables
American Greetings Corp.
7.375%, 6/1/16	150,000					150,000	100,500		100,500
Jarden Corp.
7.500%, 5/1/17	1,400,000					1,400,000	955,500		955,500
Fortune Brands, Inc.
4.875%, 12/1/13				642,000		642,000		565,450	565,450
MDC Holdings, Inc.
5.500%, 5/15/13				1,650,000		1,650,000		1,291,438	1,291,438
Mohawk Industries, Inc.
6.125%, 1/15/16				3,300,000		3,300,000		2,499,793	2,499,793
Whirlpool Corp.
5.500%, 3/1/13				300,000		300,000		237,355	237,355

							1,056,000	4,594,036	5,650,036	0.4%

Leisure Equipment & Products
Steinway Musical Instruments, Inc.
7.000%, 3/1/14§	1,145,000					1,145,000	795,775	—	795,775	0.1%

Media
Allbritton Communications Co.
7.750%, 12/15/12	1,750,000					1,750,000	859,687		859,687
BSkyB Finance UK plc
5.625%, 10/15/15§				1,175,000		1,175,000		989,026	989,026
CBS Corp.
6.625%, 5/15/11				300,000		300,000		265,855	265,855
5.625%, 8/15/12				300,000		300,000		246,903	246,903
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13^	3,450,000					3,450,000	2,173,500		2,173,500
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
8.375%, 4/30/14§	1,665,000					1,665,000	1,273,725		1,273,725
Citadel Communications Corp.
3.650%, 6/12/14	169,964					169,964	67,986		67,986
5.395%, 6/12/14	190,688					190,688	76,275		76,275
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22				870,000		870,000		974,711	974,711
Comcast Cable Communications LLC
6.875%, 6/15/09				1,180,000		1,180,000		1,185,530	1,185,530
Comcast Corp.
5.500%, 3/15/11				1,585,000		1,585,000		1,551,458	1,551,458
5.900%, 3/15/16				600,000		600,000		572,889	572,889
6.500%, 1/15/17				600,000		600,000		592,628	592,628
6.950%, 8/15/37				600,000		600,000		631,831	631,831
COX Communications, Inc.
7.125%, 10/1/12				300,000		300,000		287,105	287,105
9.375%, 1/15/19§	1,630,000					1,630,000	1,705,471		1,705,471
CSC Holdings, Inc.,
Series B
8.125%, 7/15/09	210,000					210,000	208,950		208,950
Dex Media West LLC/Dex Media Finance Co.
Series B
8.500%, 8/15/10	470,000					470,000	284,350		284,350
Echostar DBS Corp.
6.375%, 10/1/11	250,000					250,000	232,500		232,500
7.125%, 2/1/16	1,750,000					1,750,000	1,461,250		1,461,250
Inmarsat Finance plc
7.625%, 6/30/12	575,000					575,000	500,969		500,969
Intelsat Jackson Holdings Ltd.
11.250%, 6/15/16	3,626,000					3,626,000	3,299,660		3,299,660
Intelsat Subsidiary Holding Co., Ltd.
8.500%, 1/15/13§	4,300,000					4,300,000	3,977,500		3,977,500
8.875%, 1/15/15§	2,600,000					2,600,000	2,366,000		2,366,000
Liberty Media LLC
8.250%, 2/1/30	500,000					500,000	286,829		286,829
Mediacom Broadband LLC/ Mediacom Broadband Corp.
8.500%, 10/15/15	2,207,000					2,207,000	1,437,309		1,437,309
Mediacom LLC/Mediacom Capital Corp.
9.500%, 1/15/13	190,000					190,000	143,450		143,450
News America, Inc.
5.300%, 12/15/14				100,000		100,000		92,099	92,099
6.550%, 3/15/33				695,000		695,000		623,113	623,113
6.150%, 3/1/37				200,000		200,000		186,606	186,606
6.650%, 11/15/37				300,000		300,000		296,928	296,928
Nielsen Finance LLC/Nielsen Finance Co.
10.000%, 8/1/14	1,730,000					1,730,000	1,384,000		1,384,000
Quebecor Media, Inc.
7.750%, 3/15/16	1,900,000					1,900,000	1,282,500		1,282,500
Spanish Broadcasting Systems, Inc.
4.940%, 5/3/13	100,000					100,000	52,844		52,844
Series A
7.710%, 5/3/13(l)	2,000,000					2,000,000	1,056,876		1,056,876
Thomson Reuters Corp.
6.500%, 7/15/18				300,000		300,000		272,803	272,803
Time Warner Cable, Inc.
6.200%, 7/1/13				300,000		300,000		283,769	283,769
5.850%, 5/1/17^				600,000		600,000		548,132	548,132
6.550%, 5/1/37				300,000		300,000		287,439	287,439
Time Warner Entertainment Co. LP
8.375%, 3/15/23				1,250,000		1,250,000		1,258,829	1,258,829
Time Warner, Inc.
5.875%, 11/15/16				300,000		300,000		268,946	268,946
7.700%, 5/1/32				400,000		400,000		400,493	400,493
Valassis Communications, Inc.
8.250%, 3/1/15	1,145,000					1,145,000	297,700		297,700
Viacom, Inc.
5.750%, 4/30/11				300,000		300,000		272,456	272,456
6.875%, 4/30/36				300,000		300,000		237,083	237,083
Videotron Ltd.
6.875%, 1/15/14	350,000					350,000	309,750		309,750
9.125%, 4/15/18§	95,000					95,000	88,350		88,350
Walt Disney Co.
6.000%, 7/17/17				500,000		500,000		529,932	529,932
WPP Finance UK Corp.
5.875%, 6/15/14				2,445,000		2,445,000		2,569,583	2,569,583

							24,827,431	15,426,147	40,253,578	2.7%

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/ Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
Multiline Retail
Kohl’s Corp.
6.250%, 12/15/17				300,000		300,000		240,248	240,248
Macy’s, Inc.
5.350%, 3/15/12				300,000		300,000		222,832	222,832
Target Corp.
5.125%, 1/15/13^				600,000		600,000		592,418	592,418
6.000%, 1/15/18				300,000		300,000		290,467	290,467
7.000%, 1/15/38				300,000		300,000		278,039	278,039

							—	1,624,004	1,624,004	0.1%

Specialty Retail
AutoNation, Inc.
7.000%, 4/15/14^	2,080,000					2,080,000	1,518,400		1,518,400
Home Depot, Inc.
4.625%, 8/15/10				300,000		300,000		297,072	297,072
5.400%, 3/1/16				300,000		300,000		268,476	268,476
Lowe’s Cos., Inc.
5.600%, 9/15/12				300,000		300,000		304,512	304,512

							1,518,400	870,060	2,388,460	0.2%

Textiles, Apparel & Luxury Goods
Invista
9.250%, 5/1/12§	450,000					450,000	315,000		315,000
Levi Strauss & Co.
3.445%, 3/27/14(l)	1,225,000					1,225,000	698,250		698,250
Perry Ellis International, Inc.
Series B
8.875%, 9/15/13	680,000					680,000	408,000		408,000
Phillips-Van Heusen Corp.
7.250%, 2/15/11	450,000					450,000	393,750		393,750
8.125%, 5/1/13	125,000					125,000	103,125		103,125

							1,918,125	—	1,918,125	0.1%

Total Consumer Discretionary							38,658,233	30,879,046	69,537,279	4.7%

Consumer Staples
Beverages
Anheuser-Busch Cos., Inc.
6.000%, 4/15/11				300,000		300,000		299,770	299,770
4.950%, 1/15/14				300,000		300,000		275,314	275,314
Bottling Group LLC
6.950%, 3/15/14				500,000		500,000		542,903	542,903
Coca-Cola Co.
5.350%, 11/15/17				600,000		600,000		647,345	647,345
Coca-Cola Enterprises, Inc.
8.500%, 2/1/12				300,000		300,000		326,204	326,204
7.375%, 3/3/14				500,000		500,000		549,053	549,053
Constellation Brands, Inc.
7.250%, 9/1/16	395,000					395,000	373,275		373,275
Series B
8.125%, 1/15/12	2,060,000					2,060,000	1,946,700		1,946,700
Diageo Capital plc
5.750%, 10/23/17^				300,000		300,000		290,280	290,280
Diageo Finance B.V.
5.500%, 4/1/13				600,000		600,000		596,539	596,539
PepsiCo, Inc.
5.000%, 6/1/18				300,000		300,000		310,958	310,958
7.900%, 11/1/18				600,000		600,000		735,388	735,388

							2,319,975	4,573,754	6,893,729	0.5%

Food & Staples Retailing
Costco Wholesale Corp.
5.500%, 3/15/17				300,000		300,000		318,865	318,865
CVS Caremark Corp.
5.750%, 6/1/17				300,000		300,000		282,441	282,441
6.250%, 6/1/27				200,000		200,000		185,960	185,960
Delhaize America, Inc.
9.000%, 4/15/31				100,000		100,000		101,132	101,132
Ingles Markets, Inc.
8.875%, 12/1/11	2,250,000					2,250,000	1,957,500		1,957,500
Kroger Co.
5.000%, 4/15/13				300,000		300,000		288,807	288,807
6.800%, 12/15/18				609,000		609,000		629,396	629,396
New Albertsons, Inc.
7.450%, 8/1/29	215,000					215,000	126,850		126,850
Pantry, Inc.
7.750%, 2/15/14	715,000					715,000	493,350		493,350
Safeway, Inc.
6.350%, 8/15/17				300,000		300,000		296,607	296,607
Stater Brothers Holdings, Inc.
8.125%, 6/15/12	1,200,000					1,200,000	1,086,000		1,086,000
SUPERVALU, Inc.
7.500%, 11/15/14	2,515,000					2,515,000	2,062,300		2,062,300
Walgreen Co.
4.875%, 8/1/13				300,000		300,000		308,958	308,958
Wal-Mart Stores, Inc.
4.125%, 2/15/11^				600,000		600,000		613,891	613,891
4.550%, 5/1/13				600,000		600,000		621,199	621,199
6.500%, 8/15/37				800,000		800,000		949,851	949,851

							5,726,000	4,597,107	10,323,107	0.7%

Food Products
Archer-Daniels-Midland Co.
7.000%, 2/1/31				300,000		300,000		318,161	318,161
Bunge Ltd. Finance Corp.
5.875%, 5/15/13				2,210,000		2,210,000		1,500,555	1,500,555
5.100%, 7/15/15				705,000		705,000		512,837	512,837
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§				1,705,000		1,705,000		1,600,650	1,600,650
ConAgra Foods, Inc.
8.250%, 9/15/30				100,000		100,000		109,669	109,669
General Mills, Inc.
5.650%, 9/10/12				300,000		300,000		306,220	306,220
H.J. Heinz Co.
5.350%, 7/15/13				600,000		600,000		595,246	595,246
Kellogg Co.
4.250%, 3/6/13				300,000		300,000		290,518	290,518
Kraft Foods, Inc.
4.125%, 11/12/09				1,270,000		1,270,000		1,271,942	1,271,942
6.250%, 6/1/12				1,800,000		1,800,000		1,861,630	1,861,630
5.250%, 10/1/13				755,000		755,000		736,424	736,424

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/ Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
6.125%, 2/1/18				300,000		300,000		293,969	293,969
6.875%, 2/1/38				300,000		300,000		299,791	299,791
Sara Lee Corp.
6.125%, 11/1/32				100,000		100,000		82,168	82,168
Smithfield Foods, Inc.
7.750%, 7/1/17	946,000					946,000	539,220		539,220
Series B
7.750%, 5/15/13	1,095,000					1,095,000	703,538		703,538

							1,242,758	9,779,780	11,022,538	0.7%

Household Products
Central Garden & Pet Co.
9.125%, 2/1/13^	1,735,000					1,735,000	1,023,650		1,023,650
Kimberly-Clark Corp.
6.125%, 8/1/17				300,000		300,000		319,619	319,619
Procter & Gamble Co.
4.850%, 12/15/15				300,000		300,000		326,799	326,799
5.550%, 3/5/37				200,000		200,000		222,025	222,025

							1,023,650	868,443	1,892,093	0.1%

Personal Products
Elizabeth Arden, Inc.
7.750%, 1/15/14	215,000					215,000	139,750		139,750	0.0%

Tobacco
Altria Group, Inc.
9.950%, 11/10/38				350,000		350,000		381,084	381,084
Philip Morris International, Inc.
5.650%, 5/16/18				300,000		300,000		297,400	297,400
Reynolds American, Inc.
7.250%, 6/1/13				1,840,000		1,840,000		1,651,595	1,651,595
7.625%, 6/1/16				755,000		755,000		628,774	628,774

								2,958,853	2,958,853	0.2%

Total Consumer Staples							10,452,133	22,777,937	33,230,070	2.2%

Energy
Energy Equipment & Services
Ashmore Energy
3.409%, 3/30/14†	229,984					229,984	129,941		129,941
Ashmore Energy International Ltd.
6.762%, 3/30/ 14(l)†	2,073,143					2,073,143	1,171,326		1,171,326
Baker Hughes, Inc.
6.500%, 11/15/13				300,000		300,000		316,513	316,513
Complete Production Services, Inc.
8.000%, 12/15/16	2,210,000					2,210,000	1,392,300		1,392,300
Dresser-Rand Group, Inc.
7.986%, 5/14/15(l)†	850,000					850,000	382,500		382,500
Key Energy Services, Inc.
8.375%, 12/1/14	1,930,000					1,930,000	1,273,800		1,273,800
Transocean, Inc.
6.000%, 3/15/18				100,000		100,000		91,080	91,080
6.800%, 3/15/38				250,000		250,000		222,987	222,987
Weatherford International Ltd.
5.150%, 3/15/13				520,000		520,000		457,897	457,897
6.000%, 3/15/18				300,000		300,000		251,927	251,927

							4,349,867	1,340,404	5,690,271	0.4%

Oil, Gas & Consumable Fuels
Atlas Pipeline Partners LP
8.125%, 12/15/15	882,000					882,000	595,350		595,350
8.750%, 6/15/18§	1,030,000					1,030,000	674,650		674,650
Anadarko Petroleum Corp.
5.950%, 9/15/16				600,000		600,000		529,985	529,985
Apache Corp.
5.250%, 4/15/13				100,000		100,000		101,327	101,327
6.000%, 1/15/37				300,000		300,000		290,903	290,903
Canadian Natural Resources Ltd.
5.150%, 2/1/13				435,000		435,000		403,174	403,174
6.250%, 3/15/38				300,000		300,000		235,799	235,799
Chesapeake Energy Corp.
6.375%, 6/15/15	300,000					300,000	237,000		237,000
6.625%, 1/15/16	1,180,000					1,180,000	932,200		932,200
Compton Petroleum Finance Corp.
7.625%, 12/1/13	2,120,000					2,120,000	636,000		636,000
Conoco Funding Co.
6.350%, 10/15/11				300,000		300,000		315,610	315,610
ConocoPhillips
5.900%, 5/15/38				100,000		100,000		98,212	98,212
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16^				600,000		600,000		612,085	612,085
Denbury Resources, Inc.
7.500%, 12/15/15	1,955,000					1,955,000	1,388,050		1,388,050
Devon Financing Corp. ULC
7.875%, 9/30/31				100,000		100,000		110,110	110,110
El Paso Corp.
7.000%, 6/15/17	590,000					590,000	461,737		461,737
7.250%, 6/1/18	1,435,000					1,435,000	1,138,919		1,138,919
EnCana Corp.
5.900%, 12/1/17				100,000		100,000		83,431	83,431
6.625%, 8/15/37				100,000		100,000		80,531	80,531
Energy Transfer Partners LP
6.700%, 7/1/18^				1,860,000		1,860,000		1,567,779	1,567,779
7.500%, 7/1/38				740,000		740,000		577,797	577,797
Enterprise Products Operating LLC
Series B
5.600%, 10/15/14				505,000		505,000		428,461	428,461
EOG Resources, Inc.
6.875%, 10/1/18				100,000		100,000		109,066	109,066
Forest Oil Corp.
7.250%, 6/15/19	135,000					135,000	98,550		98,550
Foundation PA Coal Co.
7.250%, 8/1/14	1,265,000					1,265,000	1,037,300		1,037,300
Gaz Capital S.A.
6.212%, 11/22/16(m)				2,525,000		2,525,000		1,640,581	1,640,581
Hess Corp.
6.650%, 8/15/11				300,000		300,000		299,881	299,881
7.875%, 10/1/29^				895,000		895,000		859,184	859,184
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	1,220,000					1,220,000	951,600		951,600
8.250%, 3/1/16	335,000					335,000	261,300		261,300
Kinder Morgan Energy Partners LP

	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/ Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
Security Description	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
5.950%, 2/15/18^				300,000		300,000		256,040	256,040
5.800%, 3/15/35				300,000		300,000		208,859	208,859
Kinder Morgan Finance Co. ULC									—
5.700%, 1/5/16	2,235,000					2,235,000	1,665,075		1,665,075
Marathon Oil Corp.
6.600%, 10/1/37				100,000		100,000		75,602	75,602
Nexen, Inc.
6.400%, 5/15/37				300,000		300,000		234,745	234,745
OPTI Canada, Inc.
7.875%, 12/15/14	1,410,000					1,410,000	719,100		719,100
8.250%, 12/15/14	735,000					735,000	396,900		396,900
Pemex Project Funding Master Trust
6.625%, 6/15/35				300,000		300,000		253,950	253,950
Petrobras International Finance Co.
5.875%, 3/1/18				300,000		300,000		269,700	269,700
Petro-Canada
9.250%, 10/15/21				300,000		300,000		306,924	306,924
Plains All American Pipeline LP/ PAA Finance Corp.
6.650%, 1/15/37				100,000		100,000		68,807	68,807
Plains Exploration & Production Co.
7.000%, 3/15/17	580,000					580,000	397,300		397,300
Premcor Refining Group, Inc.
7.500%, 6/15/15				751,000		751,000		676,212	676,212
Sabine Pass LNG LP
7.250%, 11/30/13	350,000					350,000	255,500		255,500
7.500%, 11/30/16	1,075,000					1,075,000	774,000		774,000
Shell International Finance B.V.
4.950%, 3/22/12				100,000		100,000		103,083	103,083
Spectra Energy Capital LLC
6.200%, 4/15/18				500,000		500,000		433,875	433,875
StatoilHydro ASA
6.360%, 1/15/09				459,000		459,000		459,534	459,534
7.150%, 1/15/29				100,000		100,000		108,552	108,552
Suncor Energy, Inc.
7.150%, 2/1/32				100,000		100,000		83,497	83,497
6.500%, 6/15/38				250,000		250,000		189,051	189,051
Targa Resources Partners LP
8.250%, 7/1/16§	1,035,000					1,035,000	641,700		641,700
Targa Resources, Inc.
8.500%, 11/1/13	2,015,000					2,015,000	1,088,100		1,088,100
Teekay Corp.
8.875%, 7/15/11	525,000					525,000	443,625		443,625
Trans-Canada Pipelines Ltd.
7.250%, 8/15/38				600,000		600,000		597,253	597,253
6.350%, 5/15/67(l)				1,690,000		1,690,000		755,418	755,418
Transcontinental Gas Pipe Line Corp.
Series B
7.000%, 8/15/11	650,000					650,000	637,909		637,909
Valero Energy Corp.
6.875%, 4/15/12				3,230,000		3,230,000		3,248,185	3,248,185
4.750%, 6/15/13				100,000		100,000		91,883	91,883
6.625%, 6/15/37				100,000		100,000		73,550	73,550
Williams Cos., Inc.
7.125%, 9/1/11				825,000		825,000		759,000	759,000
7.750%, 6/15/31	1,240,000					1,240,000	849,400		849,400
8.750%, 3/15/32				100,000		100,000		74,500	74,500
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	475,000					475,000	375,250		375,250
XTO Energy, Inc.
7.500%, 4/15/12				300,000		300,000		296,507	296,507
6.500%, 12/15/18				600,000		600,000		580,814	580,814
6.750%, 8/1/37				100,000		100,000		93,656	93,656

							16,656,515	18,643,113	35,299,628	2.4%

Total Energy							21,006,382	19,983,517	40,989,899	2.8%

Financials
Capital Markets
Bank of New York Mellon Corp.
4.950%, 11/1/12				600,000		600,000		609,160	609,160
Bear Stearns Cos., Inc.
5.350%, 2/1/12^				600,000		600,000		588,680	588,680
5.700%, 11/15/14				300,000		300,000		292,891	292,891
5.550%, 1/22/17				1,705,000		1,705,000		1,623,136	1,623,136
Deutsche Bank AG/London
5.000%, 10/12/10				1,190,000		1,190,000		1,203,059	1,203,059
5.375%, 10/12/12^				100,000		100,000		102,343	102,343
4.875%, 5/20/13^				600,000		600,000		589,074	589,074
Goldman Sachs Group, Inc.
3.875%, 1/15/09^				1,003,000		1,003,000		1,001,869	1,001,869
6.600%, 1/15/12^				600,000		600,000		591,999	591,999
4.750%, 7/15/13				835,000		835,000		750,374	750,374
5.150%, 1/15/14				1,300,000		1,300,000		1,170,818	1,170,818
5.125%, 1/15/15	1,115,000			325,000		1,440,000	1,022,972	298,176	1,321,148
5.350%, 1/15/16				1,000,000		1,000,000		913,227	913,227
6.250%, 9/1/17	1,075,000					1,075,000	1,042,359		1,042,359
5.950%, 1/18/18				1,300,000		1,300,000		1,232,624	1,232,624
6.125%, 2/15/33				300,000		300,000		273,497	273,497
6.750%, 10/1/37				600,000		600,000		487,121	487,121
Merrill Lynch & Co., Inc.
6.000%, 2/17/09				1,142,000		1,142,000		1,140,795	1,140,795
4.125%, 9/10/09				445,000		445,000		441,142	441,142
4.790%, 8/4/10				600,000		600,000		583,339	583,339
6.150%, 4/25/13				600,000		600,000		594,533	594,533
6.050%, 5/16/16				448,000		448,000		419,091	419,091
6.400%, 8/28/17	1,215,000					1,215,000	1,217,269		1,217,269
6.875%, 4/25/18				900,000		900,000		941,423	941,423
7.750%, 5/14/38				600,000		600,000		661,009	661,009
Morgan Stanley
5.050%, 1/21/11				1,580,000		1,580,000		1,517,580	1,517,580
6.750%, 4/15/11				2,095,000		2,095,000		2,061,325	2,061,325
5.625%, 1/9/12				1,260,000		1,260,000		1,194,867	1,194,867
5.300%, 3/1/13				600,000		600,000		544,135	544,135
4.750%, 4/1/14^				600,000		600,000		457,133	457,133
5.450%, 1/9/17				600,000		600,000		494,569	494,569
5.950%, 12/28/17				600,000		600,000		497,989	497,989
Nuveen Investments, Inc.
10.500%, 11/15/15§	1,625,000					1,625,000	359,531		359,531
UBS Preferred Funding Trust I
8.622%, 12/31/49(l)				3,535,000		3,535,000		2,135,656	2,135,656

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
							3,642,131	25,412,634	29,054,765	1.9%

Commercial Banks
American Express Centurion Bank
4.375%, 7/30/09^				484,000		484,000		476,474	476,474
ANZ National International Ltd./New Zealand
6.200%, 7/19/13§				600,000		600,000		580,536	580,536
BAC Capital Trust VI
5.625%, 3/8/35				600,000		600,000		504,052	504,052
Bank of Scotland plc
4.625%, 11/4/11			GBP	1,984,000		1,984,000		3,009,122	3,009,122
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11				$295,000		295,000		285,599	285,599
BankAmerica Capital II
8.000%, 12/15/26				691,000		691,000		564,774	564,774
Barclays Bank plc
5.450%, 9/12/12				600,000		600,000		607,627	607,627
8.550%, 9/29/49(l)§				4,180,000		4,180,000		2,052,029	2,052,029
Compass Bank
5.500%, 4/1/20				1,769,000		1,769,000		1,086,592	1,086,592
Credit Suisse/New York
6.000%, 2/15/18				600,000		600,000		550,995	550,995
HSBC Holdings plc
6.500%, 5/2/36				600,000		600,000		609,186	609,186
Huntington National Bank
4.375%, 1/15/10				940,000		940,000		899,243	899,243
JP Morgan Chase Bank N.A.
6.000%, 10/1/17				600,000		600,000		605,207	605,207
Key Bank N.A.
7.000%, 2/1/11				1,135,000		1,135,000		1,100,839	1,100,839
5.800%, 7/1/14				300,000		300,000		264,042	264,042
Korea Development Bank
4.625%, 9/16/10				900,000		900,000		873,333	873,333
5.300%, 1/17/13				600,000		600,000		545,340	545,340
Kreditanstalt fuer Wiederaufbau
3.750%, 6/27/11				2,000,000		2,000,000		2,080,940	2,080,940
3.250%, 10/14/11^				600,000		600,000		621,839	621,839
4.000%, 10/15/13				600,000		600,000		630,662	630,662
5.125%, 3/14/16^				1,030,000		1,030,000		1,149,377	1,149,377
4.500%, 7/16/18				600,000		600,000		657,930	657,930
Landwirtschaftliche Rentenbank
4.125%, 7/15/13				600,000		600,000		629,734	629,734
5.125%, 2/1/17				995,000		995,000		1,130,246	1,130,246
Lloyds TSB Bank plc
4.000%, 11/17/11			GBP	324,000		324,000		483,912	483,912
M&I Marshall & Ilsley Bank
5.000%, 1/17/17				$1,310,000		1,310,000		931,850	931,850
Marshall & Ilsley Corp.
4.375%, 8/1/09				1,233,000		1,233,000		1,210,849	1,210,849
5.626%, 8/17/09				269,000		269,000		253,068	253,068
National City Bank/Ohio
6.250%, 3/15/11				1,535,000		1,535,000		1,474,395	1,474,395
6.200%, 12/15/11				755,000		755,000		708,762	708,762
Regions Financial Corp.
6.375%, 5/15/12				915,000		915,000		804,365	804,365
Resona Bank Ltd.
5.850%, 9/29/49(l)§				260,000		260,000		147,388	147,388
Royal Bank of Scotland Group plc
6.400%, 4/1/09				1,021,000		1,021,000		1,022,445	1,022,445
4.125%, 11/14/11			GBP	629,000		629,000		940,905	940,905
5.000%, 10/1/14				600,000		600,000		514,310	514,310
RSHB Capital S.A. (Russian Agricultural Bank OJSC)
6.299%, 5/15/17(m)				$1,455,000		1,455,000		773,171	773,171
7.750%, 5/29/18§				2,600,000		2,600,000		1,677,000	1,677,000
SouthTrust Corp.
5.800%, 6/15/14				1,195,000		1,195,000		1,070,020	1,070,020
Standard Chartered plc
6.409%, 12/31/49(l)§				1,710,000		1,710,000		629,906	629,906
SunTrust Banks, Inc./Georgia
5.450%, 12/1/17				300,000		300,000		278,939	278,939
U.S. Bancorp
5.300%, 4/28/09				1,200,000		1,200,000		1,203,734	1,203,734
U.S. Bank N.A./Ohio
6.375%, 8/1/11				1,600,000		1,600,000		1,664,453	1,664,453
UBS AG/Connecticut
5.750%, 4/25/18				600,000		600,000		544,557	544,557
Union Planters Corp.
7.750%, 3/1/11				778,000		778,000		745,054	745,054
Wachovia Bank N.A.
4.875%, 2/1/15				600,000		600,000		574,441	574,441
Wachovia Corp.
5.300%, 10/15/11				100,000		100,000		96,442	96,442
5.500%, 5/1/13^				840,000		840,000		830,626	830,626
5.750%, 2/1/18				1,000,000		1,000,000		1,001,990	1,001,990
Wells Fargo & Co.
4.200%, 1/15/10				300,000		300,000		300,931	300,931
4.875%, 1/12/11				600,000		600,000		600,023	600,023
4.375%, 1/31/13^				1,000,000		1,000,000		979,216	979,216
5.625%, 12/11/17				500,000		500,000		521,638	521,638
Wells Fargo Bank N.A.
7.550%, 6/21/10^				1,700,000		1,700,000		1,768,918	1,768,918

								45,269,026	45,269,026	3.0%

Consumer Finance
American Express Co.
4.750%, 6/17/09				698,000		698,000		694,405	694,405
6.150%, 8/28/17^				800,000		800,000		771,246	771,246
American Express Credit Corp.
5.875%, 5/2/13				300,000		300,000		287,992	287,992
American General Finance Corp.
5.375%, 9/1/09				615,000		615,000		439,827	439,827
4.875%, 7/15/12				600,000		600,000		253,540	253,540
American Express Credit Corp.
Series C
7.300%, 8/20/13	465,000					465,000	475,971		475,971
Capital One Bank USA N.A.
5.000%, 6/15/09^				1,575,000		1,575,000		1,551,928	1,551,928
6.500%, 6/13/13^				950,000		950,000		846,553	846,553
Capital One Financial Corp.
5.500%, 6/1/15				196,000		196,000		171,018	171,018
6.150%, 9/1/16				100,000		100,000		70,370	70,370

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/ Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
Ford Motor Credit Co. LLC
7.875%, 6/15/10	7,940,000					7,940,000	6,353,429		6,353,429
9.875%, 8/10/11	2,367,000					2,367,000	1,746,183		1,746,183
HSBC Bank USA/New York
4.625%, 4/1/14				600,000		600,000		555,901	555,901
HSBC Finance Corp.
5.250%, 1/14/11				600,000		600,000		581,709	581,709
7.000%, 5/15/12				660,000		660,000		661,002	661,002
6.375%, 11/27/12				600,000		600,000		587,028	587,028
5.000%, 6/30/15				600,000		600,000		532,583	532,583
International Lease Finance Corp.
6.375%, 3/15/09				1,545,000		1,545,000		1,483,305	1,483,305
5.750%, 6/15/11				300,000		300,000		218,785	218,785
6.625%, 11/15/13				600,000		600,000		404,273	404,273
5.650%, 6/1/14				168,000		168,000		109,747	109,747
SLM Corp.
5.400%, 10/25/11				1,061,000		1,061,000		802,576	802,576
5.375%, 1/15/13^				1,565,000		1,565,000		1,147,341	1,147,341
5.375%, 5/15/14				1,260,000		1,260,000		850,341	850,341
8.450%, 6/15/18^				100,000		100,000		79,062	79,062

							8,575,583	13,100,532	21,676,115	1.5%

Diversified Financial Services
Allstate Life Global Funding Trusts
5.375%, 4/30/13^				600,000		600,000		590,639	590,639
Series 04-1
4.500%, 5/29/09^				528,000		528,000		527,544	527,544
Bank of America Corp.
3.375%, 2/17/09				560,000		560,000		558,081	558,081
4.500%, 8/1/10				1,300,000		1,300,000		1,299,553	1,299,553
5.375%, 9/11/12				2,020,000		2,020,000		2,031,148	2,031,148
4.900%, 5/1/13^				2,200,000		2,200,000		2,179,107	2,179,107
5.625%, 10/14/16				1,300,000		1,300,000		1,276,904	1,276,904
7.250%, 10/15/25				100,000		100,000		96,788	96,788
Bank of America N.A.
5.300%, 3/15/17				300,000		300,000		284,858	284,858
Caterpillar Financial Services Corp.
4.500%, 6/15/09				637,000		637,000		635,148	635,148
5.050%, 12/1/10				300,000		300,000		294,465	294,465
4.900%, 8/15/13				300,000		300,000		281,169	281,169
CIT Group, Inc.
7.625%, 11/30/12				300,000		300,000		253,251	253,251
5.850%, 9/15/16				1,565,000		1,565,000		1,101,963	1,101,963
5.650%, 2/13/17				300,000		300,000		208,605	208,605
Citigroup Capital XXI
8.300%, 12/21/57(l)				300,000		300,000		231,371	231,371
Citigroup, Inc.
5.125%, 2/14/11				600,000		600,000		585,595	585,595
5.500%, 4/11/13				2,250,000		2,250,000		2,190,789	2,190,789
6.500%, 8/19/13^				490,000		490,000		494,452	494,452
5.000%, 9/15/14				300,000		300,000		263,875	263,875
5.850%, 8/2/16				600,000		600,000		581,071	581,071
6.125%, 11/21/17	1,115,000					1,115,000	1,126,752		1,126,752
6.125%, 5/15/18^				1,025,000		1,025,000		1,036,400	1,036,400
6.875%, 3/5/38				1,000,000		1,000,000		1,137,887	1,137,887
Countrywide Home Loans, Inc.
4.000%, 3/22/11				24,000		24,000		22,848	22,848
Credit Suisse First Boston USA, Inc.
4.125%, 1/15/10				600,000		600,000		596,205	596,205
6.500%, 1/15/12				300,000		300,000		306,844	306,844
Eksportfinans A/S
5.500%, 5/25/16				4,910,000		4,910,000		5,350,540	5,350,540
General Electric Capital Corp.
7.375%, 1/19/10				600,000		600,000		616,768	616,768
4.375%, 11/21/11				1,140,000		1,140,000		1,113,485	1,113,485
5.875%, 2/15/12^				1,300,000		1,300,000		1,336,546	1,336,546
5.250%, 10/19/12				1,300,000		1,300,000		1,309,374	1,309,374
4.800%, 5/1/13				600,000		600,000		590,335	590,335
5.625%, 5/1/18^				1,100,000		1,100,000		1,107,974	1,107,974
6.750%, 3/15/32				200,000		200,000		212,645	212,645
5.875%, 1/14/38				1,000,000		1,000,000		978,860	978,860
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.
8.875%, 4/1/15 PIK	825,000					825,000	280,500		280,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.125%, 2/15/13	200,000					200,000	138,000		138,000
John Deere Capital Corp.
7.000%, 3/15/12				100,000		100,000		103,713	103,713
5.500%, 4/13/17				300,000		300,000		286,225	286,225
JP Morgan & Co., Inc.
6.250%, 1/15/09^				1,385,000		1,385,000		1,385,125	1,385,125
JPMorgan Chase & Co.
6.750%, 2/1/11				2,675,000		2,675,000		2,742,338	2,742,338
6.625%, 3/15/12				1,300,000		1,300,000		1,331,716	1,331,716
4.750%, 5/1/13				600,000		600,000		592,061	592,061
6.000%, 1/15/18				1,000,000		1,000,000		1,055,524	1,055,524
6.400%, 5/15/38				600,000		600,000		709,776	709,776
7.900%, 4/29/49(l)	705,000					705,000	586,440		586,440
KAR Holdings, Inc.
8.750%, 5/1/14	1,490,000					1,490,000	655,600		655,600
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49(l)				505,000		505,000		351,845	351,845
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18				100,000		100,000		88,791	88,791
8.000%, 3/1/32				600,000		600,000		591,390	591,390
NSG Holdings LLC/NSG Holdings, Inc.
7.750%, 12/15/25§	635,000					635,000	495,300		495,300
Rainbow National Services LLC
8.750%, 9/1/12§	1,305,000					1,305,000	1,174,500		1,174,500
10.375%, 9/1/14§	680,000					680,000	605,200		605,200
Regency Energy Partners LP/ Regency Energy Finance Corp.
8.375%, 12/15/13	2,192,000					2,192,000	1,501,520		1,501,520
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49(l)§				475,000		475,000		226,142	226,142
UFJ Finance Aruba AEC
6.750%, 7/15/13				755,000		755,000		737,935	737,935
Unilever Capital Corp.
7.125%, 11/1/10				300,000		300,000		320,831	320,831

							6,563,812	42,206,499	48,770,311	3.3%

Insurance
Allied World Assurance Co. Holdings Ltd.

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
7.500%, 8/1/16				2,145,000		2,145,000		1,512,193	1,512,193
American International Group, Inc.
8.250%, 8/15/18§				900,000		900,000		658,727	658,727
Assurant, Inc.
5.625%, 2/15/14				495,000		495,000		376,178	376,178
Chubb Corp.
5.750%, 5/15/18				600,000		600,000		576,100	576,100
General Electric Global
Insurance Holdings Corp.
7.000%, 2/15/26				3,435,000		3,435,000		3,253,629	3,253,629
Genworth Financial, Inc.
5.231%, 5/16/09^				520,000		520,000		509,353	509,353
4.750%, 6/15/09^				585,000		585,000		574,744	574,744
6.515%, 5/22/18				1,840,000		1,840,000		638,029	638,029
Liberty Mutual Group, Inc.
5.750%, 3/15/14§				840,000		840,000		543,009	543,009
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14				600,000		600,000		532,307	532,307
MetLife, Inc.
5.000%, 6/15/15				600,000		600,000		562,015	562,015
5.700%, 6/15/35				300,000		300,000		244,298	244,298
Principal Life Income Funding Trusts
5.300%, 4/24/13				300,000		300,000		281,018	281,018
Prudential Financial, Inc.
5.150%, 1/15/13				710,000		710,000		576,699	576,699
5.100%, 9/20/14				300,000		300,000		250,927	250,927
5.700%, 12/14/36				200,000		200,000		124,652	124,652
Travelers Cos., Inc.
6.750%, 6/20/36				700,000		700,000		728,735	728,735
XL Capital Ltd.
5.250%, 9/15/14				1,250,000		1,250,000		694,181	694,181

							—	12,636,794	12,636,794	0.9%

Real Estate Investment Trusts (REITs)
ERP Operating LP
5.250%, 9/15/14^				1,615,000		1,615,000		1,079,001	1,079,001
5.125%, 3/15/16				600,000		600,000		424,506	424,506
Felcor Lodging LP
8.500%, 6/1/11	349,000					349,000	258,260		258,260
HCP, Inc.
5.650%, 12/15/13				300,000		300,000		179,268	179,268
6.000%, 1/30/17				1,965,000		1,965,000		947,020	947,020
Health Care REIT, Inc.
6.200%, 6/1/16				4,700,000		4,700,000		2,683,310	2,683,310
Healthcare Realty Trust, Inc.
5.125%, 4/1/14				2,802,000		2,802,000		1,688,174	1,688,174
ProLogis
5.625%, 11/15/15				800,000		800,000		398,132	398,132
Simon Property Group LP
5.000%, 3/1/12				2,620,000		2,620,000		2,070,046	2,070,046
5.625%, 8/15/14				1,520,000		1,520,000		1,013,807	1,013,807
5.250%, 12/1/16				300,000		300,000		191,695	191,695
Ventas Realty LP/Ventas Capital Corp.
7.125%, 6/1/15	520,000					520,000	406,900		406,900

							665,160	10,674,959	11,340,119	0.8%

Specialized Finance
Toll Brothers Finance Corp.
6.875%, 11/15/12				600,000		600,000		502,422	502,422
5.150%, 5/15/15				165,000		165,000		118,542	118,542

							—	620,964	620,964	0.0%

Thrifts & Mortgage Finance
Countrywide Financial Corp.
6.250%, 5/15/16^				756,000		756,000		717,828	717,828	0.0%

Total Financials							19,446,686	150,639,236	170,085,922	11.4%

Health Care
Biotechnology
Amgen, Inc.
4.850%, 11/18/14				300,000		300,000		295,744	295,744
Genentech, Inc.
5.250%, 7/15/35				300,000		300,000		284,389	284,389

							—	580,133	580,133	0.0%

Health Care Equipment & Supplies
Advanced Medical Optics, Inc.
7.500%, 5/1/17	755,000					755,000	385,050		385,050
Bausch & Lomb, Inc.
9.875%, 11/1/15^§	3,045,000					3,045,000	2,283,750		2,283,750
Baxter FinCo B.V.
4.750%, 10/15/10				1,066,000		1,066,000		1,062,986	1,062,986
Baxter International, Inc.
4.625%, 3/15/15				300,000		300,000		301,438	301,438
6.250%, 12/1/37				100,000		100,000		115,111	115,111
Boston Scientific Corp.
6.400%, 6/15/16	2,020,000					2,020,000	1,727,100		1,727,100
Covidien International Finance S.A.
6.000%, 10/15/17				100,000		100,000		98,650	98,650

							4,395,900	1,578,185	5,974,085	0.4%

Health Care Providers & Services
Aetna, Inc.
6.000%, 6/15/16				300,000		300,000		275,920	275,920
Cardinal Health, Inc.
5.500%, 6/15/13				300,000		300,000		283,603	283,603
CIGNA Corp.
7.875%, 5/15/27				100,000		100,000		92,626	92,626
Community Health Systems, Inc.
8.875%, 7/15/15^	2,005,000					2,005,000	1,844,600		1,844,600
Term Loan
0.000%, 12/31/49(l)(t)	66,792					66,792	51,780		51,780
4.439%, 12/31/49(l)	159,278					159,278	123,480		123,480
4.446%, 12/31/49(l)	1,145,857					1,145,857	888,325		888,325
HCA, Inc.
6.950%, 5/1/12	1,179,000					1,179,000	966,780		966,780
6.300%, 10/1/12	850,000					850,000	599,250		599,250
6.750%, 7/15/13	4,000,000					4,000,000	2,520,000		2,520,000
9.625%, 11/15/16 PIK	1,640,000					1,640,000	1,279,200		1,279,200
Medco Health Solutions, Inc.
7.125%, 3/15/18				100,000		100,000		92,409	92,409
Tenet Healthcare Corp.

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/ Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
9.250%, 2/1/15^	3,400,000					3,400,000	2,737,000		2,737,000
UnitedHealth Group, Inc.
4.125%, 8/15/09				580,000		580,000		570,977	570,977
5.250%, 3/15/11				2,165,000		2,165,000		2,035,672	2,035,672
WellPoint, Inc.
4.250%, 12/15/09				1,581,000		1,581,000		1,520,396	1,520,396
5.850%, 1/15/36				100,000		100,000		81,693	81,693

							11,010,415	4,953,296	15,963,711	1.1%

Life Sciences Tools & Services
Fisher Scientific International, Inc.
6.750%, 8/15/14				522,000		522,000		493,290	493,290
6.125%, 7/1/15	75,000			1,606,000		1,681,000	66,094	1,415,288	1,481,382

							66,094	1,908,578	1,974,672	0.1%

Pharmaceuticals
Abbott Laboratories, Inc.
3.500%, 2/17/09				597,000		597,000		597,850	597,850
5.600%, 5/15/11				300,000		300,000		316,755	316,755
5.875%, 5/15/16				300,000		300,000		324,920	324,920
AstraZeneca plc
5.400%, 9/15/12				300,000		300,000		316,826	316,826
6.450%, 9/15/37				300,000		300,000		341,004	341,004
Bristol-Myers Squibb Co.
5.450%, 5/1/18				300,000		300,000		310,615	310,615
Eli Lilly & Co.
5.200%, 3/15/17				200,000		200,000		203,102	203,102
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13^				300,000		300,000		300,917	300,917
5.650%, 5/15/18				100,000		100,000		105,033	105,033
6.375%, 5/15/38				300,000		300,000		338,950	338,950
Johnson & Johnson
5.150%, 7/15/18				300,000		300,000		330,345	330,345
5.850%, 7/15/38				100,000		100,000		120,815	120,815
Merck & Co., Inc.
6.400%, 3/1/28				300,000		300,000		331,075	331,075
Schering-Plough Corp.
6.000%, 9/15/17				300,000		300,000		296,973	296,973
Wyeth
5.500%, 3/15/13				300,000		300,000		305,585	305,585
5.500%, 2/1/14^				747,000		747,000		758,794	758,794
6.000%, 2/15/36				100,000		100,000		107,291	107,291
5.950%, 4/1/37				250,000		250,000		277,572	277,572

								5,684,422	5,684,422	0.4%

Total Health Care							15,472,409	14,704,614	30,177,023	2.0%

Industrials
Aerospace & Defense
Boeing Capital Corp.
6.500%, 2/15/12				300,000		300,000		306,623	306,623
Boeing Co.
6.125%, 2/15/33				100,000		100,000		104,184	104,184
Bombardier, Inc.
6.750%, 5/1/12§	520,000					520,000	461,500		461,500
DRS Technologies, Inc.
6.625%, 2/1/16	750,000					750,000	750,000		750,000
Esterline Technologies Corp.
7.750%, 6/15/13	1,365,000					1,365,000	1,187,550		1,187,550
General Dynamics Corp.
4.250%, 5/15/13				300,000		300,000		299,986	299,986
Honeywell International, Inc.
4.250%, 3/1/13				300,000		300,000		299,421	299,421
L-3 Communications Corp.
6.125%, 7/15/13	75,000					75,000	69,000		69,000
Series B 3
6.375%, 10/15/15	430,000					430,000	402,050		402,050
Lockheed Martin Corp.
Series B
6.150%, 9/1/36				350,000		350,000		379,480	379,480
Moog, Inc.
6.250%, 1/15/15	450,000					450,000	360,000		360,000
Northrop Grumman Systems Corp.
7.125%, 2/15/11				100,000		100,000		103,976	103,976
Raytheon Co.
6.400%, 12/15/18				300,000		300,000		324,754	324,754
TransDigm, Inc.
7.750%, 7/15/14	665,000					665,000	545,300		545,300
United Technologies Corp.
5.375%, 12/15/17^				300,000		300,000		303,269	303,269
6.125%, 7/15/38				100,000		100,000		108,678	108,678

							3,775,400	2,230,371	6,005,771	0.4%

Air Freight & Logistics
United Parcel Service, Inc.
4.500%, 1/15/13				300,000		300,000		309,463	309,463
6.200%, 1/15/38^				200,000		200,000		220,491	220,491

								529,954	529,954	0.0%

Airlines
UAL Pass Through Trust
Series 2007-1
6.636%, 7/2/22				627,963		627,963		368,928	368,928	0.0%

Building Products
CRH America, Inc.
8.125%, 7/15/18				100,000		100,000		72,200	72,200
Masco Corp.
4.800%, 6/15/15				4,160,000		4,160,000		2,812,114	2,812,114
6.125%, 10/3/16				1,590,000		1,590,000		1,091,298	1,091,298

								3,975,612	3,975,612	0.3%

Commercial Services & Supplies
Allied Waste North America, Inc.
7.250%, 3/15/15	625,000					625,000	581,250		581,250
ARAMARK Corp.
8.500%, 2/1/15	2,430,000					2,430,000	2,199,150		2,199,150
Browing-Ferris Industries, Inc.
7.400%, 9/15/35	723,000					723,000	596,452		596,452
Corrections Corp. of America
7.500%, 5/1/11	195,000					195,000	193,050		193,050
6.750%, 1/31/14	375,000					375,000	349,687		349,687
DI Finance/DynCorp International
Series B

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
9.500%, 2/15/13	1,451,000					1,451,000	1,264,184		1,264,184
Pitney Bowes, Inc.
4.750%, 1/15/16				100,000		100,000		92,639	92,639
R.R. Donnelley & Sons Co.
4.950%, 4/1/14				1,315,000		1,315,000		996,773	996,773
Waste Management, Inc.
6.875%, 5/15/09^				825,000		825,000		821,170	821,170
5.000%, 3/15/14				100,000		100,000		85,803	85,803
7.000%, 7/15/28				100,000		100,000		82,946	82,946

							5,183,773	2,079,331	7,263,104	0.5%

Electrical Equipment
Baldor Electric Co.
8.625%, 2/15/17	1,125,000					1,125,000	838,125		838,125
Emerson Electric Co.
5.250%, 10/15/18				100,000		100,000		102,139	102,139
General Cable Corp.
7.125%, 4/1/17	1,195,000					1,195,000	788,700		788,700
Thomas & Betts Corp.
7.250%, 6/1/13	120,000					120,000	123,946		123,946

							1,750,771	102,139	1,852,910	0.1%

Industrial Conglomerates
3M Co.
4.375%, 8/15/13				100,000		100,000		105,016	105,016
6.375%, 2/15/28				100,000		100,000		115,143	115,143
General Electric Co.
5.000%, 2/1/13				300,000		300,000		303,387	303,387
Hutchison Whampoa International Ltd.
7.450%, 11/24/33§				1,035,000		1,035,000		924,379	924,379
Philips Electronics N.V.
6.875%, 3/11/38				300,000		300,000		284,751	284,751
Textron Financial Corp.
4.600%, 5/3/10				600,000		600,000		520,058	520,058
Tyco International Finance S.A.
6.000%, 11/15/13				1,160,000		1,160,000		1,088,446	1,088,446

							—	3,341,180	3,341,180	0.3%

Machinery
Caterpillar, Inc.
6.050%, 8/15/36				100,000		100,000		97,377	97,377
Danaher Corp.
5.625%, 1/15/18				600,000		600,000		617,302	617,302
Douglas Dynamics LLC
7.750%, 1/15/12§	350,000					350,000	182,000		182,000
Dover Corp.
6.600%, 3/15/38				100,000		100,000		113,029	113,029
Terex Corp.
8.000%, 11/15/17	790,000					790,000	671,500		671,500

							853,500	827,708	1,681,208	0.1%

Road & Rail
Burlington Northern Santa Fe Corp.
6.150%, 5/1/37				100,000		100,000		92,102	92,102
Burlington Resources Finance Co.
7.200%, 8/15/31				100,000		100,000		106,987	106,987
Canadian National Railway Co.
6.200%, 6/1/36				350,000		350,000		376,800	376,800
Canadian Pacific Railway Co.
6.500%, 5/15/18				300,000		300,000		264,583	264,583
CSX Corp.
6.250%, 4/1/15^				100,000		100,000		98,161	98,161
6.150%, 5/1/37				100,000		100,000		80,021	80,021
Hertz Corp.
8.875%, 1/1/14	1,795,000					1,795,000	1,103,925		1,103,925
Norfolk Southern Corp.
6.200%, 4/15/09				640,000		640,000		640,817	640,817
7.700%, 5/15/17				200,000		200,000		214,383	214,383
5.750%, 4/1/18				500,000		500,000		486,524	486,524
Union Pacific Corp.
6.500%, 4/15/12				300,000		300,000		308,000	308,000
6.150%, 5/1/37				100,000		100,000		92,692	92,692
United Rentals North America, Inc.
6.500%, 2/15/12	2,475,000					2,475,000	1,955,250		1,955,250

							3,059,175	2,761,070	5,820,245	0.4%

Total Industrials							14,622,619	16,216,293	30,838,912	2.1%

Information Technology
Communications Equipment
Cisco Systems, Inc.
5.250%, 2/22/11				300,000		300,000		311,440	311,440
5.500%, 2/22/16				200,000		200,000		211,835	211,835
Motorola, Inc.
7.625%, 11/15/10^				122,000		122,000		108,122	108,122
6.000%, 11/15/17				300,000		300,000		161,770	161,770
7.500%, 5/15/25				145,000		145,000		79,443	79,443
6.500%, 9/1/25				895,000		895,000		442,977	442,977

							—	1,315,587	1,315,587	0.1%

Computers & Peripherals
Dell, Inc.
6.500%, 4/15/38				300,000		300,000		249,944	249,944
Hewlett-Packard Co.
4.500%, 3/1/13^				600,000		600,000		609,050	609,050
International Business Machines Corp.
4.750%, 11/29/12				300,000		300,000		309,837	309,837
5.700%, 9/14/17				600,000		600,000		641,469	641,469
5.875%, 11/29/32				100,000		100,000		105,221	105,221

							—	1,915,521	1,915,521	0.1%

IT Services
Computer Sciences Corp.
5.500%, 3/15/13§				760,000		760,000		680,886	680,886
Electronic Data Systems Corp.
7.450%, 10/15/29				765,000		765,000		828,739	828,739
Series B
6.000%, 8/1/13				1,219,000		1,219,000		1,263,165	1,263,165
SunGard Data Systems, Inc.
9.125%, 8/15/13	2,041,000					2,041,000	1,765,465		1,765,465
4.875%, 1/15/14	495,000					495,000	341,550		341,550

							2,107,015	2,772,790	4,879,805	0.3%

Office Electronics
Xerox Capital Trust I

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
8.000%, 2/1/27				5,205,000		5,205,000		3,554,442	3,554,442
Xerox Corp.
9.750%, 1/15/09				1,062,000		1,062,000		1,059,632	1,059,632
7.625%, 6/15/13				295,000		295,000		246,206	246,206
6.350%, 5/15/18				300,000		300,000		234,628	234,628

								5,094,908	5,094,908	0.4%

Semiconductors & Semiconductor Equipment
Sensata Technologies B.V.
8.000%, 5/1/14	455,000					455,000	204,750		204,750	0.0%

Software
Oracle Corp.
5.000%, 1/15/11				600,000		600,000		616,186	616,186
5.750%, 4/15/18				800,000		800,000		836,775	836,775

								1,452,961	1,452,961	0.1%

Total Information Technology							2,311,765	12,551,767	14,863,532	1.0%

Materials
Chemicals
Airgas, Inc.
6.250%, 7/15/14	340,000					340,000	289,000		289,000
Dow Chemical Co.
7.375%, 11/1/29				100,000		100,000		94,178	94,178
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13				300,000		300,000		301,805	301,805
5.250%, 12/15/16^				100,000		100,000		99,382	99,382
Lubrizol Corp.
4.625%, 10/1/09				585,000		585,000		574,610	574,610
Monsanto Co.
7.375%, 8/15/12				300,000		300,000		333,791	333,791
5.125%, 4/15/18^				100,000		100,000		104,922	104,922
5.875%, 4/15/38				300,000		300,000		321,739	321,739
Mosaic Co.
7.625%, 12/1/16§	1,200,000					1,200,000	960,000		960,000
Nalco Co.
7.750%, 11/15/11	1,005,000					1,005,000	964,800		964,800
PPG Industries, Inc.
5.750%, 3/15/13				960,000		960,000		949,379	949,379
Rohm & Haas Co.
5.600%, 3/15/13				800,000		800,000		772,446	772,446

							2,213,800	3,552,252	5,766,052	0.4%

Construction Materials
Lafarge S.A.
6.150%, 7/15/11				783,000		783,000		681,743	681,743
Texas Industries, Inc.
7.250%, 7/15/13§	345,000					345,000	266,512		266,512
7.250%, 7/15/13	1,275,000					1,275,000	984,938		984,938
U.S. Concrete, Inc.
8.375%, 4/1/14	560,000					560,000	302,400		302,400

							1,553,850	681,743	2,235,593	0.2%

Containers & Packaging
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/15	1,690,000					1,690,000	1,681,550		1,681,550
Packaging Corp. of America
5.750%, 8/1/13				1,675,000		1,675,000		1,482,562	1,482,562

							1,681,550	1,482,562	3,164,112	0.2%

Metals & Mining
Alcoa, Inc.
6.000%, 7/15/13				300,000		300,000		271,255	271,255
6.750%, 7/15/18				295,000		295,000		241,350	241,350
5.900%, 2/1/27				300,000		300,000		197,338	197,338
ArcelorMittal S.A.
5.375%, 6/1/13				300,000		300,000		226,244	226,244
6.125%, 6/1/18^				1,930,000		1,930,000		1,321,583	1,321,583
Arch Western Finance LLC
6.750%, 7/1/13	1,610,000					1,610,000	1,400,700		1,400,700
Barrick N.A. Finance LLC
7.500%, 9/15/38				100,000		100,000		87,437	87,437
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13				300,000		300,000		278,464	278,464
7.250%, 3/1/16				862,000		862,000		872,225	872,225
California Steel Industries, Inc.
6.125%, 3/15/14	1,750,000					1,750,000	1,050,000		1,050,000
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	195,000			605,000		800,000	165,750	514,250	680,000
8.375%, 4/1/17	3,180,000			500,000		3,680,000	2,607,600	410,000	3,017,600
Ispat Inland ULC
9.750%, 4/1/14				510,000		510,000		436,520	436,520
Novelis, Inc.
7.250%, 2/15/15	1,595,000					1,595,000	925,100		925,100
Nucor Corp.
5.750%, 12/1/17				300,000		300,000		296,490	296,490
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13				300,000		300,000		238,954	238,954
6.500%, 7/15/18				300,000		300,000		219,951	219,951
7.125%, 7/15/28				100,000		100,000		70,597	70,597
Steel Dynamics, Inc.
7.375%, 11/1/12	805,000					805,000	587,650		587,650
6.750%, 4/1/15	1,080,000					1,080,000	745,200		745,200
United States Steel Corp.
5.650%, 6/1/13				1,364,000		1,364,000		1,020,219	1,020,219
Vale Overseas Ltd.
6.875%, 11/21/36				600,000		600,000		544,620	544,620

							7,482,000	7,247,497	14,729,497	1.0%

Paper & Forest Products
Celulosa Arauco y Constitucion S.A.
8.625%, 8/15/10				359,000		359,000		372,962	372,962
Domtar Corp.
7.875%, 10/15/11	1,650,000					1,650,000	1,402,500		1,402,500
Georgia-Pacific LLC
8.125%, 5/15/11	1,375,000					1,375,000	1,292,500		1,292,500
9.500%, 12/1/11	455,000					455,000	429,975		429,975
International Paper Co.
4.250%, 1/15/09				627,000		627,000		626,274	626,274
7.400%, 6/15/14				1,670,000		1,670,000		1,368,914	1,368,914

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
5.300%, 4/1/15				1,915,000		1,915,000		1,331,245	1,331,245
Newark Group, Inc.
9.750%, 3/15/14	1,150,000					1,150,000	109,250		109,250
Westvaco Corp.
8.200%, 1/15/30				1,130,000		1,130,000		860,025	860,025
Weyerhaeuser Co.
6.950%, 10/1/27				100,000		100,000		64,266	64,266
7.375%, 3/15/32				300,000		300,000		194,775	194,775

							3,234,225	4,818,461	8,052,686	0.5%

Total Materials							16,165,425	17,782,515	33,947,940	2.3%

Telecommunication Services
Diversified Telecommunication Services
AT&T Corp.
7.300%, 11/15/11				600,000		600,000		623,380	623,380
8.000%, 11/15/31				400,000		400,000		502,454	502,454
AT&T, Inc.
4.125%, 9/15/09				770,000		770,000		773,155	773,155
4.950%, 1/15/13^				300,000		300,000		301,658	301,658
5.100%, 9/15/14				300,000		300,000		294,896	294,896
5.625%, 6/15/16				600,000		600,000		602,689	602,689
6.300%, 1/15/38				700,000		700,000		739,977	739,977
6.400%, 5/15/38^				300,000		300,000		321,354	321,354
BellSouth Capital Funding Corp.
7.750%, 2/15/10				300,000		300,000		310,524	310,524
British Telecommunications plc
8.625%, 12/15/10				1,700,000		1,700,000		1,748,788	1,748,788
Deutsche Telekom International Finance B.V.
8.750%, 6/15/30				700,000		700,000		863,199	863,199
Embarq Corp.
6.738%, 6/1/13				420,000		420,000		354,900	354,900
7.082%, 6/1/16				1,665,000		1,665,000		1,282,050	1,282,050
7.995%, 6/1/36				100,000		100,000		67,500	67,500
France Telecom S.A.
7.750%, 3/1/11				600,000		600,000		631,382	631,382
Frontier Communications Corp.
6.250%, 1/15/13	1,460,000					1,460,000	1,241,000		1,241,000
9.000%, 8/15/31	1,755,000					1,755,000	1,105,650		1,105,650
Level 3 Financing, Inc.
9.250%, 11/1/14	710,000					710,000	411,800		411,800
Pacific Bell Telephone Co.
6.625%, 10/15/34				1,970,000		1,970,000		1,581,778	1,581,778
Qwest Corp.
7.875%, 9/1/11^				1,540,000		1,540,000		1,416,800	1,416,800
8.875%, 3/15/12	1,275,000			1,145,000		2,420,000	1,179,375	1,059,125	2,238,500
7.500%, 10/1/14				285,000		285,000		236,550	236,550
Sprint Capital Corp.
8.375%, 3/15/12	4,535,000					4,535,000	3,628,000		3,628,000
6.900%, 5/1/19	2,365,000					2,365,000	1,679,150		1,679,150
Telecom Italia Capital S.A.
4.000%, 1/15/10				2,405,000		2,405,000		2,212,600	2,212,600
5.250%, 11/15/13				300,000		300,000		228,750	228,750
5.250%, 10/1/15				600,000		600,000		456,750	456,750
Telefonica Emisiones S.A.U.
6.421%, 6/20/16				1,200,000		1,200,000		1,197,917	1,197,917
7.045%, 6/20/36				500,000		500,000		545,766	545,766
Telesat Canada Corp.
Bank Loan
5.200%, 10/15/14(l)	250,407					250,407	170,545		170,545
5.670%, 10/15/14(l)	15,909					15,909	10,835		10,835
6.280%, 10/15/14(l)	125,092					125,092	85,196		85,196
6.420%, 10/15/14(l)	1,093,340					1,093,340	744,642		744,642
6.520%, 10/15/14(l)	348,176					348,176	237,132		237,132
6.770%, 10/15/14(l)	53,547					53,547	36,470		36,470
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	2,225,000					2,225,000	1,824,500		1,824,500
Verizon Communications, Inc.
7.250%, 12/1/10				600,000		600,000		629,017	629,017
7.375%, 9/1/12				600,000		600,000		627,694	627,694
4.350%, 2/15/13	20,000					20,000	19,344		19,344
5.250%, 4/15/13				755,000		755,000		757,888	757,888
5.500%, 2/15/18				1,000,000		1,000,000		961,846	961,846
7.750%, 12/1/30^				700,000		700,000		776,229	776,229
6.900%, 4/15/38				100,000		100,000		112,525	112,525
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12				545,000		545,000		536,526	536,526
West Corp.
11.000%, 10/15/16^	460,000					460,000	213,900		213,900
Windstream Corp.
8.625%, 8/1/16	725,000					725,000	641,625		641,625

							13,229,164	22,755,667	35,984,831	2.4%

Wireless Telecommunication Services
America Movil S.A.B. de C.V.
6.375%, 3/1/35				100,000		100,000		84,801	84,801
Cricket Communications, Inc.
9.375%, 11/1/14	2,120,000					2,120,000	1,908,000		1,908,000
MetroPCS Wireless, Inc.
9.250%, 11/1/14	1,535,000					1,535,000	1,373,825		1,373,825
Nextel Communications, Inc.
Series D
7.375%, 8/1/15	630,000					630,000	264,600		264,600
Series E
6.875%, 10/31/13	1,195,000					1,195,000	507,875		507,875
New Cingular Wireless Services, Inc.
7.875%, 3/1/11				660,000		660,000		683,260	683,260
8.125%, 5/1/12				300,000		300,000		321,711	321,711
8.750%, 3/1/31				660,000		660,000		825,057	825,057
Rogers Communications, Inc.
6.800%, 8/15/18				100,000		100,000		101,043	101,043
7.500%, 8/15/38				100,000		100,000		108,362	108,362
U.S. Cellular Corp.
6.700%, 12/15/33				905,000		905,000		652,233	652,233
Vodafone Group plc
7.750%, 2/15/10				1,475,000		1,475,000		1,507,472	1,507,472
5.000%, 12/16/13				300,000		300,000		288,592	288,592
5.625%, 2/27/17^				600,000		600,000		565,349	565,349

							4,054,300	5,137,880	9,192,180	0.6%

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
Total Telecommunication Services							17,283,464	27,893,547	45,177,011	3.0%

Utilities
Electric Utilities
Appalachian Power Co.
7.000%, 4/1/38				250,000		250,000		247,294	247,294
Baltimore Gas & Electric Co.
6.125%, 7/1/13				500,000		500,000		462,628	462,628
Carolina Power & Light Co.
6.500%, 7/15/12				1,480,000		1,480,000		1,457,329	1,457,329
6.300%, 4/1/38				500,000		500,000		551,013	551,013
Columbus Southern Power Co.
Series C
5.500%, 3/1/13				300,000		300,000		288,710	288,710
Commonwealth Edison Co.
6.450%, 1/15/38				600,000		600,000		536,406	536,406
Consolidated Edison Co. of New York, Inc.
Series 07-A
6.300%, 8/15/37				100,000		100,000		100,163	100,163
Series 08-B
6.750%, 4/1/38				100,000		100,000		106,847	106,847
Cooper U.S., Inc.
5.250%, 11/15/12				100,000		100,000		101,012	101,012
Duke Energy Carolinas LLC
Series C
7.000%, 11/15/18				150,000		150,000		173,113	173,113
Duke Energy Corp.
5.650%, 6/15/13				600,000		600,000		588,535	588,535
Duke Energy Ohio, Inc.
5.700%, 9/15/12				300,000		300,000		295,116	295,116
Edison Mission Energy
7.500%, 6/15/13	200,000					200,000	183,000		183,000
7.750%, 6/15/16	300,000					300,000	267,000		267,000
7.000%, 5/15/17	755,000					755,000	656,850		656,850
Exelon Corp.
6.750%, 5/1/11				655,000		655,000		639,258	639,258
4.900%, 6/15/15				300,000		300,000		245,949	245,949
Exelon Generation Co. LLC
6.200%, 10/1/17				100,000		100,000		86,001	86,001
FirstEnergy Corp.
Series B
6.450%, 11/15/11				585,000		585,000		552,975	552,975
Series C
7.375%, 11/15/31				975,000		975,000		922,366	922,366
Florida Power & Light Co.
5.950%, 2/1/38				350,000		350,000		389,847	389,847
FPL Group Capital, Inc.
5.625%, 9/1/11				905,000		905,000		917,770	917,770
Intergen N.V.
9.000%, 6/30/17§	3,910,000					3,910,000	3,206,200		3,206,200
MidAmerican Energy Co.
5.750%, 11/1/35				100,000		100,000		88,378	88,378
MidAmerican Energy Holdings Co.
5.875%, 10/1/12				1,430,000		1,430,000		1,426,442	1,426,442
6.125%, 4/1/36				300,000		300,000		278,953	278,953
5.950%, 5/15/37				100,000		100,000		90,675	90,675
6.500%, 9/15/37				300,000		300,000		292,843	292,843
Mirant North America LLC
7.375%, 12/31/13	1,020,000					1,020,000	979,200		979,200
Nevada Power Co.
6.500%, 8/1/18				300,000		300,000		288,635	288,635
Northern States Power Co.
5.250%, 3/1/18				300,000		300,000		298,901	298,901
Oncor Electric Delivery Co.
6.375%, 5/1/12				100,000		100,000		96,178	96,178
Pacific Gas & Electric Co.
4.800%, 3/1/14				1,270,000		1,270,000		1,247,211	1,247,211
6.050%, 3/1/34				300,000		300,000		318,618	318,618
PPL Energy Supply LLC
6.500%, 5/1/18				100,000		100,000		81,167	81,167
Progress Energy, Inc.
7.100%, 3/1/11				571,000		571,000		565,935	565,935
Public Service Co. of Colorado
7.875%, 10/1/12				450,000		450,000		473,248	473,248
Public Service Electric & Gas Co.
5.375%, 9/1/13				300,000		300,000		295,476	295,476
South Carolina Electric & Gas Co.
6.050%, 1/15/38				100,000		100,000		104,397	104,397
Southern California Edison Co.
5.750%, 3/15/14				600,000		600,000		628,763	628,763
Series 08-A
5.950%, 2/1/38				100,000		100,000		111,385	111,385
Southern Co.
Series A
5.300%, 1/15/12				600,000		600,000		605,874	605,874
Southern Natural Gas Co.
5.900%, 4/1/17§				500,000		500,000		396,229	396,229
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§				3,950,000		3,950,000		3,958,319	3,958,319
Tenaska Alabama Partners LP
7.000%, 6/30/21§	599,429					599,429	470,155		470,155
Texas Competitive Electric Holdings Co. LLC
5.368%, 10/31/14(l)	2,146,450					2,146,450	1,483,734		1,483,734
5.888%, 10/31/14(l)	368,750					368,750	254,898		254,898
7.262%, 10/31/14(l)	19,200					19,200	13,272		13,272

Union Electric Co.
6.700%, 2/1/19				300,000		300,000		273,354	273,354
Virginia Electric & Power Co.
Series A
4.750%, 3/1/13				300,000		300,000		288,532	288,532
6.000%, 5/15/37				100,000		100,000		96,857	96,857

							7,514,309	20,968,702	28,483,011	1.9%

Gas Utilities
AmeriGas Partners LP
7.250%, 5/20/15	690,000					690,000	562,350		562,350
AmeriGas Partners LP/ AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	1,150,000					1,150,000	920,000		920,000
Knight, Inc.

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
5.150%, 3/1/15	610,000					610,000	454,450		454,450
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
6.875%, 12/15/13	980,000					980,000	803,600		803,600
Oneok, Inc.
6.000%, 6/15/35				100,000		100,000		68,529	68,529

							2,740,400	68,529	2,808,929	0.2%

Independent Power Producers & Energy Traders
AES Corp.
8.750%, 5/15/13§	125,000					125,000	120,000		120,000
8.000%, 10/15/17	2,430,000					2,430,000	1,992,600		1,992,600
Dynegy Holdings, Inc.
8.375%, 5/1/16	1,955,000					1,955,000	1,388,050		1,388,050
7.750%, 6/1/19	2,555,000					2,555,000	1,762,950		1,762,950
Energy Future Holdings Corp.
10.875%, 11/1/17§	4,615,000					4,615,000	3,276,650		3,276,650
NRG Energy, Inc.
7.375%, 2/1/16	35,000					35,000	32,550		32,550
7.375%, 1/15/17	1,940,000					1,940,000	1,784,800		1,784,800
Reliant Energy, Inc.
7.875%, 6/15/17	1,710,000					1,710,000	1,385,100		1,385,100
Tennessee Valley Authority
5.500%, 7/18/17				600,000		600,000		704,780	704,780

							11,742,700	704,780	12,447,480	0.8%

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
Multi-Utilities
CenterPoint Energy Resources Corp.
Series B
7.875%, 4/1/13				300,000		300,000		277,888	277,888
DCP Midstream LLC
7.875%, 8/16/10				400,000		400,000		393,247	393,247
Dominion Resources, Inc.
Series A
5.000%, 12/1/14				300,000		300,000		275,450	275,450
Series B
5.950%, 6/15/35				100,000		100,000		85,444	85,444
DTE Energy Co.
6.350%, 6/1/16				300,000		300,000		268,855	268,855
NiSource Finance Corp.
7.875%, 11/15/10				660,000		660,000		603,960	603,960
6.800%, 1/15/19				1,385,000		1,385,000		870,823	870,823
5.450%, 9/15/20				100,000		100,000		53,559	53,559
Sempra Energy
6.000%, 2/1/13				300,000		300,000		288,015	288,015
Veolia Environnement
6.000%, 6/1/18^				885,000		885,000		784,469	784,469
Wisconsin Energy Corp.
6.250%, 5/15/67(l)				765,000		765,000		378,675	378,675

								4,280,385	4,280,385	0.3%

Total Utilities							21,997,409	26,022,396	48,019,805	3.2%

Total Corporate Bonds							177,416,525	339,450,868	516,867,393	34.7%

Government Securities
Foreign Governments
Export Development Canada
3.500%, 5/16/13				600,000		600,000		635,412	635,412
Federative Republic of Brazil
10.250%, 6/17/13				1,000,000		1,000,000		1,225,000	1,225,000
8.875%, 10/14/19				300,000		300,000		366,000	366,000
8.875%, 4/15/24				600,000		600,000		744,000	744,000
10.125%, 5/15/27				100,000		100,000		138,000	138,000
8.250%, 1/20/34				1,630,000		1,630,000		1,985,584	1,985,584
Oesterreichische Kontrollbank AG
2.875%, 3/15/11				600,000		600,000		609,073	609,073
4.750%, 10/16/12				300,000		300,000		325,340	325,340
Province of Manitoba
5.000%, 2/15/12				600,000		600,000		644,632	644,632
Province of Nova Scotia
5.125%, 1/26/17				300,000		300,000		339,580	339,580
Province of Ontario
4.950%, 6/1/12				500,000		500,000		528,861	528,861
4.950%, 11/28/16				600,000		600,000		650,918	650,918
Province of Quebec
4.875%, 5/5/14				600,000		600,000		623,575	623,575
4.625%, 5/14/18^				600,000		600,000		615,325	615,325
7.500%, 9/15/29				500,000		500,000		710,201	710,201
Republic of Italy
3.500%, 7/15/11				1,600,000		1,600,000		1,650,004	1,650,004
5.250%, 9/20/16				1,300,000		1,300,000		1,406,769	1,406,769
Republic of Peru
6.550%, 3/14/37				300,000		300,000		267,750	267,750
Republic of South Africa
5.875%, 5/30/22				700,000		700,000		588,000	588,000
Russian Federation
7.500%, 3/31/30(e)(m)				4,218,900		4,218,900		3,679,556	3,679,556
State of Israel
5.125%, 3/1/14				100,000		100,000		104,476	104,476
Svensk Exportkredit AB
5.125%, 3/1/17				300,000		300,000		328,731	328,731
United Kingdom Gilt
4.250%, 3/7/11			GBP	1,240,186		1,240,186		1,876,172	1,876,172
5.000%, 3/7/12			GBP	3,420,000		3,420,000		5,326,405	5,326,405
United Mexican States
6.375%, 1/16/13				$300,000		300,000		315,000	315,000
5.625%, 1/15/17^				600,000		600,000		600,000	600,000
8.300%, 8/15/31				300,000		300,000		367,500	367,500
6.050%, 1/11/40				100,000		100,000		97,000	97,000

							—	26,748,864	26,748,864	1.8%

Municipal Bond
Illinois State
5.100%, 6/1/33				1,200,000		1,200,000	—	1,054,128	1,054,128	0.1%

Supranational
Asian Development Bank
3.000%, 2/15/11				600,000		600,000		609,467	609,467
4.250%, 10/20/14				600,000		600,000		668,223	668,223
5.500%, 6/27/16				1,375,000		1,375,000		1,637,094	1,637,094
European Investment Bank
5.000%, 2/8/10				1,000,000		1,000,000		1,032,530	1,032,530
3.125%, 7/15/11				2,300,000		2,300,000		2,364,308	2,364,308
4.250%, 7/15/13^				1,600,000		1,600,000		1,708,690	1,708,690
4.875%, 1/17/17				600,000		600,000		672,926	672,926
4.875%, 2/15/36				725,000		725,000		799,102	799,102
Inter-American Development Bank
4.375%, 9/20/12				600,000		600,000		646,491	646,491
5.125%, 9/13/16				1,840,000		1,840,000		2,066,206	2,066,206
International Bank for Reconstruction & Development
5.000%, 4/1/16				600,000		600,000		671,602	671,602
9.250%, 7/15/17				865,000		865,000		1,268,196	1,268,196
4.750%, 2/15/35				100,000		100,000		116,535	116,535
Japan Bank for International Cooperation
4.250%, 6/18/13				600,000		600,000		620,202	620,202
Nordic Investment Bank
3.625%, 6/17/13				600,000		600,000		624,460	624,460
5.000%, 2/1/17				1,540,000		1,540,000		1,801,341	1,801,341

							—	17,307,373	17,307,373	1.2%

U.S. Government Agencies
Federal Farm Credit Bank
3.875%, 8/25/11^				100,000		100,000		106,253	106,253
4.100%, 5/15/13				100,000		100,000		100,895	100,895

	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
Security Description	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
Federal Home Loan Bank
3.750%, 1/8/10				3,300,000		3,300,000		3,401,495	3,401,495
2.375%, 4/30/10^				3,200,000		3,200,000		3,265,085	3,265,085
3.375%, 8/13/10				4,000,000		4,000,000		4,152,636	4,152,636
4.375%, 10/22/10				3,200,000		3,200,000		3,379,872	3,379,872
5.375%, 8/19/11				2,300,000		2,300,000		2,527,337	2,527,337
5.125%, 8/14/13^				1,300,000		1,300,000		1,449,916	1,449,916
4.000%, 9/6/13^				1,600,000		1,600,000		1,707,707	1,707,707
5.500%, 8/13/14				1,300,000		1,300,000		1,498,921	1,498,921
5.000%, 11/17/17^				2,000,000		2,000,000		2,292,998	2,292,998
5.500%, 7/15/36				300,000		300,000		384,459	384,459
Federal Home Loan Mortgage Corp.
4.875%, 2/9/10				3,300,000		3,300,000		3,436,303	3,436,303
4.125%, 7/12/10				8,400,000		8,400,000		8,732,069	8,732,069
3.600%, 5/20/11				100,000		100,000		101,051	101,051
3.875%, 6/29/11^				6,700,000		6,700,000		7,130,227	7,130,227
4.500%, 7/15/13				3,300,000		3,300,000		3,590,248	3,590,248
5.000%, 7/15/14				2,000,000		2,000,000		2,253,164	2,253,164
5.000%, 4/18/17				400,000		400,000		457,301	457,301
5.000%, 4/30/18				100,000		100,000		99,517	99,517
4.875%, 6/13/18^				2,500,000		2,500,000		2,873,225	2,873,225
6.750%, 3/15/31^				600,000		600,000		879,863	879,863
6.250%, 7/15/32^				300,000		300,000		418,965	418,965
5.500%, 1/1/35				3,174,732		3,174,732		3,255,724	3,255,724
5.500%, 7/1/35				7,378,525		7,378,525		7,585,508	7,585,508
4.500%, 8/1/35				2,529,073		2,529,073		2,567,368	2,567,368
4.500%, 9/1/35				2,235,302		2,235,302		2,269,148	2,269,148
4.500%, 10/1/35				4,876,057		4,876,057		4,949,890	4,949,890
5.758%, 12/1/36(l)				7,703,232		7,703,232		7,885,916	7,885,916
7.000%, 2/1/37				18,731,828		18,731,828		19,541,705	19,541,705
4.500%, 1/15/24 TBA				8,000,000		8,000,000		8,177,504	8,177,504
5.000%, 1/15/24 TBA				7,000,000		7,000,000		7,183,750	7,183,750
5.500%, 1/15/24 TBA				4,000,000		4,000,000		4,117,500	4,117,500
6.000%, 1/15/24 TBA				1,000,000		1,000,000		1,035,000	1,035,000
4.500%, 1/15/39 TBA				2,500,000		2,500,000		2,532,813	2,532,813
5.000%, 1/15/39 TBA				30,000,000		30,000,000		30,656,250	30,656,250
5.500%, 1/15/39 TBA				30,000,000		30,000,000		30,703,140	30,703,140
6.000%, 1/15/39 TBA				25,000,000		25,000,000		25,750,000	25,750,000
6.500%, 1/15/39 TBA				6,000,000		6,000,000		6,230,628	6,230,628
Federal National Mortgage Association
3.250%, 2/10/10				3,300,000		3,300,000		3,384,892	3,384,892
4.750%, 3/12/10				2,600,000		2,600,000		2,708,550	2,708,550
3.000%, 4/28/10				100,000		100,000		100,689	100,689
2.375%, 5/20/10^				1,600,000		1,600,000		1,631,395	1,631,395
3.250%, 8/12/10^				3,300,000		3,300,000		3,417,836	3,417,836
6.000%, 5/15/11				1,300,000		1,300,000		1,436,868	1,436,868
5.000%, 2/16/12				2,600,000		2,600,000		2,852,795	2,852,795
4.625%, 10/15/13^				5,200,000		5,200,000		5,723,874	5,723,874
5.000%, 2/13/17^				3,300,000		3,300,000		3,743,814	3,743,814
5.000%, 5/11/17^				1,600,000		1,600,000		1,824,350	1,824,350
9.000%, 8/1/26				4,752		4,752		5,199	5,199
6.250%, 5/15/29				1,000,000		1,000,000		1,365,390	1,365,390
7.125%, 1/15/30				600,000		600,000		899,650	899,650
5.500%, 4/1/33				11,394,898		11,394,898		11,708,744	11,708,744
5.500%, 7/1/33				4,219,687		4,219,687		4,335,908	4,335,908
5.000%, 11/1/33				3,261,743		3,261,743		3,338,839	3,338,839
5.500%, 4/1/34				1,889,650		1,889,650		1,941,696	1,941,696
5.500%, 5/1/34				1,128,010		1,128,010		1,159,078	1,159,078
5.500%, 11/1/34				5,602,932		5,602,932		5,753,750	5,753,750
5.500%, 2/1/35				9,194,692		9,194,692		9,447,938	9,447,938
6.000%, 4/1/35				12,210,033		12,210,033		12,609,287	12,609,287
4.500%, 9/1/35				6,305,724		6,305,724		6,409,140	6,409,140
5.000%, 2/1/36				21,822,907		21,822,907		22,311,443	22,311,443
5.000%, 7/1/36				8,153,937		8,153,937		8,341,570	8,341,570
6.500%, 9/1/36				10,475,897		10,475,897		10,893,296	10,893,296
5.933%, 2/1/37(l)				3,938,720		3,938,720		4,037,158	4,037,158
4.500%, 1/25/24 TBA				12,000,000		12,000,000		12,262,500	12,262,500
5.000%, 1/25/24 TBA				8,000,000		8,000,000		8,210,000	8,210,000
5.500%, 1/25/24 TBA				6,000,000		6,000,000		6,178,128	6,178,128
6.000%, 1/25/24 TBA				2,000,000		2,000,000		2,073,750	2,073,750
4.500%, 1/25/39 TBA				2,500,000		2,500,000		2,533,595	2,533,595
5.000%, 1/25/39 TBA				10,000,000		10,000,000		10,209,380	10,209,380
5.500%, 1/25/39 TBA				50,000,000		50,000,000		51,250,000	51,250,000
6.000%, 1/25/39 TBA				25,000,000		25,000,000		25,734,375	25,734,375
6.500%, 1/25/39 TBA				9,000,000		9,000,000		9,345,942	9,345,942
Government National Mortgage Association
8.500%, 10/15/17				2,357		2,357		2,516	2,516
8.500%, 11/15/17				8,320		8,320		8,880	8,880
8.000%, 7/15/26				682		682		726	726
5.000%, 1/15/39 TBA				6,000,000		6,000,000		6,150,000	6,150,000
5.500%, 1/15/39 TBA				15,000,000		15,000,000		15,445,320	15,445,320
6.000%, 1/15/39 TBA				10,000,000		10,000,000		10,315,620	10,315,620
6.500%, 1/15/39 TBA				5,000,000		5,000,000		5,198,440	5,198,440

							—	514,983,672	514,983,672	34.5%

U.S. Treasuries
U.S. Treasury Bonds
11.250%, 2/15/15				1,700,000		1,700,000		2,582,008	2,582,008
7.250%, 5/15/16^				3,300,000		3,300,000		4,418,647	4,418,647
8.750%, 5/15/17				2,000,000		2,000,000		2,943,124	2,943,124
8.125%, 8/15/19				3,300,000		3,300,000		4,877,298	4,877,298
8.750%, 8/15/20^				3,300,000		3,300,000		5,151,610	5,151,610
0.000%, 2/15/21 PO STRIPS				11,120,000		11,120,000		7,461,153	7,461,153
7.875%, 2/15/21				1,000,000		1,000,000		1,486,250	1,486,250
6.750%, 8/15/26^				2,700,000		2,700,000		4,072,359	4,072,359
0.000%, 2/15/27 PO STRIPS				15,380,000		15,380,000		8,749,405	8,749,405
6.625%, 2/15/27				1,900,000		1,900,000		2,841,391	2,841,391
5.500%, 8/15/28				6,400,000		6,400,000		8,649,997	8,649,997
5.250%, 2/15/29				1,500,000		1,500,000		1,989,141	1,989,141
6.250%, 5/15/30				1,000,000		1,000,000		1,503,750	1,503,750
4.500%, 2/15/36				5,650,000		5,650,000		7,506,556	7,506,556
4.750%, 2/15/37^				1,300,000		1,300,000		1,811,469	1,811,469
4.375%, 2/15/38^				2,200,000		2,200,000		2,946,625	2,946,625
4.500%, 5/15/38^				1,900,000		1,900,000		2,593,204	2,593,204
U.S. Treasury Notes
3.625%, 1/15/10^				6,000,000		6,000,000		6,209,766	6,209,766
4.750%, 2/15/10^				10,000,000		10,000,000		10,476,170	10,476,170
2.125%, 4/30/10^				13,000,000		13,000,000		13,310,778	13,310,778
3.875%, 7/15/10				3,300,000		3,300,000		3,480,856	3,480,856
2.375%, 8/31/10				16,000,000		16,000,000		16,485,632	16,485,632

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)
2.000%, 9/30/10^				3,200,000		3,200,000		3,280,499	3,280,499
1.500%, 10/31/10^				2,600,000		2,600,000		2,638,797	2,638,797
0.875%, 12/31/10				10,000,000		10,000,000		10,021,880	10,021,880
4.500%, 2/28/11^				8,000,000		8,000,000		8,650,000	8,650,000
5.125%, 6/30/11				3,300,000		3,300,000		3,652,430	3,652,430
4.500%, 9/30/11				3,300,000		3,300,000		3,620,978	3,620,978
4.500%, 11/30/11^				1,600,000		1,600,000		1,762,374	1,762,374
4.625%, 12/31/11				3,300,000		3,300,000		3,654,493	3,654,493
4.875%, 2/15/12				3,300,000		3,300,000		3,692,647	3,692,647
4.500%, 3/31/12				3,300,000		3,300,000		3,646,757	3,646,757
4.625%, 7/31/12				600,000		600,000		672,610	672,610
4.000%, 11/15/12				3,300,000		3,300,000		3,663,257	3,663,257
3.875%, 2/15/13^				5,300,000		5,300,000		5,904,529	5,904,529
2.750%, 2/28/13^				4,000,000		4,000,000		4,273,752	4,273,752
3.500%, 5/31/13^				2,000,000		2,000,000		2,190,624	2,190,624
3.375%, 7/31/13				3,000,000		3,000,000		3,276,798	3,276,798
3.125%, 9/30/13				4,300,000		4,300,000		4,639,631	4,639,631
2.750%, 10/31/13^				3,000,000		3,000,000		3,189,375	3,189,375
2.000%, 11/30/13^				2,000,000		2,000,000		2,051,876	2,051,876
1.500%, 12/31/13				3,500,000		3,500,000		3,492,069	3,492,069
4.250%, 8/15/14^				600,000		600,000		689,625	689,625
4.250%, 8/15/15				3,300,000		3,300,000		3,832,125	3,832,125
4.875%, 8/15/16				1,600,000		1,600,000		1,911,875	1,911,875
4.625%, 2/15/17				1,600,000		1,600,000		1,892,250	1,892,250
4.750%, 8/15/17				2,800,000		2,800,000		3,347,750	3,347,750
4.250%, 11/15/17^				17,400,000		17,400,000		20,269,643	20,269,643
3.500%, 2/15/18^				2,000,000		2,000,000		2,213,750	2,213,750
3.875%, 5/15/18				3,300,000		3,300,000		3,763,030	3,763,030
4.000%, 8/15/18				1,700,000		1,700,000		1,963,102	1,963,102
3.750%, 11/15/18^				3,400,000		3,400,000		3,848,902	3,848,902

							—	243,254,617	243,254,617	16.3%

Total Government Securities							—	803,348,654	803,348,654	53.9%

Total Long-Term Debt Securities

(Cost $1,536,213,461)							178,331,800.00	1,260,376,043	1,438,707,843	96.5%

COMMON STOCKS:
Financials
Diversified Financial Services
Leucadia National Corp.*		7,818				7,818	154,796		154,796	0.0%

Total Financials							154,796	—	154,796	0.0%

Security Description	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Caywood- Scholl High Yield Bond Portfolio	CUR	EQ/Quality Bond PLUS Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	% of NET ASSET
	Principal ($)	Shares		Principal ($)	Shares	Principal ($)	Value ($)	Value ($)	Value ($)

Information Technology
Computers & Peripherals
Axiohm Transaction Solutions, Inc.*†		4,056				4,056		—		0.0%

Total Information Technology								—		0.0%

Total Common Stocks

(Cost $1,114,532)							154,796	—	154,796	0.0%

PREFERRED STOCKS:
Financials
Thrifts & Mortgage Finance
Fannie Mae
Series S
8.250%(l)					32,375	32,375		26,871	26,871
Freddie Mac
Series Z
0.000%(l)					24,725	24,725		9,643	9,643
Total Preferred Stocks

(Cost $ 1,427,500)							—	36,514	36,514	0.0%

WARRANT:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
Charles River Laboratories International, Inc., expiring 10/1/09*†	250					250	39,898	—	39,898	0.0%

(Cost $—)

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned
Banco de Sabadell S.A.
3.87%, 4/23/09 (l)				10,000,000		10,000,000		9,952,170	9,952,170
BBVA Senior Finance S.A.
2.15%, 3/12/10 (l)	1,000,000					1,000,000	978,338		978,338
Beta Finance, Inc.
0.37%, 5/11/09 (l)				10,001,824		10,001,824		9,846,375	9,846,375
0.38%, 2/17/09 (l)	1,999,820					1,999,820	1,999,820		1,999,820
Calyon/New York
0.41%, 7/2/10 (l)				4,998,368		4,998,368		4,791,036	4,791,036
Comerica Bank
4.77%, 1/12/09 (l)				9,000,503		9,000,503		9,000,503	9,000,503
General Electric Capital Corp.
0.40%, 3/12/10 (l)	2,000,000					2,000,000	1,909,152		1,909,152
Goldman Sachs & Co., Repurchase Agreement
0.06%, 1/2/09 (r)(v)	2,765,897			77,127,898		79,893,795	2,765,897	77,127,898	79,893,795
Goldman Sachs Group, Inc.
0.41%, 3/27/09 (l)	2,000,000			5,000,000		7,000,000	1,989,766	4,974,415	6,964,181
Merrill Lynch & Co., Inc.
1.94%, 5/8/09 (l)				7,000,000		7,000,000		6,873,328	6,873,328
Monumental Global Funding II
0.40%, 3/26/10 (l)	1,000,000					1,000,000	903,937		903,937
New York Life Global Funding
0.50%, 3/30/09 (l)				5,000,000		5,000,000		4,969,650	4,969,650
Pricoa Global Funding I
0.40%, 6/25/10 (l)				4,999,252		4,999,252		4,421,548	4,421,548
Tango Finance Corp.
0.37%, 6/25/09 (l)				4,999,102		4,999,102		4,969,503	4,969,503
Wells Fargo & Co.
0.17%, 8/3/09 (l)				5,000,000		5,000,000		4,871,030	4,871,030

Total Short-Term Investments of Cash Collateral for Securities Loaned							10,546,910	141,797,456	152,344,366	10.2%

Time Deposit
JP Morgan Chase Nassau
0.001%, 1/2/09	13,649,260			312,789,890		326,439,150	13,649,260	312,789,890	326,439,150	21.9%

Total Short-Term Investments

(Cost/Amortized Cost $ 480,331,814)							24,196,170	454,587,346	478,783,516	32.1%

Total Investments
(Cost/Amortized Cost $ 2,019,087,307)							202,722,664	1,714,999,903	1,917,722,567	128.6%
Other Assets Less Liabilities							(6,196,577)	(420,436,727)	(426,633,304)	-28.6%

Net Assets (100%)							196,526,087	1,294,563,176	1,491,089,263	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)			Significant Other Observable Inputs (Level 2)			Significant Unobservable Inputs (Level 3)			Total
Assets
	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma
Investments in Securities	154,796	36,514	191,310	200,844,203	1,714,943,589	1,915,787,792	1,723,665	19,800	1,743,465	202,722,664	1,714,999,903	1,917,722,567
Other Investments*	—	—	—	—	725,671	725,671	—	—	—	—	725,671	725,671
Total	154,796	36,514	191,310	200,844,203	1,715,669,260	1,916,513,463	1,723,665	19,800	1,743,465	202,722,664	1,715,725,574	1,918,448,238

Liabilities
Investments in Securities	—	—	—	—	—	—	—	—	—	—	—	—
Other Investments*	—	—	—	—	—	—	—	—	—	—	—	—
Total	—	—	—	—	—	—	—	—	—	—	—	—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma	EQ/Caywood- Scholl High Yield Bond Portfolio	EQ/Quality Bond PLUS Portfolio	Combined Pro Forma
	Investments in Securities	Investments in Securities	Investments in Securities	Other Investments*	Other Investments*	Other Investments*
Balance as of 12/31/07	$115,174	$4,325,427	$4,440,601	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(75,276)	(1,605,169)	(1,680,445)	—	—	—
Purchases, sales, issuances, and settlements (net)	—	(2,700,458)	(2,700,458)	—	—	—
Transfers in and/or out of Level 3	$1,683,767	$—	$1,683,767	—	—	—

Balance as of 12/31/08	$1,723,665	$19,800	$1,743,465	$—	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or lossesrelating to assets and liabilities still held at year ending 12/31/08.	$(1,313,863)	$(608,932)	$(1,922,795)	$—	$—	$—

At December 31, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	EQ/Quality Bond PLUS Portfolio
	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 2/26/09	20	14	$20,192	$19,585	$607
British Pound vs. U.S. Dollar, expiring 2/26/09	12,256	8,031	12,256,193	11,531,545	724,648
British Pound vs. U.S. Dollar, expiring 2/26/09	6	4	6,488	6,072	416

					$725,671

	Combined PRO FORMA
	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 2/26/09	20	14	$20,192	$19,585	$607
British Pound vs. U.S. Dollar, expiring 2/26/09	12,256	8,031	12,256,193	11,531,545	724,648
British Pound vs. U.S. Dollar, expiring 2/26/09	6	4	6,488	6,072	416

					$725,671

EQ/Caywood-Scholl High Yield Bond Portfolio

At December 31, 2008, the Portfolio had loaned securities with a total value of $10,490,137. This was secured by collateral of $10,765,718 which was received as cash and subsequently invested in short-term investments currently valued at $10,546,910, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $32,953,108 of which $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010, $2,157,878 expires in the year 2011, $35,502 expires in the year 2014, $1,048,369 expires in the year 2015, and $12,626,740 expires in the year 2016.

EQ/Quality Bond PLUS Portfolio

At December 31, 2008, the Portfolio had loaned securities with a total value of $139,546,321. This was secured by collateral of $143,126,948 which was received as cash and subsequently invested in short-term investments currently valued at $141,797,456, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $71,453,227 of which $395,663 expires in the year 2013, $20,191,378 expires in the year 2014, and $50,866,186 expires in the year 2016.

Combined PRO FORMA

At December 31, 2008, the Portfolio had loaned securities with a total value of $150,312,039. This was secured by collateral of $153,892,666 which was received as cash and subsequently invested in short-term investments currently valued at $152,344,366, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $104,406,335 of which $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010, $2,157,878 expires in the year 2011, $395,663 expires in the year 2013, $20,226,880 expires in the year 2014, $1,048,369 expires in the year 2015, and $63,492,926 expires in the year 2016.

*	Non-income producing
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $1,743,465 or 0.1% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2008, the market value of these securities amounted to $42,606,978 or 2.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2008. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2008.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(t)	Position represents an unfunded loan commitment. The coupon rate will be determined at the time of settlement.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.500% - 6.000%, maturing 11/1/19 – 12/1/38; Federal National Mortgage Association, 4.000% - 7.000%, maturing 9/1/18 – 1/1/39; Government National Mortgage Association, 4.500% - 11.500%, maturing 2/15/13 – 12/20/38.>

Glossary:
CMO	—	Collateralized Mortgage Obligation
GBP	—	British Pound
PIK	—	Payment-in Kind Security
PO	—	Principal Only
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
TBA	—	Security is subject to delayed delivery.

	EQ/Caywood-Scholl High Yield Bond	EQ/Quality Bond PLUS	Pro Forma Adjustment		Pro-Forma Combined
Investments at Cost	257,399,860	1,761,687,447			2,019,087,307
Securities on loan at market value	10,490,137	139,546,321			150,036,458
ASSETS
Investments at Value	202,722,664	1,714,999,903			1,917,722,567
Cash		4,230,501	(59,686)	(d)	4,170,815
Dividends, interest, and other receivables	4,303,944	11,087,690			15,391,634
Receivable for securities sold		4,299,239			4,299,239
Receivable from Separate Accounts for Trust shares sold	935,098	313,850			1,248,948
Unrealized appreciation of forward foreign currency contracts		725,671			725,671
Other assets	1,047	10,224			11,271

Total assets	207,962,753	1,735,667,078	(59,686)		1,943,570,145

LIABILITIES
Overdraft payable	59,686		(59,686)	(d)	0
Payable for forward commitments		280,675,586			280,675,586
Payable for return of cash collateral on securities loaned	10,765,718	143,126,948			153,892,666
Payable for securities purchased	284,954	13,509,232			13,794,186
Payable to Separate Accounts for Trust shares redeemed	97,749	2,780,326			2,878,075
Investment management fees payable	78,185	408,394			486,579
Administrative fees payable	17,479	172,568			190,047
Distribution fees payable- Class IB	36,828	87,037			123,865
Trustees’ fees payable	773	19,782			20,555
Accrued expenses	95,294	324,029			419,323

Total liabilities	11,436,666	441,103,902	(59,686)		452,480,882

NET ASSETS	196,526,087	1,294,563,176	0		1,491,089,263

Net assets were comprised of:
Paid in capital	287,106,310	1,514,056,458			1,801,162,768
Accumulated undistributed net investment income (loss)	(427)	7,779,660			7,779,233
Accumulated undistributed net realized gain (loss)	(35,902,600)	(181,306,382)			(217,208,982)
Unrealized appreciation (depreciation) on investments	(54,677,196)	(45,966,560)			(100,643,756)

	196,526,087	1,294,563,176	0		1,491,089,263

Class IA Shares:
Net Assets	N/A	883,978,902			883,978,902
Shares outstanding	N/A	100,972,858	0		100,972,858

Net asset value, offering and redemption price per share	N/A	8.75			8.75

Class IB Shares:
Net Assets	196,526,087	410,584,274			607,110,361
Shares outstanding	60,715,871	47,140,381	(38,152,136)	*	69,704,116

Net asset value, offering and redemption price per share	3.24	8.71			8.71

STATEMENT OF OPERATIONS INVESTMENT INCOME
Interest	19,437,145	93,568,687			113,005,832
Dividends		276,227			276,227
Securities lending (net)	93,083	1,173,031			1,266,114

Total income	19,530,228	95,017,945	0		114,548,173

EXPENSES
Investment management fees	1,329,327	8,723,962	(2,184,084)	(b)	7,869,205
Administrative fees	252,677	1,844,689	958,586	(b)	3,055,952
Distribution fees- Class IB	553,888	1,174,389			1,728,277
Printing and mailing expenses	57,201	385,079			442,280
Custodian fees	49,000	208,000	(157,000)	(a)(b)	100,000
Professional fees	48,460	84,593	(45,000)	(a)	88,053
Trustees’ fees	4,546	34,906			39,452
Miscellaneous	19,131	50,722	(4,853)	(a)	65,000

Gross expenses	2,314,230	12,506,340	(1,432,351)		13,388,219

Less: Waiver from investment advisor	(86,040)	0	86,040	(c)	0

Net expenses	2,228,190	12,506,340	(1,346,311)		13,388,219

NET INVESTMENT INCOME	17,302,038	82,511,605	1,346,311		101,159,954

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(13,568,972)	(159,108,130)			(172,677,102)
Foreign currency transactions		5,614,879			5,614,879

Net realized gain (loss)	(13,568,972)	(153,493,251)	0		(167,062,223)

Net change in unrealized appreciation (depreciation) on:
Securities	(48,993,484)	(43,078,060)			(92,071,544)
Foreign currency translations		(1,805,785)			(1,805,785)

Net change in unrealized appreciation (depreciation)	(48,993,484)	(44,883,845)	0		(93,877,329)

NET REALIZED AND UNREALIZED LOSS	(62,562,456)	(198,377,096)	0		(260,939,552)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(45,260,418)	(115,865,491)	1,346,311		(159,779,598)

*	Reflects retired shares of the acquired portfolio.
(a)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(b)	Reflects adjustment in expenses due to effects of new contract rate.
(c)	Reflects decrease in waiver due to expense adjustment.
(d)	Reflects reclass of EQ/Caywood Scholl High Yield Bond Portfolio’s overdraft

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(UNAUDITED - As of December 31, 2008)

NOTE 1 – BASIS OF COMBINATION:

On May 21, 2009 the Board of Trustees of EQ Advisors Trust (the “Trust”) approved a proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all assets of the EQ/Caywood-Scholl High Yield Bond Portfolio (“High Yield Portfolio”) to the EQ/Quality Bond PLUS Portfolio (“Quality Bond Portfolio”), each a series of the Trust, and the assumption by the Quality Bond Portfolio of all of the liabilities of the High Yield Portfolio in exchange for shares of the Quality Bond Portfolio having an aggregate value equal to the net assets of the High Yield Portfolio, the distribution of the Quality Bond Portfolio shares to the High Yield Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the High Yield Portfolio.

The High Yield Portfolio’s annual contractual management fee equals 0.60% of average daily net assets for the first $750 million, 0.575% of average daily net assets for the next $750 million, 0.550% for the next $1 billion, 0.530% for the next $2.5 billion, and 0.520% of average daily net assets thereafter. The Quality Bond Portfolio’s annual contractual management fee rate equals 0.40% of average daily net assets for the first $4 billion, 0.380% of average daily net assets for the next $4 billion, 0.360% of average daily net assets thereafter. The Reorganization is subject to the approval of the High Yield Portfolio’s shareholders. A special meeting of shareholders of the High Yield Portfolio will be held on or about August 26, 2009.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2008. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of the High Yield Portfolio and the Quality Bond Portfolio at December 31, 2008. The unaudited pro forma statement of operations reflects the results of operations of the Quality Bond Portfolio as if it had acquired the High Yield Portfolio at the beginning of the period ended December 31, 2008. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio under accounting principles generally accepted in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Quality Bond Portfolio for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information.

Following the Reorganization, the Quality Bond Portfolio will be the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies,” and include:

a.)	Portfolio Management—Each of the Portfolios has a similar investment objective focused on current income.

b.)	Portfolio Composition—The Quality Bond Portfolio currently utilizes a hybrid strategy that combines active and passive management.

c.)	Investment Objectives, Policies and Restrictions – Each Portfolios’ fundamental and non-fundamental investment restrictions are similar.

d.)	Expense Structure and Expense Ratios – The merged entity will have a lower expense structure and expense ratios than the High Yield Portfolio.

e.)	Asset Size

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

Each of the Portfolios have substantially the same significant accounting policies, which are detailed in the historical financial statements referenced above in Note 1.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

NOTE 3 – SHARES:

The unaudited pro forma net asset value per share assumes additional common shares of beneficial interest issued in connection with the proposed acquisition of the High Yield Portfolio by the Quality Bond Portfolio as of December 31, 2008. The number of additional shares issued was calculated based on the net assets of the High Yield Portfolio and net asset value per respective class of the Quality Bond Portfolio at December 31, 2008.

NOTE 4 – UNAUDITED PRO FORMA ADJUSTMENTS:

The accompanying unaudited pro forma financial statements reflect changes in the Quality Bond Portfolio’s shares as if the merger had taken place on December 31, 2008. AXA Equitable will bear the expenses of the Reorganization, which are estimated at approximately $125,000.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) and By-Laws.

Article VII, Section 2 of the Declaration of Trust of EQ Advisors Trust (“Trust”) states, in relevant part, that a “Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust’s request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws.” Article VII, Section 4 of the Trust’s Declaration of Trust further states, in relevant part, that the “Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.”

Article VI, Section 2 of the Trust’s By-Laws states, in relevant part, that “[s]ubject to the exceptions and limitations contained in Section 3 of this Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Article VI, Section 3 of the Trust’s By-Laws further states, in relevant part, that “[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged.” Article VI, Section 4 of the Trust’s By-Laws also states that the “rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party’s] heirs, executors and administrators.”

Registrant’s Investment Management Agreements state:

Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Sections 5(a) and 5(b) of the Registrant’s Investment Advisory Agreements generally state:

5. LIABILITY AND INDEMNIFICATION

(a) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Adviser nor any of its officers, members or employees (its “Affiliates”) shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser or its Affiliates with respect to the services provided to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser or its Affiliates for, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Manager Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by the Adviser Indemnitees (as defined below) for use therein.

(b) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Manager which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust by the Adviser Indemnitees for use therein.

Section 14 of each of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless [the Distributor] from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which [the Distributor] may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by [the Distributor].

[The Distributor] will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of [the Distributor] in its capacity as a principal underwriter of the Trust’s Class [IA and/or IB] shares and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that [the Distributor] shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:

(a) [AXA Equitable Life Insurance Company (for the purposes of this section, “Equitable”)] shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on Equitable’s part (or on the part of any third party to whom Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party) or, subject to Section 10 below, Equitable’s (or such third party’s) refusal or failure to comply with the terms of this Agreement (in the case of Equitable) or an agreement with Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party). In no event shall Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b) Except to the extent that Equitable may be held liable pursuant to Section 6(a) above, Equitable shall not be responsible for, and the Trust shall indemnify and hold Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

(i)	any and all actions of Equitable or its officers or agents required to be taken pursuant to this Agreement;

(ii)	the reliance on or use by Equitable or its officers or agents of information, records, or documents which are received by Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii)	the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

(iv)	the breach of any representation or warranty of the Trust hereunder;

(v)	the reliance on or the carrying out by Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi)	any delays, inaccuracies, errors in or omissions from information or data provided to Equitable by data services, including data services providing information in connection with any third party computer system licensed to Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

(vii)

the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii)	any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix)	except as provided for in Schedule B.III, the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x)	all actions, inactions, omissions, or errors caused by third parties to whom Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify Equitable pursuant to this Agreement.

Section 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Article VIII of the Registrant’s Amended and Restated Participation Agreement states:

8.1(a). [AXA Equitable Life Insurance Company (for the purposes of this Article, “Equitable”] agrees to indemnify and hold harmless the Trust, each member of the Board, the Distributors, and the directors and officers and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Equitable), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or contained in the Equitable Contracts or sales literature for the Equitable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to Equitable by or on behalf of the Trust for use in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or in the Equitable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust not supplied by Equitable or persons under its control) or wrongful conduct of Equitable or persons under its control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or Statement of Additional Information, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Trust by or on behalf of Equitable; or

(iv) arise as a result of any failure by Equitable to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(v) arise out of or result from any material breach of any representation and/or warranty made by Equitable in this Agreement or arise out of or result from any other material breach of this Agreement by Equitable;

as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof…

8.2(a). Each of the Distributors agrees to indemnify and hold harmless Equitable, and the Trust and each of their directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributors), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributors or Trust by or on behalf of Equitable for use in the Registration Statement, prospectus, or Statement of Additional Information for the Trust, or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or Statement of Additional Information, or sales literature for the Equitable Contracts not supplied by the Distributors or persons under their control) or wrongful conduct of the Distributors or persons under their control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or Statement of Additional Information or sales literature covering the Equitable Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to Equitable by or on behalf of the Distributors or the Trust; or

(iv) arise as a result of any failure by the Distributors or the Trust to provide the services and furnish the materials required to be provided or furnished by the Distributors or the Trust under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification or other qualification requirements specified in Article VI of this Agreement); or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Distributors in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributors;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof…

8.3(a). The Trust agrees to indemnify and hold harmless Equitable and each of its directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Trust and:

(i) arise as a result of any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof…

Article VII of the Registrant’s Amended and Restated Retirement Plan Participation Agreement states:

7.1. Indemnification By the Plan. Except as provided to the contrary in Section 7.4 or 7.5 hereof, [AXA Equitable Life Insurance Company (for the purposes of this Article, “Equitable”)] and the Plan shall jointly and severally indemnify and hold harmless the Trust, each member of the Board, the Distributor, the trustees, directors and officers thereof and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 7.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Equitable and the Plan), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to, arise out of or are based upon:

(i) the failure (intentional or otherwise) of the Plan at any time to be or to continue to be a Qualified Plan…;

(ii) the sale or acquisition of the Class IA shares of the Designated Portfolios and (1) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact made by Equitable or the Plan or any person under its control or the omission or the alleged omission to state a material fact required to be stated or necessary to make such statements not misleading, unless such statement or omission or alleged statement or omission was made in reliance upon and in conformity with information furnished by the Trust or the Distributor to Equitable or the Plan for use in connection with the sale or distribution of Class IA shares of the Designated Portfolios; or (2) arise out of or as a result of warranties or representations (other than warranties or representations contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust not supplied by the Plan or persons under its control) or wrongful conduct of Equitable or the Plan or any of such, with respect to the sale or distribution of Class IA shares of the Designated Portfolios; or (3) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading , but only if such a statement or omission was made in reliance upon information furnished to the Trust or the Distributor by Equitable or the Plan or persons under their control; or

(iii) arise as a result of any failure by the Plan to provide the services or furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(iv) arise out of or result from any material breach of any representation and/or warranty made by Equitable or the Plan in this Agreement or arise out of or result from any other material breach of this Agreement by Equitable or the Plan.

7.2. Indemnification by the Distributor. Except as provided to the contrary in Section 7.4 or 7.5 hereof, the Distributor shall indemnify and hold harmless the Plan, its trustees, the Trust, the Board and their officers and each person, if any, who controls the Plan within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnifed Parties” for purposes of this Section 7.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to, arise out of or are based upon

(i) the sale or acquisition of Class IA shares of the Designated Portfolios by the Plan and (1) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, but only if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished by the Distributor to the Trust for use in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or otherwise for use in connection with the sale or acquisition of Class IA shares of the Delegated Portfolios by the Plan; or (2) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, but only if such statement or omission was made in reliance upon information furnished to the Plan or the Trust by the Distributor; or

(ii) any failure by the Distributor to provide the services and furnish the materials required to be provided or furnished by the Distributor under the terms of this Agreement; or

(iii) arise out of or result from any material breach of any representation and/or warranty made by the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributor.

7.3. Indemnification By the Trust. Except as provided to the contrary in Section 7.4 or 7.5 hereof, the Trust shall indemnify and hold harmless the Plan and each of its trustees and officers, the Distributor, the directors and officers thereof and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 7.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to, arise out of or are based upon:

(i) any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust….

Item 16.	Exhibits

(1)(a)	Agreement and Declaration of Trust.[1]

(1)(b)(i)	Amended and Restated Agreement and Declaration of Trust.[2]

(1)(b)(ii)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust.[7]

(1)(b)(iii)	Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust.[10]

(1)(c)	Certificate of Trust.[1]

(1)(d)	Certificate of Amendment to the Certificate of Trust.[2]

(2)	By-Laws.[1]

(3)	None.

(4)	Plan of Reorganization and Termination and Plan of Asset/Stock Exchange; filed as Appendices A and B to the Combined Proxy Statement and Prospectus set forth as Part A to the Registration Statement on Form N-14.

(5)	Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant’s Amended and Restated Agreement and Declaration of Trust and By-laws (Exhibits (1)(b)(i) and (2)).

(6)	Investment Advisory Contracts

(6)(a)(i)	Amended and Restated Investment Management Agreement dated May 1, 2000 between the Trust and AXA Equitable Life Insurance Co. (formerly known as The Equitable Life Assurance Society of the United States) (“AXA Equitable”).[6]

(6)(a)(ii)	Revised Amendment No. 1 dated September 1, 2000 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[7]

(6)(a)(iii)	Amendment No. 2 dated September 1, 2001 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[8]

(6)(a)(iv)	Amendment No. 3 dated November 22, 2002 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[10]

(6)(a)(v)	Amendment No. 4 dated May 2, 2003 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[12]

(6)(a)(vi)	Amendment No. 5 dated July 8, 2004 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[16]

(6)(a)(vii)	Amendment No. 6 dated October 25, 2004 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[16]

(6)(a)(viii)	Amendment No. 7 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[17]

(6)(a)(ix)	Amendment No. 8 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[20]

(6)(a)(x)	Amendment No. 9 dated August 1, 2006 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[23]

(6)(a)(xi)	Amendment No. 10 dated May 1, 2007 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[25]

(6)(a)(xii)	Amendment No. 11 dated July 11, 2007 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[26]

(6)(a)(xiii)	Amendment No. 12 dated May 1, 2008 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[29]

(6)(a)(xiv)	Amendment No. 13 dated December 1, 2008 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[29]

(6)(a)(xv)	Amendment No. 14 dated January 1, 2009 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[29]

(6)(a)(xvi)	Amendment No. 15 dated May 1, 2009 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[33]

(6)(b)(i)	Investment Management Agreement dated April 1, 2004 between the Trust and AXA Equitable with respect to certain series of the Trust including EQ/PIMCO Ultra Short Bond Portfolio (formerly, “EQ/Enterprise Total Return Portfolio”).[18]

(6)(b)(ii)	Amendment No. 1 dated September 9, 2005 to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004.[19]

(6)(b)(iii)	Amendment No. 2 dated January 1, 2006 to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004.[21]

(6)(b)(iv)	Amendment No. 3 dated August 1, 2006 to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004.[23]

(6)(b)(v)	Amendment No. 4 dated July 11, 2007 to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004.[26]

(6)(b)(vi)	Amendment No. 5 dated May 1, 2009 to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004.[33]

(6)(c)(i)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein L.P. (“AllianceBernstein”) dated August 1, 2006.[24]

(6)(c)(ii)	Amendment No. 1 dated June 22, 2007 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein dated August 1, 2006.[28]

(6)(c)(iii)	Amendment No. 2 dated August 17, 2007 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein dated August 1, 2006.[28]

(6)(c)(iv)	Amendment No. 3 dated December 1, 2008 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein, dated August 1, 2006.[29]

(6)(c)(v)	Amendment No. 4 dated January 15, 2009 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein, dated August 1, 2006.[33]

(6)(d)(i)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Pacific Investment Management Company LLC (“PIMCO”) dated August 1, 2006.[24]

(6)(d)(ii)	Amendment No. 1 dated July 1, 2008 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and PIMCO dated August 1, 2006.[29]

(6)(d)(iii)	Amendment No. 2 dated May 1, 2009 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and PIMCO dated August 1, 2006.[33]

(6)(e)(i)	Investment Advisory Agreement between AXA Equitable and SSgA Funds Management, Inc. (“SSgA”) dated December 1, 2008.[29]

(6)(e)(ii)	Amendment No. 1 effective as of January 1, 2009 to the Investment Advisory Agreement between AXA Equitable and SSgA dated December 1, 2008.[29]

(6)(e)(iii)	Amendment No. 2 dated May 1, 2009 to the Investment Advisory Agreement between AXA Equitable and SSgA dated December 1, 2008.[33]

(6)(f)(i)	Investment Advisory Agreement between AXA Equitable and Wellington Management Company, LLP (“Wellington”) dated December May 25, 2007.[28]

(6)(f)(ii)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Wellington dated May 25, 2007.[29]

(7)	Underwriting or Distribution Contracts

(7)(a)(i)	Amended and Restated Distribution Agreement between the Trust and AXA Distributors, LLC (“AXA Distributors”) dated as July 15, 2002 with respect to Class IA shares.[10]

(7)(a)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.[12]

(7)(a)(iii)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.[16]

(7)(a)(iv)	Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.[16]

(7)(a)(v)	Amendment No. 4, dated May 1, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [17]

(7)(a)(vi)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares.[20]

(7)(a)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares.[23]

(7)(a)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [25]

(7)(a)(ix)	Amendment No. 8 dated July 11, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [26]

(7)(a)(x)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares.[27]

(7)(a)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [29]

(7)(a)(xii)	Amendment No. 11 dated January 1, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares.[31]

(7)(a)(xiii)	Amendment No. 12 dated May 1, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [32]

(7)(b)(i)	Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as July 15, 2002 with respect to Class IB shares.[10]

(7)(b)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.[12]

(7)(b)(iii)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.[16]

(7)(b)(iv)	Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.[16]

(7)(b)(v)	Amendment No. 4 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[17]

(7)(b)(vi)	Amendment No. 5 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[20]

(7)(b)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[23]

(7)(b)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [25]

(7)(b)(ix)	Amendment No. 8 dated July 11, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [26]

(7)(b)(x)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[27]

(7)(b)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [29]

(7)(b)(xii)	Amendment No. 11 dated January 1, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[31]

(7)(b)(xiii)	Amendment No. 12 dated May 1, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [32]

(7)(c)(i)	Amended and Restated Distribution Agreement between the Trust and AXA Advisors, LLC (“AXA Advisors”) dated as July 15, 2002 with respect to Class IA shares.[10]

(7)(c)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares. [12]

(7)(c)(iii)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares. [16]

(7)(c)(iv)	Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares. [16]

(7)(c)(v)	Amendment No. 4, dated May 1, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares.[17]

(7)(c)(vi)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares.[20]

(7)(c)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares. [23]

(7)(c)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares.[25]

(7)(c)(ix)	Amendment No. 8 dated July 11, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares. [26]

(7)(c)(x)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares. [27]

(7)(c)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares.[29]

(7)(c)(xii)	Amendment No. 11 dated January 1, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares. [31]

(7)(c)(xiii)	Amendment No. 12 dated May 1, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares.[32]

(7)(d)(i)	Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as July 15, 2002 with respect to Class IB shares.[10]

(7)(d)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares. [12]

(7)(d)(iii)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares. [16]

(7)(d)(iv)	Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares. [16]

(7)(d)(v)	Amendment No. 4, dated May 1, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares.[17]

(7)(d)(vi)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares.[20]

(7)(d)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares. [23]

(7)(d)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares.[25]

(7)(d)(ix)	Amendment No. 8 dated July 11, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares. [26]

(7)(d)(x)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares. [27]

(7)(d)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares.[29]

(7)(d)(xii)	Amendment No. 11 dated January 1, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares. [31]

(7)(d)(xiii)	Amendment No. 12 dated May 1, 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares.[32]

(7)(e)(i)	Distribution Agreement between the Trust and AXA Advisors dated July 1, 2004 with respect to the Class IA shares of certain series of the Trust including EQ/PIMCO Ultra Short Bond Portfolio (formerly, EQ/Enterprise Total Return Portfolio).[16]

(7)(e)(ii)	Amendment No. 1 dated July 11, 2007 to the Distribution Agreement between the Trust and AXA Advisors dated July 1, 2004 with respect to Class IA shares.[26]

(7)(e)(iii)	Amendment No. 2 dated May 1, 2009 to the Distribution Agreement between the Trust and AXA Advisors dated July 1, 2004 with respect to Class IA shares.[33]

(7)(f)(i)	Distribution Agreement between the Trust and AXA Advisors dated July 1, 2004 with respect to the Class IB shares of certain series of the Trust including EQ/PIMCO Ultra Short Bond Portfolio (formerly, EQ/Enterprise Total Return Portfolio).[16]

(7)(f)(ii)	Amendment No. 1 dated July 11, 2007 to the Distribution Agreement between the Trust and AXA Advisors dated July 1, 2004 with respect to Class IB shares.[26]

(7)(f)(iii)	Amendment No. 2 dated May 1, 2009 to the Distribution Agreement between the Trust and AXA Advisors dated July 1, 2004 with respect to Class IB shares.[33]

(7)(g)(i)	Distribution Agreement between the Trust and AXA Distributors dated July 1, 2004 with respect to the Class IA shares of certain series of the Trust including EQ/PIMCO Ultra Short Bond Portfolio (formerly, EQ/Enterprise Total Return Portfolio).[16]

(7)(g)(ii)	Amendment No. 1 dated July 11, 2007 to the Distribution Agreement between the Trust and AXA Distributors dated July 1, 2004 with respect to Class IA shares.[26]

(7)(g)(iii)	Amendment No. 2 dated May 1, 2009 to the Distribution Agreement between the Trust and AXA Distributors dated July 1, 2004 with respect to Class IA shares.[33]

(7)(h)(i)	Distribution Agreement between the Trust and AXA Distributors dated July 1, 2004 with respect to the Class IB shares of certain series of the Trust including EQ/PIMCO Ultra Short Bond Portfolio (formerly, EQ/Enterprise Total Return Portfolio).[16]

(7)(h)(ii)	Amendment No. 1 dated July 11, 2007 to the Distribution Agreement between the Trust and AXA Distributors dated July 1, 2004 with respect to Class IB shares.[26]

(7)(h)(iii)	Amendment No. 2 dated May 1, 2009 to the Distribution Agreement between the Trust and AXA Distributors dated July 1, 2004 with respect to Class IB shares.[33]

(8)	Form of Deferred Compensation Plan.[3]

(9)	Custodian Agreements

(9)(a)	Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[9]

(9)(a)(i)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[12]

(9)(a)(ii)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[16]

(9)(a)(iii)	Amendment No. 3, dated September 13, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[16]

(9)(a)(iv)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[17]

(9)(a)(v)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[20]

(9)(a)(vi)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[24]

(9)(a)(vii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[25]

(9)(a)(viii)	Amendment No. 8 dated April 1, 2007 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[26]

(9)(a)(ix)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[27]

(9)(a)(x)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[29]

(9)(a)(xi)	Amendment No. 11 dated July 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[29]

(9)(a)(xii)	Amendment No. 12 dated January 1, 2009 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[31]

(9)(a)(xiii)	Amendment No. 13 dated May 1, 2009 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[32]

(10)	Distribution and Multiple Class Plans

(10)(a)	Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares adopted March 31, 1997.[4]

(10)(b)	Distribution Plan Pursuant to Rule 12b-1 for the Trust’s Class IB shares of certain Portfolios including EQ/PIMCO Ultra Short Bond Portfolio (formerly known as EQ/Enterprise Total Return Portfolio).[14]

(10)(c)	Plan Pursuant to Rule 18f-3 under the 1940 Act.[4]

(11)	Legal Opinion of K&L Gates LLP regarding the legality of the securities being registered. (filed herewith)

(12)	Opinions Relating to Tax Matters

(12)(a)	Opinion of K&L Gates LLP as to tax matters with respect to the Plan of Reorganization and Termination. (to be filed by amendment)

(12)(b)	Opinion of K&L Gates LLP as to tax matters with respect to the Plan of Asset/Stock Exchange. (to be filed by amendment)

(13)	Other Material Contracts

(13)(a)(i)	Form of Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[5]

(13)(a)(ii)	Amendment No. 1 dated May 1, 2005 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[19]

(13)(a)(iii)	Amendment No. 2 dated as of May 1, 2006 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[21]

(13)(a)(iv)	Amendment No. 3 dated as of August 1, 2006 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[24]

(13)(a)(v)	Amendment No. 4 dated as of May 1, 2007 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[25]

(13)(a)(vi)	Amendment No. 5 dated as of July 11, 2007 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[26]

(13)(a)(vii)	Amendment No. 6 dated as of January 1, 2008 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[27]

(13)(a)(viii)	Amendment No. 7 dated as May 1, 2008 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[29]

(13)(a)(ix)	Amendment No. 8 dated as of December 1, 2008 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[29]

(13)(a)(x)	Amendment No. 9 dated as of January 1, 2009 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[31]

(13)(a)(xi)	Amendment No. 10 dated as of May 1, 2009 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[33]

(13)(b)(i)	Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust, dated as of May 1, 2002.[10]

(13)(b)(ii)	Amendment No. 1, dated May 1, 2003 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[12]

(13)(b)(iii)	Amendment No. 2 dated May 1, 2004 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[13]

(13)(b)(iv)	Amendment No. 3 dated October 1, 2004 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[16]

(13)(b)(v)	Amendment No. 4 dated May 1, 2005 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated May 1, 2002.[17]

(13)(b)(vi)	Amendment No. 5 dated September 30, 2005 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated May 1, 2002.[20]

(13)(b)(vii)	Amendment No. 6 dated October 1, 2005 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[21]

(13)(b)(viii)	Amendment No. 7 dated May 1, 2006 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[22]

(13)(b)(ix)	Amendment No. 8 dated August 1, 2006 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[23]

(13)(b)(x)	Amendment No. 9 dated May 1, 2007 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[25]

(13)(b)(xi)	Amendment No. 10 dated May 25, 2007 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[26]

(13)(b)(xii)	Amendment No. 11 dated January 1, 2008 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[27]

(13)(b)(xiii)	Amendment No. 12 dated May 1, 2008 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[29]

(13)(b)(xiv)	Amendment No. 13 dated September 1, 2008 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[29]

(13)(b)(xv)	Amendment No. 14 dated January 1, 2009 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[30]

(13)(b)(xvi)	Amendment No. 15 dated May 1, 2009 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[32]

(13)(c)(i)	Expense Limitation Agreement between AXA Equitable and the Trust, dated as of July 9, 2004, with respect to certain Portfolios including EQ/PIMCO Ultra Short Bond Portfolio (formerly known as EQ/Enterprise Total Return Portfolio).[21]

(13)(c)(ii)	Amendment No. 1 dated September 9, 2005 to the Expense Limitation Agreement between AXA Equitable and the Trust dated as of July 9, 2004.[19]

(13)(c)(iii)	Amendment No. 2 dated May 1, 2006 to the Expense Limitation Agreement between AXA Equitable and the Trust dated as of July 9, 2004.[22]

(13)(c)(iv)	Amendment No. 3 dated August 1, 2006 to the Expense Limitation Agreement between AXA Equitable and the Trust dated as of July 9, 2004.[24]

(13)(c)(v)	Amendment No. 4 dated May 1, 2007 to the Expense Limitation Agreement between AXA Equitable and the Trust dated as of July 9, 2004.[25]

(13)(c)(vi)	Amendment No. 5 dated July 6, 2007 to the Expense Limitation Agreement between AXA Equitable and the Trust dated as of July 9, 2004.[29]

(13)(c)(vii)	Amendment No. 6 dated September 1, 2008 to the Expense Limitation Agreement between AXA Equitable and the Trust dated as of July 9, 2004.[29]

(13)(c)(viii)	Amendment No. 7 dated May 1, 2009 to the Expense Limitation Agreement between AXA Equitable and the Trust dated as of July 9, 2004.[33]

(13)(d)(i)	Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated as of July 15, 2002.[10]

(13)(d)(ii)	Amendment No. 1 dated May 2, 2003 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[12]

(13)(d)(iii)	Amendment No. 2 dated July 9, 2004 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[17]

(13)(d)(iv)	Amendment No. 3 dated October 1, 2004 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[17]

(13)(d)(v)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[17]

(13)(d)(vi)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[22]

(13)(d)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[24]

(13)(d)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[25]

(13)(d)(ix)	Amendment No. 8 dated January 1, 2008 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[27]

(13)(d)(x)	Amendment No. 9 dated May 1, 2008 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[29]

(13)(d)(xi)	Amendment No. 10 dated January 1, 2009 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[31]

(13)(d)(xii)	Amendment No. 11 dated May 1, 2009 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[32]

(13)(e)	Sub-Administration Agreement between AXA Equitable and JPMorgan Investor Services Co. (formerly, Chase Global Funds Services Company) dated May 1, 2000, as amended November 1, 2004. [22]

(13)(f)	Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Advisors, the Investment Plan for Employees, Managers and Agents, and AXA Equitable dated as of July 10, 2002. [10]

(14)	Consent of Independent Registered Public Accounting Firm. (filed herewith)

(15)	None.

(16)	Powers of Attorney. (filed herewith)

(17)	Additional Exhibits

(17)(a)	Voting Instruction and Proxy Cards. (filed herewith)

(17)(b)	Revised Code of Ethics of the Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997, as amended July 2008.[29].

(17)(c)	Revised Code of Ethics of AllianceBernstein, updated February 2008.[29]

(17)(d)	Revised Code of Ethics of PIMCO, effective February 15, 2006.[24]

(17)(e)	Code of Ethics of SSgA.[11]

(17)(f)	Revised Code of Ethics of Wellington, effective October 1, 2008.[29]

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).
2.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).
3.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).
4.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).
5.	Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on February 16, 2000 (File No. 333-17217).
6.	Incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on April 21, 2000 (File No. 333-17217).
7.	Incorporated by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on January 23, 2001 (File No. 333-17217).
8.	Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed on August 13, 2001 (File No. 333-17217).

9.	Incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on April 3, 2002 (File No. 333-17217).
10.	Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on February 7, 2003 (File No. 333-17217).
11.	Incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on January 15, 2004 (File No. 333-17217).
12.	Incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 10, 2004 (File No. 333-17217).
13.	Incorporated by reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2004 (File No. 333-17217).
14.	Incorporated by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on April 28, 2004 (File No. 333-17217).
15.	Incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on July 12, 2004 (File No. 333-17217).
16.	Incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2004 (File No. 333-17217).
17.	Incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2005 (File No. 333-17217).
18.	Incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 16, 2005 (File No. 333-17217).
19.	Incorporated by reference to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2005 (File No. 333-17217).
20.	Incorporated by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on August 24, 2005 (File No. 333-17217).
21.	Incorporated by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A filed on February 8, 2006 (File No. 333-17217).
22.	Incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed on April 5, 2006 (File No. 333-17217).
23.	Incorporated by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2006 (File No. 333-17217).
24.	Incorporated by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2007 (File No. 333-17217).
25.	Incorporated by reference to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 (File No. 333-17217).
26.	Incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on October 4, 2007 (File No. 333-17217).

27.	Incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on December 27, 2007 (File No. 333-17217).
28.	Incorporated by reference to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A filed on February 1, 2008 (File No. 333-17217).
29.	Incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed on February 13, 2009 (File No. 333-17217).
30.	Incorporated by reference to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A filed on March 13, 2009 (File No. 333-17217).
31.	Incorporated by reference to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A filed on March 16, 2009 (File No. 333-17217).
32.	Incorporated by reference to Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A filed on April 15, 2009 (File No. 333-17217).
33.	Incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on April 29, 2009 (File No. 333-17217).

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file executed copies of the opinions of counsel supporting the tax consequences of the proposed reorganizations and asset/stock exchange as an amendment to this Registration Statement within a reasonable time after receipt of such opinions.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York on the 27th day of May 2009.

EQ ADVISORS TRUST

By:	/s/ Steven M. Joenk
Steven M. Joenk
Trustee, Chairman, President and Chief Executive Officer

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ Steven M. Joenk Steven M. Joenk	Trustee, Chairman, President and Chief Executive Officer	May 27, 2009

	/s/ Jettie M. Edwards* Jettie M. Edwards	Trustee	May 27, 2009

	/s/ William M. Kearns, Jr.* William M. Kearns, Jr.	Trustee	May 27, 2009

	/s/ Christopher P.A. Komisarjevsky* Christopher P.A. Komisarjevsky	Trustee	May 27, 2009

	/s/ Theodossios Athanassiades* Theodossios (Ted) Athanassiades	Trustee	May 27, 2009

	/s/ David W. Fox* David W. Fox	Trustee	May 27, 2009

	/s/ Gary S. Schpero* Gary S. Schpero	Trustee	May 27, 2009

	/s/ Harvey Rosenthal* Harvey Rosenthal	Trustee	May 27, 2009

	/s/ Brian Walsh* Brian Walsh	Treasurer and Chief Financial Officer	May 27, 2009

* By:	Steven M. Joenk
Steven M. Joenk
(Attorney-in-fact)

EXHIBIT INDEX

Exhibit Number	Description of Exhibit
(11)	Legal Opinion of K&L Gates LLP regarding the legality of the securities being registered.

(14)	Consent of Independent Registered Public Accounting Firm.

(16)	Powers of Attorney.

(17)(a)	Voting Instruction and Proxy Cards.